Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2025 (Unaudited)

For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 07/15/26	69,865,905	69,279,140
0.13%, 10/15/26	78,783,430	77,869,420
0.38%, 01/15/27	64,620,492	63,745,844
2.38%, 01/15/27	32,040,959	32,627,959
0.13%, 04/15/27	80,594,595	78,869,367
0.38%, 07/15/27	71,643,391	70,630,309
1.63%, 10/15/27	80,817,352	81,773,901
0.50%, 01/15/28	73,196,090	71,687,850
1.75%, 01/15/28	30,181,440	30,535,718
1.25%, 04/15/28	79,750,685	79,479,657
3.63%, 04/15/28	30,832,015	32,797,556
0.75%, 07/15/28	63,360,943	62,445,179
2.38%, 10/15/28	82,123,657	85,095,828
0.88%, 01/15/29	54,691,673	53,670,477
2.50%, 01/15/29	27,987,289	29,062,504
2.13%, 04/15/29	84,646,581	86,756,133
3.88%, 04/15/29	35,480,960	38,717,905
0.25%, 07/15/29	64,500,315	61,658,270
1.63%, 10/15/29	87,335,601	88,166,313
0.13%, 01/15/30	72,854,197	68,408,953
1.63%, 04/15/30	47,034,575	47,189,826
0.13%, 07/15/30	80,216,897	74,930,729
0.13%, 01/15/31	82,735,070	76,140,503
0.13%, 07/15/31	84,645,236	77,316,480
0.13%, 01/15/32	93,211,118	83,824,468
3.38%, 04/15/32	12,980,499	14,375,903
0.63%, 07/15/32	95,788,676	88,655,038
1.13%, 01/15/33	94,009,122	89,117,710
1.38%, 07/15/33	92,106,138	88,668,348
1.75%, 01/15/34	97,320,166	95,702,599
1.88%, 07/15/34	101,034,807	100,292,832
2.13%, 01/15/35	106,283,745	107,105,784
2.13%, 02/15/40	16,437,245	16,080,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/41	24,571,067	23,775,387
0.75%, 02/15/42	38,657,113	29,664,049
0.63%, 02/15/43	31,049,019	22,810,719
1.38%, 02/15/44	42,717,696	35,524,103
0.75%, 02/15/45	47,177,670	34,127,331
1.00%, 02/15/46	24,312,765	18,251,194
0.88%, 02/15/47	29,545,599	21,182,809
1.00%, 02/15/48	21,540,043	15,668,278
1.00%, 02/15/49	19,749,939	14,154,380
0.25%, 02/15/50	30,480,740	17,415,099
0.13%, 02/15/51	30,113,306	16,128,263
0.13%, 02/15/52	35,778,411	18,816,509
1.50%, 02/15/53	33,744,874	26,337,479
2.13%, 02/15/54	33,134,425	29,875,991
2.38%, 02/15/55	17,082,885	16,262,440
Total Treasuries (Cost $2,695,611,609)		2,562,673,104

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	205,809	205,809
Total Short-Term Investments (Cost $205,809)		205,809
Total Investments in Securities (Cost $2,695,817,418)		2,562,878,913

(a)	The rate shown is the annualized 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,562,673,104	$—	$2,562,673,104
Short-Term Investments[1]	205,809	—	—	205,809
Total	$205,809	$2,562,673,104	$—	$2,562,878,913

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2025 (Unaudited)

Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.8% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.5%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	150,221
7.10%, 11/15/27 (a)	150,000	157,401
2.20%, 11/02/28 (a)	100,000	91,308
5.74%, 05/15/29 (a)(b)	100,000	101,003
6.99%, 06/13/29 (a)(b)	150,000	156,767
6.85%, 01/03/30 (a)(b)	150,000	156,803
5.54%, 01/17/31 (a)(b)	150,000	149,874
8.00%, 11/01/31	450,000	503,453
6.18%, 07/26/35 (a)(b)	150,000	149,462
American Express Co.
1.65%, 11/04/26 (a)	250,000	240,623
2.55%, 03/04/27 (a)	350,000	339,629
3.30%, 05/03/27 (a)	300,000	294,639
5.39%, 07/28/27 (a)(b)	250,000	252,242
5.85%, 11/05/27 (a)	250,000	258,820
5.10%, 02/16/28 (a)(b)	350,000	353,360
5.04%, 07/26/28 (a)(b)	200,000	202,386
4.73%, 04/25/29 (a)(b)	250,000	251,490
4.05%, 05/03/29 (a)	150,000	149,120
5.28%, 07/27/29 (a)(b)	250,000	255,795
5.53%, 04/25/30 (a)(b)	250,000	258,430
5.09%, 01/30/31 (a)(b)	250,000	253,850
5.02%, 04/25/31 (a)(b)	250,000	252,960
6.49%, 10/30/31 (a)(b)	250,000	270,515
4.99%, 05/26/33 (a)(b)	100,000	98,922
4.42%, 08/03/33 (a)(b)	250,000	241,498
5.04%, 05/01/34 (a)(b)	200,000	199,416
5.63%, 07/28/34 (a)(b)	100,000	101,296
5.92%, 04/25/35 (a)(b)	100,000	103,255
5.28%, 07/26/35 (a)(b)	300,000	298,650
5.44%, 01/30/36 (a)(b)	250,000	251,882
5.67%, 04/25/36 (a)(b)	250,000	255,130
4.05%, 12/03/42	150,000	124,598
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	98,310
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	75,000	76,090
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	251,990
4.90%, 07/16/27	250,000	253,395
3.92%, 09/30/27	250,000	248,280
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,006
5.38%, 03/13/29	200,000	204,800
7.88%, 11/15/34 (a)(b)	200,000	223,922
6.03%, 03/13/35 (a)(b)	200,000	204,646
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Santander SA
4.25%, 04/11/27	200,000	198,400
5.29%, 08/18/27	400,000	404,984
1.72%, 09/14/27 (a)(b)	200,000	192,322
6.53%, 11/07/27 (a)(b)	200,000	205,084
3.80%, 02/23/28	200,000	195,184
5.55%, 03/14/28 (a)(b)	200,000	202,566
4.18%, 03/24/28 (a)(b)	200,000	198,142
4.38%, 04/12/28	200,000	198,366
5.37%, 07/15/28 (a)(b)	200,000	202,996
5.59%, 08/08/28	400,000	411,332
6.61%, 11/07/28	200,000	212,494
3.31%, 06/27/29	200,000	190,412
5.57%, 01/17/30	200,000	205,566
5.54%, 03/14/30 (a)(b)	200,000	204,714
3.49%, 05/28/30	200,000	187,552
2.75%, 12/03/30	200,000	176,070
2.96%, 03/25/31	200,000	180,950
5.44%, 07/15/31	400,000	410,380
3.23%, 11/22/32 (a)(b)	200,000	175,160
6.92%, 08/08/33	400,000	426,908
6.94%, 11/07/33	200,000	222,668
6.35%, 03/14/34	200,000	206,660
6.03%, 01/17/35	200,000	207,628
Bank of America Corp.
6.22%, 09/15/26	150,000	152,945
4.25%, 10/22/26	350,000	348,670
1.73%, 07/22/27 (a)(b)	1,100,000	1,064,316
5.93%, 09/15/27 (a)(b)	300,000	304,710
3.25%, 10/21/27 (a)	500,000	487,960
4.18%, 11/25/27 (a)	350,000	347,032
3.82%, 01/20/28 (a)(b)	500,000	493,505
2.55%, 02/04/28 (a)(b)	425,000	410,818
3.71%, 04/24/28 (a)(b)	350,000	344,158
4.38%, 04/27/28 (a)(b)	400,000	398,180
3.59%, 07/21/28 (a)(b)	400,000	391,604
4.95%, 07/22/28 (a)(b)	600,000	603,774
6.20%, 11/10/28 (a)(b)	400,000	414,300
3.42%, 12/20/28 (a)(b)	1,100,000	1,067,572
4.98%, 01/24/29 (a)(b)	500,000	505,095
3.97%, 03/05/29 (a)(b)	500,000	491,245
5.20%, 04/25/29 (a)(b)	700,000	711,585
4.62%, 05/09/29 (a)(b)	400,000	400,116
2.09%, 06/14/29 (a)(b)	500,000	464,280
4.27%, 07/23/29 (a)(b)	550,000	543,928
5.82%, 09/15/29 (a)(b)	550,000	570,124
3.97%, 02/07/30 (a)(b)	575,000	561,085
3.19%, 07/23/30 (a)(b)	450,000	424,134
2.88%, 10/22/30 (a)(b)	350,000	324,436
5.16%, 01/24/31 (a)(b)	500,000	507,770
2.50%, 02/13/31 (a)(b)	650,000	586,950
2.59%, 04/29/31 (a)(b)	600,000	541,734
1.90%, 07/23/31 (a)(b)	525,000	454,629
1.92%, 10/24/31 (a)(b)	450,000	387,684

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 03/11/32 (a)(b)	400,000	354,172
2.69%, 04/22/32 (a)(b)	800,000	707,200
2.30%, 07/21/32 (a)(b)	650,000	557,609
2.57%, 10/20/32 (a)(b)	600,000	520,848
2.97%, 02/04/33 (a)(b)	650,000	572,663
4.57%, 04/27/33 (a)(b)	600,000	582,234
5.02%, 07/22/33 (a)(b)	900,000	897,183
5.29%, 04/25/34 (a)(b)	950,000	951,083
5.87%, 09/15/34 (a)(b)	700,000	727,839
5.47%, 01/23/35 (a)(b)	900,000	910,665
5.43%, 08/15/35 (a)(b)	450,000	440,644
5.52%, 10/25/35 (a)(b)	675,000	662,330
5.51%, 01/24/36 (a)(b)	700,000	706,398
5.74%, 02/12/36 (a)(b)	450,000	447,403
5.46%, 05/09/36 (a)(b)	400,000	403,072
2.48%, 09/21/36 (a)(b)	400,000	334,608
6.11%, 01/29/37	350,000	362,995
3.85%, 03/08/37 (a)(b)	425,000	380,749
4.24%, 04/24/38 (a)(b)	350,000	310,919
7.75%, 05/14/38	320,000	374,966
4.08%, 04/23/40 (a)(b)	300,000	254,910
2.68%, 06/19/41 (a)(b)	900,000	628,578
5.88%, 02/07/42	275,000	282,287
3.31%, 04/22/42 (a)(b)	700,000	522,816
5.00%, 01/21/44	350,000	322,980
4.88%, 04/01/44	100,000	90,416
4.75%, 04/21/45	100,000	86,400
4.44%, 01/20/48 (a)(b)	225,000	187,292
3.95%, 01/23/49 (a)(b)	200,000	152,698
4.33%, 03/15/50 (a)(b)	500,000	405,005
4.08%, 03/20/51 (a)(b)	1,000,000	773,140
2.83%, 10/24/51 (a)(b)	150,000	90,851
3.48%, 03/13/52 (a)(b)	200,000	138,550
2.97%, 07/21/52 (a)(b)	350,000	218,593
Bank of America NA
5.53%, 08/18/26 (a)	400,000	405,196
6.00%, 10/15/36	168,000	174,350
Bank of Montreal
5.30%, 06/05/26	150,000	151,212
1.25%, 09/15/26	250,000	240,200
5.27%, 12/11/26	200,000	202,382
2.65%, 03/08/27	250,000	242,800
5.37%, 06/04/27	150,000	152,796
4.57%, 09/10/27 (a)(b)	200,000	199,872
4.70%, 09/14/27 (a)	200,000	201,192
5.20%, 02/01/28 (a)	250,000	254,957
5.72%, 09/25/28 (a)	200,000	207,458
5.00%, 01/27/29 (a)(b)	100,000	101,087
4.64%, 09/10/30 (a)(b)	150,000	149,969
5.51%, 06/04/31 (a)	150,000	155,118
3.80%, 12/15/32 (a)(b)	200,000	193,382
3.09%, 01/10/37 (a)(b)	200,000	170,640
Bank of New York Mellon Corp.
2.45%, 08/17/26 (a)	150,000	146,768
1.05%, 10/15/26 (a)	100,000	95,760
3.25%, 05/16/27 (a)	250,000	245,768
3.40%, 01/29/28 (a)	200,000	196,058
3.44%, 02/07/28 (a)(b)	150,000	147,848
3.85%, 04/28/28	350,000	347,998
5.80%, 10/25/28 (a)(b)	250,000	258,132
3.00%, 10/30/28 (a)	150,000	143,280
1.90%, 01/25/29 (a)	100,000	91,753
4.54%, 02/01/29 (a)(b)	150,000	150,596
3.30%, 08/23/29 (a)	150,000	142,986
6.32%, 10/25/29 (a)(b)	200,000	211,572
4.98%, 03/14/30 (a)(b)	150,000	152,606
4.94%, 02/11/31 (a)(b)	250,000	252,855
1.80%, 07/28/31 (a)	100,000	85,467
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.06%, 07/22/32 (a)(b)	200,000	202,340
4.29%, 06/13/33 (a)(b)	200,000	191,326
5.83%, 10/25/33 (a)(b)	250,000	261,937
4.71%, 02/01/34 (a)(b)	150,000	146,196
4.97%, 04/26/34 (a)(b)	500,000	495,090
6.47%, 10/25/34 (a)(b)	100,000	108,853
5.19%, 03/14/35 (a)(b)	200,000	200,166
5.23%, 11/20/35 (a)(b)	150,000	150,837
5.61%, 07/21/39 (a)(b)	100,000	100,020
Bank of Nova Scotia
1.35%, 06/24/26	200,000	193,776
2.70%, 08/03/26	200,000	196,186
1.30%, 09/15/26	250,000	240,613
5.35%, 12/07/26	200,000	202,522
1.95%, 02/02/27	150,000	144,450
2.95%, 03/11/27	150,000	146,357
5.40%, 06/04/27	150,000	152,916
5.25%, 06/12/28	150,000	153,870
4.40%, 09/08/28 (a)(b)	200,000	199,296
4.93%, 02/14/29 (a)(b)	200,000	201,574
5.45%, 08/01/29	125,000	128,919
4.85%, 02/01/30	200,000	202,058
5.13%, 02/14/31 (a)(b)	150,000	151,800
2.15%, 08/01/31	150,000	129,135
2.45%, 02/02/32	150,000	128,679
4.74%, 11/10/32 (a)(b)	150,000	148,451
5.65%, 02/01/34	150,000	155,228
4.59%, 05/04/37 (a)(b)	200,000	186,538
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	90,069
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	73,454
Barclays PLC
6.50%, 09/13/27 (a)(b)	200,000	204,232
2.28%, 11/24/27 (a)(b)	400,000	385,948
4.34%, 01/10/28 (a)	200,000	198,444
5.67%, 03/12/28 (a)(b)	200,000	203,082
4.84%, 05/09/28 (a)	450,000	450,895
5.50%, 08/09/28 (a)(b)	300,000	304,548
4.84%, 09/10/28 (a)(b)	200,000	200,480
7.39%, 11/02/28 (a)(b)	250,000	264,570
5.09%, 02/25/29 (a)(b)	250,000	251,505
4.97%, 05/16/29 (a)(b)	450,000	452,110
6.49%, 09/13/29 (a)(b)	200,000	209,940
5.69%, 03/12/30 (a)(b)	350,000	358,998
5.09%, 06/20/30 (a)(b)	300,000	298,695
4.94%, 09/10/30 (a)(b)	250,000	249,658
5.37%, 02/25/31 (a)(b)	350,000	353,325
2.65%, 06/24/31 (a)(b)	300,000	267,711
2.67%, 03/10/32 (a)(b)	200,000	174,846
2.89%, 11/24/32 (a)(b)	250,000	217,740
5.75%, 08/09/33 (a)(b)	200,000	204,218
7.44%, 11/02/33 (a)(b)	350,000	391,601
6.22%, 05/09/34 (a)(b)	400,000	417,860
7.12%, 06/27/34 (a)(b)	250,000	269,310
6.69%, 09/13/34 (a)(b)	250,000	268,730
5.34%, 09/10/35 (a)(b)	400,000	389,088
3.56%, 09/23/35 (a)(b)	150,000	136,725
5.79%, 02/25/36 (a)(b)	350,000	351,127
3.81%, 03/10/42 (a)(b)	200,000	152,612
3.33%, 11/24/42 (a)(b)	200,000	143,544
5.25%, 08/17/45	200,000	187,756
4.95%, 01/10/47	200,000	177,232
6.04%, 03/12/55 (a)(b)	200,000	198,898
BPCE SA
3.38%, 12/02/26	250,000	246,143

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	150,000	145,143
5.93%, 10/02/26	200,000	203,628
3.45%, 04/07/27 (a)	200,000	196,624
5.24%, 06/28/27	200,000	203,014
4.51%, 09/11/27 (a)(b)	150,000	149,805
4.86%, 01/13/28 (a)(b)	200,000	200,862
5.00%, 04/28/28 (a)	250,000	254,135
4.86%, 03/30/29 (a)(b)	250,000	251,422
5.26%, 04/08/29 (a)	200,000	204,908
4.63%, 09/11/30 (a)(b)	200,000	199,180
5.25%, 01/13/31 (a)(b)	200,000	203,382
3.60%, 04/07/32 (a)	200,000	183,888
6.09%, 10/03/33 (a)	250,000	265,382
Capital One Financial Corp.
3.75%, 07/28/26 (a)	250,000	247,090
4.10%, 02/09/27 (a)	150,000	148,829
3.75%, 03/09/27 (a)	300,000	296,250
3.65%, 05/11/27 (a)	250,000	246,020
1.88%, 11/02/27 (a)(b)	225,000	216,401
3.80%, 01/31/28 (a)	200,000	196,122
4.93%, 05/10/28 (a)(b)	300,000	300,963
5.47%, 02/01/29 (a)(b)	200,000	203,590
6.31%, 06/08/29 (a)(b)	300,000	312,507
5.70%, 02/01/30 (a)(b)	200,000	205,242
3.27%, 03/01/30 (a)(b)	200,000	188,862
5.25%, 07/26/30 (a)(b)	200,000	202,002
5.46%, 07/26/30 (a)(b)	200,000	203,804
7.62%, 10/30/31 (a)(b)	300,000	334,632
2.36%, 07/29/32 (a)(b)	150,000	124,256
2.62%, 11/02/32 (a)(b)	200,000	171,066
6.70%, 11/29/32 (a)	150,000	161,373
5.27%, 05/10/33 (a)(b)	200,000	197,994
5.82%, 02/01/34 (a)(b)	250,000	253,155
6.38%, 06/08/34 (a)(b)	300,000	313,839
7.96%, 11/02/34 (a)(b)	150,000	171,731
6.05%, 02/01/35 (a)(b)	200,000	205,358
5.88%, 07/26/35 (a)(b)	200,000	202,748
6.18%, 01/30/36 (a)(b)	300,000	297,618
Capital One NA
3.45%, 07/27/26 (a)	250,000	246,565
4.65%, 09/13/28 (a)	250,000	250,208
Citibank NA
4.93%, 08/06/26 (a)	250,000	251,430
5.49%, 12/04/26 (a)	500,000	507,355
4.58%, 05/29/27 (a)	400,000	400,788
4.88%, 11/19/27 (a)(b)	400,000	401,684
5.80%, 09/29/28 (a)	400,000	416,488
4.84%, 08/06/29 (a)	250,000	253,165
4.91%, 05/29/30 (a)	500,000	504,515
5.57%, 04/30/34 (a)	300,000	307,491
Citigroup, Inc.
3.20%, 10/21/26 (a)	600,000	589,404
4.30%, 11/20/26	150,000	149,307
1.46%, 06/09/27 (a)(b)	550,000	531,949
4.45%, 09/29/27	680,000	677,192
3.89%, 01/10/28 (a)(b)	500,000	493,805
6.63%, 01/15/28	100,000	105,708
3.07%, 02/24/28 (a)(b)	500,000	486,755
4.64%, 05/07/28 (a)(b)	400,000	399,449
4.66%, 05/24/28 (a)(b)	300,000	300,099
3.67%, 07/24/28 (a)(b)	400,000	391,232
4.13%, 07/25/28	350,000	344,977
3.52%, 10/27/28 (a)(b)	400,000	389,164
4.79%, 03/04/29 (a)(b)	400,000	400,596
4.08%, 04/23/29 (a)(b)	300,000	295,365
5.17%, 02/13/30 (a)(b)	500,000	506,755
3.98%, 03/20/30 (a)(b)	450,000	437,211
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.54%, 09/19/30 (a)(b)	550,000	543,075
2.98%, 11/05/30 (a)(b)	400,000	370,232
2.67%, 01/29/31 (a)(b)	400,000	362,260
4.41%, 03/31/31 (a)(b)	700,000	685,132
4.95%, 05/07/31 (a)(b)	400,000	400,088
2.57%, 06/03/31 (a)(b)	650,000	582,491
2.56%, 05/01/32 (a)(b)	500,000	437,205
6.63%, 06/15/32	200,000	215,500
2.52%, 11/03/32 (a)(b)	300,000	258,312
3.06%, 01/25/33 (a)(b)	550,000	484,071
5.88%, 02/22/33	100,000	102,688
3.79%, 03/17/33 (a)(b)	575,000	528,459
4.91%, 05/24/33 (a)(b)	475,000	467,025
6.00%, 10/31/33	150,000	155,519
6.27%, 11/17/33 (a)(b)	500,000	531,135
6.17%, 05/25/34 (a)(b)	600,000	614,982
5.59%, 11/19/34 (a)(b)	200,000	200,360
5.83%, 02/13/35 (a)(b)	500,000	498,510
5.45%, 06/11/35 (a)(b)	450,000	450,990
6.02%, 01/24/36 (a)(b)	550,000	552,112
5.33%, 03/27/36 (a)(b)	400,000	395,224
6.13%, 08/25/36	100,000	101,396
3.88%, 01/24/39 (a)(b)	200,000	168,116
8.13%, 07/15/39	395,000	486,166
5.41%, 09/19/39 (a)(b)	200,000	190,598
5.32%, 03/26/41 (a)(b)	300,000	286,509
5.88%, 01/30/42	205,000	206,341
2.90%, 11/03/42 (a)(b)	200,000	137,846
6.68%, 09/13/43	200,000	212,136
5.30%, 05/06/44	150,000	137,540
4.65%, 07/30/45	180,000	154,359
4.75%, 05/18/46	330,000	274,570
4.28%, 04/24/48 (a)(b)	150,000	120,251
4.65%, 07/23/48 (a)	450,000	376,501
5.61%, 03/04/56 (a)(b)	300,000	285,963
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	147,054
5.84%, 01/23/30 (a)(b)	250,000	256,597
3.25%, 04/30/30 (a)	150,000	138,602
5.25%, 03/05/31 (a)(b)	200,000	200,460
5.72%, 07/23/32 (a)(b)	200,000	204,198
2.64%, 09/30/32 (a)	100,000	81,923
6.65%, 04/25/35 (a)(b)	150,000	159,077
5.64%, 05/21/37 (a)(b)	100,000	97,141
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	242,288
5.98%, 01/30/30 (a)(b)	250,000	254,272
Commonwealth Bank of Australia
4.58%, 11/27/26	250,000	251,425
Cooperatieve Rabobank UA
3.75%, 07/21/26	300,000	297,033
5.50%, 10/05/26	250,000	253,765
5.04%, 03/05/27	250,000	253,455
4.37%, 05/27/27	250,000	250,746
4.88%, 01/21/28	250,000	254,197
5.25%, 05/24/41	200,000	192,800
5.75%, 12/01/43	250,000	246,578
5.25%, 08/04/45	250,000	230,520
Credit Suisse USA LLC
7.13%, 07/15/32	150,000	167,835
Deutsche Bank AG
7.15%, 07/13/27 (a)(b)	250,000	255,960
5.37%, 09/09/27	150,000	153,078
2.31%, 11/16/27 (a)(b)	250,000	240,815
2.55%, 01/07/28 (a)(b)	250,000	241,065
5.71%, 02/08/28 (a)(b)	200,000	202,620
5.37%, 01/10/29 (a)(b)	150,000	151,706

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.72%, 01/18/29 (a)(b)	300,000	313,215
5.41%, 05/10/29	150,000	154,475
6.82%, 11/20/29 (a)(b)	250,000	264,685
5.00%, 09/11/30 (a)(b)	200,000	199,302
5.30%, 05/09/31 (a)(b)	300,000	300,639
5.88%, 07/08/31 (a)(b)	200,000	202,690
3.55%, 09/18/31 (a)(b)	350,000	322,584
3.73%, 01/14/32 (a)(b)	200,000	180,090
3.04%, 05/28/32 (a)(b)	150,000	132,450
4.88%, 12/01/32 (a)(b)	200,000	196,306
3.74%, 01/07/33 (a)(b)	200,000	175,996
7.08%, 02/10/34 (a)(b)	200,000	209,860
5.40%, 09/11/35 (a)(b)	250,000	244,198
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	144,507
1.71%, 11/01/27 (a)(b)	150,000	143,991
3.95%, 03/14/28 (a)	150,000	148,034
6.36%, 10/27/28 (a)(b)	200,000	207,434
6.34%, 07/27/29 (a)(b)	200,000	209,288
4.77%, 07/28/30 (a)(b)	200,000	199,426
5.63%, 01/29/32 (a)(b)	200,000	205,550
8.25%, 03/01/38	200,000	234,252
Fifth Third Bank NA
2.25%, 02/01/27 (a)	250,000	241,295
4.97%, 01/28/28 (a)(b)	250,000	251,057
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	251,817
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	103,525
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	98,936
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	153,722
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	450,000	443,583
5.95%, 01/15/27	157,000	161,129
3.85%, 01/26/27 (a)	600,000	595,254
4.39%, 06/15/27 (a)(b)	150,000	149,577
1.54%, 09/10/27 (a)(b)	500,000	480,345
1.95%, 10/21/27 (a)(b)	750,000	722,535
2.64%, 02/24/28 (a)(b)	600,000	579,828
3.62%, 03/15/28 (a)(b)	650,000	638,436
4.94%, 04/23/28 (a)(b)	450,000	452,169
3.69%, 06/05/28 (a)(b)	500,000	490,895
4.48%, 08/23/28 (a)(b)	450,000	448,627
3.81%, 04/23/29 (a)(b)	450,000	440,460
4.22%, 05/01/29 (a)(b)	625,000	618,825
6.48%, 10/24/29 (a)(b)	500,000	527,555
2.60%, 02/07/30 (a)	350,000	319,931
3.80%, 03/15/30 (a)	475,000	458,456
5.73%, 04/25/30 (a)(b)	500,000	517,105
5.05%, 07/23/30 (a)(b)	450,000	454,153
4.69%, 10/23/30 (a)(b)	350,000	348,754
5.21%, 01/28/31 (a)(b)	400,000	405,972
5.22%, 04/23/31 (a)(b)	500,000	507,700
1.99%, 01/27/32 (a)(b)	500,000	425,955
2.62%, 04/22/32 (a)(b)	675,000	592,522
2.38%, 07/21/32 (a)(b)	700,000	602,833
2.65%, 10/21/32 (a)(b)	600,000	521,478
6.13%, 02/15/33	175,000	188,925
3.10%, 02/24/33 (a)(b)	700,000	618,422
6.56%, 10/24/34 (a)(b)	250,000	272,775
5.85%, 04/25/35 (a)(b)	500,000	515,560
5.33%, 07/23/35 (a)(b)	575,000	570,986
5.02%, 10/23/35 (a)(b)	500,000	484,310
5.54%, 01/28/36 (a)(b)	600,000	604,632
6.45%, 05/01/36	100,000	105,376
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 10/01/37	1,000,000	1,076,320
4.02%, 10/31/38 (a)(b)	475,000	404,785
4.41%, 04/23/39 (a)(b)	300,000	263,565
6.25%, 02/01/41	450,000	470,268
3.21%, 04/22/42 (a)(b)	400,000	291,672
2.91%, 07/21/42 (a)(b)	250,000	174,200
3.44%, 02/24/43 (a)(b)	375,000	278,610
4.80%, 07/08/44 (a)	350,000	306,271
5.15%, 05/22/45	350,000	308,595
4.75%, 10/21/45 (a)	300,000	259,980
5.56%, 11/19/45 (a)(b)	550,000	527,279
5.73%, 01/28/56 (a)(b)	600,000	583,500
HSBC Bank USA NA
5.88%, 11/01/34	250,000	259,455
7.00%, 01/15/39	250,000	280,875
HSBC Holdings PLC
4.38%, 11/23/26	200,000	199,170
5.89%, 08/14/27 (a)(b)	400,000	405,064
2.25%, 11/22/27 (a)(b)	200,000	192,734
4.04%, 03/13/28 (a)(b)	400,000	395,408
5.60%, 05/17/28 (a)(b)	300,000	304,518
4.76%, 06/09/28 (a)(b)	450,000	449,653
5.21%, 08/11/28 (a)(b)	400,000	403,948
2.01%, 09/22/28 (a)(b)	350,000	328,993
7.39%, 11/03/28 (a)(b)	400,000	423,016
5.13%, 11/19/28 (a)(b)	300,000	302,307
4.90%, 03/03/29 (a)(b)	200,000	200,476
6.16%, 03/09/29 (a)(b)	450,000	465,489
4.58%, 06/19/29 (a)(b)	600,000	595,968
2.21%, 08/17/29 (a)(b)	400,000	368,648
5.55%, 03/04/30 (a)(b)	250,000	255,812
4.95%, 03/31/30	400,000	403,648
3.97%, 05/22/30 (a)(b)	650,000	626,632
5.29%, 11/19/30 (a)(b)	400,000	404,048
5.13%, 03/03/31 (a)(b)	200,000	200,544
5.24%, 05/13/31 (a)(b)	400,000	402,048
2.85%, 06/04/31 (a)(b)	250,000	225,365
2.36%, 08/18/31 (a)(b)	250,000	219,390
5.73%, 05/17/32 (a)(b)	250,000	256,637
2.80%, 05/24/32 (a)(b)	500,000	437,890
2.87%, 11/22/32 (a)(b)	350,000	304,766
4.76%, 03/29/33 (a)(b)	200,000	191,794
5.40%, 08/11/33 (a)(b)	450,000	454,153
8.11%, 11/03/33 (a)(b)	400,000	456,840
6.25%, 03/09/34 (a)(b)	400,000	420,700
6.55%, 06/20/34 (a)(b)	300,000	313,737
7.40%, 11/13/34 (a)(b)	400,000	439,952
5.72%, 03/04/35 (a)(b)	200,000	204,144
5.87%, 11/18/35 (a)(b)	400,000	396,028
5.45%, 03/03/36 (a)(b)	400,000	394,204
6.50%, 05/02/36	400,000	422,316
5.79%, 05/13/36 (a)(b)	400,000	403,348
6.50%, 09/15/37	405,000	422,576
6.80%, 06/01/38	400,000	429,718
6.10%, 01/14/42	200,000	208,310
6.33%, 03/09/44 (a)(b)	400,000	420,720
5.25%, 03/14/44	200,000	185,538
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,006
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	199,704
6.21%, 08/21/29 (a)(b)	100,000	104,269
2.55%, 02/04/30 (a)	150,000	135,705
5.27%, 01/15/31 (a)(b)	200,000	202,334
5.71%, 02/02/35 (a)(b)	200,000	201,166
2.49%, 08/15/36 (a)(b)	250,000	207,285

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	250,672
4.55%, 05/17/28 (a)(b)	250,000	249,598
5.65%, 01/10/30 (a)	250,000	257,802
ING Groep NV
3.95%, 03/29/27	200,000	198,122
6.08%, 09/11/27 (a)(b)	200,000	203,584
4.02%, 03/28/28 (a)(b)	250,000	247,425
4.55%, 10/02/28	300,000	299,697
4.86%, 03/25/29 (a)(b)	200,000	200,846
4.05%, 04/09/29	200,000	196,106
5.34%, 03/19/30 (a)(b)	200,000	204,056
5.07%, 03/25/31 (a)(b)	200,000	201,296
2.73%, 04/01/32 (a)(b)	200,000	177,136
4.25%, 03/28/33 (a)(b)	200,000	189,848
6.11%, 09/11/34 (a)(b)	200,000	210,162
5.55%, 03/19/35 (a)(b)	200,000	201,370
5.53%, 03/25/36 (a)(b)	200,000	199,788
JPMorgan Chase & Co.
3.20%, 06/15/26 (a)	250,000	247,188
2.95%, 10/01/26 (a)	550,000	540,204
7.63%, 10/15/26	150,000	156,426
4.13%, 12/15/26	350,000	348,544
8.00%, 04/29/27	150,000	159,803
1.47%, 09/22/27 (a)(b)	500,000	480,225
4.25%, 10/01/27	250,000	250,088
6.07%, 10/22/27 (a)(b)	300,000	306,294
3.63%, 12/01/27 (a)	150,000	147,249
5.04%, 01/23/28 (a)(b)	450,000	453,190
3.78%, 02/01/28 (a)(b)	500,000	493,545
2.95%, 02/24/28 (a)(b)	350,000	340,718
5.57%, 04/22/28 (a)(b)	500,000	509,330
4.32%, 04/26/28 (a)(b)	600,000	597,468
3.54%, 05/01/28 (a)(b)	450,000	441,711
2.18%, 06/01/28 (a)(b)	300,000	286,383
4.98%, 07/22/28 (a)(b)	350,000	352,873
4.85%, 07/25/28 (a)(b)	650,000	653,614
4.51%, 10/22/28 (a)(b)	350,000	349,359
3.51%, 01/23/29 (a)(b)	450,000	438,169
4.92%, 01/24/29 (a)(b)	400,000	403,636
4.01%, 04/23/29 (a)(b)	400,000	394,016
2.07%, 06/01/29 (a)(b)	350,000	325,545
4.20%, 07/23/29 (a)(b)	450,000	445,108
5.30%, 07/24/29 (a)(b)	500,000	510,275
6.09%, 10/23/29 (a)(b)	400,000	418,076
4.45%, 12/05/29 (a)(b)	450,000	447,327
5.01%, 01/23/30 (a)(b)	425,000	430,312
5.58%, 04/22/30 (a)(b)	500,000	516,445
3.70%, 05/06/30 (a)(b)	450,000	434,623
4.57%, 06/14/30 (a)(b)	400,000	398,456
5.00%, 07/22/30 (a)(b)	500,000	504,850
8.75%, 09/01/30	150,000	176,286
2.74%, 10/15/30 (a)(b)	650,000	599,605
4.60%, 10/22/30 (a)(b)	450,000	447,610
5.14%, 01/24/31 (a)(b)	500,000	508,020
4.49%, 03/24/31 (a)(b)	550,000	543,735
2.52%, 04/22/31 (a)(b)	500,000	451,715
5.10%, 04/22/31 (a)(b)	350,000	355,271
2.96%, 05/13/31 (a)(b)	575,000	523,008
1.76%, 11/19/31 (a)(b)	250,000	213,658
1.95%, 02/04/32 (a)(b)	550,000	471,174
2.58%, 04/22/32 (a)(b)	675,000	596,140
2.55%, 11/08/32 (a)(b)	600,000	520,728
2.96%, 01/25/33 (a)(b)	500,000	442,490
4.59%, 04/26/33 (a)(b)	450,000	438,808
4.91%, 07/25/33 (a)(b)	800,000	793,320
5.72%, 09/14/33 (a)(b)	675,000	693,225
5.35%, 06/01/34 (a)(b)	800,000	811,104
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 10/23/34 (a)(b)	600,000	641,886
5.34%, 01/23/35 (a)(b)	550,000	553,806
5.77%, 04/22/35 (a)(b)	575,000	595,090
5.29%, 07/22/35 (a)(b)	700,000	699,853
4.95%, 10/22/35 (a)(b)	600,000	582,960
5.50%, 01/24/36 (a)(b)	500,000	506,605
5.57%, 04/22/36 (a)(b)	600,000	610,818
6.40%, 05/15/38	450,000	490,266
3.88%, 07/24/38 (a)(b)	475,000	409,322
5.50%, 10/15/40	230,000	228,625
3.11%, 04/22/41 (a)(b)	250,000	187,238
5.60%, 07/15/41	350,000	351,589
2.53%, 11/19/41 (a)(b)	300,000	205,086
5.40%, 01/06/42	250,000	245,978
3.16%, 04/22/42 (a)(b)	375,000	276,514
5.63%, 08/16/43	250,000	247,233
4.85%, 02/01/44	200,000	181,560
4.95%, 06/01/45	300,000	271,353
5.53%, 11/29/45 (a)(b)	500,000	490,055
4.26%, 02/22/48 (a)(b)	350,000	286,982
4.03%, 07/24/48 (a)(b)	250,000	196,810
3.96%, 11/15/48 (a)(b)	700,000	544,026
3.90%, 01/23/49 (a)(b)	300,000	230,091
3.11%, 04/22/51 (a)(b)	400,000	261,064
3.33%, 04/22/52 (a)(b)	600,000	408,330
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	350,000	354,000
KeyBank NA
4.39%, 12/14/27	250,000	248,390
3.90%, 04/13/29	250,000	238,480
4.90%, 08/08/32	250,000	236,163
5.00%, 01/26/33 (a)	250,000	242,030
KeyCorp
2.25%, 04/06/27	150,000	143,705
4.10%, 04/30/28	100,000	98,624
2.55%, 10/01/29	100,000	91,181
4.79%, 06/01/33 (a)(b)	100,000	95,494
6.40%, 03/06/35 (a)(b)	150,000	157,523
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	197,634
5.99%, 08/07/27 (a)(b)	200,000	202,830
5.46%, 01/05/28 (a)(b)	250,000	252,885
3.75%, 03/18/28 (a)(b)	200,000	196,794
4.38%, 03/22/28	300,000	298,293
4.55%, 08/16/28	200,000	199,140
3.57%, 11/07/28 (a)(b)	400,000	389,404
5.09%, 11/26/28 (a)(b)	200,000	201,882
5.87%, 03/06/29 (a)(b)	200,000	206,020
5.72%, 06/05/30 (a)(b)	300,000	309,711
4.98%, 08/11/33 (a)(b)	200,000	196,202
7.95%, 11/15/33 (a)(b)	200,000	227,386
5.68%, 01/05/35 (a)(b)	250,000	252,852
5.59%, 11/26/35 (a)(b)	200,000	200,208
5.30%, 12/01/45	200,000	180,626
3.37%, 12/14/46 (a)(b)	200,000	139,488
4.34%, 01/09/48	300,000	230,727
M&T Bank Corp.
4.83%, 01/16/29 (a)(b)	100,000	100,221
7.41%, 10/30/29 (a)(b)	200,000	215,978
6.08%, 03/13/32 (a)(b)	200,000	208,214
5.05%, 01/27/34 (a)(b)	250,000	242,293
5.39%, 01/16/36 (a)(b)	200,000	195,068
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	251,045
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	200,000	195,748
3.68%, 02/22/27	200,000	197,568

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.54%, 07/20/27 (a)(b)	250,000	241,490
3.29%, 07/25/27	250,000	244,198
1.64%, 10/13/27 (a)(b)	250,000	240,195
2.34%, 01/19/28 (a)(b)	200,000	192,902
3.96%, 03/02/28	250,000	247,345
4.08%, 04/19/28 (a)(b)	200,000	198,022
5.02%, 07/20/28 (a)(b)	200,000	201,726
4.05%, 09/11/28	250,000	247,608
5.35%, 09/13/28 (a)(b)	200,000	203,358
5.42%, 02/22/29 (a)(b)	200,000	204,256
3.74%, 03/07/29	300,000	292,239
5.24%, 04/19/29 (a)(b)	200,000	203,452
3.20%, 07/18/29	200,000	189,326
2.56%, 02/25/30	200,000	181,856
5.26%, 04/17/30 (a)(b)	200,000	203,792
2.05%, 07/17/30	250,000	219,383
5.20%, 01/16/31 (a)(b)	200,000	203,342
5.16%, 04/24/31 (a)(b)	200,000	202,932
2.31%, 07/20/32 (a)(b)	200,000	172,174
2.49%, 10/13/32 (a)(b)	200,000	172,964
2.85%, 01/19/33 (a)(b)	200,000	174,478
4.32%, 04/19/33 (a)(b)	200,000	190,550
5.13%, 07/20/33 (a)(b)	300,000	299,994
5.47%, 09/13/33 (a)(b)	200,000	203,604
5.44%, 02/22/34 (a)(b)	200,000	202,900
5.41%, 04/19/34 (a)(b)(c)	200,000	202,526
5.43%, 04/17/35 (a)(b)	250,000	251,277
5.57%, 01/16/36 (a)(b)	200,000	202,818
5.62%, 04/24/36 (a)(b)	250,000	254,142
4.29%, 07/26/38	200,000	181,410
4.15%, 03/07/39	100,000	89,214
3.75%, 07/18/39	200,000	168,596
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	195,940
3.66%, 02/28/27	200,000	196,510
1.55%, 07/09/27 (a)(b)	250,000	241,730
3.17%, 09/11/27	300,000	291,771
4.02%, 03/05/28	200,000	197,922
5.41%, 09/13/28 (a)(b)	200,000	203,606
5.78%, 07/06/29 (a)(b)	300,000	309,897
5.38%, 05/26/30 (a)(b)	200,000	204,220
3.15%, 07/16/30 (a)(b)	200,000	187,740
5.10%, 05/13/31 (a)(b)	200,000	202,212
5.74%, 05/27/31 (a)(b)	200,000	207,590
2.20%, 07/10/31 (a)(b)	250,000	219,783
1.98%, 09/08/31 (a)(b)	250,000	216,178
2.56%, 09/13/31	200,000	171,700
2.26%, 07/09/32 (a)(b)	200,000	171,220
5.67%, 09/13/33 (a)(b)	200,000	204,850
5.75%, 05/27/34 (a)(b)	200,000	205,478
5.75%, 07/06/34 (a)(b)	200,000	205,598
5.58%, 05/26/35 (a)(b)	200,000	202,788
5.59%, 07/10/35 (a)(b)	200,000	202,964
5.42%, 05/13/36 (a)(b)	200,000	200,208
Morgan Stanley
3.13%, 07/27/26	600,000	590,946
6.25%, 08/09/26	112,000	114,321
4.35%, 09/08/26	400,000	398,456
3.63%, 01/20/27	550,000	543,570
3.95%, 04/23/27	350,000	346,878
1.51%, 07/20/27 (a)(b)	550,000	530,843
2.48%, 01/21/28 (a)(b)	400,000	386,360
5.65%, 04/13/28 (a)(b)	300,000	305,553
4.21%, 04/20/28 (a)(b)	475,000	471,684
3.59%, 07/22/28 (a)(b)	600,000	586,536
6.30%, 10/18/28 (a)(b)	400,000	414,764
3.77%, 01/24/29 (a)(b)	550,000	538,384
5.12%, 02/01/29 (a)(b)	500,000	506,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.16%, 04/20/29 (a)(b)	500,000	507,330
5.45%, 07/20/29 (a)(b)	400,000	409,396
6.41%, 11/01/29 (a)(b)	400,000	421,748
5.17%, 01/16/30 (a)(b)	400,000	406,420
4.43%, 01/23/30 (a)(b)	575,000	570,337
5.66%, 04/18/30 (a)(b)	500,000	516,515
5.04%, 07/19/30 (a)(b)	400,000	404,164
4.65%, 10/18/30 (a)(b)	550,000	546,694
5.23%, 01/15/31 (a)(b)	500,000	507,990
2.70%, 01/22/31 (a)(b)	650,000	593,534
3.62%, 04/01/31 (a)(b)	600,000	569,214
5.19%, 04/17/31 (a)(b)	450,000	456,700
1.79%, 02/13/32 (a)(b)	500,000	421,390
7.25%, 04/01/32	180,000	205,245
1.93%, 04/28/32 (a)(b)	450,000	380,101
2.24%, 07/21/32 (a)(b)	650,000	554,437
2.51%, 10/20/32 (a)(b)	450,000	387,751
2.94%, 01/21/33 (a)(b)	500,000	439,690
4.89%, 07/20/33 (a)(b)	400,000	394,368
6.34%, 10/18/33 (a)(b)	550,000	588,665
5.25%, 04/21/34 (a)(b)	650,000	650,247
5.42%, 07/21/34 (a)(b)	475,000	479,498
6.63%, 11/01/34 (a)(b)	300,000	325,950
5.47%, 01/18/35 (a)(b)	450,000	453,028
5.83%, 04/19/35 (a)(b)	575,000	593,204
5.32%, 07/19/35 (a)(b)	600,000	596,928
5.59%, 01/18/36 (a)(b)	600,000	606,390
5.66%, 04/17/36 (a)(b)	500,000	508,885
2.48%, 09/16/36 (a)(b)	575,000	480,430
5.30%, 04/20/37 (a)(b)	350,000	343,231
5.95%, 01/19/38 (a)(b)	400,000	403,796
3.97%, 07/22/38 (a)(b)	400,000	342,560
5.94%, 02/07/39 (a)(b)	250,000	252,332
4.46%, 04/22/39 (a)(b)	200,000	181,428
3.22%, 04/22/42 (a)(b)	350,000	257,635
6.38%, 07/24/42	375,000	401,561
4.30%, 01/27/45	480,000	399,312
4.38%, 01/22/47	400,000	331,184
5.60%, 03/24/51 (a)(b)	350,000	338,905
2.80%, 01/25/52 (a)(b)	350,000	210,830
5.52%, 11/19/55 (a)(b)	550,000	524,403
Morgan Stanley Bank NA
5.88%, 10/30/26 (a)	250,000	255,022
4.45%, 10/15/27 (a)(b)	300,000	299,829
4.95%, 01/14/28 (a)(b)	250,000	251,517
5.50%, 05/26/28 (a)(b)	350,000	356,359
4.97%, 07/14/28 (a)(b)	250,000	252,150
5.02%, 01/12/29 (a)(b)	400,000	404,024
National Australia Bank Ltd.
2.50%, 07/12/26	250,000	245,300
3.91%, 06/09/27	250,000	248,523
5.09%, 06/11/27	250,000	254,122
4.94%, 01/12/28	250,000	254,660
4.90%, 06/13/28	250,000	254,875
4.79%, 01/10/29	250,000	254,165
National Bank of Canada
4.95%, 02/01/28 (a)(b)	250,000	251,117
5.60%, 12/18/28	250,000	258,347
4.50%, 10/10/29	250,000	247,730
NatWest Group PLC
1.64%, 06/14/27 (a)(b)	300,000	290,655
5.58%, 03/01/28 (a)(b)	200,000	202,948
3.07%, 05/22/28 (a)(b)	200,000	193,990
5.52%, 09/30/28 (a)(b)	200,000	203,312
4.89%, 05/18/29 (a)(b)	300,000	301,194
5.81%, 09/13/29 (a)(b)	200,000	206,344
5.08%, 01/27/30 (a)(b)	400,000	402,640
4.45%, 05/08/30 (a)(b)	200,000	196,746

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.96%, 08/15/30 (a)(b)	250,000	250,667
5.12%, 05/23/31 (a)(b)	200,000	200,916
6.02%, 03/02/34 (a)(b)	200,000	208,470
6.48%, 06/01/34 (a)(b)	200,000	207,680
5.78%, 03/01/35 (a)(b)	200,000	203,858
3.03%, 11/28/35 (a)(b)	250,000	221,375
Northern Trust Corp.
4.00%, 05/10/27 (a)	100,000	99,683
3.65%, 08/03/28 (a)	100,000	98,312
3.15%, 05/03/29 (a)	100,000	95,945
1.95%, 05/01/30 (a)	200,000	177,438
6.13%, 11/02/32 (a)	200,000	212,996
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	243,000
3.25%, 01/22/28 (a)	250,000	243,183
4.05%, 07/26/28	250,000	246,465
2.70%, 10/22/29	250,000	230,338
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	100,000	98,179
1.15%, 08/13/26 (a)	150,000	144,312
3.15%, 05/19/27 (a)	200,000	195,590
5.10%, 07/23/27 (a)(b)	200,000	201,188
6.62%, 10/20/27 (a)(b)	250,000	257,067
5.30%, 01/21/28 (a)(b)	200,000	202,360
5.35%, 12/02/28 (a)(b)	250,000	254,525
3.45%, 04/23/29 (a)	250,000	241,310
5.58%, 06/12/29 (a)(b)	400,000	411,760
2.55%, 01/22/30 (a)	300,000	274,260
5.49%, 05/14/30 (a)(b)	300,000	308,622
5.22%, 01/29/31 (a)(b)	200,000	203,286
4.90%, 05/13/31 (a)(b)	200,000	200,328
2.31%, 04/23/32 (a)(b)	200,000	172,958
4.81%, 10/21/32 (a)(b)	250,000	246,780
4.63%, 06/06/33 (a)(b)	150,000	142,401
6.04%, 10/28/33 (a)(b)	250,000	261,807
5.07%, 01/24/34 (a)(b)	250,000	247,378
5.94%, 08/18/34 (a)(b)	150,000	155,513
6.88%, 10/20/34 (a)(b)	400,000	439,652
5.68%, 01/22/35 (a)(b)	250,000	255,285
5.40%, 07/23/35 (a)(b)	250,000	249,733
5.58%, 01/29/36 (a)(b)	300,000	302,625
Regions Financial Corp.
5.72%, 06/06/30 (a)(b)	250,000	255,982
5.50%, 09/06/35 (a)(b)	200,000	196,398
7.38%, 12/10/37	100,000	110,196
Royal Bank of Canada
1.15%, 07/14/26	150,000	144,878
5.20%, 07/20/26	150,000	151,455
1.40%, 11/02/26	200,000	192,192
4.88%, 01/19/27	200,000	201,782
2.05%, 01/21/27	100,000	96,542
3.63%, 05/04/27	200,000	197,456
5.07%, 07/23/27 (a)(b)	200,000	201,366
4.24%, 08/03/27	250,000	249,533
4.51%, 10/18/27 (a)(b)	125,000	125,080
6.00%, 11/01/27	250,000	259,180
4.90%, 01/12/28	150,000	152,171
4.72%, 03/27/28 (a)(b)	200,000	200,752
5.20%, 08/01/28	200,000	204,728
4.52%, 10/18/28 (a)(b)	150,000	149,919
4.97%, 01/24/29 (a)(b)	300,000	302,991
4.95%, 02/01/29	200,000	203,692
4.97%, 08/02/30 (a)(b)	300,000	302,433
4.65%, 10/18/30 (a)(b)	350,000	348,635
5.15%, 02/04/31 (a)(b)	300,000	304,641
4.97%, 05/02/31 (a)(b)	175,000	176,481
2.30%, 11/03/31	250,000	216,728
3.88%, 05/04/32	250,000	236,078
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/01/33	300,000	300,972
5.00%, 05/02/33	150,000	150,336
5.15%, 02/01/34	200,000	202,014
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	150,000	147,092
4.40%, 07/13/27 (a)	150,000	148,802
2.49%, 01/06/28 (a)(b)	150,000	144,186
6.50%, 03/09/29 (a)(b)	200,000	207,128
5.47%, 03/20/29 (a)(b)	150,000	151,229
6.57%, 06/12/29 (a)(b)	100,000	103,798
6.17%, 01/09/30 (a)(b)	200,000	206,274
5.35%, 09/06/30 (a)(b)	200,000	201,176
5.74%, 03/20/31 (a)(b)	150,000	151,716
7.66%, 11/09/31 (a)(b)	100,000	110,187
6.34%, 05/31/35 (a)(b)	150,000	153,813
Santander U.K. Group Holdings PLC
1.67%, 06/14/27 (a)(b)	300,000	289,929
2.47%, 01/11/28 (a)(b)	200,000	192,284
3.82%, 11/03/28 (a)(b)	250,000	243,215
6.53%, 01/10/29 (a)(b)	200,000	207,656
5.69%, 04/15/31 (a)(b)	200,000	204,740
2.90%, 03/15/32 (a)(b)	200,000	176,048
State Street Bank & Trust Co.
4.59%, 11/25/26	250,000	251,272
4.78%, 11/23/29	250,000	253,107
State Street Corp.
5.27%, 08/03/26 (a)	150,000	151,433
4.99%, 03/18/27 (a)	250,000	253,100
4.33%, 10/22/27 (a)	200,000	200,364
1.68%, 11/18/27 (a)(b)	100,000	96,266
2.20%, 02/07/28 (a)(b)	100,000	96,429
4.54%, 02/28/28 (a)	250,000	251,985
5.82%, 11/04/28 (a)(b)	100,000	103,327
4.53%, 02/20/29 (a)(b)	200,000	200,684
5.68%, 11/21/29 (a)(b)	250,000	260,017
4.14%, 12/03/29 (a)(b)	100,000	99,064
2.40%, 01/24/30	100,000	91,993
4.83%, 04/24/30 (a)	200,000	201,786
2.20%, 03/03/31	200,000	174,168
3.15%, 03/30/31 (a)(b)	100,000	93,784
4.68%, 10/22/32 (a)(b)	150,000	148,599
2.62%, 02/07/33 (a)(b)	100,000	87,034
4.42%, 05/13/33 (a)(b)	100,000	97,272
4.16%, 08/04/33 (a)(b)	100,000	94,730
4.82%, 01/26/34 (a)(b)	150,000	147,302
5.16%, 05/18/34 (a)(b)	200,000	201,724
3.03%, 11/01/34 (a)(b)	100,000	91,175
6.12%, 11/21/34 (a)(b)	100,000	104,455
5.15%, 02/28/36 (a)(b)	150,000	149,328
Sumitomo Mitsui Financial Group, Inc.
5.88%, 07/13/26	200,000	202,954
2.63%, 07/14/26	400,000	392,040
1.40%, 09/17/26	250,000	240,315
3.01%, 10/19/26	250,000	245,115
3.45%, 01/11/27	200,000	197,014
2.17%, 01/14/27	200,000	192,928
3.36%, 07/12/27	200,000	195,932
3.35%, 10/18/27	250,000	244,020
5.52%, 01/13/28	250,000	256,777
5.80%, 07/13/28	200,000	207,418
3.94%, 07/19/28	250,000	246,415
5.72%, 09/14/28	200,000	207,102
1.90%, 09/17/28	200,000	184,090
4.31%, 10/16/28	100,000	99,551
2.47%, 01/14/29	200,000	186,126
5.32%, 07/09/29	200,000	204,994
3.04%, 07/16/29	200,000	188,110
2.72%, 09/27/29	200,000	185,058

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.71%, 01/13/30	200,000	208,370
2.75%, 01/15/30	200,000	183,978
5.24%, 04/15/30	200,000	204,440
2.13%, 07/08/30	300,000	264,822
5.85%, 07/13/30	200,000	209,716
2.14%, 09/23/30	150,000	130,697
1.71%, 01/12/31	200,000	169,570
5.42%, 07/09/31	200,000	205,674
2.22%, 09/17/31	200,000	171,674
5.77%, 01/13/33	250,000	259,430
5.78%, 07/13/33	200,000	207,236
5.81%, 09/14/33 (c)	200,000	209,224
5.56%, 07/09/34	250,000	255,267
5.63%, 01/15/35	200,000	204,692
2.93%, 09/17/41	150,000	106,326
3.05%, 01/14/42	200,000	145,970
6.18%, 07/13/43	200,000	209,838
5.84%, 07/09/44	200,000	199,946
Synchrony Financial
3.70%, 08/04/26 (a)	200,000	197,084
3.95%, 12/01/27 (a)	200,000	194,580
5.15%, 03/19/29 (a)	150,000	148,824
5.94%, 08/02/30 (a)(b)	125,000	126,774
2.88%, 10/28/31 (a)	100,000	84,830
Synovus Bank
5.63%, 02/15/28 (a)	250,000	251,230
Toronto-Dominion Bank
1.20%, 06/03/26	250,000	242,040
5.53%, 07/17/26	300,000	303,330
1.25%, 09/10/26	300,000	288,048
5.26%, 12/11/26	100,000	101,148
4.57%, 12/17/26	250,000	250,385
1.95%, 01/12/27	100,000	96,186
2.80%, 03/10/27	250,000	243,190
4.98%, 04/05/27	150,000	151,326
4.11%, 06/08/27	275,000	273,036
4.69%, 09/15/27	300,000	301,404
5.16%, 01/10/28	250,000	254,255
4.86%, 01/31/28	200,000	201,978
5.52%, 07/17/28	200,000	206,052
4.99%, 04/05/29	200,000	203,038
4.78%, 12/17/29	200,000	200,850
2.00%, 09/10/31	150,000	129,134
3.63%, 09/15/31 (a)(b)	300,000	294,642
2.45%, 01/12/32	100,000	86,233
5.30%, 01/30/32	150,000	152,198
3.20%, 03/10/32	250,000	224,025
4.46%, 06/08/32	400,000	387,912
5.15%, 09/10/34 (a)(b)	200,000	198,700
Truist Bank
2.25%, 03/11/30 (a)	250,000	221,215
Truist Financial Corp.
6.05%, 06/08/27 (a)(b)	300,000	303,948
1.13%, 08/03/27 (a)	250,000	233,700
4.12%, 06/06/28 (a)(b)	150,000	148,827
4.87%, 01/26/29 (a)(b)	250,000	251,467
3.88%, 03/19/29 (a)	100,000	97,062
1.89%, 06/07/29 (a)(b)	250,000	231,153
7.16%, 10/30/29 (a)(b)	300,000	322,950
5.44%, 01/24/30 (a)(b)	350,000	358,022
1.95%, 06/05/30 (a)	100,000	87,433
5.07%, 05/20/31 (a)(b)	200,000	201,090
5.15%, 08/05/32 (a)(b)	200,000	200,992
4.92%, 07/28/33 (a)(b)	200,000	192,198
6.12%, 10/28/33 (a)(b)	150,000	156,846
5.12%, 01/26/34 (a)(b)	350,000	343,360
5.87%, 06/08/34 (a)(b)	300,000	307,725
5.71%, 01/24/35 (a)(b)	450,000	457,560
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. Bancorp
2.38%, 07/22/26 (a)	200,000	196,032
3.15%, 04/27/27 (a)	300,000	293,766
6.79%, 10/26/27 (a)(b)	200,000	205,978
2.22%, 01/27/28 (a)(b)	250,000	240,775
3.90%, 04/26/28 (a)	250,000	247,660
4.55%, 07/22/28 (a)(b)	250,000	249,820
4.65%, 02/01/29 (a)(b)	300,000	300,582
5.78%, 06/12/29 (a)(b)	300,000	309,735
3.00%, 07/30/29 (a)	150,000	140,636
5.38%, 01/23/30 (a)(b)	250,000	255,842
1.38%, 07/22/30 (a)	250,000	213,105
5.10%, 07/23/30 (a)(b)	200,000	202,602
5.05%, 02/12/31 (a)(b)	300,000	302,346
5.08%, 05/15/31 (a)(b)	200,000	201,770
2.68%, 01/27/33 (a)(b)	150,000	129,452
4.97%, 07/22/33 (a)(b)	200,000	194,632
5.85%, 10/21/33 (a)(b)	250,000	259,105
4.84%, 02/01/34 (a)(b)	350,000	339,829
5.84%, 06/12/34 (a)(b)	300,000	309,993
5.68%, 01/23/35 (a)(b)	400,000	407,892
5.42%, 02/12/36 (a)(b)	300,000	299,559
2.49%, 11/03/36 (a)(b)	250,000	208,055
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	249,750
4.73%, 05/15/28 (a)(b)	250,000	250,295
UBS AG
1.25%, 06/01/26	200,000	193,818
1.25%, 08/07/26	250,000	240,880
5.00%, 07/09/27	250,000	252,827
4.86%, 01/10/28 (a)(b)	250,000	251,297
7.50%, 02/15/28	400,000	430,136
5.65%, 09/11/28	250,000	259,155
4.50%, 06/26/48	200,000	167,388
UBS Group AG
4.88%, 05/15/45	250,000	218,568
Wachovia Corp.
7.57%, 08/01/26 (e)	75,000	77,378
5.50%, 08/01/35	130,000	129,524
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	48,538
Wells Fargo & Co.
4.10%, 06/03/26	450,000	447,673
3.00%, 10/23/26	650,000	637,065
3.20%, 06/17/27 (a)(b)	400,000	394,320
4.30%, 07/22/27	480,000	477,898
4.90%, 01/24/28 (a)(b)	400,000	401,576
3.53%, 03/24/28 (a)(b)	725,000	711,058
5.71%, 04/22/28 (a)(b)	600,000	611,274
3.58%, 05/22/28 (a)(b)	500,000	490,200
2.39%, 06/02/28 (a)(b)	650,000	622,232
4.81%, 07/25/28 (a)(b)	400,000	401,184
4.15%, 01/24/29 (a)	475,000	469,167
4.97%, 04/23/29 (a)(b)	400,000	403,200
5.57%, 07/25/29 (a)(b)	750,000	769,560
6.30%, 10/23/29 (a)(b)	550,000	577,500
7.95%, 11/15/29	100,000	111,369
5.20%, 01/23/30 (a)(b)	500,000	508,525
2.88%, 10/30/30 (a)(b)	600,000	554,304
5.24%, 01/24/31 (a)(b)	600,000	609,384
2.57%, 02/11/31 (a)(b)	550,000	497,249
4.48%, 04/04/31 (a)(b)	475,000	467,547
5.15%, 04/23/31 (a)(b)	400,000	405,060
3.35%, 03/02/33 (a)(b)	700,000	628,761
4.90%, 07/25/33 (a)(b)	750,000	737,655
5.39%, 04/24/34 (a)(b)	700,000	703,276
5.56%, 07/25/34 (a)(b)	850,000	861,424

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.49%, 10/23/34 (a)(b)	600,000	644,022
5.50%, 01/23/35 (a)(b)	575,000	578,611
5.38%, 02/07/35	100,000	102,602
5.21%, 12/03/35 (a)(b)	500,000	490,990
5.61%, 04/23/36 (a)(b)	500,000	506,200
3.07%, 04/30/41 (a)(b)	700,000	513,506
5.38%, 11/02/43	300,000	277,053
5.61%, 01/15/44	450,000	424,746
4.65%, 11/04/44	300,000	249,663
3.90%, 05/01/45	330,000	254,176
4.90%, 11/17/45	350,000	299,264
4.40%, 06/14/46	400,000	317,236
4.75%, 12/07/46	300,000	248,688
5.01%, 04/04/51 (a)(b)	1,000,000	879,530
4.61%, 04/25/53 (a)(b)	600,000	494,124
5.95%, 12/01/86	150,000	149,588
Wells Fargo Bank NA
5.45%, 08/07/26 (a)	400,000	404,528
5.25%, 12/11/26 (a)	350,000	354,564
5.95%, 08/26/36	250,000	256,132
5.85%, 02/01/37	250,000	254,405
6.60%, 01/15/38	250,000	270,977
Westpac Banking Corp.
1.15%, 06/03/26	250,000	242,298
2.70%, 08/19/26	200,000	196,454
4.60%, 10/20/26	150,000	150,815
3.35%, 03/08/27	150,000	147,804
4.04%, 08/26/27	200,000	199,616
5.46%, 11/18/27	200,000	205,754
3.40%, 01/25/28	250,000	245,198
5.54%, 11/17/28	250,000	260,505
1.95%, 11/20/28	200,000	185,288
5.05%, 04/16/29	150,000	153,885
2.65%, 01/16/30	100,000	92,890
2.15%, 06/03/31	250,000	219,878
4.32%, 11/23/31 (a)(b)	250,000	247,545
5.41%, 08/10/33 (a)(b)	250,000	249,343
6.82%, 11/17/33	150,000	163,290
4.11%, 07/24/34 (a)(b)	250,000	239,715
2.67%, 11/15/35 (a)(b)	250,000	218,163
5.62%, 11/20/35 (a)(b)	250,000	248,295
3.02%, 11/18/36 (a)(b)	200,000	173,048
4.42%, 07/24/39	200,000	177,234
2.96%, 11/16/40	200,000	144,804
3.13%, 11/18/41	200,000	141,060
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	225,758
		296,486,833
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	140,018
5.50%, 08/20/34 (a)	75,000	73,592
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	196,408
5.70%, 12/15/28 (a)	150,000	156,399
4.50%, 05/13/32 (a)	100,000	98,030
5.15%, 05/15/33 (a)	150,000	151,384
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	100,000	107,489
5.80%, 05/21/54 (a)	150,000	143,738
6.00%, 12/15/54 (a)(b)	75,000	71,911
Ares Management Corp.
6.38%, 11/10/28 (a)	100,000	105,434
5.60%, 10/11/54 (a)	125,000	114,224
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	79,697
6.60%, 06/10/29 (a)	100,000	102,790
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	150,000	151,302
4.70%, 03/14/29 (a)	100,000	101,647
5.00%, 03/14/34 (a)	200,000	202,124
4.90%, 01/08/35 (a)	100,000	99,694
5.25%, 03/14/54 (a)	300,000	281,127
5.35%, 01/08/55 (a)	200,000	190,180
BlackRock, Inc.
3.20%, 03/15/27	100,000	98,447
3.25%, 04/30/29 (a)	250,000	241,677
2.40%, 04/30/30 (a)	200,000	182,614
1.90%, 01/28/31 (a)	250,000	217,740
2.10%, 02/25/32 (a)	200,000	170,472
4.75%, 05/25/33 (a)	200,000	200,058
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	150,000	146,501
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	125,000	109,249
4.38%, 02/15/32 (a)	75,000	68,822
6.25%, 04/18/34 (a)	200,000	203,198
4.13%, 10/07/51 (a)	75,000	49,949
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	78,250
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	104,843
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	65,452
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	99,646
3.90%, 01/25/28 (a)	200,000	196,556
4.85%, 03/29/29 (a)	150,000	150,288
4.35%, 04/15/30 (a)	150,000	146,533
2.72%, 04/15/31 (a)	100,000	89,006
6.35%, 01/05/34 (a)	200,000	211,672
5.68%, 01/15/35 (a)	75,000	75,782
4.70%, 09/20/47 (a)	175,000	144,636
3.50%, 03/30/51 (a)	150,000	98,562
3.63%, 02/15/52 (a)	100,000	66,995
5.97%, 03/04/54 (a)	150,000	145,380
5.81%, 03/03/55 (a)	75,000	71,189
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	98,717
1.63%, 12/15/30 (a)	200,000	170,858
Charles Schwab Corp.
5.88%, 08/24/26 (a)(f)	150,000	152,427
3.20%, 03/02/27 (a)(f)	100,000	98,146
2.45%, 03/03/27 (a)(f)	240,000	232,459
3.30%, 04/01/27 (a)(f)	100,000	98,297
3.20%, 01/25/28 (a)(f)	100,000	97,391
2.00%, 03/20/28 (a)(f)	200,000	188,466
4.00%, 02/01/29 (a)(f)	75,000	74,342
5.64%, 05/19/29 (a)(b)(f)	190,000	196,832
3.25%, 05/22/29 (a)(f)	75,000	72,011
2.75%, 10/01/29 (a)(f)	50,000	46,600
6.20%, 11/17/29 (a)(b)(f)	200,000	211,556
4.63%, 03/22/30 (a)(f)	50,000	50,593
1.65%, 03/11/31 (a)(f)	100,000	84,598
2.30%, 05/13/31 (a)(f)	100,000	87,736
1.95%, 12/01/31 (a)(f)	125,000	105,035
2.90%, 03/03/32 (a)(f)	150,000	132,437
5.85%, 05/19/34 (a)(b)(f)	225,000	234,621
6.14%, 08/24/34 (a)(b)(f)	225,000	239,166

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	174,580
4.10%, 06/15/51 (a)	75,000	52,011
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	98,888
2.65%, 03/15/32 (a)	200,000	177,086
5.30%, 09/15/43 (a)	200,000	196,372
4.15%, 06/15/48 (a)	100,000	82,082
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	49,237
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	150,000	127,944
2.95%, 08/12/51 (a)	100,000	59,615
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)	200,000	195,608
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	97,464
4.00%, 09/15/27 (a)	300,000	297,687
3.63%, 09/01/28 (a)	175,000	170,761
3.75%, 09/21/28 (a)	100,000	98,022
4.35%, 06/15/29 (a)	250,000	249,470
2.10%, 06/15/30 (a)	250,000	222,675
5.25%, 06/15/31 (a)	150,000	154,755
1.85%, 09/15/32 (a)	250,000	205,007
4.60%, 03/15/33 (a)	275,000	270,460
2.65%, 09/15/40 (a)	250,000	178,112
4.25%, 09/21/48 (a)	225,000	181,325
3.00%, 06/15/50 (a)	225,000	143,253
4.95%, 06/15/52 (a)	325,000	287,157
3.00%, 09/15/60 (a)	250,000	148,065
5.20%, 06/15/62 (a)	200,000	181,000
Invesco Finance PLC
5.38%, 11/30/43	100,000	92,457
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	100,000	96,659
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	150,753
6.45%, 06/08/27	100,000	103,544
5.88%, 07/21/28 (a)	200,000	205,484
4.15%, 01/23/30	175,000	168,999
2.63%, 10/15/31 (a)	200,000	170,856
2.75%, 10/15/32 (a)	100,000	82,816
6.20%, 04/14/34 (a)	250,000	255,330
6.25%, 01/15/36	100,000	101,913
6.50%, 01/20/43	50,000	50,451
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	148,507
4.38%, 03/11/29 (a)	150,000	146,932
Legg Mason, Inc.
5.63%, 01/15/44	75,000	72,230
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,691
4.90%, 04/03/28 (a)	75,000	75,152
6.75%, 11/17/28 (a)	150,000	159,381
5.20%, 03/15/30 (a)	150,000	150,913
5.15%, 06/15/30 (a)	75,000	75,246
6.00%, 05/20/34 (a)	100,000	101,646
5.65%, 03/15/35 (a)	95,000	93,834
5.75%, 06/15/35 (a)	75,000	74,568
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	100,510
6.40%, 11/04/29 (a)	100,000	101,977
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	149,176
5.35%, 06/28/28 (a)	175,000	179,622
1.65%, 01/15/31 (a)	100,000	85,253
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 02/15/34 (a)	200,000	205,174
2.50%, 12/21/40 (a)	150,000	101,112
3.25%, 04/28/50 (a)	100,000	65,306
3.95%, 03/07/52 (a)	100,000	72,229
5.95%, 08/15/53 (a)	125,000	123,994
6.10%, 06/28/63 (a)	175,000	173,271
Nomura Holdings, Inc.
1.65%, 07/14/26	200,000	193,276
2.33%, 01/22/27	250,000	240,472
5.59%, 07/02/27	200,000	203,134
6.07%, 07/12/28	200,000	207,756
2.17%, 07/14/28	200,000	185,406
5.61%, 07/06/29	200,000	205,100
3.10%, 01/16/30	200,000	184,964
2.61%, 07/14/31	200,000	174,020
3.00%, 01/22/32	200,000	174,394
6.18%, 01/18/33	200,000	210,090
6.09%, 07/12/33	200,000	209,180
5.78%, 07/03/34	200,000	204,084
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	100,815
4.95%, 07/15/46	150,000	132,026
3.75%, 04/01/51 (a)	150,000	106,820
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,050
TPG Operating Group II LP
5.88%, 03/05/34 (a)	100,000	101,124
		19,736,326
Finance Companies 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (a)	600,000	581,502
6.10%, 01/15/27 (a)	150,000	152,992
6.45%, 04/15/27 (a)	200,000	205,928
3.65%, 07/21/27 (a)	250,000	244,520
4.63%, 10/15/27 (a)	150,000	149,623
3.88%, 01/23/28 (a)	150,000	146,703
4.88%, 04/01/28 (a)	100,000	100,544
5.75%, 06/06/28 (a)	200,000	205,584
3.00%, 10/29/28 (a)	600,000	566,646
5.10%, 01/19/29 (a)	150,000	151,483
4.63%, 09/10/29 (a)	200,000	198,334
6.15%, 09/30/30 (a)	150,000	158,554
5.38%, 12/15/31 (a)	250,000	252,007
3.30%, 01/30/32 (a)	700,000	621,817
3.40%, 10/29/33 (a)	300,000	258,501
5.30%, 01/19/34 (a)	150,000	148,323
4.95%, 09/10/34 (a)	200,000	192,126
3.85%, 10/29/41 (a)	150,000	116,535
6.95%, 03/10/55 (a)(b)	150,000	154,059
6.50%, 01/31/56 (a)(b)	150,000	148,519
Air Lease Corp.
3.75%, 06/01/26 (a)	150,000	148,830
5.30%, 06/25/26	100,000	100,685
1.88%, 08/15/26 (a)	250,000	241,817
2.20%, 01/15/27 (a)	150,000	144,561
3.63%, 04/01/27 (a)	100,000	98,564
3.63%, 12/01/27 (a)	150,000	146,853
5.85%, 12/15/27 (a)	150,000	154,455
4.63%, 10/01/28 (a)	100,000	100,078
5.10%, 03/01/29 (a)	150,000	152,482
3.25%, 10/01/29 (a)	100,000	94,429
3.00%, 02/01/30 (a)	100,000	92,751
3.13%, 12/01/30 (a)	150,000	137,169
5.20%, 07/15/31 (a)	100,000	101,212
2.88%, 01/15/32 (a)	150,000	131,472

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	99,291
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	125,000	129,658
6.70%, 07/29/31 (a)	200,000	205,914
6.55%, 03/15/32 (a)(d)	100,000	101,112
Ares Capital Corp.
5.80%, 03/08/32 (a)	150,000	147,840
ARES Capital Corp.
2.15%, 07/15/26 (a)	150,000	145,431
7.00%, 01/15/27	200,000	206,228
2.88%, 06/15/27 (a)	100,000	96,064
2.88%, 06/15/28 (a)	200,000	186,826
5.88%, 03/01/29 (a)	150,000	152,068
5.95%, 07/15/29 (a)	150,000	152,635
3.20%, 11/15/31 (a)	150,000	129,264
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	200,000	200,240
6.35%, 08/15/29 (a)	125,000	126,703
5.60%, 02/15/30 (a)	125,000	122,970
6.20%, 03/21/32 (a)	100,000	99,144
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	96,156
5.95%, 03/15/30 (a)	75,000	73,916
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	97,066
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	75,000	75,977
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	200,000	192,742
3.25%, 03/15/27 (a)	200,000	193,456
4.95%, 09/26/27 (a)	175,000	173,218
7.30%, 11/27/28 (a)	150,000	158,880
4.00%, 01/15/29 (a)	100,000	95,062
5.95%, 07/16/29 (a)	100,000	101,043
5.60%, 11/22/29 (a)	200,000	198,816
5.25%, 04/01/30 (a)	75,000	73,438
6.00%, 11/22/34 (a)	225,000	216,895
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)	150,000	145,459
2.13%, 02/15/27 (a)	100,000	95,064
5.88%, 11/15/27 (a)	100,000	101,716
5.35%, 04/13/28 (a)	100,000	100,248
2.85%, 09/30/28 (a)	100,000	92,346
5.30%, 06/30/30 (a)	75,000	73,753
Blue Owl Capital Corp.
3.40%, 07/15/26 (a)	200,000	195,858
8.45%, 11/15/26 (a)	50,000	51,923
2.63%, 01/15/27 (a)	100,000	95,638
3.13%, 04/13/27 (a)	75,000	71,884
2.88%, 06/11/28 (a)	150,000	138,498
5.95%, 03/15/29 (a)	200,000	200,034
6.20%, 07/15/30 (a)	100,000	100,554
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	96,762
7.95%, 06/13/28 (a)	125,000	132,345
7.75%, 01/15/29 (a)	100,000	105,767
6.60%, 09/15/29 (a)	275,000	281,256
5.80%, 03/15/30 (a)	275,000	272,426
6.65%, 03/15/31 (a)	150,000	152,758
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	94,561
6.10%, 03/15/28 (a)(d)	100,000	99,278
6.75%, 04/04/29 (a)	125,000	125,924
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	75,740
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	50,000	50,622
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	100,000	95,380
3.25%, 07/15/27 (a)	75,000	71,267
3.13%, 10/12/28 (a)	150,000	135,911
7.88%, 01/15/29 (a)	100,000	104,788
6.88%, 08/15/29 (a)	100,000	101,748
6.13%, 01/15/30 (a)	125,000	123,169
GATX Corp.
3.25%, 09/15/26 (a)	100,000	98,128
3.85%, 03/30/27 (a)	50,000	49,285
3.50%, 03/15/28 (a)	150,000	145,809
4.70%, 04/01/29 (a)	150,000	149,914
4.00%, 06/30/30 (a)	100,000	95,819
1.90%, 06/01/31 (a)	100,000	83,819
3.50%, 06/01/32 (a)	75,000	67,406
4.90%, 03/15/33 (a)	75,000	73,022
6.05%, 03/15/34 (a)	100,000	104,019
6.90%, 05/01/34 (a)	100,000	109,272
5.50%, 06/15/35 (a)	100,000	99,273
5.20%, 03/15/44 (a)	75,000	66,971
3.10%, 06/01/51 (a)	100,000	60,290
6.05%, 06/05/54 (a)	75,000	73,094
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	75,000	76,532
Goldman Sachs Private Credit Corp.
6.25%, 05/06/30 (a)(d)	100,000	100,917
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	193,800
7.05%, 12/05/28 (a)	75,000	78,443
6.00%, 07/15/29 (a)	100,000	101,247
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(d)	100,000	99,080
5.88%, 05/01/30 (a)(d)	95,000	94,299
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	96,480
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	100,000	99,989
6.75%, 01/30/29 (a)	100,000	103,362
6.25%, 09/30/29 (a)	75,000	76,206
5.95%, 04/14/32 (a)	100,000	98,739
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	97,238
6.50%, 06/04/27 (a)	50,000	50,980
6.95%, 03/01/29 (a)	75,000	77,381
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	99,093
6.15%, 05/17/29 (a)	75,000	76,418
6.00%, 05/19/30 (a)	100,000	100,446
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	100,000	98,206
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	75,446
6.88%, 02/01/29 (a)	75,000	75,846
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	100,000	101,858
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	47,404
7.10%, 02/15/29 (a)	100,000	102,098
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	75,000	80,462
6.50%, 07/23/29 (a)	75,000	75,915

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	205,304
5.75%, 01/15/30 (a)	100,000	99,525
6.13%, 07/15/30 (a)(d)	100,000	101,086
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	96,958
6.13%, 03/01/29 (a)	75,000	76,296
		18,463,563
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	93,253
J Paul Getty Trust
4.91%, 04/01/35 (a)	100,000	98,818
ORIX Corp.
3.70%, 07/18/27	100,000	98,227
5.00%, 09/13/27	95,000	95,817
4.65%, 09/10/29	150,000	149,747
2.25%, 03/09/31	100,000	86,832
5.20%, 09/13/32	200,000	200,228
5.40%, 02/25/35	95,000	94,634
		917,556
Insurance 1.1%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	199,158
Aetna, Inc.
6.63%, 06/15/36	100,000	105,646
6.75%, 12/15/37	150,000	159,409
4.50%, 05/15/42 (a)	100,000	80,867
4.75%, 03/15/44 (a)	50,000	41,210
3.88%, 08/15/47 (a)	75,000	53,036
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	241,235
4.00%, 10/15/46 (a)	75,000	57,479
4.75%, 01/15/49 (a)	100,000	84,175
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	96,209
3.25%, 08/15/51 (a)	100,000	65,455
Allstate Corp.
3.28%, 12/15/26 (a)	100,000	98,304
5.05%, 06/24/29 (a)	100,000	102,161
1.45%, 12/15/30 (a)	75,000	63,341
5.25%, 03/30/33 (a)	150,000	151,965
5.35%, 06/01/33	100,000	101,950
5.55%, 05/09/35	150,000	153,699
4.50%, 06/15/43	125,000	105,565
4.20%, 12/15/46 (a)	100,000	79,561
3.85%, 08/10/49 (a)	100,000	73,895
6.50%, 05/15/67 (a)(b)	100,000	99,903
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	76,876
4.50%, 06/15/47 (a)	100,000	78,913
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	100,445
3.40%, 06/30/30 (a)	150,000	141,450
5.13%, 03/27/33 (a)	150,000	150,241
3.88%, 01/15/35 (a)	78,000	69,879
5.45%, 05/07/35 (a)	100,000	100,595
4.50%, 07/16/44 (a)	145,000	123,105
4.80%, 07/10/45 (a)	75,000	65,954
4.75%, 04/01/48 (a)	200,000	172,556
4.38%, 06/30/50 (a)	200,000	161,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	89,987
5.75%, 10/01/29 (a)	100,000	101,748
Aon Corp.
8.21%, 01/01/27	100,000	105,209
4.50%, 12/15/28 (a)	100,000	100,200
3.75%, 05/02/29 (a)	150,000	145,772
2.80%, 05/15/30 (a)	200,000	183,344
6.25%, 09/30/40	50,000	52,202
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	97,157
2.05%, 08/23/31 (a)	100,000	85,230
2.60%, 12/02/31 (a)	100,000	87,546
5.00%, 09/12/32 (a)	100,000	100,433
5.35%, 02/28/33 (a)	100,000	101,729
2.90%, 08/23/51 (a)	100,000	59,767
3.90%, 02/28/52 (a)	200,000	143,900
Aon Global Ltd.
4.60%, 06/14/44 (a)	100,000	83,983
4.75%, 05/15/45 (a)	100,000	85,576
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	151,630
5.15%, 03/01/29 (a)	150,000	153,078
5.30%, 03/01/31 (a)	200,000	205,214
5.45%, 03/01/34 (a)	300,000	303,888
5.75%, 03/01/54 (a)	200,000	191,698
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	99,183
5.03%, 12/15/46 (a)	100,000	87,414
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	141,590
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	76,769
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	150,000	150,439
4.85%, 12/15/29 (a)	150,000	151,320
2.40%, 11/09/31 (a)	100,000	86,564
5.00%, 02/15/32 (a)	100,000	100,288
5.50%, 03/02/33 (a)	75,000	76,460
6.50%, 02/15/34 (a)	100,000	108,084
5.45%, 07/15/34 (a)	102,000	103,115
5.15%, 02/15/35 (a)	300,000	295,614
3.50%, 05/20/51 (a)	150,000	101,291
3.05%, 03/09/52 (a)	100,000	61,098
5.75%, 03/02/53 (a)	100,000	95,767
6.75%, 02/15/54 (a)	100,000	108,221
5.75%, 07/15/54 (a)	75,000	71,570
5.55%, 02/15/55 (a)	300,000	278,853
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,184
3.70%, 02/22/30 (a)	100,000	94,051
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	182,214
3.60%, 09/15/51 (a)	50,000	32,859
Athene Holding Ltd.
4.13%, 01/12/28 (a)	100,000	98,366
6.15%, 04/03/30 (a)	100,000	105,047
3.50%, 01/15/31 (a)	100,000	92,821
6.65%, 02/01/33 (a)(c)	100,000	106,162
5.88%, 01/15/34 (a)	100,000	101,294
3.95%, 05/25/51 (a)	100,000	68,303
3.45%, 05/15/52 (a)	125,000	77,080
6.25%, 04/01/54 (a)	200,000	191,514
6.63%, 10/15/54 (a)(b)	100,000	98,475
6.63%, 05/19/55 (a)	200,000	199,518

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AXA SA
8.60%, 12/15/30	100,000	117,929
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	96,268
4.90%, 01/15/40 (a)(b)	50,000	47,493
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	50,000	49,175
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	145,757
1.85%, 03/12/30 (a)	100,000	90,274
1.45%, 10/15/30 (a)	150,000	130,263
2.88%, 03/15/32 (a)	200,000	182,984
5.75%, 01/15/40	200,000	212,190
4.40%, 05/15/42	100,000	90,513
4.30%, 05/15/43	150,000	130,418
4.20%, 08/15/48 (a)	275,000	225,824
4.25%, 01/15/49 (a)	350,000	289,961
2.85%, 10/15/50 (a)	300,000	188,712
2.50%, 01/15/51 (a)	100,000	58,170
3.85%, 03/15/52 (a)	525,000	394,590
Berkshire Hathaway, Inc.
4.50%, 02/11/43	175,000	159,236
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	146,612
5.63%, 05/15/30 (a)	150,000	152,797
4.70%, 06/22/47 (a)	175,000	132,064
3.85%, 12/22/51 (a)	75,000	47,626
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	75,000	74,473
2.38%, 03/15/31 (a)	150,000	130,067
4.20%, 03/17/32 (a)	100,000	93,576
5.65%, 06/11/34 (a)	100,000	101,173
4.95%, 03/17/52 (a)	100,000	82,898
Centene Corp.
4.25%, 12/15/27 (a)	500,000	489,040
2.45%, 07/15/28 (a)	400,000	368,732
4.63%, 12/15/29 (a)	700,000	674,338
3.38%, 02/15/30 (a)	350,000	319,063
3.00%, 10/15/30 (a)	400,000	352,408
2.50%, 03/01/31 (a)	400,000	339,916
2.63%, 08/01/31 (a)	200,000	169,462
Chubb Corp.
6.00%, 05/11/37	150,000	159,654
6.50%, 05/15/38	100,000	110,484
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	150,000	151,551
5.00%, 03/15/34 (a)	375,000	375,390
4.15%, 03/13/43	200,000	166,266
4.35%, 11/03/45 (a)	250,000	209,432
2.85%, 12/15/51 (a)	150,000	93,327
3.05%, 12/15/61 (a)	250,000	148,907
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	80,330
6.13%, 11/01/34	50,000	52,759
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	97,683
3.90%, 05/01/29 (a)	100,000	97,182
2.05%, 08/15/30 (a)	100,000	86,929
5.50%, 06/15/33 (a)	100,000	101,101
5.13%, 02/15/34 (a)	100,000	98,590
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	149,818
6.45%, 06/15/34 (a)	125,000	128,886
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	250,000	246,147
3.85%, 04/05/29 (a)	150,000	145,653
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/05/32 (a)	300,000	276,342
6.05%, 09/15/33 (a)	100,000	103,736
5.75%, 01/15/34 (a)	100,000	102,058
4.35%, 04/05/42 (a)	100,000	82,126
4.40%, 04/05/52 (a)	250,000	194,420
6.88%, 12/15/52 (a)(b)	175,000	177,998
6.38%, 09/15/54 (a)(b)	150,000	145,979
Elevance Health, Inc.
4.50%, 10/30/26	100,000	100,016
3.65%, 12/01/27 (a)	300,000	294,687
4.10%, 03/01/28 (a)	150,000	148,711
5.15%, 06/15/29 (a)	100,000	101,952
2.88%, 09/15/29 (a)	150,000	139,868
4.75%, 02/15/30 (a)	150,000	150,634
2.25%, 05/15/30 (a)	200,000	178,216
2.55%, 03/15/31 (a)	200,000	176,978
4.95%, 11/01/31 (a)	150,000	150,363
4.10%, 05/15/32 (a)	100,000	94,351
5.50%, 10/15/32 (a)	150,000	154,125
4.75%, 02/15/33 (a)	175,000	170,354
5.38%, 06/15/34 (a)	175,000	175,535
5.95%, 12/15/34	100,000	104,352
5.20%, 02/15/35 (a)	200,000	198,956
5.85%, 01/15/36	75,000	77,192
6.38%, 06/15/37	100,000	105,466
4.63%, 05/15/42	200,000	171,084
4.65%, 01/15/43	150,000	128,310
5.10%, 01/15/44	75,000	67,004
4.65%, 08/15/44 (a)	150,000	127,104
4.38%, 12/01/47 (a)	250,000	198,787
4.55%, 03/01/48 (a)	150,000	121,374
3.70%, 09/15/49 (a)	150,000	104,630
3.13%, 05/15/50 (a)	200,000	126,340
3.60%, 03/15/51 (a)	200,000	136,912
4.55%, 05/15/52 (a)	175,000	139,533
6.10%, 10/15/52 (a)	150,000	149,073
5.13%, 02/15/53 (a)	200,000	174,066
5.65%, 06/15/54 (a)	175,000	163,616
5.70%, 02/15/55 (a)	250,000	235,520
5.85%, 11/01/64 (a)	150,000	141,371
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	154,260
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	73,128
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	99,436
3.10%, 09/01/31 (a)	100,000	87,376
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	347,798
5.59%, 01/11/33 (a)	75,000	76,460
5.00%, 04/20/48 (a)	250,000	214,977
6.70%, 03/28/55 (a)(b)	75,000	75,984
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	103,046
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	86,688
3.50%, 10/15/50 (a)	200,000	131,982
3.13%, 10/15/52 (a)	150,000	90,389
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	104,110
6.50%, 06/04/29 (a)	100,000	102,292
6.25%, 10/04/34 (a)	75,000	72,566
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	100,574
4.63%, 04/29/30 (a)	125,000	123,301
3.38%, 03/03/31 (a)	100,000	91,448
5.63%, 08/16/32 (a)	175,000	178,027

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 12/07/33 (a)	100,000	102,891
5.75%, 05/20/35 (a)(d)	100,000	99,894
6.35%, 03/22/54 (a)	200,000	195,988
6.10%, 03/15/55 (a)	100,000	95,238
6.50%, 05/20/55 (a)(d)	100,000	99,319
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	231,040
2.45%, 03/15/31 (a)	150,000	128,598
3.20%, 09/17/51 (a)	75,000	45,047
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	94,148
2.40%, 08/15/31 (a)	100,000	84,542
5.45%, 09/30/34 (a)	75,000	72,833
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	99,915
2.15%, 08/15/30 (a)	150,000	130,479
5.85%, 09/15/34 (a)	75,000	76,394
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	87,334
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	150,000	139,874
6.10%, 10/01/41	80,000	81,169
4.30%, 04/15/43	75,000	61,937
4.40%, 03/15/48 (a)	100,000	82,112
3.60%, 08/19/49 (a)	150,000	107,322
2.90%, 09/15/51 (a)	150,000	91,728
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	106,899
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	142,868
3.95%, 03/15/27 (a)	100,000	99,294
5.75%, 03/01/28 (a)	100,000	102,672
5.75%, 12/01/28 (a)	100,000	103,286
3.70%, 03/23/29 (a)	100,000	96,097
3.13%, 08/15/29 (a)	150,000	139,773
4.88%, 04/01/30 (a)	100,000	99,534
5.38%, 04/15/31 (a)	200,000	201,432
2.15%, 02/03/32 (a)	150,000	122,957
5.88%, 03/01/33 (a)	150,000	152,434
5.95%, 03/15/34 (a)	200,000	203,222
5.55%, 05/01/35 (a)	125,000	122,848
4.63%, 12/01/42 (a)	75,000	60,929
4.95%, 10/01/44 (a)	100,000	83,612
4.80%, 03/15/47 (a)	100,000	80,075
3.95%, 08/15/49 (a)	75,000	52,190
5.50%, 03/15/53 (a)	150,000	130,413
5.75%, 04/15/54 (a)	200,000	180,000
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	87,087
5.67%, 06/08/32 (a)	100,000	100,170
4.00%, 11/23/51 (a)	100,000	66,237
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	130,305
Lincoln National Corp.
3.63%, 12/12/26 (a)	50,000	49,266
3.80%, 03/01/28 (a)	100,000	97,810
3.05%, 01/15/30 (a)	100,000	92,697
3.40%, 01/15/31 (a)	100,000	91,839
3.40%, 03/01/32 (a)	75,000	66,488
6.30%, 10/09/37	100,000	102,815
7.00%, 06/15/40	100,000	109,420
Loews Corp.
6.00%, 02/01/35	100,000	107,307
4.13%, 05/15/43 (a)	100,000	83,137
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manulife Financial Corp.
2.48%, 05/19/27 (a)	100,000	96,575
4.06%, 02/24/32 (a)(b)	150,000	147,832
3.70%, 03/16/32 (a)	150,000	139,916
5.38%, 03/04/46	100,000	95,792
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	97,688
3.35%, 09/17/29 (a)	100,000	95,374
5.00%, 04/05/46	100,000	86,033
4.30%, 11/01/47 (a)	75,000	57,972
5.00%, 05/20/49 (a)	100,000	85,228
4.15%, 09/17/50 (a)	100,000	74,447
3.45%, 05/07/52 (a)	75,000	49,063
6.00%, 05/16/54 (a)	100,000	97,595
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	200,000	200,888
4.38%, 03/15/29 (a)	250,000	250,125
4.65%, 03/15/30 (a)	150,000	150,688
2.25%, 11/15/30 (a)	140,000	124,202
4.85%, 11/15/31 (a)	150,000	150,729
2.38%, 12/15/31 (a)	75,000	64,760
5.75%, 11/01/32 (a)	100,000	105,314
5.88%, 08/01/33	100,000	105,367
5.40%, 09/15/33 (a)	100,000	102,458
5.15%, 03/15/34 (a)	100,000	100,686
5.00%, 03/15/35 (a)	350,000	344,718
4.75%, 03/15/39 (a)	50,000	46,635
5.35%, 11/15/44 (a)	150,000	143,195
4.35%, 01/30/47 (a)	100,000	82,636
4.20%, 03/01/48 (a)	125,000	99,669
4.90%, 03/15/49 (a)	200,000	175,848
2.90%, 12/15/51 (a)	75,000	45,828
6.25%, 11/01/52 (a)	100,000	104,970
5.45%, 03/15/53 (a)	150,000	141,699
5.70%, 09/15/53 (a)	175,000	171,512
5.45%, 03/15/54 (a)	75,000	70,466
5.40%, 03/15/55 (a)	300,000	280,662
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	98,700
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	201,536
6.50%, 12/15/32	100,000	110,955
5.38%, 07/15/33 (a)	150,000	154,515
6.38%, 06/15/34	100,000	109,192
5.30%, 12/15/34 (a)	200,000	202,650
5.70%, 06/15/35	150,000	156,438
5.88%, 02/06/41	150,000	153,231
4.13%, 08/13/42	100,000	82,331
4.88%, 11/13/43	250,000	225,030
4.72%, 12/15/44 (e)	100,000	87,018
4.05%, 03/01/45	175,000	140,343
4.60%, 05/13/46 (a)	100,000	87,057
5.00%, 07/15/52 (a)	200,000	177,488
5.25%, 01/15/54 (a)	150,000	138,072
6.35%, 03/15/55 (a)(b)	175,000	176,074
6.40%, 12/15/66 (a)	230,000	232,652
10.75%, 08/01/69 (a)	75,000	98,064
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	99,314
Nationwide Financial Services, Inc.
6.75%, 05/15/87	40,000	39,673
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	102,292
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	148,594
5.75%, 03/28/34 (a)	100,000	101,683
3.85%, 06/11/51 (a)	125,000	86,271

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	96,100
4.50%, 10/01/50 (a)(b)	75,000	69,587
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	131,213
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	97,928
3.70%, 05/15/29 (a)	150,000	145,122
2.13%, 06/15/30 (a)	150,000	132,153
6.05%, 10/15/36	100,000	105,084
4.30%, 11/15/46 (a)	137,000	111,470
5.50%, 03/15/53 (a)	75,000	70,618
Progressive Corp.
2.45%, 01/15/27	100,000	97,191
4.00%, 03/01/29 (a)	150,000	148,455
3.20%, 03/26/30 (a)	100,000	94,893
3.00%, 03/15/32 (a)	75,000	67,520
6.25%, 12/01/32	150,000	163,144
4.95%, 06/15/33 (a)	100,000	100,952
3.70%, 01/26/45	100,000	76,143
4.13%, 04/15/47 (a)	175,000	139,410
4.20%, 03/15/48 (a)	100,000	80,630
3.95%, 03/26/50 (a)	100,000	76,220
3.70%, 03/15/52 (a)	100,000	72,337
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	96,078
2.10%, 03/10/30 (a)	200,000	180,478
5.70%, 12/14/36	150,000	154,482
6.63%, 12/01/37	150,000	164,935
3.00%, 03/10/40 (a)	250,000	184,432
4.60%, 05/15/44	150,000	128,738
4.50%, 09/15/47 (a)(b)	100,000	98,035
3.91%, 12/07/47 (a)	200,000	151,652
4.42%, 03/27/48 (a)	75,000	61,241
5.70%, 09/15/48 (a)(b)	150,000	150,090
3.94%, 12/07/49 (a)	100,000	74,776
4.35%, 02/25/50 (a)	150,000	121,185
3.70%, 10/01/50 (a)(b)	200,000	181,140
3.70%, 03/13/51 (a)	300,000	214,530
5.13%, 03/01/52 (a)(b)	200,000	192,078
6.00%, 09/01/52 (a)(b)	200,000	200,038
6.75%, 03/01/53 (a)(b)	100,000	104,268
6.50%, 03/15/54 (a)(b)	200,000	204,252
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	188,210
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	99,857
6.20%, 05/15/29 (a)	100,000	103,006
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	75,000	74,439
3.90%, 05/15/29 (a)	100,000	97,450
3.15%, 06/15/30 (a)	200,000	185,278
6.00%, 09/15/33 (a)	100,000	103,546
5.75%, 09/15/34 (a)	100,000	101,300
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	144,069
5.75%, 06/05/33 (a)	150,000	152,391
5.80%, 04/01/35 (a)	75,000	75,656
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	65,957
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	104,161
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	88,764
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	121,437
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Travelers Cos., Inc.
6.75%, 06/20/36	150,000	168,900
5.35%, 11/01/40	100,000	98,227
4.60%, 08/01/43	200,000	172,848
4.30%, 08/25/45 (a)	75,000	62,144
4.00%, 05/30/47 (a)	200,000	156,286
4.05%, 03/07/48 (a)	100,000	78,392
4.10%, 03/04/49 (a)	100,000	78,618
2.55%, 04/27/50 (a)	200,000	117,158
3.05%, 06/08/51 (a)	200,000	128,332
5.45%, 05/25/53 (a)	150,000	143,597
UnitedHealth Group, Inc.
4.75%, 07/15/26	150,000	150,400
3.45%, 01/15/27	150,000	147,735
3.38%, 04/15/27	150,000	147,026
4.60%, 04/15/27 (a)	100,000	100,243
3.70%, 05/15/27 (a)	150,000	147,870
2.95%, 10/15/27	150,000	144,839
5.25%, 02/15/28 (a)	200,000	203,860
3.85%, 06/15/28	150,000	147,350
3.88%, 12/15/28	150,000	146,657
4.25%, 01/15/29 (a)	200,000	197,692
4.70%, 04/15/29 (a)	100,000	100,254
4.00%, 05/15/29 (a)	150,000	146,640
2.88%, 08/15/29	200,000	186,712
4.80%, 01/15/30 (a)	250,000	251,377
5.30%, 02/15/30 (a)	150,000	153,664
2.00%, 05/15/30	200,000	176,216
4.90%, 04/15/31 (a)	200,000	200,478
2.30%, 05/15/31 (a)	300,000	260,400
4.95%, 01/15/32 (a)	300,000	298,572
4.20%, 05/15/32 (a)	250,000	237,737
5.35%, 02/15/33 (a)	350,000	353,475
4.50%, 04/15/33 (a)	250,000	238,610
5.00%, 04/15/34 (a)	200,000	195,668
5.15%, 07/15/34 (a)	375,000	370,436
4.63%, 07/15/35	200,000	189,318
5.80%, 03/15/36	193,000	197,458
6.50%, 06/15/37	100,000	106,999
6.63%, 11/15/37	150,000	161,811
6.88%, 02/15/38	200,000	221,848
3.50%, 08/15/39 (a)	250,000	196,462
2.75%, 05/15/40 (a)	150,000	104,924
5.70%, 10/15/40 (a)	75,000	73,583
5.95%, 02/15/41 (a)	100,000	100,494
3.05%, 05/15/41 (a)	300,000	213,711
4.63%, 11/15/41 (a)	100,000	86,629
4.38%, 03/15/42 (a)	100,000	83,596
3.95%, 10/15/42 (a)	100,000	78,852
4.25%, 03/15/43 (a)	100,000	81,450
5.50%, 07/15/44 (a)	250,000	235,320
4.75%, 07/15/45	350,000	299,180
4.20%, 01/15/47 (a)	150,000	116,309
4.25%, 04/15/47 (a)	100,000	78,374
3.75%, 10/15/47 (a)	200,000	143,750
4.25%, 06/15/48 (a)	250,000	193,695
4.45%, 12/15/48 (a)	175,000	139,626
3.70%, 08/15/49 (a)	225,000	157,743
2.90%, 05/15/50 (a)	250,000	150,410
3.25%, 05/15/51 (a)	350,000	223,527
4.75%, 05/15/52 (a)	375,000	308,366
5.88%, 02/15/53 (a)	350,000	338,355
5.05%, 04/15/53 (a)	375,000	322,421
5.38%, 04/15/54 (a)	300,000	270,384
5.63%, 07/15/54 (a)	500,000	467,910
3.88%, 08/15/59 (a)	150,000	101,439
3.13%, 05/15/60 (a)	225,000	130,340
4.95%, 05/15/62 (a)	225,000	185,116
6.05%, 02/15/63 (a)	275,000	267,734

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 04/15/63 (a)	325,000	277,491
5.50%, 04/15/64 (a)	200,000	179,878
5.75%, 07/15/64 (a)	375,000	350,235
Unum Group
4.00%, 06/15/29 (a)	100,000	97,330
5.75%, 08/15/42	100,000	95,218
4.50%, 12/15/49 (a)	125,000	96,540
4.13%, 06/15/51 (a)	100,000	72,547
6.00%, 06/15/54 (a)	75,000	72,275
Voya Financial, Inc.
3.65%, 06/15/26	100,000	99,089
5.00%, 09/20/34 (a)	75,000	71,507
5.70%, 07/15/43	100,000	94,823
4.80%, 06/15/46	50,000	42,000
4.70%, 01/23/48 (a)(b)	100,000	94,642
W.R. Berkley Corp.
4.00%, 05/12/50 (a)	50,000	37,286
3.55%, 03/30/52 (a)	100,000	67,565
3.15%, 09/30/61 (a)	100,000	59,179
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	150,633
4.50%, 09/15/28 (a)	150,000	149,560
2.95%, 09/15/29 (a)	100,000	93,189
5.35%, 05/15/33 (a)	150,000	151,159
5.05%, 09/15/48 (a)	75,000	64,667
3.88%, 09/15/49 (a)	150,000	107,639
5.90%, 03/05/54 (a)	100,000	96,475
XL Group Ltd.
5.25%, 12/15/43	55,000	52,138
		61,035,305
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	150,000	136,168
4.80%, 10/01/32 (a)	100,000	97,152
5.63%, 06/15/34 (a)	100,000	101,072
5.60%, 06/15/35 (a)	100,000	100,416
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	98,602
4.50%, 07/30/29 (a)	50,000	49,279
2.75%, 12/15/29 (a)	100,000	91,325
4.70%, 07/01/30 (a)	100,000	98,178
4.90%, 12/15/30 (a)	150,000	148,831
3.38%, 08/15/31 (a)	150,000	135,837
2.00%, 05/18/32 (a)	175,000	141,440
1.88%, 02/01/33 (a)	150,000	116,954
2.95%, 03/15/34 (a)	150,000	123,312
4.75%, 04/15/35 (a)	100,000	93,132
5.50%, 10/01/35 (a)	100,000	98,355
5.25%, 05/15/36 (a)	75,000	71,395
4.85%, 04/15/49 (a)	50,000	40,563
4.00%, 02/01/50 (a)	150,000	106,953
3.00%, 05/18/51 (a)	150,000	87,900
3.55%, 03/15/52 (a)	175,000	114,137
5.15%, 04/15/53 (a)	100,000	84,372
5.63%, 05/15/54 (a)	100,000	90,240
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	65,693
6.15%, 10/01/34 (a)	100,000	98,000
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	98,844
4.90%, 02/15/29 (a)	100,000	100,566
4.95%, 06/15/30 (a)	100,000	99,989
2.38%, 07/15/31 (a)	100,000	85,858
3.63%, 04/15/32 (a)	150,000	136,338
5.50%, 02/01/34 (a)	100,000	99,905
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/15/35 (a)	75,000	73,337
3.38%, 07/15/51 (a)	75,000	48,014
4.30%, 04/15/52 (a)	100,000	75,755
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	100,000	96,189
AvalonBay Communities, Inc.
2.90%, 10/15/26 (a)	100,000	97,922
3.20%, 01/15/28 (a)	75,000	72,947
3.30%, 06/01/29 (a)	150,000	143,448
2.30%, 03/01/30 (a)	100,000	90,453
2.45%, 01/15/31 (a)	150,000	133,347
2.05%, 01/15/32 (a)	150,000	127,374
5.00%, 02/15/33 (a)	100,000	99,664
5.30%, 12/07/33 (a)	100,000	101,518
5.35%, 06/01/34 (a)	100,000	101,570
3.90%, 10/15/46 (a)	150,000	115,107
Boston Properties LP
2.75%, 10/01/26 (a)	200,000	194,622
6.75%, 12/01/27 (a)	150,000	156,540
4.50%, 12/01/28 (a)	150,000	147,975
3.40%, 06/21/29 (a)	200,000	187,752
2.90%, 03/15/30 (a)	100,000	90,628
3.25%, 01/30/31 (a)	200,000	180,450
2.55%, 04/01/32 (a)	150,000	124,158
2.45%, 10/01/33 (a)	150,000	117,815
6.50%, 01/15/34 (a)	150,000	157,779
5.75%, 01/15/35 (a)	150,000	148,537
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	100,000	99,507
3.90%, 03/15/27 (a)	100,000	98,717
4.13%, 05/15/29 (a)	150,000	146,067
4.05%, 07/01/30 (a)	150,000	143,859
2.50%, 08/16/31 (a)	100,000	86,087
5.20%, 04/01/32 (a)	75,000	74,619
5.50%, 02/15/34 (a)	100,000	99,749
5.75%, 02/15/35 (a)	100,000	101,169
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	62,959
Camden Property Trust
5.85%, 11/03/26 (a)	75,000	76,349
4.10%, 10/15/28 (a)	100,000	99,068
3.15%, 07/01/29 (a)	100,000	94,812
2.80%, 05/15/30 (a)	100,000	91,717
4.90%, 01/15/34 (a)	100,000	98,294
3.35%, 11/01/49 (a)	50,000	34,464
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	134,517
2.75%, 04/15/31 (a)	100,000	86,855
Cousins Properties LP
5.38%, 02/15/32 (a)	75,000	74,561
5.88%, 10/01/34 (a)	100,000	101,033
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	146,890
4.38%, 02/15/29 (a)	100,000	98,541
2.00%, 02/15/31 (a)	100,000	85,256
2.50%, 02/15/32 (a)	150,000	127,236
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	147,703
5.55%, 01/15/28 (a)	150,000	153,630
4.45%, 07/15/28 (a)	150,000	149,563
3.60%, 07/01/29 (a)	150,000	144,345
DOC Dr. LLC
4.30%, 03/15/27 (a)	100,000	99,481
2.63%, 11/01/31 (a)	100,000	86,541

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EPR Properties
4.75%, 12/15/26 (a)	100,000	99,566
4.50%, 06/01/27 (a)	150,000	148,464
3.75%, 08/15/29 (a)	100,000	94,382
3.60%, 11/15/31 (a)	100,000	89,267
ERP Operating LP
2.85%, 11/01/26 (a)	100,000	97,888
3.25%, 08/01/27 (a)	100,000	97,605
3.50%, 03/01/28 (a)	100,000	97,810
4.15%, 12/01/28 (a)	100,000	99,231
3.00%, 07/01/29 (a)	100,000	94,488
2.50%, 02/15/30 (a)	100,000	91,215
4.95%, 06/15/32 (a)	100,000	99,670
4.65%, 09/15/34 (a)	100,000	95,379
4.50%, 07/01/44 (a)	150,000	127,391
4.50%, 06/01/45 (a)	50,000	41,649
4.00%, 08/01/47 (a)	100,000	75,840
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	87,501
Essex Portfolio LP
1.70%, 03/01/28 (a)	75,000	69,407
4.00%, 03/01/29 (a)	150,000	146,343
3.00%, 01/15/30 (a)	100,000	92,446
1.65%, 01/15/31 (a)	150,000	125,814
2.65%, 03/15/32 (a)	150,000	128,559
5.50%, 04/01/34 (a)	100,000	100,598
2.65%, 09/01/50 (a)	100,000	57,572
Extra Space Storage LP
3.88%, 12/15/27 (a)	150,000	147,462
5.70%, 04/01/28 (a)	150,000	154,311
3.90%, 04/01/29 (a)	75,000	72,779
4.00%, 06/15/29 (a)	100,000	97,155
5.50%, 07/01/30 (a)	75,000	76,938
2.20%, 10/15/30 (a)	50,000	43,487
5.90%, 01/15/31 (a)	100,000	104,318
2.55%, 06/01/31 (a)	100,000	86,734
2.40%, 10/15/31 (a)	150,000	127,846
2.35%, 03/15/32 (a)	150,000	125,058
5.40%, 02/01/34 (a)	100,000	99,449
5.35%, 01/15/35 (a)	75,000	73,961
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	97,053
5.38%, 05/01/28 (a)	75,000	76,471
3.20%, 06/15/29 (a)	75,000	70,642
3.50%, 06/01/30 (a)	100,000	94,501
4.50%, 12/01/44 (a)	100,000	82,376
First Industrial LP
5.25%, 01/15/31 (a)	100,000	100,153
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	98,405
3.75%, 07/01/27 (a)	75,000	73,369
3.10%, 02/15/30 (a)	150,000	137,527
2.00%, 03/15/31 (a)	100,000	84,143
Healthpeak OP LLC
3.25%, 07/15/26 (a)	200,000	197,006
2.13%, 12/01/28 (a)	75,000	68,912
3.50%, 07/15/29 (a)	150,000	143,125
3.00%, 01/15/30 (a)	200,000	185,216
2.88%, 01/15/31 (a)	150,000	134,797
5.25%, 12/15/32 (a)	150,000	149,925
5.38%, 02/15/35 (a)	95,000	94,041
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	96,093
3.05%, 02/15/30 (a)	100,000	90,168
2.60%, 02/01/31 (a)	100,000	85,078
7.65%, 02/01/34 (a)	75,000	82,708
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	150,000	138,988
3.50%, 09/15/30 (a)	225,000	205,285
2.90%, 12/15/31 (a)	75,000	64,369
5.70%, 06/15/32 (a)	100,000	99,528
5.70%, 07/01/34 (a)	100,000	98,489
5.50%, 04/15/35 (a)	100,000	96,400
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	185,722
5.45%, 08/15/30 (a)	100,000	102,618
2.00%, 08/15/31 (a)	100,000	83,732
4.15%, 04/15/32 (a)	100,000	93,355
5.50%, 08/15/33 (a)	100,000	99,804
4.88%, 02/01/35 (a)	100,000	95,238
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	98,150
4.25%, 08/15/29 (a)	120,000	113,478
3.05%, 02/15/30 (a)	75,000	66,422
2.50%, 11/15/32 (a)	75,000	59,039
2.65%, 11/15/33 (a)	75,000	57,662
6.25%, 01/15/36 (a)	75,000	73,265
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	100,000	97,640
1.90%, 03/01/28 (a)	100,000	93,433
2.70%, 10/01/30 (a)	100,000	90,709
2.25%, 12/01/31 (a)	100,000	85,187
3.20%, 04/01/32 (a)	100,000	89,239
4.60%, 02/01/33 (a)	100,000	96,652
6.40%, 03/01/34 (a)	100,000	106,931
4.85%, 03/01/35 (a)	75,000	72,045
4.25%, 04/01/45 (a)	150,000	119,385
4.13%, 12/01/46 (a)	100,000	77,173
3.70%, 10/01/49 (a)	75,000	52,819
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	98,773
5.50%, 03/01/34 (a)	75,000	74,675
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	98,635
LXP Industrial Trust
2.70%, 09/15/30 (a)	150,000	132,202
2.38%, 10/01/31 (a)	75,000	62,510
Mid-America Apartments LP
1.10%, 09/15/26 (a)	100,000	95,839
3.60%, 06/01/27 (a)	150,000	147,798
4.20%, 06/15/28 (a)	100,000	99,232
3.95%, 03/15/29 (a)	50,000	49,037
2.75%, 03/15/30 (a)	100,000	92,326
1.70%, 02/15/31 (a)	100,000	84,901
5.30%, 02/15/32 (a)	75,000	76,664
5.00%, 03/15/34 (a)	75,000	74,608
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	87,327
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	97,633
4.30%, 10/15/28 (a)	100,000	98,880
2.50%, 04/15/30 (a)	100,000	89,922
5.60%, 10/15/33 (a)	75,000	76,132
5.50%, 06/15/34 (a)	100,000	100,236
4.80%, 10/15/48 (a)	50,000	41,670
3.10%, 04/15/50 (a)	100,000	62,068
3.00%, 04/15/52 (a)	100,000	59,864
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	149,710
4.75%, 01/15/28 (a)	100,000	100,104
3.63%, 10/01/29 (a)	75,000	70,484
3.38%, 02/01/31 (a)	150,000	135,432
3.25%, 04/15/33 (a)	100,000	84,608

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	85,219
4.95%, 01/15/35 (a)	50,000	47,592
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	82,891
6.88%, 07/15/29 (a)	75,000	77,684
3.15%, 08/15/30 (a)	150,000	132,298
Prologis LP
3.25%, 06/30/26 (a)	130,000	128,457
2.13%, 04/15/27 (a)	150,000	144,253
4.88%, 06/15/28 (a)	150,000	152,214
3.88%, 09/15/28 (a)	150,000	147,973
4.38%, 02/01/29 (a)	50,000	50,075
2.88%, 11/15/29 (a)	50,000	46,697
2.25%, 04/15/30 (a)	200,000	179,702
1.75%, 07/01/30 (a)	75,000	65,206
1.25%, 10/15/30 (a)	100,000	84,540
4.75%, 01/15/31 (a)	100,000	100,376
1.63%, 03/15/31 (a)	100,000	84,616
2.25%, 01/15/32 (a)	100,000	85,536
4.63%, 01/15/33 (a)	150,000	146,931
4.75%, 06/15/33 (a)	150,000	147,216
5.13%, 01/15/34 (a)	150,000	150,051
5.00%, 03/15/34 (a)	200,000	197,222
5.00%, 01/31/35 (a)	100,000	98,226
5.25%, 05/15/35 (a)	100,000	99,613
4.38%, 09/15/48 (a)	75,000	60,719
3.05%, 03/01/50 (a)	50,000	31,604
3.00%, 04/15/50 (a)	150,000	94,679
2.13%, 10/15/50 (a)	150,000	77,343
5.25%, 06/15/53 (a)	150,000	137,571
5.25%, 03/15/54 (a)	150,000	137,466
Public Storage Operating Co.
1.50%, 11/09/26 (a)	150,000	144,022
3.09%, 09/15/27 (a)	50,000	48,699
1.85%, 05/01/28 (a)	150,000	140,062
1.95%, 11/09/28 (a)	100,000	92,455
5.13%, 01/15/29 (a)	100,000	102,663
3.39%, 05/01/29 (a)	150,000	144,646
2.30%, 05/01/31 (a)	100,000	87,789
2.25%, 11/09/31 (a)	100,000	86,224
5.10%, 08/01/33 (a)	100,000	101,419
5.35%, 08/01/53 (a)	175,000	163,852
Realty Income Corp.
4.88%, 06/01/26 (a)	100,000	100,232
4.13%, 10/15/26 (a)	100,000	99,506
3.00%, 01/15/27 (a)	180,000	176,029
3.95%, 08/15/27 (a)	150,000	148,627
3.40%, 01/15/28 (a)	100,000	97,582
2.10%, 03/15/28 (a)	100,000	94,013
2.20%, 06/15/28 (a)	100,000	93,678
4.70%, 12/15/28 (a)	150,000	151,150
4.75%, 02/15/29 (a)	100,000	100,536
4.00%, 07/15/29 (a)	100,000	97,649
3.10%, 12/15/29 (a)	100,000	93,630
3.40%, 01/15/30 (a)	50,000	47,393
4.85%, 03/15/30 (a)	100,000	100,872
3.25%, 01/15/31 (a)	200,000	184,896
3.20%, 02/15/31 (a)	150,000	137,940
2.70%, 02/15/32 (a)	75,000	65,183
5.63%, 10/13/32 (a)	150,000	155,188
2.85%, 12/15/32 (a)	75,000	64,751
1.80%, 03/15/33 (a)	100,000	79,088
4.90%, 07/15/33 (a)	100,000	98,302
5.13%, 02/15/34 (a)	150,000	149,481
4.65%, 03/15/47 (a)	100,000	83,995
5.38%, 09/01/54 (a)	100,000	93,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	74,036
4.13%, 03/15/28 (a)	150,000	149,221
3.70%, 06/15/30 (a)	100,000	95,849
5.00%, 07/15/32 (a)	100,000	99,898
5.25%, 01/15/34 (a)	75,000	75,086
4.40%, 02/01/47 (a)	100,000	81,427
4.65%, 03/15/49 (a)	75,000	63,202
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	75,067
2.15%, 09/01/31 (a)	150,000	126,411
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	74,924
3.90%, 10/15/29 (a)	100,000	93,735
3.20%, 12/01/31 (a)	150,000	130,794
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	85,223
6.10%, 04/01/34 (a)	75,000	76,481
5.65%, 01/15/35 (a)	100,000	97,767
Simon Property Group LP
3.25%, 11/30/26 (a)	250,000	245,925
3.38%, 06/15/27 (a)	100,000	98,183
3.38%, 12/01/27 (a)	150,000	146,580
1.75%, 02/01/28 (a)	175,000	163,746
2.45%, 09/13/29 (a)	250,000	230,142
2.65%, 07/15/30 (a)	150,000	136,416
2.20%, 02/01/31 (a)	150,000	131,313
2.25%, 01/15/32 (a)	100,000	85,213
2.65%, 02/01/32 (a)	100,000	86,886
5.50%, 03/08/33 (a)	150,000	153,957
6.25%, 01/15/34 (a)	100,000	106,790
4.75%, 09/26/34 (a)	150,000	143,479
6.75%, 02/01/40 (a)	100,000	111,667
4.75%, 03/15/42 (a)	100,000	87,763
4.25%, 11/30/46 (a)	150,000	118,958
3.25%, 09/13/49 (a)	250,000	164,027
3.80%, 07/15/50 (a)	175,000	125,704
5.85%, 03/08/53 (a)	150,000	146,407
6.65%, 01/15/54 (a)	75,000	80,916
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	98,239
4.63%, 03/15/29 (a)	100,000	97,429
5.40%, 04/30/30 (a)(d)	75,000	74,728
2.70%, 12/01/31 (a)	75,000	62,766
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	92,638
2.70%, 07/15/31 (a)	100,000	87,157
4.20%, 04/15/32 (a)	100,000	93,575
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	98,268
2.75%, 09/01/31 (a)	100,000	86,474
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	97,655
3.20%, 01/15/30 (a)	150,000	141,090
3.00%, 08/15/31 (a)	100,000	89,756
2.10%, 08/01/32 (a)	150,000	121,703
1.90%, 03/15/33 (a)	75,000	58,602
2.10%, 06/15/33 (a)	100,000	78,823
5.13%, 09/01/34 (a)	75,000	73,157
Ventas Realty LP
3.25%, 10/15/26 (a)	100,000	98,046
3.85%, 04/01/27 (a)	150,000	148,090
4.00%, 03/01/28 (a)	100,000	98,474
4.40%, 01/15/29 (a)	150,000	148,579
4.75%, 11/15/30 (a)	100,000	99,561
5.63%, 07/01/34 (a)	100,000	101,179
5.00%, 01/15/35 (a)	125,000	120,438

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 09/30/43 (a)	100,000	94,838
4.38%, 02/01/45 (a)	100,000	79,790
Welltower OP LLC
2.70%, 02/15/27 (a)	100,000	97,443
4.25%, 04/15/28 (a)	100,000	99,745
2.05%, 01/15/29 (a)	100,000	91,861
4.13%, 03/15/29 (a)	150,000	148,171
3.10%, 01/15/30 (a)	100,000	93,924
2.75%, 01/15/31 (a)	150,000	135,514
2.75%, 01/15/32 (a)	100,000	87,947
3.85%, 06/15/32 (a)	150,000	140,560
6.50%, 03/15/41 (a)	150,000	160,828
4.95%, 09/01/48 (a)	100,000	89,333
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	149,080
2.40%, 02/01/31 (a)	100,000	86,901
2.25%, 04/01/33 (a)	100,000	80,262
5.38%, 06/30/34 (a)	75,000	74,171
		34,539,910
		431,179,493

Industrial 13.5%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
4.60%, 02/08/29 (a)	225,000	227,398
2.05%, 05/15/30 (a)	200,000	178,378
4.75%, 02/08/31 (a)	100,000	100,899
4.80%, 03/03/33 (a)	100,000	99,798
4.85%, 02/08/34 (a)	200,000	198,198
2.70%, 05/15/40 (a)	150,000	107,120
2.80%, 05/15/50 (a)	200,000	123,880
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	98,858
5.05%, 06/01/32 (a)	100,000	92,907
5.45%, 12/01/44 (a)	50,000	40,729
5.65%, 06/01/52 (a)	100,000	80,357
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	189,230
3.75%, 10/01/30 (a)	200,000	185,196
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	207,478
4.25%, 07/16/29	100,000	97,759
6.80%, 11/29/32 (a)	150,000	162,454
6.00%, 06/17/34 (a)	100,000	103,209
7.00%, 10/15/39	100,000	108,698
6.75%, 03/01/41 (g)	100,000	102,932
6.35%, 06/17/54 (a)	75,000	73,501
Barrick Mining Corp.
6.45%, 10/15/35	150,000	161,832
5.25%, 04/01/42	75,000	70,103
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	97,858
5.75%, 05/01/43	150,000	147,058
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	151,624
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	150,000	151,629
4.75%, 02/28/28 (a)	200,000	202,546
5.10%, 09/08/28 (a)	150,000	153,271
5.00%, 02/21/30 (a)	200,000	203,266
5.25%, 09/08/30 (a)	150,000	154,171
5.13%, 02/21/32 (a)	150,000	151,741
4.90%, 02/28/33 (a)	150,000	148,789
5.25%, 09/08/33 (a)	250,000	252,315
5.30%, 02/21/35 (a)	225,000	225,367
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 02/24/42	170,000	141,817
5.00%, 09/30/43	450,000	415,714
5.50%, 09/08/53 (a)	150,000	144,371
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	145,160
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (a)	200,000	173,006
CF Industries, Inc.
5.15%, 03/15/34	100,000	97,091
4.95%, 06/01/43	175,000	150,178
5.38%, 03/15/44	150,000	135,165
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	100,756
7.38%, 11/01/29	75,000	82,578
2.10%, 11/15/30 (a)	150,000	129,962
6.30%, 03/15/33 (a)	100,000	105,987
5.15%, 02/15/34 (a)	150,000	146,911
4.25%, 10/01/34 (a)	50,000	44,889
5.35%, 03/15/35 (a)	75,000	72,736
9.40%, 05/15/39	100,000	126,887
5.25%, 11/15/41 (a)	175,000	155,612
4.38%, 11/15/42 (a)	250,000	197,067
4.63%, 10/01/44 (a)	100,000	79,761
5.55%, 11/30/48 (a)	150,000	133,800
4.80%, 05/15/49 (a)	150,000	118,857
3.60%, 11/15/50 (a)	250,000	163,560
6.90%, 05/15/53 (a)	150,000	156,604
5.60%, 02/15/54 (a)	100,000	88,541
5.95%, 03/15/55 (a)	100,000	92,846
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	400,000	405,012
5.32%, 11/15/38 (a)	152,000	155,152
5.42%, 11/15/48 (a)	400,000	394,252
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	149,431
5.00%, 08/01/29 (a)	100,000	100,523
5.75%, 03/08/33 (a)	100,000	102,581
5.63%, 02/20/34 (a)	100,000	100,064
4.80%, 09/01/42 (a)	100,000	85,130
4.65%, 10/15/44 (a)	200,000	164,748
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	146,796
1.65%, 02/01/27 (a)	100,000	95,920
3.25%, 12/01/27 (a)	150,000	146,625
4.80%, 03/24/30 (a)	100,000	101,641
1.30%, 01/30/31 (a)	100,000	84,071
2.13%, 02/01/32 (a)	150,000	127,895
5.50%, 12/08/41	75,000	74,761
3.95%, 12/01/47 (a)	75,000	58,634
2.13%, 08/15/50 (a)	100,000	52,785
2.70%, 12/15/51 (a)	150,000	89,769
2.75%, 08/18/55 (a)	150,000	87,176
EIDP, Inc.
5.13%, 05/15/32 (a)	100,000	101,030
4.80%, 05/15/33 (a)	150,000	147,301
FMC Corp.
3.20%, 10/01/26 (a)	100,000	97,783
3.45%, 10/01/29 (a)	100,000	92,156
5.65%, 05/18/33 (a)	25,000	24,101
4.50%, 10/01/49 (a)	100,000	71,244
6.38%, 05/18/53 (a)	100,000	92,093
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,153
4.13%, 03/01/28 (a)	100,000	98,386
5.25%, 09/01/29 (a)	100,000	100,957
4.25%, 03/01/30 (a)	75,000	72,731
4.63%, 08/01/30 (a)	200,000	196,964

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 11/14/34 (a)	100,000	100,002
5.45%, 03/15/43 (a)	300,000	278,196
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	84,674
8.88%, 05/15/31	100,000	120,967
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	93,684
2.95%, 06/15/31 (a)	100,000	82,528
5.70%, 10/15/34 (a)	100,000	91,166
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,124
5.00%, 09/26/48 (a)	150,000	123,390
International Paper Co.
5.00%, 09/15/35 (a)	75,000	72,335
7.30%, 11/15/39	100,000	111,849
6.00%, 11/15/41 (a)	100,000	98,862
4.80%, 06/15/44 (a)	100,000	84,536
5.15%, 05/15/46 (a)	100,000	87,899
4.40%, 08/15/47 (a)	100,000	78,186
4.35%, 08/15/48 (a)	100,000	77,578
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	99,882
6.25%, 07/15/33 (a)	100,000	105,668
Linde, Inc.
1.10%, 08/10/30 (a)	100,000	85,164
3.55%, 11/07/42 (a)	100,000	77,207
2.00%, 08/10/50 (a)	150,000	76,382
Lubrizol Corp.
6.50%, 10/01/34	75,000	83,503
LYB International Finance BV
5.25%, 07/15/43	150,000	130,290
4.88%, 03/15/44 (a)	150,000	124,131
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	147,129
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	87,461
5.63%, 05/15/33 (a)	75,000	75,362
5.50%, 03/01/34 (a)	150,000	146,442
6.15%, 05/15/35 (a)	100,000	101,606
3.38%, 10/01/40 (a)	150,000	107,603
4.20%, 10/15/49 (a)	200,000	143,398
4.20%, 05/01/50 (a)	175,000	125,351
3.63%, 04/01/51 (a)	175,000	113,099
3.80%, 10/01/60 (a)	100,000	62,350
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	175,000	132,851
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	98,748
5.38%, 11/15/28 (a)	75,000	76,383
5.45%, 11/15/33 (a)	75,000	75,195
4.88%, 11/15/41 (a)	100,000	86,744
5.63%, 11/15/43 (a)	100,000	94,095
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	88,102
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	93,954
2.25%, 10/01/30 (a)	200,000	178,782
2.60%, 07/15/32 (a)	200,000	174,814
5.88%, 04/01/35	100,000	105,090
6.25%, 10/01/39	150,000	160,045
4.88%, 03/15/42 (a)	130,000	118,053
5.45%, 06/09/44 (a)	100,000	94,927
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	100,000	94,581
5.35%, 03/15/34 (a)	200,000	202,286
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 11/15/41 (a)	100,000	99,481
4.20%, 05/13/50 (a)	75,000	58,721
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	148,867
2.70%, 06/01/30 (a)	150,000	136,790
4.65%, 06/01/30 (a)	100,000	99,800
3.13%, 04/01/32 (a)	100,000	89,715
5.10%, 06/01/35 (a)	100,000	98,232
6.40%, 12/01/37	50,000	54,149
5.20%, 08/01/43 (a)	75,000	70,920
3.85%, 04/01/52 (a)	100,000	73,143
2.98%, 12/15/55 (a)	200,000	117,590
Nutrien Ltd.
4.00%, 12/15/26 (a)	100,000	99,152
5.20%, 06/21/27 (a)	100,000	101,313
4.90%, 03/27/28 (a)	150,000	151,590
4.20%, 04/01/29 (a)	100,000	98,464
2.95%, 05/13/30 (a)	150,000	137,808
5.40%, 06/21/34 (a)	100,000	99,692
4.13%, 03/15/35 (a)	75,000	66,892
5.88%, 12/01/36	50,000	50,864
5.63%, 12/01/40	100,000	96,675
6.13%, 01/15/41 (a)	45,000	45,163
4.90%, 06/01/43 (a)	100,000	87,731
5.25%, 01/15/45 (a)	125,000	112,433
5.00%, 04/01/49 (a)	100,000	86,855
3.95%, 05/13/50 (a)	150,000	108,740
5.80%, 03/27/53 (a)	150,000	144,455
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	73,109
3.00%, 12/15/29 (a)	150,000	140,130
4.05%, 12/15/49 (a)	100,000	74,066
3.05%, 10/01/51 (a)	150,000	91,215
PPG Industries, Inc.
3.75%, 03/15/28 (a)	100,000	98,193
2.80%, 08/15/29 (a)	100,000	93,329
2.55%, 06/15/30 (a)	100,000	90,294
Rayonier LP
2.75%, 05/17/31 (a)	75,000	65,525
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	175,360
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	112,724
6.13%, 12/15/33	150,000	160,606
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	107,919
5.20%, 11/02/40	250,000	240,207
2.75%, 11/02/51 (a)	250,000	147,145
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	150,000	150,619
4.88%, 03/14/30 (a)	300,000	303,504
5.00%, 03/14/32 (a)	225,000	226,201
5.00%, 03/09/33 (a)	150,000	150,103
5.25%, 03/14/35 (a)	300,000	299,385
4.75%, 03/22/42 (a)	100,000	88,946
4.13%, 08/21/42 (a)	100,000	82,516
5.13%, 03/09/53 (a)	200,000	178,940
5.75%, 03/14/55 (a)	300,000	292,200
5.88%, 03/14/65 (a)	150,000	146,239
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	49,259
4.55%, 03/01/29 (a)	100,000	99,374
2.95%, 01/15/32 (a)	75,000	65,351
5.25%, 06/01/45 (a)	75,000	67,978
4.25%, 01/15/48 (a)	100,000	81,513

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	250,000	245,507
4.55%, 03/01/28 (a)	75,000	75,353
2.95%, 08/15/29 (a)	100,000	93,619
2.30%, 05/15/30 (a)	100,000	89,280
4.80%, 09/01/31 (a)	75,000	75,014
2.20%, 03/15/32 (a)	150,000	126,924
4.00%, 12/15/42 (a)	100,000	78,039
4.55%, 08/01/45 (a)	75,000	61,967
4.50%, 06/01/47 (a)	200,000	163,950
3.80%, 08/15/49 (a)	100,000	71,761
3.30%, 05/15/50 (a)	100,000	65,600
2.90%, 03/15/52 (a)	100,000	59,268
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	202,390
5.44%, 04/03/34 (a)	200,000	200,696
5.78%, 04/03/54 (a)	200,000	190,616
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	200,000	198,862
Southern Copper Corp.
7.50%, 07/27/35	150,000	168,439
6.75%, 04/16/40	200,000	212,710
5.25%, 11/08/42	250,000	225,892
5.88%, 04/23/45	250,000	238,365
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	100,000	99,962
1.65%, 10/15/27 (a)	75,000	70,080
3.45%, 04/15/30 (a)	100,000	94,075
5.38%, 08/15/34 (a)	125,000	124,948
3.25%, 10/15/50 (a)	75,000	47,813
5.75%, 05/15/55 (a)	75,000	70,692
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	91,977
6.00%, 01/15/29 (a)	200,000	204,076
5.00%, 01/15/30 (a)	200,000	195,740
3.75%, 01/15/31 (a)	250,000	226,695
3.13%, 01/15/32 (a)	200,000	171,384
Suzano International Finance BV
5.50%, 01/17/27	200,000	201,698
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	280,887
6.13%, 06/12/33 (a)	400,000	411,828
6.88%, 11/21/36	150,000	160,689
6.88%, 11/10/39	200,000	213,280
6.40%, 06/28/54 (a)	275,000	261,591
Vale SA
5.63%, 09/11/42	100,000	94,945
Westlake Corp.
3.60%, 08/15/26 (a)	100,000	98,548
3.38%, 06/15/30 (a)	100,000	93,331
5.00%, 08/15/46 (a)	100,000	84,090
4.38%, 11/15/47 (a)	100,000	75,366
3.13%, 08/15/51 (a)	125,000	74,020
3.38%, 08/15/61 (a)	100,000	56,736
WestRock MWV LLC
8.20%, 01/15/30	100,000	113,772
7.95%, 02/15/31	50,000	57,000
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	105,202
4.00%, 11/15/29 (a)	150,000	146,229
4.00%, 04/15/30 (a)	150,000	145,178
7.38%, 03/15/32	100,000	111,993
3.38%, 03/09/33 (a)	100,000	88,252
4.00%, 03/09/52 (a)	75,000	54,612
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WRKCo, Inc.
4.00%, 03/15/28 (a)	150,000	147,361
3.90%, 06/01/28 (a)	100,000	98,006
4.90%, 03/15/29 (a)	100,000	100,568
3.00%, 06/15/33 (a)	150,000	128,916
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	43,611
		31,846,512
Capital Goods 1.3%
3M Co.
2.25%, 09/19/26 (a)	150,000	145,888
2.88%, 10/15/27 (a)	100,000	96,524
3.63%, 09/14/28 (a)	150,000	146,578
3.38%, 03/01/29 (a)	200,000	192,292
2.38%, 08/26/29 (a)	150,000	138,078
4.80%, 03/15/30 (a)	100,000	100,801
3.05%, 04/15/30 (a)	200,000	186,592
5.70%, 03/15/37	100,000	102,787
3.88%, 06/15/44	100,000	78,226
3.13%, 09/19/46 (a)	100,000	66,893
3.63%, 10/15/47 (a)	150,000	108,083
4.00%, 09/14/48 (a)	150,000	116,007
3.25%, 08/26/49 (a)	200,000	132,676
3.70%, 04/15/50 (a)	100,000	71,188
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	99,221
4.38%, 05/08/42	100,000	85,688
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	86,665
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	75,700
5.80%, 03/21/34 (a)	125,000	125,488
Allegion PLC
3.50%, 10/01/29 (a)	100,000	95,208
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	73,172
5.41%, 07/01/32 (a)	100,000	101,604
5.60%, 05/29/34 (a)	75,000	75,746
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	99,443
5.63%, 05/26/33 (a)	75,000	76,493
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 (d)	150,000	150,451
5.10%, 03/17/30 (a)(d)	125,000	125,904
2.63%, 06/19/30 (a)	100,000	89,760
2.69%, 05/25/31 (a)	150,000	132,537
5.50%, 03/17/35 (a)(d)	150,000	148,732
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	76,030
5.05%, 04/05/29 (a)	75,000	76,708
4.35%, 06/01/29 (a)	100,000	99,873
2.80%, 02/15/30 (a)	150,000	139,536
2.20%, 09/15/31 (a)	200,000	173,336
5.25%, 04/05/34 (a)	100,000	101,345
5.00%, 01/15/35 (a)	225,000	223,283
5.38%, 11/15/54 (a)	75,000	71,615
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	91,466
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	90,586
2.25%, 02/15/32 (a)	100,000	83,439
5.75%, 03/15/33 (a)	100,000	102,539

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	101,849
5.80%, 06/15/31 (a)	200,000	207,906
5.65%, 01/15/34 (a)	150,000	151,285
Boeing Co.
2.25%, 06/15/26 (a)	50,000	48,755
2.70%, 02/01/27 (a)	200,000	193,746
2.80%, 03/01/27 (a)	100,000	96,500
5.04%, 05/01/27 (a)	300,000	301,887
6.26%, 05/01/27 (a)	200,000	205,776
3.25%, 02/01/28 (a)	250,000	241,302
3.25%, 03/01/28 (a)	75,000	72,196
3.45%, 11/01/28 (a)	50,000	47,792
3.20%, 03/01/29 (a)	150,000	142,109
6.30%, 05/01/29 (a)	250,000	263,067
2.95%, 02/01/30 (a)	150,000	137,765
5.15%, 05/01/30 (a)	800,000	807,520
3.63%, 02/01/31 (a)	250,000	233,315
6.39%, 05/01/31 (a)	250,000	266,900
6.13%, 02/15/33	75,000	77,974
3.60%, 05/01/34 (a)	100,000	86,578
6.53%, 05/01/34 (a)	475,000	507,514
3.25%, 02/01/35 (a)	150,000	123,618
6.63%, 02/15/38	100,000	105,765
3.55%, 03/01/38 (a)	100,000	77,445
3.50%, 03/01/39 (a)	50,000	37,694
6.88%, 03/15/39	80,000	85,612
5.88%, 02/15/40	100,000	97,514
5.71%, 05/01/40 (a)	550,000	531,014
3.38%, 06/15/46 (a)	75,000	49,641
3.65%, 03/01/47 (a)	50,000	33,989
3.63%, 03/01/48 (a)	50,000	33,124
3.85%, 11/01/48 (a)	100,000	69,006
3.90%, 05/01/49 (a)	100,000	70,112
3.75%, 02/01/50 (a)	250,000	171,665
5.81%, 05/01/50 (a)	1,000,000	937,540
6.86%, 05/01/54 (a)	475,000	507,414
3.83%, 03/01/59 (a)	50,000	32,640
3.95%, 08/01/59 (a)	150,000	99,420
5.93%, 05/01/60 (a)	550,000	510,081
7.01%, 05/01/64 (a)	325,000	347,334
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	146,992
2.75%, 03/01/30 (a)	150,000	137,727
2.20%, 03/01/32 (a)	100,000	83,602
Carrier Global Corp.
2.49%, 02/15/27 (a)	56,000	54,277
2.72%, 02/15/30 (a)	400,000	368,420
2.70%, 02/15/31 (a)(d)	150,000	134,946
5.90%, 03/15/34 (a)	200,000	210,342
3.38%, 04/05/40 (a)	300,000	233,058
3.58%, 04/05/50 (a)(d)	225,000	161,302
6.20%, 03/15/54 (a)	87,000	92,003
Caterpillar Financial Services Corp.
2.40%, 08/09/26	162,000	158,446
1.15%, 09/14/26	100,000	96,149
4.50%, 01/07/27	100,000	100,499
1.70%, 01/08/27	100,000	96,394
3.60%, 08/12/27	150,000	148,054
1.10%, 09/14/27	150,000	139,884
4.40%, 10/15/27	150,000	150,514
4.60%, 11/15/27	200,000	201,686
4.85%, 02/27/29	100,000	101,786
4.38%, 08/16/29	200,000	200,144
4.70%, 11/15/29	200,000	202,676
4.80%, 01/08/30	100,000	101,919
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	93,323
2.60%, 04/09/30 (a)	200,000	184,918
1.90%, 03/12/31 (a)	200,000	174,376
5.20%, 05/15/35 (a)	300,000	301,296
5.30%, 09/15/35	100,000	102,428
6.05%, 08/15/36	100,000	108,089
5.20%, 05/27/41	150,000	146,445
3.80%, 08/15/42	350,000	283,293
4.30%, 05/15/44 (a)	100,000	84,921
3.25%, 09/19/49 (a)	100,000	68,753
3.25%, 04/09/50 (a)	250,000	171,142
5.50%, 05/15/55 (a)	100,000	97,605
4.75%, 05/15/64 (a)	100,000	84,679
CNH Industrial Capital LLC
1.45%, 07/15/26 (a)	100,000	96,453
4.50%, 10/08/27 (a)	100,000	99,882
4.55%, 04/10/28 (a)	100,000	99,764
5.50%, 01/12/29 (a)	100,000	102,583
5.10%, 04/20/29 (a)	100,000	101,305
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	98,902
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	201,996
5.50%, 01/09/35 (a)	200,000	201,746
5.88%, 01/09/55 (a)	100,000	98,397
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	203,704
5.13%, 01/09/30 (a)	200,000	203,298
Deere & Co.
5.38%, 10/16/29	112,000	117,025
3.10%, 04/15/30 (a)	150,000	141,284
7.13%, 03/03/31	75,000	85,040
5.45%, 01/16/35 (a)	200,000	205,132
3.90%, 06/09/42 (a)	200,000	166,636
2.88%, 09/07/49 (a)	100,000	64,326
3.75%, 04/15/50 (a)	150,000	113,778
5.70%, 01/19/55 (a)	100,000	100,806
Dover Corp.
5.38%, 03/01/41 (a)	100,000	94,912
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	130,586
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	199,351
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	146,607
4.35%, 05/18/28 (a)	100,000	100,443
4.00%, 11/02/32	96,000	91,273
4.15%, 03/15/33 (a)	300,000	287,415
4.15%, 11/02/42	150,000	125,651
3.92%, 09/15/47 (a)	100,000	77,609
4.70%, 08/23/52 (a)	100,000	86,622
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	125,000	126,633
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	143,213
1.80%, 10/15/27 (a)	150,000	142,152
2.00%, 12/21/28 (a)	200,000	185,202
2.20%, 12/21/31 (a)	200,000	173,862
5.00%, 03/15/35 (a)	75,000	75,434
5.25%, 11/15/39	50,000	49,796
2.75%, 10/15/50 (a)	100,000	60,804
2.80%, 12/21/51 (a)	200,000	121,740
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	125,000	120,499

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	138,650
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	147,801
4.30%, 06/15/46 (a)	80,000	63,442
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	93,982
4.00%, 03/25/32 (a)	100,000	92,321
5.88%, 06/01/33 (a)	100,000	102,772
4.50%, 03/25/52 (a)	100,000	77,165
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	246,145
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	100,000	99,388
4.42%, 11/15/35	200,000	189,912
General Dynamics Corp.
1.15%, 06/01/26 (a)	100,000	96,926
2.13%, 08/15/26 (a)	100,000	97,618
3.50%, 04/01/27 (a)	100,000	98,966
3.75%, 05/15/28 (a)	300,000	297,429
3.63%, 04/01/30 (a)	150,000	145,054
2.25%, 06/01/31 (a)	100,000	88,102
4.25%, 04/01/40 (a)	100,000	87,507
2.85%, 06/01/41 (a)	100,000	71,536
3.60%, 11/15/42 (a)	150,000	117,537
4.25%, 04/01/50 (a)	150,000	122,742
General Electric Co.
6.75%, 03/15/32	200,000	223,438
5.88%, 01/14/38	100,000	104,827
6.88%, 01/10/39	100,000	114,519
4.50%, 03/11/44	100,000	86,586
4.35%, 05/01/50 (a)	150,000	123,752
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	102,214
5.35%, 08/01/33 (a)	100,000	101,102
Hexcel Corp.
4.20%, 02/15/27 (a)	200,000	197,758
Holcim Finance U.S. LLC
4.70%, 04/07/28 (a)(d)	125,000	125,719
4.95%, 04/07/30 (a)(d)	150,000	151,026
5.40%, 04/07/35 (a)(d)	150,000	149,353
Honeywell International, Inc.
2.50%, 11/01/26 (a)	300,000	292,320
1.10%, 03/01/27 (a)	200,000	189,276
4.65%, 07/30/27 (a)	200,000	201,106
4.25%, 01/15/29 (a)	200,000	199,232
2.70%, 08/15/29 (a)	150,000	140,156
4.88%, 09/01/29 (a)	100,000	101,844
4.70%, 02/01/30 (a)	200,000	201,716
1.95%, 06/01/30 (a)	200,000	177,082
1.75%, 09/01/31 (a)	250,000	210,475
4.95%, 09/01/31 (a)	100,000	101,639
4.75%, 02/01/32 (a)	200,000	199,242
5.00%, 02/15/33 (a)	225,000	225,657
4.50%, 01/15/34 (a)	200,000	192,526
5.00%, 03/01/35 (a)	300,000	297,771
5.70%, 03/15/37	100,000	102,999
3.81%, 11/21/47 (a)	150,000	112,737
2.80%, 06/01/50 (a)	150,000	92,229
5.25%, 03/01/54 (a)	300,000	278,355
5.35%, 03/01/64 (a)	150,000	136,908
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,322
6.75%, 01/15/28	100,000	105,514
3.00%, 01/15/29 (a)	100,000	95,176
4.85%, 10/15/31 (a)	100,000	100,310
5.95%, 02/01/37	100,000	104,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	97,572
2.30%, 03/15/31 (a)	100,000	87,299
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	97,392
2.04%, 08/16/28 (a)	100,000	92,229
5.35%, 01/15/30 (a)	100,000	101,661
4.20%, 05/01/30 (a)	100,000	96,559
5.75%, 01/15/35 (a)	100,000	101,323
IDEX Corp.
4.95%, 09/01/29 (a)	75,000	75,550
3.00%, 05/01/30 (a)	200,000	184,240
2.63%, 06/15/31 (a)	75,000	65,906
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	196,024
3.90%, 09/01/42 (a)	300,000	242,178
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	151,933
5.40%, 08/14/28 (a)	75,000	77,051
5.18%, 06/15/29 (a)	150,000	152,992
5.31%, 06/15/31 (a)	75,000	76,826
5.70%, 08/14/33 (a)	200,000	205,910
5.45%, 06/15/34 (a)	150,000	151,560
5.70%, 06/15/54 (a)	100,000	96,479
John Deere Capital Corp.
4.75%, 06/08/26	150,000	150,682
2.65%, 06/10/26	100,000	98,321
1.05%, 06/17/26	100,000	96,702
5.15%, 09/08/26	100,000	101,105
1.30%, 10/13/26	100,000	96,042
4.50%, 01/08/27	200,000	201,104
1.70%, 01/11/27	100,000	96,065
4.85%, 03/05/27	100,000	101,074
1.75%, 03/09/27	200,000	191,548
4.90%, 06/11/27	150,000	152,085
4.20%, 07/15/27	200,000	200,064
4.15%, 09/15/27	200,000	199,714
3.05%, 01/06/28	50,000	48,642
4.65%, 01/07/28	100,000	101,329
4.75%, 01/20/28	200,000	202,778
4.90%, 03/03/28	100,000	101,958
1.50%, 03/06/28	150,000	139,563
4.95%, 07/14/28	250,000	255,280
4.50%, 01/16/29	150,000	151,068
3.45%, 03/07/29	100,000	96,965
3.35%, 04/18/29	100,000	96,712
4.85%, 06/11/29	150,000	152,956
2.80%, 07/18/29	150,000	141,504
4.85%, 10/11/29	100,000	102,164
2.45%, 01/09/30	100,000	92,087
4.70%, 06/10/30	200,000	201,980
1.45%, 01/15/31	100,000	85,293
4.90%, 03/07/31	150,000	152,307
2.00%, 06/17/31	100,000	86,676
4.40%, 09/08/31	200,000	197,966
3.90%, 06/07/32	100,000	95,112
4.35%, 09/15/32	150,000	146,614
5.15%, 09/08/33	175,000	178,265
5.10%, 04/11/34	200,000	201,164
5.05%, 06/12/34	150,000	150,246
Johnson Controls International PLC
6.00%, 01/15/36	50,000	52,664
4.63%, 07/02/44 (a)	95,000	79,428
4.50%, 02/15/47 (a)	100,000	81,845
4.95%, 07/02/64 (a)(e)	100,000	81,044

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	175,000	180,609
1.75%, 09/15/30 (a)	150,000	130,194
2.00%, 09/16/31 (a)	100,000	84,808
4.90%, 12/01/32 (a)	100,000	98,968
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	99,469
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	75,000	74,313
5.40%, 01/15/27	225,000	228,226
4.40%, 06/15/28 (a)	300,000	298,971
5.05%, 06/01/29 (a)	150,000	152,359
2.90%, 12/15/29 (a)	50,000	46,312
1.80%, 01/15/31 (a)	200,000	170,316
5.25%, 06/01/31 (a)	150,000	153,072
5.40%, 07/31/33 (a)	275,000	278,916
5.35%, 06/01/34 (a)	150,000	151,078
6.15%, 12/15/40	95,000	98,250
5.05%, 04/27/45 (a)	100,000	91,108
5.60%, 07/31/53 (a)	100,000	95,384
5.50%, 08/15/54 (a)	100,000	94,116
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	96,412
4.40%, 03/15/29 (a)	100,000	95,965
3.50%, 11/15/51 (a)	100,000	60,110
Lennox International, Inc.
1.70%, 08/01/27 (a)	75,000	70,430
5.50%, 09/15/28 (a)	100,000	102,659
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,577
4.45%, 05/15/28 (a)	100,000	100,780
4.50%, 02/15/29 (a)	100,000	100,566
1.85%, 06/15/30 (a)	100,000	88,491
4.70%, 12/15/31 (a)	125,000	125,660
3.90%, 06/15/32 (a)	150,000	142,572
5.25%, 01/15/33 (a)	150,000	154,378
4.75%, 02/15/34 (a)	150,000	147,436
4.80%, 08/15/34 (a)	100,000	98,400
3.60%, 03/01/35 (a)	100,000	89,242
4.50%, 05/15/36 (a)	125,000	118,528
6.15%, 09/01/36	100,000	108,407
5.72%, 06/01/40	100,000	102,652
4.07%, 12/15/42	200,000	165,116
3.80%, 03/01/45 (a)	150,000	116,445
4.70%, 05/15/46 (a)	250,000	218,787
2.80%, 06/15/50 (a)	150,000	91,377
4.09%, 09/15/52 (a)	288,000	222,157
4.15%, 06/15/53 (a)	150,000	116,316
5.70%, 11/15/54 (a)	150,000	148,144
5.20%, 02/15/55 (a)	225,000	206,993
4.30%, 06/15/62 (a)	125,000	95,944
5.90%, 11/15/63 (a)	150,000	152,091
5.20%, 02/15/64 (a)	100,000	89,926
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	48,919
3.50%, 12/15/27 (a)	50,000	48,817
2.50%, 03/15/30 (a)	100,000	91,070
2.40%, 07/15/31 (a)	200,000	174,186
5.15%, 12/01/34 (a)	125,000	124,153
4.25%, 12/15/47 (a)	100,000	78,824
3.20%, 07/15/51 (a)	150,000	95,655
5.50%, 12/01/54 (a)	125,000	117,096
Masco Corp.
1.50%, 02/15/28 (a)	100,000	92,147
2.00%, 10/01/30 (a)	100,000	86,128
2.00%, 02/15/31 (a)	125,000	105,841
4.50%, 05/15/47 (a)	100,000	79,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	150,877
Nordson Corp.
4.50%, 12/15/29 (a)	150,000	148,356
5.80%, 09/15/33 (a)	100,000	104,161
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	98,115
3.25%, 01/15/28 (a)	375,000	364,849
4.60%, 02/01/29 (a)	150,000	151,101
4.40%, 05/01/30 (a)	150,000	148,875
4.70%, 03/15/33 (a)	250,000	246,152
4.90%, 06/01/34 (a)	150,000	147,673
5.15%, 05/01/40 (a)	100,000	95,702
5.05%, 11/15/40	100,000	94,023
4.75%, 06/01/43	150,000	132,870
3.85%, 04/15/45 (a)	75,000	57,947
4.03%, 10/15/47 (a)	400,000	310,548
5.25%, 05/01/50 (a)	200,000	184,192
4.95%, 03/15/53 (a)	150,000	131,837
5.20%, 06/01/54 (a)	200,000	182,164
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	149,605
5.65%, 05/15/33 (a)	100,000	99,953
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	92,225
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	100,000	96,207
5.25%, 08/16/28 (a)	100,000	102,570
2.57%, 02/15/30 (a)	250,000	228,305
5.13%, 11/19/31 (a)	125,000	126,830
3.11%, 02/15/40 (a)	175,000	131,023
3.36%, 02/15/50 (a)	125,000	83,929
Owens Corning
3.40%, 08/15/26 (a)	75,000	73,917
5.50%, 06/15/27 (a)	100,000	101,707
3.95%, 08/15/29 (a)	100,000	96,970
3.50%, 02/15/30 (a)	75,000	70,946
3.88%, 06/01/30 (a)	100,000	95,593
5.70%, 06/15/34 (a)	150,000	153,319
7.00%, 12/01/36	25,000	27,681
4.30%, 07/15/47 (a)	100,000	78,851
4.40%, 01/30/48 (a)	100,000	79,566
5.95%, 06/15/54 (a)	125,000	123,076
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	98,351
4.25%, 09/15/27 (a)	200,000	199,736
3.25%, 06/14/29 (a)	150,000	143,657
4.50%, 09/15/29 (a)	200,000	200,918
4.20%, 11/21/34 (a)	150,000	140,588
6.25%, 05/15/38	50,000	53,652
4.45%, 11/21/44 (a)	100,000	84,179
4.10%, 03/01/47 (a)	100,000	78,340
4.00%, 06/14/49 (a)	200,000	153,314
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	73,952
5.90%, 07/15/32 (a)	50,000	51,606
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	79,531
4.38%, 06/15/45 (a)	100,000	83,477
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	200,000	205,364
6.30%, 02/15/30 (a)	200,000	207,428
6.40%, 04/15/33 (a)	200,000	207,322
Republic Services, Inc.
2.90%, 07/01/26 (a)	200,000	197,152
3.38%, 11/15/27 (a)	150,000	146,907

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 05/15/28 (a)	100,000	99,105
4.88%, 04/01/29 (a)	100,000	101,732
2.30%, 03/01/30 (a)	200,000	181,224
1.45%, 02/15/31 (a)	250,000	210,590
1.75%, 02/15/32 (a)	100,000	83,104
2.38%, 03/15/33 (a)	100,000	84,035
5.00%, 12/15/33 (a)	100,000	100,459
5.00%, 04/01/34 (a)	150,000	150,112
6.20%, 03/01/40	100,000	106,291
5.70%, 05/15/41 (a)	75,000	75,847
3.05%, 03/01/50 (a)	100,000	65,745
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	97,068
1.75%, 08/15/31 (a)	100,000	84,891
4.20%, 03/01/49 (a)	100,000	80,274
2.80%, 08/15/61 (a)	100,000	55,942
RTX Corp.
2.65%, 11/01/26 (a)	150,000	146,430
5.75%, 11/08/26 (a)	225,000	228,935
3.50%, 03/15/27 (a)	200,000	196,890
3.13%, 05/04/27 (a)	200,000	195,434
7.20%, 08/15/27	75,000	79,316
4.13%, 11/16/28 (a)	550,000	544,555
5.75%, 01/15/29 (a)	200,000	208,592
7.50%, 09/15/29	100,000	110,953
2.25%, 07/01/30 (a)	150,000	134,082
6.00%, 03/15/31 (a)	175,000	185,908
1.90%, 09/01/31 (a)	200,000	168,828
2.38%, 03/15/32 (a)	200,000	171,014
5.15%, 02/27/33 (a)	200,000	201,514
6.10%, 03/15/34 (a)	275,000	292,982
5.40%, 05/01/35	75,000	75,920
6.05%, 06/01/36	100,000	105,838
6.13%, 07/15/38	100,000	105,785
4.45%, 11/16/38 (a)	175,000	157,524
5.70%, 04/15/40	100,000	101,810
4.88%, 10/15/40 (d)	150,000	137,964
4.70%, 12/15/41	100,000	88,749
4.50%, 06/01/42	500,000	432,790
4.80%, 12/15/43 (a)	50,000	44,158
4.15%, 05/15/45 (a)	175,000	140,389
3.75%, 11/01/46 (a)	225,000	167,895
4.35%, 04/15/47 (a)	150,000	122,195
4.05%, 05/04/47 (a)	100,000	77,563
4.63%, 11/16/48 (a)	300,000	252,204
3.13%, 07/01/50 (a)	200,000	128,394
2.82%, 09/01/51 (a)	200,000	119,644
3.03%, 03/15/52 (a)	200,000	124,348
5.38%, 02/27/53 (a)	200,000	186,272
6.40%, 03/15/54 (a)	300,000	320,628
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	78,499
3.10%, 05/01/50 (a)	100,000	64,787
Sonoco Products Co.
4.45%, 09/01/26	100,000	99,593
4.60%, 09/01/29 (a)	100,000	98,810
3.13%, 05/01/30 (a)	100,000	91,940
2.85%, 02/01/32 (a)	100,000	86,867
5.00%, 09/01/34 (a)	150,000	142,766
5.75%, 11/01/40 (a)	150,000	145,746
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	103,676
4.25%, 11/15/28 (a)	75,000	74,057
2.30%, 03/15/30 (a)	200,000	176,382
5.20%, 09/01/40	100,000	91,568
4.85%, 11/15/48 (a)	75,000	60,843
2.75%, 11/15/50 (a)	100,000	55,146
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	400,000	377,504
Textron, Inc.
3.38%, 03/01/28 (a)	100,000	96,829
3.00%, 06/01/30 (a)	100,000	91,502
2.45%, 03/15/31 (a)	250,000	218,285
6.10%, 11/15/33 (a)	75,000	78,505
5.50%, 05/15/35 (a)	75,000	74,716
Timken Co.
4.50%, 12/15/28 (a)	100,000	99,342
4.13%, 04/01/32 (a)	100,000	92,113
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	98,269
5.25%, 03/03/33 (a)	200,000	204,296
5.10%, 06/13/34 (a)	100,000	100,027
4.50%, 03/21/49 (a)	75,000	61,502
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	98,161
5.75%, 06/15/43	100,000	98,744
4.30%, 02/21/48 (a)	75,000	59,706
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	87,900
5.25%, 10/01/54 (a)	75,000	65,614
Veralto Corp.
5.50%, 09/18/26 (a)	100,000	101,128
5.35%, 09/18/28 (a)	100,000	102,699
5.45%, 09/18/33 (a)	175,000	177,756
Vontier Corp.
2.95%, 04/01/31 (a)	100,000	88,264
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	148,792
3.50%, 06/01/30 (a)	50,000	47,481
5.35%, 12/01/34 (a)	125,000	126,000
4.50%, 06/15/47 (a)	150,000	123,842
4.70%, 03/01/48 (a)	100,000	84,287
5.70%, 12/01/54 (a)	200,000	192,886
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	99,859
3.50%, 05/01/29 (a)	100,000	96,983
2.60%, 02/01/30 (a)	150,000	137,985
3.20%, 06/01/32 (a)	100,000	90,051
4.20%, 01/15/33 (a)	125,000	119,398
5.00%, 03/01/34 (a)	150,000	149,662
3.05%, 04/01/50 (a)	100,000	64,298
2.95%, 01/15/52 (a)	200,000	123,852
Waste Management, Inc.
4.95%, 07/03/27 (a)	150,000	152,185
3.15%, 11/15/27 (a)	200,000	195,002
1.15%, 03/15/28 (a)	100,000	92,062
4.50%, 03/15/28 (a)	150,000	151,042
3.88%, 01/15/29 (a)(d)	100,000	97,960
4.88%, 02/15/29 (a)	150,000	152,796
4.63%, 02/15/30 (a)	150,000	151,144
4.65%, 03/15/30 (a)	125,000	125,860
1.50%, 03/15/31 (a)	150,000	126,818
4.95%, 07/03/31 (a)	125,000	127,069
4.80%, 03/15/32 (a)	125,000	125,319
4.15%, 04/15/32 (a)	200,000	193,136
4.63%, 02/15/33 (a)	100,000	99,061
4.88%, 02/15/34 (a)	250,000	249,435
4.95%, 03/15/35 (a)	250,000	246,992
2.95%, 06/01/41 (a)	75,000	54,235
4.10%, 03/01/45 (a)	112,000	91,243
4.15%, 07/15/49 (a)	100,000	79,177
2.50%, 11/15/50 (a)	150,000	86,436
5.35%, 10/15/54 (a)	200,000	189,510

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	100,000	98,331
4.70%, 09/15/28 (a)(g)	250,000	250,742
4.90%, 05/29/30 (a)	100,000	100,586
5.61%, 03/11/34 (a)	75,000	76,566
5.50%, 05/29/35 (a)	100,000	100,281
WW Grainger, Inc.
4.45%, 09/15/34 (a)	100,000	96,461
4.60%, 06/15/45 (a)	100,000	86,615
4.20%, 05/15/47 (a)	200,000	159,670
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	98,328
1.95%, 01/30/28 (a)	100,000	94,119
2.25%, 01/30/31 (a)	150,000	131,390
		69,731,867
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	192,788
2.88%, 05/07/30 (a)	200,000	182,880
4.70%, 07/21/32 (a)	200,000	194,856
6.38%, 03/01/35	200,000	214,442
6.13%, 03/30/40	430,000	437,998
4.38%, 07/16/42	200,000	165,102
American Tower Corp.
1.45%, 09/15/26 (a)	50,000	48,068
3.38%, 10/15/26 (a)	150,000	147,759
2.75%, 01/15/27 (a)	150,000	145,724
3.13%, 01/15/27 (a)	130,000	126,877
3.65%, 03/15/27 (a)	150,000	147,666
3.55%, 07/15/27 (a)	175,000	171,453
3.60%, 01/15/28 (a)	100,000	97,744
1.50%, 01/31/28 (a)	100,000	92,473
5.50%, 03/15/28 (a)	100,000	102,322
5.25%, 07/15/28 (a)	100,000	102,010
5.80%, 11/15/28 (a)	150,000	155,817
5.20%, 02/15/29 (a)	75,000	76,407
3.95%, 03/15/29 (a)	100,000	97,429
3.80%, 08/15/29 (a)	350,000	337,848
2.90%, 01/15/30 (a)	150,000	138,549
5.00%, 01/31/30 (a)	100,000	101,174
4.90%, 03/15/30 (a)	100,000	100,584
2.10%, 06/15/30 (a)	100,000	87,972
1.88%, 10/15/30 (a)	150,000	128,877
2.70%, 04/15/31 (a)	100,000	88,605
2.30%, 09/15/31 (a)	200,000	171,440
4.05%, 03/15/32 (a)	150,000	141,695
5.65%, 03/15/33 (a)	150,000	154,186
5.55%, 07/15/33 (a)	200,000	203,608
5.90%, 11/15/33 (a)	150,000	156,495
5.45%, 02/15/34 (a)	175,000	176,960
5.40%, 01/31/35 (a)	100,000	100,805
3.70%, 10/15/49 (a)	100,000	70,671
3.10%, 06/15/50 (a)	200,000	126,648
2.95%, 01/15/51 (a)	150,000	92,010
AppLovin Corp.
5.13%, 12/01/29 (a)	200,000	201,566
5.38%, 12/01/31 (a)	200,000	202,130
5.50%, 12/01/34 (a)	200,000	200,094
5.95%, 12/01/54 (a)	100,000	95,596
AT&T, Inc.
3.80%, 02/15/27 (a)	150,000	148,514
4.25%, 03/01/27 (a)	300,000	299,175
2.30%, 06/01/27 (a)	300,000	287,973
1.65%, 02/01/28 (a)	400,000	372,416
4.10%, 02/15/28 (a)	327,000	324,773
4.35%, 03/01/29 (a)	575,000	572,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 02/15/30 (a)	547,000	541,530
4.70%, 08/15/30 (a)	250,000	250,867
2.75%, 06/01/31 (a)	550,000	492,547
2.25%, 02/01/32 (a)	450,000	382,171
2.55%, 12/01/33 (a)	707,000	581,946
5.40%, 02/15/34 (a)	500,000	507,105
4.50%, 05/15/35 (a)	475,000	446,780
5.25%, 03/01/37 (a)	175,000	171,542
4.90%, 08/15/37 (a)	150,000	141,495
6.30%, 01/15/38	100,000	106,284
6.55%, 02/15/39	75,000	80,726
4.85%, 03/01/39 (a)	200,000	185,064
6.00%, 08/15/40 (a)	50,000	50,454
5.35%, 09/01/40	150,000	142,482
6.38%, 03/01/41	100,000	103,959
3.50%, 06/01/41 (a)	450,000	344,763
5.55%, 08/15/41	75,000	72,476
5.15%, 03/15/42	50,000	45,530
4.30%, 12/15/42 (a)	275,000	227,813
3.10%, 02/01/43 (a)	100,000	70,113
4.65%, 06/01/44 (a)	100,000	84,510
4.80%, 06/15/44 (a)	100,000	85,650
4.35%, 06/15/45 (a)	200,000	162,018
4.85%, 07/15/45 (a)	100,000	86,396
4.75%, 05/15/46 (a)	375,000	320,347
5.15%, 11/15/46 (a)	150,000	135,614
5.65%, 02/15/47 (a)	150,000	144,456
5.45%, 03/01/47 (a)	75,000	69,723
4.50%, 03/09/48 (a)	350,000	283,941
4.55%, 03/09/49 (a)	200,000	162,594
5.15%, 02/15/50 (a)	100,000	88,261
3.65%, 06/01/51 (a)	550,000	382,695
3.30%, 02/01/52 (a)	150,000	96,434
3.50%, 09/15/53 (a)	1,385,000	921,025
3.55%, 09/15/55 (a)	1,373,000	908,693
6.05%, 08/15/56 (a)	250,000	250,981
5.70%, 03/01/57 (a)	75,000	70,339
3.80%, 12/01/57 (a)	1,086,000	744,507
3.65%, 09/15/59 (a)	1,049,000	691,910
3.85%, 06/01/60 (a)	275,000	186,934
3.50%, 02/01/61 (a)	100,000	62,839
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	83,071
5.10%, 05/11/33 (a)	175,000	171,418
5.20%, 02/15/34 (a)	150,000	148,206
4.46%, 04/01/48 (a)	200,000	157,520
4.30%, 07/29/49 (a)	100,000	75,923
5.55%, 02/15/54 (a)	150,000	138,075
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	254,782
9.63%, 12/15/30 (g)	450,000	548,734
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	200,000	203,626
3.75%, 02/15/28 (a)	200,000	195,190
4.20%, 03/15/28 (a)	300,000	296,490
2.25%, 01/15/29 (a)	200,000	182,866
5.05%, 03/30/29 (a)	200,000	200,870
6.10%, 06/01/29 (a)	250,000	260,315
2.80%, 04/01/31 (a)	300,000	263,247
2.30%, 02/01/32 (a)	200,000	164,816
4.40%, 04/01/33 (a)	150,000	138,290
6.65%, 02/01/34 (a)	150,000	157,597
6.55%, 06/01/34 (a)	300,000	313,860
6.38%, 10/23/35 (a)	330,000	339,174
5.38%, 04/01/38 (a)	150,000	138,188
3.50%, 06/01/41 (a)	300,000	210,936
3.50%, 03/01/42 (a)	250,000	172,992

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.48%, 10/23/45 (a)	600,000	577,602
5.38%, 05/01/47 (a)	450,000	378,135
5.75%, 04/01/48 (a)	475,000	416,983
5.13%, 07/01/49 (a)	200,000	161,030
4.80%, 03/01/50 (a)	500,000	387,145
3.70%, 04/01/51 (a)	375,000	240,877
3.90%, 06/01/52 (a)	500,000	330,000
5.25%, 04/01/53 (a)	250,000	205,877
6.83%, 10/23/55 (a)	100,000	99,571
3.85%, 04/01/61 (a)	375,000	231,052
4.40%, 12/01/61 (a)	250,000	168,827
3.95%, 06/30/62 (a)	250,000	155,150
5.50%, 04/01/63 (a)	200,000	163,794
Comcast Corp.
2.35%, 01/15/27 (a)	200,000	193,842
3.30%, 02/01/27 (a)	250,000	245,902
3.30%, 04/01/27 (a)	200,000	196,408
5.35%, 11/15/27 (a)	150,000	153,666
3.15%, 02/15/28 (a)	350,000	339,699
3.55%, 05/01/28 (a)	200,000	195,948
4.15%, 10/15/28 (a)	750,000	745,620
4.55%, 01/15/29 (a)	200,000	201,364
5.10%, 06/01/29 (a)	150,000	153,940
2.65%, 02/01/30 (a)	300,000	276,603
3.40%, 04/01/30 (a)	250,000	237,560
4.25%, 10/15/30 (a)	300,000	295,776
1.95%, 01/15/31 (a)	300,000	259,806
1.50%, 02/15/31 (a)	200,000	168,572
4.95%, 05/15/32 (a)	100,000	100,596
5.50%, 11/15/32 (a)	200,000	207,520
4.25%, 01/15/33	325,000	309,364
4.65%, 02/15/33 (a)	200,000	196,054
7.05%, 03/15/33	150,000	169,000
4.80%, 05/15/33 (a)	200,000	196,730
5.30%, 06/01/34 (a)	100,000	100,916
4.20%, 08/15/34 (a)	250,000	232,672
5.30%, 05/15/35 (a)	200,000	200,644
5.65%, 06/15/35	100,000	103,108
4.40%, 08/15/35 (a)	100,000	93,398
6.50%, 11/15/35	145,000	158,818
3.20%, 07/15/36 (a)	175,000	143,689
6.45%, 03/15/37	100,000	107,854
6.95%, 08/15/37	100,000	112,247
3.90%, 03/01/38 (a)	250,000	211,850
4.60%, 10/15/38 (a)	200,000	181,408
6.55%, 07/01/39	50,000	54,496
3.25%, 11/01/39 (a)	200,000	152,940
3.75%, 04/01/40 (a)	275,000	222,882
4.65%, 07/15/42	100,000	86,778
4.75%, 03/01/44	50,000	43,329
4.60%, 08/15/45 (a)	100,000	84,569
3.40%, 07/15/46 (a)	275,000	190,825
4.00%, 08/15/47 (a)	150,000	113,256
3.97%, 11/01/47 (a)	375,000	281,464
4.00%, 03/01/48 (a)	200,000	150,574
4.70%, 10/15/48 (a)	375,000	315,225
4.00%, 11/01/49 (a)	400,000	297,200
3.45%, 02/01/50 (a)	300,000	201,879
2.80%, 01/15/51 (a)	350,000	205,264
2.89%, 11/01/51 (a)	944,000	561,822
2.45%, 08/15/52 (a)	300,000	159,315
4.05%, 11/01/52 (a)	202,000	148,838
5.35%, 05/15/53 (a)	275,000	249,450
5.65%, 06/01/54 (a)	250,000	237,482
6.05%, 05/15/55 (a)	200,000	200,000
2.94%, 11/01/56 (a)	1,076,000	614,988
4.95%, 10/15/58 (a)	225,000	188,525
2.65%, 08/15/62 (a)	200,000	101,830
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.99%, 11/01/63 (a)	764,000	421,392
5.50%, 05/15/64 (a)	250,000	227,780
Crown Castle, Inc.
3.70%, 06/15/26 (a)	100,000	98,934
1.05%, 07/15/26 (a)	150,000	143,889
4.00%, 03/01/27 (a)	100,000	98,919
2.90%, 03/15/27 (a)	200,000	194,014
3.65%, 09/01/27 (a)	200,000	195,436
5.00%, 01/11/28 (a)	200,000	201,274
3.80%, 02/15/28 (a)	150,000	146,564
4.80%, 09/01/28 (a)	200,000	200,018
4.30%, 02/15/29 (a)	100,000	98,148
4.90%, 09/01/29 (a)	100,000	100,232
3.10%, 11/15/29 (a)	100,000	93,148
3.30%, 07/01/30 (a)	150,000	138,758
2.25%, 01/15/31 (a)	200,000	172,254
2.10%, 04/01/31 (a)	200,000	169,180
2.50%, 07/15/31 (a)	150,000	128,849
5.10%, 05/01/33 (a)	150,000	147,033
5.80%, 03/01/34 (a)	200,000	204,136
5.20%, 09/01/34 (a)	100,000	97,661
2.90%, 04/01/41 (a)	250,000	174,347
4.75%, 05/15/47 (a)	100,000	83,156
5.20%, 02/15/49 (a)	50,000	43,434
4.00%, 11/15/49 (a)	75,000	54,148
4.15%, 07/01/50 (a)	50,000	37,028
3.25%, 01/15/51 (a)	200,000	126,370
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	600,000	703,968
9.25%, 06/01/32	150,000	186,264
Discovery Communications LLC
3.95%, 03/20/28 (a)	250,000	238,730
4.13%, 05/15/29 (a)	150,000	139,565
3.63%, 05/15/30 (a)	200,000	176,930
5.00%, 09/20/37 (a)	150,000	118,268
6.35%, 06/01/40	150,000	128,382
5.20%, 09/20/47 (a)	160,000	111,835
4.00%, 09/15/55 (a)	75,000	41,265
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	85,860
2.95%, 02/15/51 (a)	125,000	76,151
Fox Corp.
4.71%, 01/25/29 (a)	400,000	401,080
3.50%, 04/08/30 (a)	100,000	94,746
6.50%, 10/13/33 (a)	200,000	214,210
5.48%, 01/25/39 (a)	200,000	191,426
5.58%, 01/25/49 (a)	300,000	275,373
Grupo Televisa SAB
6.63%, 01/15/40	200,000	177,166
5.00%, 05/13/45 (a)	300,000	202,020
6.13%, 01/31/46 (a)	200,000	155,252
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	100,137
4.75%, 03/30/30 (a)	100,000	100,420
2.40%, 03/01/31 (a)	100,000	88,019
5.38%, 06/15/33 (a)	100,000	99,757
3.38%, 03/01/41 (a)	100,000	72,439
5.40%, 10/01/48 (a)	100,000	89,849
Koninklijke KPN NV
8.38%, 10/01/30	100,000	116,597
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	444,415
4.60%, 05/15/28 (a)	250,000	254,122
4.30%, 08/15/29 (a)	200,000	200,868
4.80%, 05/15/30 (a)	200,000	204,858
4.55%, 08/15/31 (a)	200,000	200,934
3.85%, 08/15/32 (a)	600,000	570,072

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 05/15/33 (a)	300,000	303,333
4.75%, 08/15/34 (a)	400,000	396,056
4.45%, 08/15/52 (a)	500,000	413,900
5.60%, 05/15/53 (a)	500,000	489,705
5.40%, 08/15/54 (a)	600,000	570,900
4.65%, 08/15/62 (a)	250,000	206,595
5.75%, 05/15/63 (a)	300,000	297,108
5.55%, 08/15/64 (a)	500,000	479,020
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	80,165
5.95%, 04/01/41	100,000	101,021
4.45%, 01/15/43	130,000	109,178
Netflix, Inc.
4.38%, 11/15/26	175,000	175,336
4.88%, 04/15/28	275,000	279,496
5.88%, 11/15/28	325,000	341,035
6.38%, 05/15/29	225,000	241,060
4.90%, 08/15/34 (a)	150,000	150,555
5.40%, 08/15/54 (a)	150,000	144,413
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	90,247
4.20%, 06/01/30 (a)	100,000	97,918
2.60%, 08/01/31 (a)	150,000	131,693
5.30%, 11/01/34 (a)	100,000	99,279
Orange SA
9.00%, 03/01/31	475,000	574,104
5.38%, 01/13/42	150,000	142,340
5.50%, 02/06/44 (a)	150,000	144,044
Paramount Global
2.90%, 01/15/27 (a)	150,000	145,568
3.38%, 02/15/28 (a)	150,000	144,362
3.70%, 06/01/28 (a)	100,000	96,692
4.20%, 06/01/29 (a)	100,000	96,685
7.88%, 07/30/30	125,000	137,819
4.95%, 01/15/31 (a)	300,000	290,715
4.20%, 05/19/32 (a)	150,000	135,173
6.88%, 04/30/36	150,000	152,833
5.90%, 10/15/40 (a)	50,000	44,588
4.85%, 07/01/42 (a)	75,000	58,597
4.38%, 03/15/43	250,000	182,525
5.85%, 09/01/43 (a)	250,000	214,970
5.25%, 04/01/44 (a)	100,000	77,030
4.90%, 08/15/44 (a)	95,000	71,047
4.60%, 01/15/45 (a)	130,000	95,676
4.95%, 05/19/50 (a)	200,000	151,068
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	150,000	146,241
3.20%, 03/15/27 (a)	250,000	244,517
5.00%, 02/15/29 (a)	200,000	201,562
3.80%, 03/15/32 (a)	400,000	366,884
5.30%, 02/15/34 (a)	200,000	197,032
7.50%, 08/15/38	50,000	56,758
4.50%, 03/15/42 (a)	150,000	125,243
4.50%, 03/15/43 (a)	100,000	82,360
5.45%, 10/01/43 (a)	100,000	92,126
5.00%, 03/15/44 (a)	180,000	156,827
4.30%, 02/15/48 (a)	150,000	117,527
4.35%, 05/01/49 (a)	250,000	195,402
3.70%, 11/15/49 (a)	225,000	158,098
4.55%, 03/15/52 (a)	350,000	274,774
Sprint Capital Corp.
6.88%, 11/15/28	500,000	535,030
8.75%, 03/15/32	375,000	449,452
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	150,000	147,650
4.95%, 03/28/28 (a)	150,000	151,619
5.40%, 06/12/29 (a)	75,000	76,634
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/14/32 (a)	50,000	46,705
5.60%, 06/12/34 (a)	75,000	76,069
TCI Communications, Inc.
7.13%, 02/15/28	30,000	31,983
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	297,948
7.05%, 06/20/36	365,000	399,489
4.67%, 03/06/38	150,000	132,741
5.21%, 03/08/47	450,000	388,552
4.90%, 03/06/48	150,000	123,252
5.52%, 03/01/49 (a)	300,000	267,762
Telefonica Europe BV
8.25%, 09/15/30	100,000	115,315
TELUS Corp.
3.70%, 09/15/27 (a)	150,000	147,153
3.40%, 05/13/32 (a)	150,000	133,964
4.60%, 11/16/48 (a)	100,000	79,885
4.30%, 06/15/49 (a)	150,000	112,755
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	229,852
Time Warner Cable LLC
6.55%, 05/01/37	325,000	327,054
7.30%, 07/01/38	300,000	319,422
6.75%, 06/15/39	250,000	252,887
5.88%, 11/15/40 (a)	224,000	209,335
5.50%, 09/01/41 (a)	250,000	219,882
4.50%, 09/15/42 (a)	200,000	153,834
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	775,000	765,142
5.38%, 04/15/27 (a)	150,000	150,066
4.75%, 02/01/28 (a)	300,000	300,171
2.05%, 02/15/28 (a)	300,000	282,018
4.95%, 03/15/28 (a)	150,000	152,241
4.80%, 07/15/28 (a)	150,000	151,599
4.85%, 01/15/29 (a)	200,000	202,002
2.63%, 02/15/29 (a)	150,000	139,763
2.40%, 03/15/29 (a)	100,000	92,425
3.38%, 04/15/29 (a)	400,000	381,812
4.20%, 10/01/29 (a)	150,000	147,836
3.88%, 04/15/30 (a)	1,350,000	1,302,709
2.55%, 02/15/31 (a)	500,000	443,190
2.88%, 02/15/31 (a)	200,000	180,218
3.50%, 04/15/31 (a)	500,000	464,915
2.25%, 11/15/31 (a)	200,000	171,536
2.70%, 03/15/32 (a)	200,000	173,892
5.13%, 05/15/32 (a)	200,000	201,882
5.20%, 01/15/33 (a)	200,000	200,852
5.05%, 07/15/33 (a)	450,000	446,629
5.75%, 01/15/34 (a)	225,000	233,334
5.15%, 04/15/34 (a)	250,000	249,630
4.70%, 01/15/35 (a)	200,000	191,260
4.38%, 04/15/40 (a)	350,000	303,894
3.00%, 02/15/41 (a)	450,000	322,317
4.50%, 04/15/50 (a)	600,000	484,374
3.30%, 02/15/51 (a)	550,000	358,072
3.40%, 10/15/52 (a)	500,000	327,275
5.65%, 01/15/53 (a)	300,000	284,313
5.75%, 01/15/54 (a)	200,000	192,032
6.00%, 06/15/54 (a)	175,000	174,230
5.50%, 01/15/55 (a)	150,000	138,872
5.25%, 06/15/55 (a)	200,000	178,308
5.88%, 11/15/55 (a)	200,000	195,334
3.60%, 11/15/60 (a)	300,000	195,081
5.80%, 09/15/62 (a)	150,000	143,747
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	250,000	243,377
2.95%, 06/15/27	200,000	195,684

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 03/01/32	100,000	113,461
4.38%, 08/16/41	100,000	86,265
4.13%, 12/01/41	150,000	124,775
4.13%, 06/01/44	250,000	203,665
3.00%, 07/30/46	100,000	65,981
Verizon Communications, Inc.
4.13%, 03/16/27	550,000	547,921
3.00%, 03/22/27 (a)	150,000	146,402
2.10%, 03/22/28 (a)	400,000	376,396
4.33%, 09/21/28	700,000	698,894
3.88%, 02/08/29 (a)	200,000	196,140
4.02%, 12/03/29 (a)	700,000	685,440
3.15%, 03/22/30 (a)	250,000	234,595
1.50%, 09/18/30 (a)	250,000	213,382
1.68%, 10/30/30 (a)	192,000	164,569
7.75%, 12/01/30	102,000	116,816
1.75%, 01/20/31 (a)	400,000	341,304
2.55%, 03/21/31 (a)	700,000	620,298
2.36%, 03/15/32 (a)	913,000	778,908
5.05%, 05/09/33 (a)	175,000	175,248
4.50%, 08/10/33	400,000	383,784
6.40%, 09/15/33	100,000	108,257
4.40%, 11/01/34 (a)	330,000	309,504
4.78%, 02/15/35 (a)	430,000	414,331
5.25%, 04/02/35 (a)	400,000	398,352
5.85%, 09/15/35	75,000	77,888
4.27%, 01/15/36	205,000	186,624
5.25%, 03/16/37	200,000	196,522
4.81%, 03/15/39	200,000	184,788
2.65%, 11/20/40 (a)	575,000	397,285
3.40%, 03/22/41 (a)	725,000	548,948
2.85%, 09/03/41 (a)	250,000	173,537
4.75%, 11/01/41	75,000	66,631
3.85%, 11/01/42 (a)	100,000	78,559
6.55%, 09/15/43	175,000	189,068
4.13%, 08/15/46	200,000	157,202
4.86%, 08/21/46	400,000	349,560
5.50%, 03/16/47	100,000	94,971
4.52%, 09/15/48	250,000	206,440
5.01%, 04/15/49	100,000	89,785
4.00%, 03/22/50 (a)	275,000	205,131
2.88%, 11/20/50 (a)	500,000	303,825
3.55%, 03/22/51 (a)	125,000	87,441
3.88%, 03/01/52 (a)	150,000	109,028
5.50%, 02/23/54 (a)	200,000	190,182
5.01%, 08/21/54	175,000	153,244
4.67%, 03/15/55	720,000	593,741
2.99%, 10/30/56 (a)	650,000	380,841
3.00%, 11/20/60 (a)	350,000	200,868
3.70%, 03/22/61 (a)	625,000	420,944
Vodafone Group PLC
4.38%, 05/30/28	100,000	101,060
7.88%, 02/15/30	150,000	171,498
6.25%, 11/30/32	100,000	107,259
6.15%, 02/27/37	150,000	158,353
5.00%, 05/30/38	100,000	94,568
4.38%, 02/19/43	100,000	83,630
5.25%, 05/30/48	275,000	247,635
4.88%, 06/19/49	300,000	251,616
4.25%, 09/17/50	250,000	189,050
5.63%, 02/10/53 (a)	150,000	137,721
5.75%, 06/28/54 (a)	400,000	374,112
5.13%, 06/19/59	100,000	84,362
5.75%, 02/10/63 (a)	100,000	91,132
5.88%, 06/28/64 (a)	225,000	210,427
Walt Disney Co.
3.38%, 11/15/26 (a)	50,000	49,431
3.70%, 03/23/27	100,000	99,643
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 01/13/28	200,000	191,186
2.00%, 09/01/29 (a)	350,000	319,343
3.80%, 03/22/30	200,000	195,630
2.65%, 01/13/31	450,000	410,148
6.55%, 03/15/33	100,000	111,632
6.20%, 12/15/34	150,000	165,135
6.40%, 12/15/35	130,000	144,368
6.15%, 03/01/37	50,000	53,646
6.65%, 11/15/37	200,000	225,362
4.63%, 03/23/40 (a)	100,000	93,341
3.50%, 05/13/40 (a)	350,000	281,449
6.15%, 02/15/41	100,000	105,414
5.40%, 10/01/43	50,000	49,007
4.75%, 09/15/44 (a)	150,000	133,121
4.95%, 10/15/45 (a)	100,000	90,221
7.75%, 12/01/45	75,000	92,050
4.75%, 11/15/46 (a)	100,000	87,428
2.75%, 09/01/49 (a)	350,000	215,176
4.70%, 03/23/50 (a)	300,000	260,922
3.60%, 01/13/51 (a)	550,000	395,774
3.80%, 05/13/60 (a)	250,000	176,845
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	800,000	775,800
4.05%, 03/15/29 (a)	250,000	232,997
4.28%, 03/15/32 (a)	800,000	679,952
5.05%, 03/15/42 (a)	800,000	576,288
5.14%, 03/15/52 (a)	1,300,000	843,219
5.39%, 03/15/62 (a)	550,000	353,804
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	185,260
		98,412,143
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	488,485
4.88%, 05/26/30 (a)(d)	250,000	254,010
2.13%, 02/09/31 (a)	200,000	176,032
4.50%, 11/28/34 (a)	200,000	190,712
5.25%, 05/26/35 (a)(d)	250,000	250,085
4.00%, 12/06/37 (a)	200,000	174,508
2.70%, 02/09/41 (a)	250,000	171,800
4.20%, 12/06/47 (a)	200,000	159,124
3.15%, 02/09/51 (a)	300,000	193,257
4.40%, 12/06/57 (a)	200,000	157,994
3.25%, 02/09/61 (a)	200,000	122,412
Amazon.com, Inc.
3.30%, 04/13/27 (a)	400,000	394,660
1.20%, 06/03/27 (a)	200,000	189,046
3.15%, 08/22/27 (a)	675,000	661,520
4.55%, 12/01/27 (a)	350,000	353,878
1.65%, 05/12/28 (a)	400,000	374,088
3.45%, 04/13/29 (a)	250,000	244,655
4.65%, 12/01/29 (a)	350,000	356,674
1.50%, 06/03/30 (a)	250,000	219,255
2.10%, 05/12/31 (a)	525,000	462,604
3.60%, 04/13/32 (a)	450,000	426,244
4.70%, 12/01/32 (a)	400,000	403,836
4.80%, 12/05/34 (a)	125,000	126,098
3.88%, 08/22/37 (a)	500,000	445,460
2.88%, 05/12/41 (a)	675,000	495,895
4.95%, 12/05/44 (a)	180,000	170,698
4.05%, 08/22/47 (a)	650,000	528,859
2.50%, 06/03/50 (a)	475,000	279,433
3.10%, 05/12/51 (a)	650,000	430,469
3.95%, 04/13/52 (a)	450,000	348,471
4.25%, 08/22/57 (a)	400,000	320,480
2.70%, 06/03/60 (a)	375,000	210,465

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 05/12/61 (a)	375,000	239,059
4.10%, 04/13/62 (a)	275,000	210,540
American Honda Finance Corp.
5.25%, 07/07/26	200,000	201,518
1.30%, 09/09/26	150,000	143,991
2.30%, 09/09/26	200,000	194,446
2.35%, 01/08/27	50,000	48,323
4.90%, 03/12/27	150,000	150,960
4.90%, 07/09/27	150,000	151,060
4.45%, 10/22/27	150,000	149,683
4.70%, 01/12/28	100,000	100,465
3.50%, 02/15/28	100,000	97,381
4.55%, 03/03/28	125,000	125,106
2.00%, 03/24/28	250,000	233,500
5.13%, 07/07/28	200,000	203,294
5.65%, 11/15/28	150,000	155,023
4.90%, 03/13/29	150,000	151,287
4.40%, 09/05/29	150,000	148,449
4.60%, 04/17/30	200,000	198,714
5.85%, 10/04/30	100,000	104,691
5.05%, 07/10/31	150,000	150,906
4.85%, 10/23/31	125,000	123,954
4.90%, 01/10/34	150,000	145,991
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	100,000	97,810
3.25%, 03/01/32 (a)	200,000	175,746
5.15%, 09/13/34 (a)	200,000	189,270
3.10%, 12/01/51 (a)	250,000	143,463
4.15%, 05/01/52 (a)	200,000	137,964
5.75%, 09/13/54 (a)	200,000	172,876
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	73,280
1.95%, 08/01/28 (a)	75,000	68,978
4.75%, 06/01/30 (a)	100,000	98,439
2.40%, 08/01/31 (a)	100,000	84,513
3.85%, 03/01/32 (a)	150,000	135,678
5.89%, 03/15/35 (a)	100,000	99,481
AutoZone, Inc.
5.05%, 07/15/26	100,000	100,553
3.75%, 06/01/27 (a)	50,000	49,388
4.50%, 02/01/28 (a)	100,000	100,305
6.25%, 11/01/28 (a)	75,000	79,246
3.75%, 04/18/29 (a)	150,000	145,554
5.10%, 07/15/29 (a)	100,000	101,933
4.00%, 04/15/30 (a)	150,000	145,538
1.65%, 01/15/31 (a)	150,000	127,152
4.75%, 08/01/32 (a)	150,000	147,297
4.75%, 02/01/33 (a)	100,000	97,292
5.20%, 08/01/33 (a)	75,000	75,150
6.55%, 11/01/33 (a)	100,000	108,783
5.40%, 07/15/34 (a)	125,000	126,098
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	99,986
1.95%, 10/01/30 (a)	150,000	128,864
Block Financial LLC
3.88%, 08/15/30 (a)	150,000	141,299
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	148,876
3.55%, 03/15/28 (a)	100,000	97,946
4.63%, 04/13/30 (a)	250,000	251,385
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	192,170
4.95%, 08/15/29 (a)	75,000	75,367
5.40%, 08/15/34 (a)	100,000	99,719
4.38%, 03/15/45 (a)	100,000	79,836
California Endowment
2.50%, 04/01/51 (a)	50,000	28,735
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CBRE Services, Inc.
5.50%, 04/01/29 (a)	100,000	102,818
2.50%, 04/01/31 (a)	100,000	87,400
5.95%, 08/15/34 (a)	150,000	155,073
5.50%, 06/15/35 (a)	100,000	98,608
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	93,592
3.70%, 01/15/31 (a)	100,000	91,219
5.85%, 08/01/34 (a)	100,000	98,541
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	294,354
1.38%, 06/20/27 (a)	250,000	237,100
1.60%, 04/20/30 (a)	100,000	88,390
1.75%, 04/20/32 (a)	200,000	168,798
Cummins, Inc.
4.25%, 05/09/28 (a)	100,000	100,187
4.90%, 02/20/29 (a)	100,000	102,084
1.50%, 09/01/30 (a)	150,000	129,329
4.70%, 02/15/31 (a)	100,000	99,702
5.15%, 02/20/34 (a)	150,000	151,191
5.30%, 05/09/35 (a)	200,000	199,810
4.88%, 10/01/43 (a)	50,000	45,770
2.60%, 09/01/50 (a)	150,000	86,706
5.45%, 02/20/54 (a)	150,000	141,404
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	98,719
4.35%, 10/15/27 (a)	75,000	74,724
6.30%, 10/10/33 (a)	100,000	105,977
4.55%, 02/15/48 (a)	50,000	39,781
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	88,062
4.10%, 01/15/52 (a)	200,000	137,410
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	98,637
4.63%, 11/01/27 (a)	100,000	100,037
4.13%, 05/01/28 (a)	100,000	98,667
5.20%, 07/05/28 (a)	100,000	101,390
3.50%, 04/03/30 (a)	200,000	187,292
5.00%, 11/01/32 (a)	150,000	147,604
5.45%, 07/05/33 (a)	200,000	200,852
4.13%, 04/03/50 (a)	100,000	72,367
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	245,977
2.65%, 12/01/31 (a)	100,000	86,595
3.38%, 12/01/51 (a)	100,000	60,558
DR Horton, Inc.
1.30%, 10/15/26 (a)	100,000	95,823
1.40%, 10/15/27 (a)	150,000	139,776
5.00%, 10/15/34 (a)	125,000	121,809
5.50%, 10/15/35 (a)	125,000	125,143
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	147,786
2.70%, 03/11/30 (a)	200,000	183,752
2.60%, 05/10/31 (a)	150,000	132,915
6.30%, 11/22/32 (a)	150,000	161,506
4.00%, 07/15/42 (a)	150,000	118,469
3.65%, 05/10/51 (a)	200,000	139,294
Expedia Group, Inc.
4.63%, 08/01/27 (a)	100,000	100,058
3.80%, 02/15/28 (a)	200,000	195,862
3.25%, 02/15/30 (a)	200,000	186,580
2.95%, 03/15/31 (a)	150,000	134,796
5.40%, 02/15/35 (a)	175,000	172,762
Ford Foundation
2.42%, 06/01/50 (a)	125,000	71,389

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	241,685
6.63%, 10/01/28	75,000	78,196
9.63%, 04/22/30 (a)	100,000	113,572
7.45%, 07/16/31	175,000	186,107
3.25%, 02/12/32 (a)	500,000	413,170
6.10%, 08/19/32 (a)	300,000	293,151
4.75%, 01/15/43	400,000	300,708
7.40%, 11/01/46	50,000	50,859
5.29%, 12/08/46 (a)	200,000	157,890
Ford Motor Credit Co. LLC
6.95%, 06/10/26 (a)	200,000	202,374
4.54%, 08/01/26 (a)	200,000	197,226
2.70%, 08/10/26 (a)	230,000	222,444
5.13%, 11/05/26	200,000	198,334
4.27%, 01/09/27 (a)	200,000	195,654
5.80%, 03/05/27 (a)	200,000	199,844
5.85%, 05/17/27 (a)	250,000	249,715
4.95%, 05/28/27 (a)	245,000	241,308
4.13%, 08/17/27 (a)	200,000	192,998
3.82%, 11/02/27 (a)	200,000	190,834
7.35%, 11/04/27 (a)	250,000	257,372
2.90%, 02/16/28 (a)	200,000	185,258
5.92%, 03/20/28 (a)	200,000	200,330
6.80%, 05/12/28 (a)	250,000	255,387
6.80%, 11/07/28 (a)	225,000	229,934
2.90%, 02/10/29 (a)	200,000	179,222
5.80%, 03/08/29 (a)	300,000	296,139
5.11%, 05/03/29 (a)	225,000	216,477
5.30%, 09/06/29 (a)	200,000	193,644
5.88%, 11/07/29 (a)	200,000	197,620
7.35%, 03/06/30 (a)	200,000	208,460
7.20%, 06/10/30 (a)	200,000	207,538
4.00%, 11/13/30 (a)	425,000	378,930
6.05%, 03/05/31 (a)	200,000	196,194
3.63%, 06/17/31 (a)	200,000	172,306
6.05%, 11/05/31 (a)	200,000	194,944
7.12%, 11/07/33 (a)	225,000	228,791
6.13%, 03/08/34 (a)	400,000	380,548
6.50%, 02/07/35 (a)	200,000	195,300
General Motors Co.
4.20%, 10/01/27 (a)	150,000	147,570
6.80%, 10/01/27 (a)	200,000	207,428
5.35%, 04/15/28 (a)	100,000	100,888
5.00%, 10/01/28 (a)	150,000	150,192
5.40%, 10/15/29 (a)	200,000	201,570
5.63%, 04/15/30 (a)	100,000	100,895
5.60%, 10/15/32 (a)	200,000	199,238
5.00%, 04/01/35	175,000	161,817
6.25%, 04/15/35 (a)	100,000	101,297
6.60%, 04/01/36 (a)	200,000	206,600
5.15%, 04/01/38 (a)	175,000	158,174
6.25%, 10/02/43	250,000	238,007
5.20%, 04/01/45	250,000	207,915
6.75%, 04/01/46 (a)	125,000	124,660
5.40%, 04/01/48 (a)	150,000	126,464
5.95%, 04/01/49 (a)	200,000	180,518
General Motors Financial Co., Inc.
1.50%, 06/10/26 (a)	250,000	241,595
4.00%, 10/06/26 (a)	100,000	98,880
4.35%, 01/17/27 (a)	200,000	198,240
2.35%, 02/26/27 (a)	150,000	143,565
5.00%, 04/09/27 (a)	300,000	300,480
5.40%, 05/08/27	250,000	252,277
5.35%, 07/15/27	175,000	176,365
2.70%, 08/20/27 (a)	200,000	190,490
3.85%, 01/05/28 (a)	150,000	145,776
6.00%, 01/09/28 (a)	200,000	205,050
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 04/04/28	250,000	250,730
2.40%, 04/10/28 (a)	175,000	163,268
5.80%, 06/23/28 (a)	300,000	306,459
2.40%, 10/15/28 (a)	250,000	230,190
5.80%, 01/07/29 (a)	250,000	255,522
5.65%, 01/17/29 (a)	100,000	101,411
4.30%, 04/06/29 (a)	250,000	242,392
5.55%, 07/15/29 (a)	200,000	202,190
4.90%, 10/06/29 (a)	200,000	197,192
5.35%, 01/07/30 (a)	200,000	200,290
5.85%, 04/06/30 (a)	200,000	204,460
3.60%, 06/21/30 (a)	200,000	184,318
2.35%, 01/08/31 (a)	200,000	170,464
5.75%, 02/08/31 (a)	200,000	202,454
2.70%, 06/10/31 (a)	200,000	171,542
5.60%, 06/18/31 (a)	150,000	150,571
3.10%, 01/12/32 (a)	250,000	215,877
5.63%, 04/04/32 (a)	150,000	149,014
6.40%, 01/09/33 (a)	200,000	206,654
6.10%, 01/07/34 (a)	250,000	251,565
5.95%, 04/04/34 (a)	200,000	198,800
5.45%, 09/06/34 (a)	150,000	143,759
5.90%, 01/07/35 (a)	200,000	197,514
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,322
4.95%, 08/15/29 (a)	150,000	151,429
1.88%, 11/01/30 (a)	125,000	106,691
2.75%, 02/01/32 (a)	150,000	128,894
6.88%, 11/01/33 (a)	25,000	27,431
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	100,000	101,923
5.30%, 01/15/29 (a)	100,000	100,396
4.00%, 01/15/30 (a)	100,000	94,570
4.00%, 01/15/31 (a)	200,000	186,160
3.25%, 01/15/32 (a)	100,000	86,687
6.75%, 12/01/33 (a)	75,000	78,839
5.63%, 09/15/34 (a)	150,000	146,622
6.25%, 09/15/54 (a)	75,000	71,207
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	58,815
Home Depot, Inc.
5.15%, 06/25/26	250,000	252,312
2.13%, 09/15/26 (a)	200,000	194,972
4.95%, 09/30/26 (a)	150,000	151,392
2.50%, 04/15/27 (a)	200,000	194,144
2.88%, 04/15/27 (a)	150,000	146,590
4.88%, 06/25/27 (a)	150,000	152,128
2.80%, 09/14/27 (a)	150,000	145,662
0.90%, 03/15/28 (a)	75,000	68,687
1.50%, 09/15/28 (a)	150,000	137,855
3.90%, 12/06/28 (a)	100,000	99,185
4.90%, 04/15/29 (a)	150,000	153,376
2.95%, 06/15/29 (a)	350,000	332,748
4.75%, 06/25/29 (a)	200,000	203,140
2.70%, 04/15/30 (a)	275,000	254,482
1.38%, 03/15/31 (a)	250,000	209,492
4.85%, 06/25/31 (a)	225,000	228,782
1.88%, 09/15/31 (a)	250,000	213,330
3.25%, 04/15/32 (a)	250,000	228,727
4.50%, 09/15/32 (a)	200,000	198,316
4.95%, 06/25/34 (a)	300,000	300,285
5.88%, 12/16/36	580,000	613,396
3.30%, 04/15/40 (a)	200,000	156,364
5.40%, 09/15/40 (a)	100,000	98,800
5.95%, 04/01/41 (a)	200,000	207,358
4.20%, 04/01/43 (a)	205,000	170,851
4.88%, 02/15/44 (a)	195,000	175,943
4.40%, 03/15/45 (a)	150,000	126,321

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 04/01/46 (a)	250,000	204,527
3.90%, 06/15/47 (a)	200,000	153,762
4.50%, 12/06/48 (a)	300,000	251,280
3.13%, 12/15/49 (a)	200,000	131,014
3.35%, 04/15/50 (a)	250,000	171,262
2.38%, 03/15/51 (a)	250,000	137,275
2.75%, 09/15/51 (a)	150,000	89,340
3.63%, 04/15/52 (a)	300,000	212,712
4.95%, 09/15/52 (a)	225,000	199,701
5.30%, 06/25/54 (a)	250,000	234,095
3.50%, 09/15/56 (a)	200,000	134,958
5.40%, 06/25/64 (a)	150,000	140,045
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	193,418
2.97%, 03/10/32 (a)	150,000	132,605
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	101,753
4.38%, 09/15/28 (a)	150,000	148,101
5.25%, 06/30/29 (a)	100,000	100,822
5.75%, 04/23/30 (a)(e)	100,000	101,897
5.38%, 12/15/31 (a)	100,000	99,213
5.50%, 06/30/34 (a)	100,000	98,275
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	200,000	189,964
4.13%, 01/14/50 (a)	200,000	154,438
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	106,718
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	200,000	195,892
5.90%, 06/01/27 (a)	150,000	152,001
5.63%, 06/15/28 (a)	200,000	200,566
3.90%, 08/08/29 (a)	150,000	140,924
6.00%, 08/15/29 (a)	100,000	101,591
6.20%, 08/15/34 (a)	100,000	99,127
Lear Corp.
3.80%, 09/15/27 (a)	50,000	48,950
4.25%, 05/15/29 (a)	50,000	48,734
3.50%, 05/30/30 (a)	50,000	46,366
2.60%, 01/15/32 (a)	100,000	85,017
5.25%, 05/15/49 (a)	100,000	82,821
3.55%, 01/15/52 (a)	100,000	61,896
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	250,982
5.20%, 07/30/30 (a)	100,000	101,004
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	153,885
6.25%, 06/15/33 (a)	150,000	156,424
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	200,000	196,574
3.10%, 05/03/27 (a)	250,000	244,432
1.30%, 04/15/28 (a)	150,000	137,991
1.70%, 09/15/28 (a)	100,000	91,825
6.50%, 03/15/29	75,000	80,241
3.65%, 04/05/29 (a)	300,000	291,135
4.50%, 04/15/30 (a)	200,000	199,758
1.70%, 10/15/30 (a)	250,000	215,387
2.63%, 04/01/31 (a)	250,000	222,990
3.75%, 04/01/32 (a)	300,000	279,339
5.00%, 04/15/33 (a)	200,000	199,638
5.15%, 07/01/33 (a)	150,000	151,081
5.50%, 10/15/35	75,000	76,804
5.00%, 04/15/40 (a)	100,000	92,461
2.80%, 09/15/41 (a)	200,000	135,812
4.65%, 04/15/42 (a)	95,000	81,516
4.38%, 09/15/45 (a)	100,000	80,317
3.70%, 04/15/46 (a)	225,000	163,262
4.05%, 05/03/47 (a)	250,000	189,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 04/05/49 (a)	100,000	80,329
5.13%, 04/15/50 (a)	100,000	87,169
3.00%, 10/15/50 (a)	300,000	182,634
3.50%, 04/01/51 (a)	50,000	33,219
4.25%, 04/01/52 (a)	300,000	228,300
5.63%, 04/15/53 (a)	300,000	282,279
5.75%, 07/01/53 (a)	75,000	71,425
4.45%, 04/01/62 (a)	250,000	188,220
5.80%, 09/15/62 (a)	200,000	187,772
5.85%, 04/01/63 (a)	100,000	94,911
Magna International, Inc.
2.45%, 06/15/30 (a)	200,000	178,788
5.50%, 03/21/33 (a)	100,000	100,532
5.88%, 06/01/35 (a)	100,000	100,817
Marriott International, Inc.
3.13%, 06/15/26 (a)	150,000	147,759
5.45%, 09/15/26 (a)	100,000	101,048
5.00%, 10/15/27 (a)	150,000	151,974
4.00%, 04/15/28 (a)	100,000	98,610
5.55%, 10/15/28 (a)	125,000	128,935
4.90%, 04/15/29 (a)	150,000	151,365
4.88%, 05/15/29 (a)	100,000	100,828
4.80%, 03/15/30 (a)	100,000	100,263
4.63%, 06/15/30 (a)	200,000	198,624
2.85%, 04/15/31 (a)	200,000	179,042
3.50%, 10/15/32 (a)	350,000	312,809
2.75%, 10/15/33 (a)	100,000	83,137
5.30%, 05/15/34 (a)	200,000	198,664
5.35%, 03/15/35 (a)	175,000	172,812
5.50%, 04/15/37 (a)	275,000	268,845
McDonald's Corp.
3.50%, 03/01/27 (a)	200,000	197,386
3.50%, 07/01/27 (a)	200,000	197,020
3.80%, 04/01/28 (a)	250,000	246,950
4.80%, 08/14/28 (a)	100,000	101,540
5.00%, 05/17/29 (a)	150,000	153,327
2.63%, 09/01/29 (a)	100,000	93,342
2.13%, 03/01/30 (a)	150,000	134,814
3.60%, 07/01/30 (a)	150,000	144,041
4.60%, 09/09/32 (a)	150,000	148,632
4.95%, 08/14/33 (a)	125,000	126,094
5.20%, 05/17/34 (a)	150,000	152,146
4.70%, 12/09/35 (a)	100,000	96,315
6.30%, 10/15/37	200,000	215,668
6.30%, 03/01/38	100,000	107,699
5.70%, 02/01/39	75,000	76,468
4.88%, 07/15/40	100,000	92,121
3.70%, 02/15/42	100,000	77,858
3.63%, 05/01/43	75,000	56,430
4.60%, 05/26/45 (a)	100,000	85,339
4.88%, 12/09/45 (a)	320,000	283,590
4.45%, 03/01/47 (a)	175,000	144,965
4.45%, 09/01/48 (a)	200,000	164,780
3.63%, 09/01/49 (a)	350,000	249,553
4.20%, 04/01/50 (a)	100,000	78,049
5.15%, 09/09/52 (a)	150,000	135,264
5.45%, 08/14/53 (a)	150,000	141,875
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	94,917
2.50%, 01/15/31 (a)	150,000	130,034
6.00%, 01/15/43 (a)	75,000	66,403
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	294,332
Meritage Homes Corp.
5.13%, 06/06/27 (a)	75,000	75,691
Nature Conservancy
3.96%, 03/01/52 (a)	75,000	57,080

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	97,541
2.75%, 03/27/27 (a)	200,000	194,916
2.85%, 03/27/30 (a)	350,000	327,106
3.25%, 03/27/40 (a)	300,000	232,293
3.88%, 11/01/45 (a)	150,000	116,321
3.38%, 11/01/46 (a)	230,000	161,791
3.38%, 03/27/50 (a)	200,000	137,496
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	184,532
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	152,596
3.60%, 09/01/27 (a)	150,000	147,262
4.35%, 06/01/28 (a)	100,000	99,827
4.20%, 04/01/30 (a)	100,000	98,185
1.75%, 03/15/31 (a)	150,000	127,313
4.70%, 06/15/32 (a)	150,000	146,986
5.00%, 08/19/34 (a)	75,000	73,337
PACCAR Financial Corp.
5.20%, 11/09/26	100,000	101,395
4.50%, 11/25/26	150,000	150,816
2.00%, 02/04/27	100,000	96,382
5.00%, 05/13/27	100,000	101,540
4.45%, 08/06/27	100,000	100,686
4.55%, 03/03/28	100,000	100,939
4.60%, 01/31/29	150,000	151,443
4.00%, 09/26/29	100,000	98,702
4.55%, 05/08/30	100,000	100,318
5.00%, 03/22/34	100,000	100,030
PulteGroup, Inc.
7.88%, 06/15/32	200,000	229,010
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	138,362
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	86,933
Rollins, Inc.
5.25%, 02/24/35 (a)(d)	95,000	94,271
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,313
3.70%, 03/15/28 (a)	100,000	96,556
Sands China Ltd.
2.30%, 03/08/27 (a)(e)	200,000	190,532
5.40%, 08/08/28 (a)(e)	300,000	299,484
2.85%, 03/08/29 (a)(e)	200,000	181,488
4.38%, 06/18/30 (a)(e)	200,000	188,364
Starbucks Corp.
2.45%, 06/15/26 (a)	50,000	48,967
4.85%, 02/08/27 (a)	200,000	201,364
2.00%, 03/12/27 (a)	100,000	95,783
3.50%, 03/01/28 (a)	150,000	146,458
4.50%, 05/15/28 (a)	100,000	99,940
4.00%, 11/15/28 (a)	150,000	147,879
3.55%, 08/15/29 (a)	200,000	192,818
2.25%, 03/12/30 (a)	100,000	89,626
4.80%, 05/15/30 (a)	100,000	100,356
2.55%, 11/15/30 (a)	195,000	174,437
4.90%, 02/15/31 (a)	100,000	100,881
3.00%, 02/14/32 (a)	200,000	178,060
4.80%, 02/15/33 (a)	100,000	98,393
5.00%, 02/15/34 (a)	100,000	98,923
5.40%, 05/15/35 (a)	100,000	100,304
4.30%, 06/15/45 (a)	75,000	59,099
3.75%, 12/01/47 (a)	150,000	107,522
4.50%, 11/15/48 (a)	150,000	120,621
4.45%, 08/15/49 (a)	150,000	119,825
3.35%, 03/12/50 (a)	100,000	65,357
3.50%, 11/15/50 (a)	200,000	134,946
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tapestry, Inc.
4.13%, 07/15/27 (a)	100,000	98,916
5.10%, 03/11/30 (a)	150,000	150,109
3.05%, 03/15/32 (a)	75,000	65,521
5.50%, 03/11/35 (a)	150,000	147,214
Target Corp.
1.95%, 01/15/27 (a)	150,000	144,969
3.38%, 04/15/29 (a)	150,000	145,217
2.35%, 02/15/30 (a)	250,000	228,775
2.65%, 09/15/30 (a)	150,000	137,226
4.50%, 09/15/32 (a)	200,000	197,156
4.40%, 01/15/33 (a)	100,000	97,525
4.50%, 09/15/34 (a)	150,000	143,486
6.50%, 10/15/37	100,000	108,913
7.00%, 01/15/38	100,000	114,452
4.00%, 07/01/42	75,000	61,750
3.63%, 04/15/46	100,000	73,386
3.90%, 11/15/47 (a)	300,000	226,896
2.95%, 01/15/52 (a)	100,000	61,778
4.80%, 01/15/53 (a)	200,000	174,036
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	195,186
1.15%, 05/15/28 (a)	150,000	137,769
3.88%, 04/15/30 (a)	100,000	98,048
1.60%, 05/15/31 (a)	100,000	85,147
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,067
4.35%, 02/15/28 (a)	200,000	197,870
Toyota Motor Corp.
5.28%, 07/13/26 (a)	150,000	151,470
5.12%, 07/13/28 (a)	100,000	102,270
3.67%, 07/20/28	150,000	147,786
2.76%, 07/02/29	150,000	141,089
2.36%, 03/25/31 (a)	100,000	88,408
5.12%, 07/13/33 (a)	100,000	101,697
Toyota Motor Credit Corp.
1.13%, 06/18/26	100,000	96,712
4.55%, 08/07/26	150,000	150,354
5.00%, 08/14/26	150,000	151,134
5.40%, 11/20/26	200,000	203,120
4.60%, 01/08/27	100,000	100,563
3.20%, 01/11/27	150,000	147,450
1.90%, 01/13/27	150,000	144,350
5.00%, 03/19/27	150,000	151,884
3.05%, 03/22/27	300,000	293,427
4.50%, 05/14/27	200,000	200,673
1.15%, 08/13/27	100,000	93,535
4.55%, 09/20/27	200,000	200,970
4.35%, 10/08/27	200,000	200,078
5.45%, 11/10/27	100,000	102,640
4.63%, 01/12/28	150,000	151,192
1.90%, 04/06/28	150,000	140,580
5.25%, 09/11/28	100,000	102,754
4.65%, 01/05/29	160,000	161,194
3.65%, 01/08/29	150,000	146,085
5.05%, 05/16/29	150,000	153,274
4.45%, 06/29/29	200,000	200,192
4.55%, 08/09/29	175,000	175,485
4.95%, 01/09/30	100,000	101,600
2.15%, 02/13/30	100,000	89,946
3.38%, 04/01/30	200,000	189,548
4.80%, 05/15/30	100,000	100,687
4.55%, 05/17/30	150,000	149,761
5.55%, 11/20/30	200,000	208,666
1.65%, 01/10/31	100,000	85,235
5.10%, 03/21/31	100,000	101,735
1.90%, 09/12/31	100,000	84,706
4.60%, 10/10/31	150,000	148,786

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 01/13/32	75,000	64,705
4.70%, 01/12/33	100,000	98,994
4.80%, 01/05/34	100,000	98,686
5.35%, 01/09/35	150,000	151,686
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	106,743
5.25%, 05/15/33 (a)	150,000	149,796
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	225,000	222,028
4.80%, 09/15/34 (a)	275,000	265,892
5.35%, 09/15/54 (a)	200,000	182,336
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	250,360
4.95%, 02/15/30 (a)	200,000	198,748
5.13%, 11/15/31 (a)	150,000	148,233
5.13%, 05/15/32 (a)	200,000	196,364
5.75%, 04/01/34 (a)	100,000	100,538
5.63%, 04/01/35 (a)	150,000	148,701
5.63%, 05/15/52 (a)	150,000	134,390
6.13%, 04/01/54 (a)	100,000	96,003
Walmart, Inc.
3.05%, 07/08/26 (a)	200,000	197,698
1.05%, 09/17/26 (a)	200,000	192,502
5.88%, 04/05/27	75,000	77,670
4.10%, 04/28/27	125,000	125,265
3.95%, 09/09/27 (a)	200,000	199,542
3.90%, 04/15/28 (a)	125,000	124,735
3.70%, 06/26/28 (a)	300,000	297,195
1.50%, 09/22/28 (a)	200,000	184,386
3.25%, 07/08/29 (a)	150,000	145,212
2.38%, 09/24/29 (a)	100,000	93,268
7.55%, 02/15/30	100,000	114,371
4.00%, 04/15/30 (a)	100,000	99,550
4.35%, 04/28/30 (a)	175,000	175,714
1.80%, 09/22/31 (a)	350,000	301,602
4.15%, 09/09/32 (a)	200,000	195,974
4.10%, 04/15/33 (a)	250,000	242,577
4.90%, 04/28/35 (a)	275,000	275,212
5.25%, 09/01/35	250,000	260,217
6.50%, 08/15/37	150,000	170,509
6.20%, 04/15/38	175,000	193,970
3.95%, 06/28/38 (a)	100,000	89,687
5.63%, 04/01/40	100,000	105,253
5.00%, 10/25/40	50,000	49,621
5.63%, 04/15/41	100,000	104,062
2.50%, 09/22/41 (a)	200,000	138,334
4.30%, 04/22/44 (a)	100,000	86,802
3.63%, 12/15/47 (a)	50,000	37,944
4.05%, 06/29/48 (a)	350,000	284,543
2.95%, 09/24/49 (a)	150,000	98,054
2.65%, 09/22/51 (a)	250,000	153,405
4.50%, 09/09/52 (a)	200,000	172,156
4.50%, 04/15/53 (a)	250,000	215,225
		89,611,369
Consumer Non-Cyclical 3.6%
Abbott Laboratories
3.75%, 11/30/26 (a)	200,000	199,168
1.15%, 01/30/28 (a)	50,000	46,561
1.40%, 06/30/30 (a)	150,000	130,985
4.75%, 11/30/36 (a)	350,000	342,835
6.15%, 11/30/37	150,000	163,809
6.00%, 04/01/39	100,000	108,381
5.30%, 05/27/40	100,000	100,116
4.75%, 04/15/43 (a)	150,000	139,341
4.90%, 11/30/46 (a)	576,000	533,981
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AbbVie, Inc.
2.95%, 11/21/26 (a)	800,000	784,432
4.80%, 03/15/27 (a)	400,000	403,816
4.65%, 03/15/28 (a)	225,000	227,383
4.25%, 11/14/28 (a)	300,000	300,003
4.80%, 03/15/29 (a)	450,000	456,700
3.20%, 11/21/29 (a)	1,000,000	949,050
4.88%, 03/15/30 (a)	175,000	177,963
4.95%, 03/15/31 (a)	350,000	355,792
5.05%, 03/15/34 (a)	525,000	526,843
4.55%, 03/15/35 (a)	350,000	334,334
5.20%, 03/15/35 (a)	175,000	176,029
4.50%, 05/14/35 (a)	500,000	475,940
4.30%, 05/14/36 (a)	175,000	162,186
4.05%, 11/21/39 (a)	600,000	513,264
4.63%, 10/01/42 (a)	100,000	87,957
4.40%, 11/06/42	525,000	451,841
5.35%, 03/15/44 (a)	150,000	143,906
4.85%, 06/15/44 (a)	200,000	179,832
4.75%, 03/15/45 (a)	161,000	141,976
4.70%, 05/14/45 (a)	550,000	483,301
4.45%, 05/14/46 (a)	350,000	294,010
4.88%, 11/14/48 (a)	300,000	265,521
4.25%, 11/21/49 (a)	1,100,000	882,574
5.40%, 03/15/54 (a)	550,000	522,065
5.60%, 03/15/55 (a)	150,000	146,559
5.50%, 03/15/64 (a)	275,000	261,437
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	75,000	45,193
Adventist Health System
5.43%, 03/01/32 (a)	75,000	74,870
5.76%, 12/01/34 (a)	50,000	49,346
3.63%, 03/01/49 (a)	100,000	65,909
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	49,072
4.27%, 08/15/48 (a)	150,000	118,433
3.39%, 10/15/49 (a)	100,000	69,168
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	98,226
4.20%, 09/09/27 (a)	100,000	99,482
2.75%, 09/15/29 (a)	100,000	92,839
2.10%, 06/04/30 (a)	100,000	88,661
2.30%, 03/12/31 (a)	100,000	87,483
4.75%, 09/09/34 (a)	100,000	96,560
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,287
AHS Hospital Corp.
5.02%, 07/01/45	50,000	45,624
2.78%, 07/01/51 (a)	100,000	60,400
Allina Health System
3.89%, 04/15/49 (a)	100,000	74,112
Altria Group, Inc.
2.63%, 09/16/26 (a)	100,000	97,741
4.88%, 02/04/28 (a)	95,000	95,932
6.20%, 11/01/28 (a)	100,000	105,099
4.80%, 02/14/29 (a)	300,000	301,215
3.40%, 05/06/30 (a)	150,000	140,834
2.45%, 02/04/32 (a)	300,000	254,628
6.88%, 11/01/33 (a)	100,000	109,856
5.63%, 02/06/35 (a)	95,000	95,485
5.80%, 02/14/39 (a)	375,000	371,336
3.40%, 02/04/41 (a)	275,000	199,114
4.25%, 08/09/42	200,000	158,470
4.50%, 05/02/43	100,000	81,316
5.38%, 01/31/44	295,000	272,105
3.88%, 09/16/46 (a)	275,000	197,186
5.95%, 02/14/49 (a)	400,000	389,168

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 05/06/50 (a)	100,000	76,278
3.70%, 02/04/51 (a)	250,000	168,972
4.00%, 02/04/61 (a)	200,000	137,348
Amgen, Inc.
2.60%, 08/19/26 (a)	280,000	274,254
2.20%, 02/21/27 (a)	300,000	289,074
3.20%, 11/02/27 (a)	150,000	145,836
5.15%, 03/02/28 (a)	700,000	712,922
1.65%, 08/15/28 (a)	200,000	183,560
3.00%, 02/22/29 (a)	150,000	142,290
4.05%, 08/18/29 (a)	200,000	195,978
2.45%, 02/21/30 (a)	200,000	181,450
5.25%, 03/02/30 (a)	500,000	512,970
2.30%, 02/25/31 (a)	175,000	153,625
2.00%, 01/15/32 (a)	200,000	168,224
3.35%, 02/22/32 (a)	200,000	182,872
4.20%, 03/01/33 (a)	200,000	189,378
5.25%, 03/02/33 (a)	800,000	807,728
6.38%, 06/01/37	100,000	107,960
6.40%, 02/01/39	50,000	53,170
3.15%, 02/21/40 (a)	350,000	264,887
5.75%, 03/15/40	75,000	75,047
2.80%, 08/15/41 (a)	200,000	141,172
4.95%, 10/01/41	100,000	90,288
5.15%, 11/15/41 (a)	100,000	91,974
5.65%, 06/15/42 (a)	75,000	73,034
5.60%, 03/02/43 (a)	500,000	484,940
4.40%, 05/01/45 (a)	375,000	311,377
4.56%, 06/15/48 (a)	250,000	206,755
3.38%, 02/21/50 (a)	400,000	273,780
4.66%, 06/15/51 (a)	625,000	518,869
3.00%, 01/15/52 (a)	150,000	93,765
4.20%, 02/22/52 (a)	200,000	153,036
4.88%, 03/01/53 (a)	200,000	170,234
5.65%, 03/02/53 (a)	800,000	762,520
2.77%, 09/01/53 (a)	219,000	125,794
4.40%, 02/22/62 (a)	275,000	208,384
5.75%, 03/02/63 (a)	450,000	426,537
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	805,000	773,621
4.90%, 02/01/46 (a)	1,700,000	1,534,233
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	144,269
4.63%, 02/01/44	200,000	177,130
4.90%, 02/01/46 (a)	200,000	180,180
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	800,000	811,352
3.50%, 06/01/30 (a)	300,000	287,502
4.90%, 01/23/31 (a)	100,000	102,033
5.00%, 06/15/34 (a)	200,000	201,562
5.88%, 06/15/35	75,000	79,682
4.38%, 04/15/38 (a)	150,000	136,373
8.20%, 01/15/39	250,000	314,750
5.45%, 01/23/39 (a)	400,000	402,192
8.00%, 11/15/39	150,000	186,651
4.95%, 01/15/42	300,000	278,505
4.60%, 04/15/48 (a)	150,000	129,885
4.44%, 10/06/48 (a)	350,000	291,585
5.55%, 01/23/49 (a)	800,000	785,376
4.75%, 04/15/58 (a)	150,000	127,146
5.80%, 01/23/59 (a)	350,000	349,744
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	195,826
3.25%, 03/27/30 (a)	200,000	189,402
2.90%, 03/01/32 (a)	250,000	222,780
4.50%, 08/15/33 (a)	100,000	96,476
5.38%, 09/15/35	100,000	102,158
4.54%, 03/26/42	100,000	87,790
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/15/47 (a)	50,000	37,000
4.50%, 03/15/49 (a)	100,000	82,946
2.70%, 09/15/51 (a)	100,000	59,244
Ascension Health
2.53%, 11/15/29 (a)	150,000	138,447
3.11%, 11/15/39 (a)	100,000	76,470
3.95%, 11/15/46	150,000	117,605
4.85%, 11/15/53	100,000	87,873
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	300,000	303,213
4.88%, 03/03/28 (a)	200,000	203,788
1.75%, 05/28/28 (a)	250,000	233,230
4.85%, 02/26/29 (a)	200,000	203,446
4.90%, 03/03/30 (a)	150,000	153,034
4.90%, 02/26/31 (a)	200,000	203,900
2.25%, 05/28/31 (a)	150,000	132,299
4.88%, 03/03/33 (a)	50,000	50,280
5.00%, 02/26/34 (a)	300,000	301,932
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	98,102
4.00%, 01/17/29 (a)	150,000	148,747
1.38%, 08/06/30 (a)	250,000	214,682
6.45%, 09/15/37	530,000	585,443
4.00%, 09/18/42	125,000	103,919
4.38%, 11/16/45	100,000	85,120
4.38%, 08/17/48 (a)	150,000	125,789
2.13%, 08/06/50 (a)	50,000	26,820
3.00%, 05/28/51 (a)	200,000	129,686
Banner Health
2.34%, 01/01/30 (a)	100,000	90,899
1.90%, 01/01/31 (a)	100,000	86,566
3.18%, 01/01/50 (a)	100,000	66,198
Baptist Health South Florida Foundation, Inc.
3.12%, 11/15/71 (a)	50,000	27,020
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	98,883
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	196,686
4.70%, 04/02/27 (a)	150,000	150,366
3.56%, 08/15/27 (a)	400,000	391,352
2.26%, 03/25/28 (a)	275,000	258,670
3.46%, 09/06/29 (a)	100,000	95,142
4.91%, 04/02/30 (a)	175,000	176,008
6.34%, 08/02/30 (a)	200,000	213,416
5.83%, 02/20/31 (a)	150,000	156,385
2.73%, 03/25/31 (a)	250,000	222,237
4.74%, 03/16/32 (a)	175,000	171,096
5.35%, 08/15/32 (a)	175,000	176,823
7.75%, 10/19/32 (a)	100,000	114,297
6.42%, 08/02/33 (a)	250,000	268,405
6.00%, 02/20/34 (a)	175,000	182,240
5.63%, 08/15/35 (a)	175,000	175,460
4.39%, 08/15/37 (a)	450,000	395,896
3.73%, 09/25/40 (a)	75,000	57,547
7.08%, 08/02/43 (a)	150,000	162,240
4.54%, 08/15/47 (a)	375,000	296,400
4.76%, 09/06/49 (a)	225,000	180,877
5.28%, 04/02/50 (a)	100,000	86,236
3.98%, 09/25/50 (a)	75,000	52,471
5.65%, 03/16/52 (a)	125,000	112,973
7.08%, 08/02/53 (a)	200,000	217,578
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	199,428
5.93%, 02/02/29 (a)	200,000	208,970
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	90,252

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	126,032
1.92%, 02/01/27 (a)	225,000	215,228
2.27%, 12/01/28 (a)	250,000	230,830
3.95%, 04/01/30 (a)	100,000	96,783
1.73%, 04/01/31 (a)	150,000	126,285
2.54%, 02/01/32 (a)	250,000	214,645
3.50%, 08/15/46 (a)	85,000	58,384
3.13%, 12/01/51 (a)	125,000	77,040
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	74,239
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	86,255
4.19%, 11/15/45 (a)	100,000	81,091
2.84%, 11/15/50 (a)	200,000	122,484
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	293,536
4.69%, 02/13/28 (a)	150,000	150,663
4.87%, 02/08/29 (a)	100,000	100,695
5.08%, 06/07/29 (a)	100,000	101,518
2.82%, 05/20/30 (a)	150,000	137,099
1.96%, 02/11/31 (a)	200,000	171,630
4.30%, 08/22/32 (a)	100,000	95,235
5.11%, 02/08/34 (a)	100,000	98,648
4.69%, 12/15/44 (a)	250,000	211,577
4.67%, 06/06/47 (a)	200,000	166,750
3.79%, 05/20/50 (a)	150,000	107,738
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	50,000	30,324
Biogen, Inc.
2.25%, 05/01/30 (a)	300,000	266,232
5.05%, 01/15/31 (a)	100,000	100,507
5.75%, 05/15/35 (a)	100,000	100,786
5.20%, 09/15/45 (a)	200,000	175,842
3.15%, 05/01/50 (a)	300,000	182,961
3.25%, 02/15/51 (a)	167,000	103,074
6.45%, 05/15/55 (a)	100,000	100,215
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	97,635
3.70%, 03/15/32 (a)	150,000	136,434
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	95,001
Boston Scientific Corp.
2.65%, 06/01/30 (a)	150,000	137,730
6.50%, 11/15/35 (g)	100,000	110,604
4.55%, 03/01/39 (a)	150,000	138,524
7.38%, 01/15/40	75,000	88,637
4.70%, 03/01/49 (a)	150,000	131,355
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)	350,000	345,978
4.90%, 02/22/27 (a)	200,000	202,378
3.25%, 02/27/27	75,000	73,898
1.13%, 11/13/27 (a)	150,000	139,599
3.90%, 02/20/28 (a)	300,000	297,936
4.90%, 02/22/29 (a)	300,000	305,763
3.40%, 07/26/29 (a)	450,000	433,224
1.45%, 11/13/30 (a)	250,000	213,857
5.75%, 02/01/31 (a)	150,000	158,752
5.10%, 02/22/31 (a)	225,000	230,398
2.95%, 03/15/32 (a)	350,000	313,117
5.90%, 11/15/33 (a)	200,000	212,184
5.20%, 02/22/34 (a)	500,000	504,000
4.13%, 06/15/39 (a)	325,000	282,334
2.35%, 11/13/40 (a)	150,000	100,271
3.55%, 03/15/42 (a)	250,000	192,852
3.25%, 08/01/42	100,000	72,989
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 02/22/44 (a)	100,000	97,210
4.50%, 03/01/44 (a)	75,000	64,097
4.63%, 05/15/44 (a)	150,000	129,849
5.00%, 08/15/45 (a)	100,000	90,605
4.35%, 11/15/47 (a)	250,000	203,520
4.55%, 02/20/48 (a)	250,000	209,697
4.25%, 10/26/49 (a)	650,000	512,960
2.55%, 11/13/50 (a)	275,000	155,848
3.70%, 03/15/52 (a)	350,000	248,272
6.25%, 11/15/53 (a)	200,000	208,548
5.55%, 02/22/54 (a)	500,000	475,435
3.90%, 03/15/62 (a)	200,000	139,240
6.40%, 11/15/63 (a)	275,000	289,756
5.65%, 02/22/64 (a)	350,000	332,048
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	148,543
4.00%, 04/15/38 (a)	150,000	129,356
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	101,697
2.40%, 08/18/31 (a)	150,000	123,803
5.10%, 04/01/52 (a)	75,000	55,645
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	150,000	147,745
3.75%, 09/25/27 (a)	150,000	147,706
4.10%, 01/07/28 (a)	75,000	74,471
4.20%, 09/17/29 (a)	150,000	148,147
2.75%, 05/14/31 (a)	150,000	134,291
4.65%, 09/17/34 (a)	150,000	144,498
Campbell's Co.
5.20%, 03/19/27	100,000	101,206
4.15%, 03/15/28 (a)	150,000	148,816
5.20%, 03/21/29 (a)	100,000	101,799
2.38%, 04/24/30 (a)	75,000	67,082
5.40%, 03/21/34 (a)	175,000	174,706
4.75%, 03/23/35 (a)	150,000	141,605
4.80%, 03/15/48 (a)	100,000	85,361
3.13%, 04/24/50 (a)	200,000	126,140
5.25%, 10/13/54 (a)	75,000	66,084
Cardinal Health, Inc.
4.70%, 11/15/26	150,000	150,361
3.41%, 06/15/27 (a)	250,000	245,147
5.13%, 02/15/29 (a)	125,000	127,385
5.00%, 11/15/29 (a)	125,000	126,501
5.45%, 02/15/34 (a)	100,000	101,068
5.35%, 11/15/34 (a)	150,000	149,793
4.50%, 11/15/44 (a)	100,000	81,519
4.90%, 09/15/45 (a)	80,000	68,454
4.37%, 06/15/47 (a)	100,000	79,306
5.75%, 11/15/54 (a)	150,000	143,108
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	32,735
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	97,588
4.63%, 12/15/27 (a)	75,000	75,408
4.85%, 12/15/29 (a)	100,000	100,881
2.80%, 05/15/30 (a)	100,000	91,940
2.70%, 03/15/31 (a)	200,000	178,636
5.13%, 02/15/34 (a)	100,000	99,614
5.15%, 02/15/35 (a)	150,000	148,918
4.25%, 03/01/45 (a)	100,000	79,843
4.30%, 12/15/47 (a)	100,000	78,896
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	85,397
Children's Hospital
2.93%, 07/15/50 (a)	100,000	60,553

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	80,120
2.59%, 02/01/50 (a)	80,000	46,665
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	83,625
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	59,727
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	97,531
5.60%, 11/15/32 (a)	100,000	104,008
3.95%, 08/01/47 (a)	100,000	76,450
5.00%, 06/15/52 (a)	100,000	87,577
Cigna Group
3.40%, 03/01/27 (a)	142,000	139,497
3.05%, 10/15/27 (a)	145,000	140,456
4.38%, 10/15/28 (a)	735,000	731,141
5.00%, 05/15/29 (a)	200,000	203,108
2.40%, 03/15/30 (a)	250,000	225,442
2.38%, 03/15/31 (a)	250,000	218,875
5.13%, 05/15/31 (a)	100,000	101,701
5.40%, 03/15/33 (a)	150,000	152,601
5.25%, 02/15/34 (a)	225,000	224,876
4.80%, 08/15/38 (a)	405,000	370,903
3.20%, 03/15/40 (a)	150,000	111,782
6.13%, 11/15/41	100,000	101,614
4.80%, 07/15/46 (a)	270,000	229,273
3.88%, 10/15/47 (a)	145,000	105,276
4.90%, 12/15/48 (a)	550,000	465,828
3.40%, 03/15/50 (a)	200,000	130,854
3.40%, 03/15/51 (a)	250,000	162,582
5.60%, 02/15/54 (a)	325,000	300,752
City of Hope
5.62%, 11/15/43	100,000	94,454
Cleveland Clinic Foundation
4.86%, 01/01/14	50,000	40,681
Clorox Co.
3.10%, 10/01/27 (a)	150,000	145,794
3.90%, 05/15/28 (a)	100,000	99,036
4.60%, 05/01/32 (a)	200,000	197,558
Coca-Cola Co.
3.38%, 03/25/27	200,000	197,940
2.90%, 05/25/27	100,000	97,934
1.45%, 06/01/27	300,000	285,633
1.50%, 03/05/28	100,000	93,492
1.00%, 03/15/28	250,000	231,007
2.13%, 09/06/29	150,000	138,408
3.45%, 03/25/30	200,000	193,392
1.65%, 06/01/30	450,000	396,135
2.00%, 03/05/31	125,000	110,344
1.38%, 03/15/31	250,000	212,502
2.25%, 01/05/32	350,000	307,296
5.00%, 05/13/34 (a)	175,000	177,898
4.65%, 08/14/34 (a)	150,000	148,921
2.50%, 06/01/40	200,000	141,842
2.88%, 05/05/41	150,000	109,415
4.20%, 03/25/50	100,000	81,070
3.00%, 03/05/51	350,000	227,223
2.50%, 03/15/51	250,000	145,510
5.30%, 05/13/54 (a)	200,000	191,322
5.20%, 01/14/55 (a)	275,000	258,175
2.75%, 06/01/60	200,000	115,524
5.40%, 05/13/64 (a)	300,000	284,658
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	102,339
5.45%, 06/01/34 (a)	100,000	101,946
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	200,000	185,096
1.85%, 09/01/32 (a)	100,000	80,907
5.10%, 05/06/35 (a)	150,000	147,218
5.25%, 11/26/43	150,000	140,066
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	196,258
4.60%, 03/01/28 (a)	75,000	76,236
4.60%, 03/01/33 (a)	150,000	149,794
4.00%, 08/15/45	100,000	81,671
3.70%, 08/01/47 (a)	100,000	76,304
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	103,189
3.35%, 10/01/29 (a)	150,000	141,894
2.78%, 10/01/30 (a)	150,000	135,435
5.21%, 12/01/31 (a)	150,000	151,620
5.32%, 12/01/34 (a)	125,000	122,968
4.35%, 11/01/42	150,000	122,846
3.82%, 10/01/49 (a)	150,000	107,772
4.19%, 10/01/49 (a)	100,000	75,213
3.91%, 10/01/50 (a)	100,000	71,186
6.46%, 11/01/52 (a)	100,000	102,397
5.55%, 12/01/54 (a)	150,000	137,928
Community Health Network, Inc.
3.10%, 05/01/50 (a)	50,000	30,642
Conagra Brands, Inc.
5.30%, 10/01/26	200,000	201,564
1.38%, 11/01/27 (a)	250,000	231,460
4.85%, 11/01/28 (a)	250,000	251,125
5.30%, 11/01/38 (a)	175,000	164,020
5.40%, 11/01/48 (a)	200,000	176,344
Conopco, Inc.
7.25%, 12/15/26	75,000	78,277
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	100,000	98,877
3.50%, 05/09/27 (a)	100,000	98,039
4.35%, 05/09/27 (a)	100,000	99,728
3.60%, 02/15/28 (a)	150,000	146,660
4.65%, 11/15/28 (a)	100,000	100,125
4.80%, 01/15/29 (a)	100,000	100,530
3.15%, 08/01/29 (a)	150,000	141,375
2.88%, 05/01/30 (a)	100,000	91,637
4.80%, 05/01/30 (a)	100,000	99,964
2.25%, 08/01/31 (a)	150,000	128,645
4.75%, 05/09/32 (a)	150,000	147,134
4.90%, 05/01/33 (a)	150,000	147,036
4.50%, 05/09/47 (a)	75,000	60,674
4.10%, 02/15/48 (a)	100,000	75,822
5.25%, 11/15/48 (a)	75,000	67,182
3.75%, 05/01/50 (a)	150,000	106,523
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	35,086
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	67,801
CVS Health Corp.
2.88%, 06/01/26 (a)	300,000	294,726
3.00%, 08/15/26 (a)	100,000	98,089
3.63%, 04/01/27 (a)	150,000	147,504
6.25%, 06/01/27	75,000	77,361
1.30%, 08/21/27 (a)	400,000	372,020
4.30%, 03/25/28 (a)	945,000	934,633
5.00%, 01/30/29 (a)	200,000	201,426
5.40%, 06/01/29 (a)	200,000	204,048
3.25%, 08/15/29 (a)	300,000	282,027
5.13%, 02/21/30 (a)	250,000	251,562
3.75%, 04/01/30 (a)	300,000	284,115
1.75%, 08/21/30 (a)	250,000	212,712

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 01/30/31 (a)	200,000	201,832
1.88%, 02/28/31 (a)	250,000	210,135
5.55%, 06/01/31 (a)	150,000	153,349
2.13%, 09/15/31 (a)	200,000	167,556
5.25%, 02/21/33 (a)	300,000	295,725
5.30%, 06/01/33 (a)	200,000	197,538
5.70%, 06/01/34 (a)	200,000	201,400
4.88%, 07/20/35 (a)	100,000	93,475
4.78%, 03/25/38 (a)	900,000	800,469
6.13%, 09/15/39	150,000	150,136
4.13%, 04/01/40 (a)	100,000	80,898
2.70%, 08/21/40 (a)	75,000	50,132
5.30%, 12/05/43 (a)	100,000	87,723
6.00%, 06/01/44 (a)	150,000	143,912
5.13%, 07/20/45 (a)	500,000	429,165
5.05%, 03/25/48 (a)	1,500,000	1,251,615
4.25%, 04/01/50 (a)	100,000	73,238
5.63%, 02/21/53 (a)	250,000	222,570
5.88%, 06/01/53 (a)	250,000	230,407
6.05%, 06/01/54 (a)	175,000	165,578
6.00%, 06/01/63 (a)	175,000	161,114
Danaher Corp.
4.38%, 09/15/45 (a)	100,000	84,719
2.60%, 10/01/50 (a)	200,000	117,510
2.80%, 12/10/51 (a)	200,000	121,174
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	37,237
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	135,398
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	185,300
3.25%, 11/15/39 (a)	150,000	117,482
3.40%, 11/15/49 (a)	150,000	104,034
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,288
5.30%, 10/24/27 (a)	200,000	204,290
3.88%, 05/18/28 (a)	200,000	197,982
2.00%, 04/29/30 (a)	250,000	222,727
2.13%, 04/29/32 (a)	200,000	168,084
5.50%, 01/24/33 (a)	200,000	206,200
5.63%, 10/05/33 (a)	200,000	208,002
Diageo Investment Corp.
5.63%, 04/15/35 (a)	200,000	205,356
4.25%, 05/11/42	150,000	124,470
Dignity Health
4.50%, 11/01/42	50,000	41,088
5.27%, 11/01/64	50,000	42,833
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	114,768
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	99,565
Eli Lilly & Co.
4.50%, 02/09/27 (a)	200,000	201,202
5.50%, 03/15/27	100,000	102,366
3.10%, 05/15/27 (a)	100,000	98,159
4.15%, 08/14/27 (a)	100,000	100,229
4.55%, 02/12/28 (a)	200,000	202,288
4.50%, 02/09/29 (a)	200,000	201,694
3.38%, 03/15/29 (a)	200,000	194,494
4.20%, 08/14/29 (a)	200,000	199,724
4.75%, 02/12/30 (a)	250,000	254,132
4.90%, 02/12/32 (a)	200,000	203,216
4.70%, 02/27/33 (a)	200,000	199,302
4.70%, 02/09/34 (a)	250,000	246,277
4.60%, 08/14/34 (a)	200,000	195,266
5.10%, 02/12/35 (a)	250,000	251,965
3.70%, 03/01/45 (a)	100,000	78,235
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 05/15/47 (a)	50,000	39,698
3.95%, 03/15/49 (a)	200,000	156,184
2.25%, 05/15/50 (a)	200,000	110,980
4.88%, 02/27/53 (a)	200,000	177,952
5.00%, 02/09/54 (a)	300,000	272,244
5.05%, 08/14/54 (a)	200,000	182,632
5.50%, 02/12/55 (a)	250,000	244,820
4.15%, 03/15/59 (a)	75,000	58,011
2.50%, 09/15/60 (a)	175,000	93,559
4.95%, 02/27/63 (a)	225,000	198,315
5.10%, 02/09/64 (a)	175,000	158,084
5.20%, 08/14/64 (a)	150,000	138,449
5.60%, 02/12/65 (a)	150,000	146,739
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	97,970
4.38%, 05/15/28 (a)	100,000	100,138
2.38%, 12/01/29 (a)	100,000	91,451
2.60%, 04/15/30 (a)	150,000	137,019
1.95%, 03/15/31 (a)	150,000	128,802
4.65%, 05/15/33 (a)	100,000	96,903
5.00%, 02/14/34 (a)	150,000	148,614
6.00%, 05/15/37	90,000	94,555
4.15%, 03/15/47 (a)	100,000	75,509
3.13%, 12/01/49 (a)	150,000	91,919
5.15%, 05/15/53 (a)	100,000	89,813
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	73,710
2.40%, 03/15/31 (a)	100,000	86,131
5.75%, 03/15/35 (a)	95,000	95,835
6.20%, 03/15/55 (a)	75,000	73,120
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	212,880
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	36,696
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	300,000	307,887
4.80%, 08/14/29 (a)	200,000	201,172
5.86%, 03/15/30 (a)	200,000	209,508
5.91%, 11/22/32 (a)	300,000	315,444
6.38%, 11/22/52 (a)	200,000	211,044
General Mills, Inc.
4.70%, 01/30/27 (a)	100,000	100,437
3.20%, 02/10/27 (a)	100,000	98,154
4.20%, 04/17/28 (a)	250,000	248,840
5.50%, 10/17/28 (a)	100,000	103,158
4.88%, 01/30/30 (a)	150,000	151,405
2.88%, 04/15/30 (a)	150,000	138,144
2.25%, 10/14/31 (a)	100,000	85,799
4.95%, 03/29/33 (a)	200,000	197,904
5.25%, 01/30/35 (a)	125,000	124,060
5.40%, 06/15/40	75,000	72,446
4.15%, 02/15/43 (a)	75,000	59,950
4.70%, 04/17/48 (a)	75,000	62,906
3.00%, 02/01/51 (a)	150,000	93,309
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	200,000	196,214
1.20%, 10/01/27 (a)	150,000	140,370
4.80%, 11/15/29 (a)	150,000	152,110
1.65%, 10/01/30 (a)	200,000	172,790
5.25%, 10/15/33 (a)	200,000	203,582
5.10%, 06/15/35 (a)	150,000	149,316
4.60%, 09/01/35 (a)	200,000	191,524
4.00%, 09/01/36 (a)	100,000	89,775
2.60%, 10/01/40 (a)	200,000	140,114
5.65%, 12/01/41 (a)	224,000	222,860
4.80%, 04/01/44 (a)	300,000	267,636
4.50%, 02/01/45 (a)	350,000	298,980

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 03/01/46 (a)	370,000	324,383
4.15%, 03/01/47 (a)	300,000	240,306
2.80%, 10/01/50 (a)	250,000	152,612
5.55%, 10/15/53 (a)	175,000	168,115
5.50%, 11/15/54 (a)	225,000	215,300
5.60%, 11/15/64 (a)	150,000	143,213
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	192,844
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	396,716
4.50%, 04/15/30 (a)	150,000	150,006
5.38%, 04/15/34	100,000	102,641
4.88%, 04/15/35 (a)	150,000	147,230
6.38%, 05/15/38	463,000	505,531
4.20%, 03/18/43	100,000	83,834
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	136,046
2.88%, 09/01/50 (a)	100,000	61,190
4.50%, 07/01/57 (a)	50,000	39,938
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	250,000	240,140
3.63%, 03/24/32 (a)	400,000	370,832
4.00%, 03/24/52 (a)	250,000	189,067
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	50,977
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	147,452
3.50%, 09/15/27 (a)	100,000	97,282
3.90%, 11/19/29 (a)	100,000	95,429
6.05%, 05/14/34 (a)	100,000	101,414
6.35%, 03/15/40	125,000	125,408
5.10%, 05/15/44 (a)	50,000	42,661
HCA, Inc.
5.25%, 06/15/26 (a)	250,000	250,277
5.38%, 09/01/26 (a)	200,000	200,922
4.50%, 02/15/27 (a)	200,000	199,454
3.13%, 03/15/27 (a)	200,000	195,036
5.00%, 03/01/28 (a)	150,000	151,614
5.20%, 06/01/28 (a)	200,000	202,898
5.63%, 09/01/28 (a)	250,000	255,737
5.88%, 02/01/29 (a)	200,000	206,516
3.38%, 03/15/29 (a)	100,000	95,157
4.13%, 06/15/29 (a)	450,000	438,417
5.25%, 03/01/30 (a)	150,000	152,334
3.50%, 09/01/30 (a)	500,000	466,490
5.45%, 04/01/31 (a)	300,000	305,646
2.38%, 07/15/31 (a)	200,000	171,210
5.50%, 03/01/32 (a)	150,000	151,995
3.63%, 03/15/32 (a)	350,000	317,957
5.50%, 06/01/33 (a)	250,000	252,472
5.60%, 04/01/34 (a)	250,000	251,465
5.45%, 09/15/34 (a)	200,000	198,448
5.75%, 03/01/35 (a)	275,000	277,560
5.13%, 06/15/39 (a)	150,000	137,729
4.38%, 03/15/42 (a)	100,000	80,826
5.50%, 06/15/47 (a)	275,000	249,428
5.25%, 06/15/49 (a)	350,000	303,044
3.50%, 07/15/51 (a)	325,000	208,656
4.63%, 03/15/52 (a)	350,000	274,424
5.90%, 06/01/53 (a)	200,000	187,880
6.00%, 04/01/54 (a)	275,000	261,330
5.95%, 09/15/54 (a)	75,000	70,757
6.20%, 03/01/55 (a)	250,000	244,192
6.10%, 04/01/64 (a)	150,000	141,795
Hershey Co.
4.55%, 02/24/28 (a)	75,000	75,782
4.25%, 05/04/28 (a)	150,000	150,792
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 11/15/29 (a)	100,000	92,416
4.75%, 02/24/30 (a)	75,000	76,016
4.95%, 02/24/32 (a)	75,000	76,040
4.50%, 05/04/33 (a)	150,000	146,648
5.10%, 02/24/35 (a)	75,000	75,035
3.13%, 11/15/49 (a)	100,000	66,179
2.65%, 06/01/50 (a)	100,000	59,308
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	75,000	55,277
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	100,947
1.70%, 06/03/28 (a)	150,000	139,199
1.80%, 06/11/30 (a)	150,000	132,249
3.05%, 06/03/51 (a)	150,000	95,483
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	203,412
5.85%, 05/08/29 (a)	200,000	205,054
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,100
2.55%, 03/23/31 (a)	150,000	129,363
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	42,313
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	138,041
3.90%, 06/01/50 (a)	100,000	72,473
Inova Health System Foundation
4.07%, 05/15/52 (a)	75,000	57,568
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	69,908
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	203,508
6.25%, 02/01/29 (a)	200,000	207,608
J.M. Smucker Co.
5.90%, 11/15/28 (a)	200,000	209,628
2.38%, 03/15/30 (a)	100,000	90,132
2.13%, 03/15/32 (a)	75,000	62,641
6.20%, 11/15/33 (a)	200,000	212,396
4.25%, 03/15/35	100,000	91,106
6.50%, 11/15/43 (a)	200,000	209,442
4.38%, 03/15/45	100,000	80,550
6.50%, 11/15/53 (a)	150,000	157,894
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	150,000	144,878
3.00%, 02/02/29 (a)	100,000	94,197
5.50%, 01/15/30 (a)	230,000	232,822
3.75%, 12/01/31 (a)	100,000	91,780
3.63%, 01/15/32 (a)	200,000	180,174
3.00%, 05/15/32 (a)	250,000	215,400
5.75%, 04/01/33 (a)	300,000	304,464
6.75%, 03/15/34 (a)	200,000	215,108
4.38%, 02/02/52 (a)	150,000	113,273
6.50%, 12/01/52 (a)	300,000	304,515
7.25%, 11/15/53 (a)	200,000	220,464
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(d)	150,000	153,228
6.38%, 02/25/55 (a)(d)	150,000	149,617
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	114,504
Johnson & Johnson
4.50%, 03/01/27	150,000	151,248
2.95%, 03/03/27 (a)	200,000	196,518
0.95%, 09/01/27 (a)	300,000	280,563
2.90%, 01/15/28 (a)	200,000	194,650
4.55%, 03/01/28 (a)	150,000	152,134
4.80%, 06/01/29 (a)	200,000	204,698
4.70%, 03/01/30 (a)	200,000	203,500

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 09/01/30 (a)	400,000	344,504
4.90%, 06/01/31 (a)	200,000	205,298
4.85%, 03/01/32 (a)	250,000	254,310
4.95%, 05/15/33	100,000	102,361
4.38%, 12/05/33 (a)	150,000	148,129
4.95%, 06/01/34 (a)	150,000	153,472
5.00%, 03/01/35 (a)	250,000	252,420
3.55%, 03/01/36 (a)	200,000	177,678
3.63%, 03/03/37 (a)	200,000	175,550
5.95%, 08/15/37	200,000	217,784
3.40%, 01/15/38 (a)	150,000	126,576
5.85%, 07/15/38	100,000	107,632
2.10%, 09/01/40 (a)	250,000	168,417
4.50%, 09/01/40	150,000	140,151
4.85%, 05/15/41	75,000	71,876
4.50%, 12/05/43 (a)	100,000	90,888
3.70%, 03/01/46 (a)	230,000	182,031
3.75%, 03/03/47 (a)	200,000	157,662
3.50%, 01/15/48 (a)	150,000	112,620
2.25%, 09/01/50 (a)	200,000	114,022
5.25%, 06/01/54 (a)	175,000	169,790
2.45%, 09/01/60 (a)	250,000	133,695
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	97,580
2.81%, 06/01/41 (a)	250,000	174,035
4.88%, 04/01/42	150,000	136,296
4.15%, 05/01/47 (a)	250,000	200,107
3.27%, 11/01/49 (a)	150,000	100,899
3.00%, 06/01/51 (a)	250,000	157,470
Kellanova
3.40%, 11/15/27 (a)	100,000	98,025
4.30%, 05/15/28 (a)	100,000	100,158
2.10%, 06/01/30 (a)	150,000	133,421
7.45%, 04/01/31	100,000	113,289
5.25%, 03/01/33 (a)	75,000	75,788
4.50%, 04/01/46	100,000	83,641
5.75%, 05/16/54 (a)	75,000	72,466
Kenvue, Inc.
5.05%, 03/22/28 (a)	150,000	153,786
5.00%, 03/22/30 (a)	150,000	153,807
4.85%, 05/22/32 (a)	100,000	100,486
4.90%, 03/22/33 (a)	300,000	301,029
5.10%, 03/22/43 (a)	150,000	141,957
5.05%, 03/22/53 (a)	250,000	228,470
5.20%, 03/22/63 (a)	200,000	181,676
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	100,000	97,582
5.10%, 03/15/27 (a)	150,000	151,464
3.43%, 06/15/27 (a)	100,000	97,989
4.60%, 05/25/28 (a)	250,000	251,047
5.05%, 03/15/29 (a)	150,000	152,335
3.95%, 04/15/29 (a)	175,000	171,110
3.20%, 05/01/30 (a)	100,000	93,392
2.25%, 03/15/31 (a)	100,000	87,314
5.20%, 03/15/31 (a)	75,000	76,491
4.05%, 04/15/32 (a)	200,000	190,232
5.30%, 03/15/34 (a)	350,000	353,451
4.50%, 11/15/45 (a)	150,000	122,595
4.42%, 12/15/46 (a)	50,000	39,852
3.80%, 05/01/50 (a)	150,000	107,711
3.35%, 03/15/51 (a)	100,000	65,381
4.50%, 04/15/52 (a)	200,000	160,820
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	50,000	46,676
3.95%, 11/01/28 (a)	100,000	99,340
3.20%, 04/25/29 (a)	100,000	96,413
3.10%, 03/26/30 (a)	250,000	236,572
2.00%, 11/02/31 (a)	150,000	130,833
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/16/33 (a)	100,000	98,745
3.20%, 07/30/46 (a)	100,000	68,819
3.90%, 05/04/47 (a)	100,000	76,346
2.88%, 02/07/50 (a)	150,000	95,249
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	38,030
Koninklijke Philips NV
6.88%, 03/11/38	150,000	161,146
5.00%, 03/15/42	95,000	83,116
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	295,434
3.88%, 05/15/27 (a)	250,000	247,155
4.63%, 01/30/29 (a)	75,000	75,234
3.75%, 04/01/30 (a)	125,000	119,715
4.25%, 03/01/31 (a)	200,000	194,532
5.20%, 03/15/32 (a)	75,000	75,260
6.75%, 03/15/32	75,000	81,677
5.40%, 03/15/35 (a)	75,000	74,240
5.00%, 07/15/35 (a)	100,000	96,998
6.88%, 01/26/39	150,000	162,205
4.63%, 10/01/39 (a)	75,000	65,650
6.50%, 02/09/40	125,000	131,196
5.00%, 06/04/42	275,000	242,993
5.20%, 07/15/45 (a)	350,000	311,188
4.38%, 06/01/46 (a)	300,000	237,186
4.88%, 10/01/49 (a)	250,000	209,132
5.50%, 06/01/50 (a)	200,000	182,296
Kroger Co.
2.65%, 10/15/26 (a)	150,000	146,448
3.70%, 08/01/27 (a)	100,000	98,527
4.50%, 01/15/29 (a)	200,000	200,730
2.20%, 05/01/30 (a)	100,000	89,278
1.70%, 01/15/31 (a)	100,000	84,945
5.00%, 09/15/34 (a)	400,000	389,952
6.90%, 04/15/38	50,000	55,104
5.40%, 07/15/40 (a)	100,000	95,963
5.00%, 04/15/42 (a)	100,000	89,227
5.15%, 08/01/43 (a)	75,000	67,971
3.88%, 10/15/46 (a)	100,000	73,804
4.45%, 02/01/47 (a)	200,000	161,758
4.65%, 01/15/48 (a)	100,000	82,134
5.40%, 01/15/49 (a)	100,000	91,095
3.95%, 01/15/50 (a)	150,000	110,531
5.50%, 09/15/54 (a)	375,000	347,756
5.65%, 09/15/64 (a)	275,000	254,972
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	147,423
2.95%, 12/01/29 (a)	100,000	93,065
4.35%, 04/01/30 (a)	100,000	98,215
2.70%, 06/01/31 (a)	150,000	133,367
4.55%, 04/01/32 (a)	100,000	97,778
4.80%, 10/01/34 (a)	175,000	168,175
4.70%, 02/01/45 (a)	150,000	127,268
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	74,919
4.12%, 07/01/55 (c)	100,000	76,745
3.34%, 07/01/60 (a)	100,000	63,238
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	65,163
Mayo Clinic
4.00%, 11/15/47	100,000	78,167
3.20%, 11/15/61 (a)	150,000	91,803
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	150,000	146,657
2.50%, 04/15/30 (a)	100,000	90,340
1.85%, 02/15/31 (a)	100,000	85,035
4.95%, 04/15/33 (a)	100,000	98,839

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 10/15/34 (a)	75,000	71,264
4.20%, 08/15/47 (a)	50,000	38,969
McKesson Corp.
1.30%, 08/15/26 (a)	200,000	193,024
3.95%, 02/16/28 (a)	100,000	98,953
4.65%, 05/30/30 (a)	100,000	100,159
4.95%, 05/30/32 (a)	100,000	100,328
5.10%, 07/15/33 (a)	150,000	151,924
5.25%, 05/30/35 (a)	100,000	100,326
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	80,952
Mead Johnson Nutrition Co.
5.90%, 11/01/39	150,000	154,762
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	200,322
4.50%, 03/30/33 (a)	150,000	146,534
Medtronic, Inc.
4.38%, 03/15/35	400,000	380,752
4.63%, 03/15/45	325,000	285,249
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	93,495
4.20%, 07/01/55	190,000	149,287
Merck & Co., Inc.
1.70%, 06/10/27 (a)	300,000	286,272
1.90%, 12/10/28 (a)	200,000	184,960
3.40%, 03/07/29 (a)	350,000	339,258
4.30%, 05/17/30 (a)	150,000	149,358
1.45%, 06/24/30 (a)	250,000	216,122
2.15%, 12/10/31 (a)	400,000	345,456
4.50%, 05/17/33 (a)	300,000	295,200
6.50%, 12/01/33 (e)(g)	100,000	111,620
6.55%, 09/15/37	100,000	111,596
3.90%, 03/07/39 (a)	200,000	172,106
2.35%, 06/24/40 (a)	100,000	68,477
3.60%, 09/15/42 (a)	100,000	77,480
4.15%, 05/18/43	200,000	166,788
4.90%, 05/17/44 (a)	150,000	137,184
3.70%, 02/10/45 (a)	400,000	308,716
4.00%, 03/07/49 (a)	300,000	233,385
2.45%, 06/24/50 (a)	250,000	142,470
2.75%, 12/10/51 (a)	400,000	239,824
5.00%, 05/17/53 (a)	250,000	224,145
2.90%, 12/10/61 (a)	250,000	141,440
5.15%, 05/17/63 (a)	200,000	179,756
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	79,165
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	88,913
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	344,183
5.00%, 05/01/42	200,000	178,862
4.20%, 07/15/46 (a)	330,000	258,710
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	145,596
4.25%, 05/06/28 (a)	100,000	99,931
4.13%, 05/07/28 (a)	100,000	99,611
4.75%, 02/20/29 (a)	100,000	101,216
2.75%, 04/13/30 (a)	150,000	137,744
4.50%, 05/06/30 (a)	100,000	99,095
1.50%, 02/04/31 (a)	75,000	63,182
3.00%, 03/17/32 (a)	150,000	133,583
1.88%, 10/15/32 (a)	150,000	123,258
4.75%, 08/28/34 (a)	100,000	97,218
5.13%, 05/06/35 (a)	100,000	98,516
2.63%, 09/04/50 (a)	150,000	86,781
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montefiore Obligated Group
5.25%, 11/01/48	75,000	60,104
4.29%, 09/01/50	100,000	66,382
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	50,000	36,039
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	64,069
3.39%, 07/01/50 (a)	150,000	89,348
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	146,690
5.40%, 11/29/43 (a)	100,000	79,801
5.20%, 04/15/48 (a)	100,000	75,452
MyMichigan Health
3.41%, 06/01/50 (a)	75,000	50,768
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	63,038
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	66,979
4.02%, 08/01/45	150,000	119,036
2.61%, 08/01/60 (a)	100,000	54,080
3.95%, 08/01/19 (a)	100,000	66,286
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	33,592
4.26%, 11/01/47 (a)	150,000	115,176
3.81%, 11/01/49 (a)	100,000	70,615
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	76,822
3.17%, 11/01/51 (a)	100,000	63,926
3.32%, 11/01/61 (a)	75,000	46,129
Novartis Capital Corp.
2.00%, 02/14/27 (a)	300,000	290,223
3.10%, 05/17/27 (a)	200,000	196,558
3.80%, 09/18/29 (a)	175,000	172,188
2.20%, 08/14/30 (a)	250,000	225,222
4.00%, 09/18/31 (a)	150,000	146,078
4.20%, 09/18/34 (a)	350,000	331,621
3.70%, 09/21/42	100,000	79,975
4.40%, 05/06/44	350,000	304,790
4.00%, 11/20/45 (a)	225,000	182,812
4.70%, 09/18/54 (a)	125,000	108,876
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	29,289
NYU Langone Hospitals
4.78%, 07/01/44	100,000	89,562
4.37%, 07/01/47 (a)	100,000	83,212
3.38%, 07/01/55 (a)(c)	150,000	98,795
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	40,241
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	130,854
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	100,000	101,440
4.09%, 10/01/48 (a)	50,000	38,745
3.33%, 10/01/50 (a)	100,000	66,619
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	75,000	61,021
3.22%, 11/15/50 (a)	100,000	60,178
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	100,788
4.70%, 02/16/34 (a)	100,000	98,318
PepsiCo, Inc.
2.38%, 10/06/26 (a)	250,000	244,195
5.13%, 11/10/26 (a)	150,000	151,984
2.63%, 03/19/27 (a)	150,000	146,190

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/15/27 (a)	250,000	243,570
4.45%, 02/07/28 (a)	150,000	151,390
3.60%, 02/18/28 (a)	150,000	148,224
7.00%, 03/01/29	150,000	164,239
4.50%, 07/17/29 (a)	150,000	151,527
2.63%, 07/29/29 (a)	250,000	234,665
4.60%, 02/07/30 (a)	200,000	202,106
2.75%, 03/19/30 (a)	350,000	326,151
1.63%, 05/01/30 (a)	200,000	175,698
1.40%, 02/25/31 (a)	200,000	169,708
1.95%, 10/21/31 (a)	250,000	214,415
3.90%, 07/18/32 (a)	200,000	190,856
4.45%, 02/15/33 (a)	150,000	149,134
4.80%, 07/17/34 (a)	100,000	99,320
5.00%, 02/07/35 (a)	225,000	224,941
5.50%, 01/15/40	150,000	152,875
3.50%, 03/19/40 (a)	50,000	40,553
4.88%, 11/01/40	75,000	71,150
2.63%, 10/21/41 (a)	150,000	103,604
4.00%, 03/05/42	100,000	83,031
3.60%, 08/13/42	75,000	58,607
4.45%, 04/14/46 (a)	200,000	172,388
3.45%, 10/06/46 (a)	150,000	109,415
4.00%, 05/02/47 (a)	100,000	79,509
3.38%, 07/29/49 (a)	75,000	52,743
2.88%, 10/15/49 (a)	150,000	96,113
3.63%, 03/19/50 (a)	200,000	146,988
2.75%, 10/21/51 (a)	150,000	91,523
4.20%, 07/18/52 (a)	100,000	79,712
4.65%, 02/15/53 (a)	100,000	86,153
5.25%, 07/17/54 (a)	100,000	94,944
3.88%, 03/19/60 (a)	100,000	72,894
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	700,000	703,920
4.65%, 05/19/30 (a)	300,000	302,052
4.75%, 05/19/33 (a)	950,000	934,743
5.11%, 05/19/43 (a)	575,000	536,670
5.30%, 05/19/53 (a)	1,125,000	1,032,052
5.34%, 05/19/63 (a)	750,000	676,050
Pfizer, Inc.
2.75%, 06/03/26	250,000	246,185
3.00%, 12/15/26	350,000	344,536
3.60%, 09/15/28 (a)	200,000	196,890
3.45%, 03/15/29 (a)	300,000	291,765
2.63%, 04/01/30 (a)	200,000	184,392
1.70%, 05/28/30 (a)	200,000	175,390
1.75%, 08/18/31 (a)	200,000	170,926
4.00%, 12/15/36	150,000	135,534
4.10%, 09/15/38 (a)	150,000	131,727
3.90%, 03/15/39 (a)	125,000	106,378
7.20%, 03/15/39	460,000	536,944
2.55%, 05/28/40 (a)	200,000	139,604
5.60%, 09/15/40	125,000	125,425
4.30%, 06/15/43	100,000	84,303
4.40%, 05/15/44	180,000	153,743
4.13%, 12/15/46	200,000	159,870
4.20%, 09/15/48 (a)	200,000	160,422
4.00%, 03/15/49 (a)	250,000	192,227
2.70%, 05/28/50 (a)	200,000	120,398
Pharmacia LLC
6.60%, 12/01/28	150,000	160,542
Philip Morris International, Inc.
4.75%, 02/12/27	200,000	201,538
4.38%, 11/01/27	150,000	150,057
5.13%, 11/17/27 (a)	300,000	305,379
4.88%, 02/15/28 (a)	275,000	278,850
3.13%, 03/02/28 (a)	100,000	97,136
4.13%, 04/28/28	200,000	198,798
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 09/07/28 (a)	150,000	153,910
4.88%, 02/13/29 (a)	200,000	202,550
3.38%, 08/15/29 (a)	150,000	143,850
4.63%, 11/01/29 (a)	125,000	125,474
5.63%, 11/17/29 (a)	250,000	261,027
5.13%, 02/15/30 (a)	375,000	383,194
4.38%, 04/30/30 (a)	200,000	197,804
2.10%, 05/01/30 (a)	150,000	133,506
5.50%, 09/07/30 (a)	125,000	129,754
1.75%, 11/01/30 (a)	150,000	129,317
5.13%, 02/13/31 (a)	200,000	203,462
4.75%, 11/01/31 (a)	125,000	124,746
5.75%, 11/17/32 (a)	300,000	314,193
5.38%, 02/15/33 (a)	400,000	408,324
5.63%, 09/07/33 (a)	150,000	155,200
5.25%, 02/13/34 (a)	300,000	301,923
4.90%, 11/01/34 (a)	125,000	122,505
6.38%, 05/16/38	250,000	271,727
4.38%, 11/15/41	200,000	170,618
4.50%, 03/20/42	100,000	86,117
3.88%, 08/21/42	100,000	79,392
4.13%, 03/04/43	175,000	142,634
4.88%, 11/15/43	175,000	156,551
4.25%, 11/10/44	200,000	165,512
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	135,406
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	189,810
3.50%, 03/01/32 (a)	150,000	133,073
6.25%, 07/01/33 (a)	150,000	155,880
6.88%, 05/15/34 (a)	100,000	107,881
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	103,827
Procter & Gamble Co.
2.45%, 11/03/26	241,000	235,908
1.90%, 02/01/27	200,000	193,316
2.80%, 03/25/27	100,000	97,863
2.85%, 08/11/27	150,000	146,292
3.95%, 01/26/28	100,000	100,314
4.35%, 01/29/29	100,000	101,088
3.00%, 03/25/30	300,000	284,712
1.20%, 10/29/30	150,000	128,309
1.95%, 04/23/31	150,000	131,880
2.30%, 02/01/32	200,000	177,546
4.05%, 01/26/33	150,000	146,396
4.55%, 01/29/34	150,000	148,702
5.80%, 08/15/34	100,000	107,321
4.60%, 05/01/35	250,000	247,807
5.55%, 03/05/37	150,000	159,774
3.55%, 03/25/40	100,000	83,583
3.50%, 10/25/47	100,000	74,837
3.60%, 03/25/50	100,000	75,170
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	183,478
5.40%, 10/01/33 (a)	100,000	100,226
3.93%, 10/01/48 (a)	100,000	73,258
2.70%, 10/01/51 (a)	150,000	81,362
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	150,000	150,759
4.20%, 06/30/29 (a)	100,000	98,828
4.63%, 12/15/29 (a)	100,000	100,187
2.95%, 06/30/30 (a)	150,000	138,441
2.80%, 06/30/31 (a)	200,000	179,124
6.40%, 11/30/33 (a)	125,000	135,046
5.00%, 12/15/34 (a)	150,000	147,329

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	214,287
2.80%, 09/15/50 (a)	150,000	86,084
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	91,691
3.30%, 09/15/29 (a)	150,000	141,072
2.55%, 03/15/31 (a)	100,000	86,635
2.25%, 09/15/31 (a)	150,000	126,216
3.63%, 03/15/51 (a)	50,000	33,045
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	150,361
7.25%, 06/15/37	75,000	82,520
6.15%, 09/15/43	100,000	99,058
5.85%, 08/15/45 (a)	425,000	400,715
Royalty Pharma PLC
1.75%, 09/02/27 (a)	200,000	188,256
5.15%, 09/02/29 (a)	75,000	75,873
2.20%, 09/02/30 (a)	200,000	174,470
2.15%, 09/02/31 (a)	150,000	126,854
5.40%, 09/02/34 (a)	75,000	74,741
3.30%, 09/02/40 (a)	200,000	145,834
3.55%, 09/02/50 (a)	150,000	97,707
3.35%, 09/02/51 (a)	150,000	93,425
5.90%, 09/02/54 (a)	75,000	70,583
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	97,429
Sanofi SA
3.63%, 06/19/28 (a)	250,000	246,260
Sentara Health
2.93%, 11/01/51 (a)	75,000	46,199
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	29,601
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	285,000	280,622
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	217,015
5.40%, 03/20/34 (a)	150,000	149,602
Solventum Corp.
5.45%, 02/25/27 (a)	200,000	202,546
5.40%, 03/01/29 (a)	250,000	255,202
5.45%, 03/13/31 (a)	200,000	204,832
5.60%, 03/23/34 (a)	275,000	277,401
5.90%, 04/30/54 (a)	250,000	240,102
6.00%, 05/15/64 (a)	100,000	95,647
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,044
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	94,389
3.80%, 11/15/48 (a)	150,000	110,774
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	133,046
3.75%, 03/15/51 (a)	150,000	104,148
Stryker Corp.
4.70%, 02/10/28 (a)	150,000	151,410
3.65%, 03/07/28 (a)	150,000	147,146
4.85%, 12/08/28 (a)	175,000	177,536
4.25%, 09/11/29 (a)	125,000	124,073
4.85%, 02/10/30 (a)	150,000	151,638
1.95%, 06/15/30 (a)	200,000	176,436
4.63%, 09/11/34 (a)	150,000	145,322
5.20%, 02/10/35 (a)	150,000	150,238
4.10%, 04/01/43 (a)	75,000	60,801
4.38%, 05/15/44 (a)	100,000	83,324
4.63%, 03/15/46 (a)	175,000	150,621
2.90%, 06/15/50 (a)	150,000	95,451
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sutter Health
2.29%, 08/15/30 (a)	100,000	89,025
5.21%, 08/15/32 (a)	100,000	101,437
5.16%, 08/15/33 (a)	75,000	75,168
5.54%, 08/15/35 (a)	200,000	203,033
3.16%, 08/15/40 (a)	100,000	75,955
4.09%, 08/15/48 (a)	65,000	50,582
3.36%, 08/15/50 (a)	75,000	50,408
5.55%, 08/15/53 (a)	100,000	96,128
Sysco Corp.
3.30%, 07/15/26 (a)	150,000	148,039
3.25%, 07/15/27 (a)	150,000	146,394
5.75%, 01/17/29 (a)	75,000	78,000
2.40%, 02/15/30 (a)	100,000	90,352
5.95%, 04/01/30 (a)	200,000	210,480
5.10%, 09/23/30 (a)	125,000	126,854
2.45%, 12/14/31 (a)	150,000	129,618
6.00%, 01/17/34 (a)	100,000	105,677
5.40%, 03/23/35 (a)	100,000	100,057
6.60%, 04/01/40 (a)	75,000	80,144
4.85%, 10/01/45 (a)	100,000	86,496
4.50%, 04/01/46 (a)	75,000	60,941
4.45%, 03/15/48 (a)	100,000	80,768
3.30%, 02/15/50 (a)	100,000	64,863
6.60%, 04/01/50 (a)	250,000	264,337
3.15%, 12/14/51 (a)	150,000	92,993
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	253,377
2.05%, 03/31/30 (a)	500,000	443,215
5.30%, 07/05/34 (a)	200,000	200,180
3.03%, 07/09/40 (a)	200,000	145,928
3.18%, 07/09/50 (a)	250,000	158,695
5.65%, 07/05/54 (a)	200,000	189,610
3.38%, 07/09/60 (a)	200,000	123,166
5.80%, 07/05/64 (a)	200,000	188,824
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	108,924
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	100,000	100,635
5.00%, 12/05/26 (a)	100,000	100,940
4.80%, 11/21/27 (a)	100,000	101,486
1.75%, 10/15/28 (a)	100,000	92,030
5.00%, 01/31/29 (a)	200,000	204,590
2.60%, 10/01/29 (a)	150,000	139,533
4.98%, 08/10/30 (a)	150,000	153,331
2.00%, 10/15/31 (a)	250,000	215,070
4.95%, 11/21/32 (a)	150,000	151,284
5.09%, 08/10/33 (a)	200,000	201,816
5.20%, 01/31/34 (a)	100,000	101,276
2.80%, 10/15/41 (a)	250,000	174,622
5.40%, 08/10/43 (a)	100,000	96,827
5.30%, 02/01/44 (a)	45,000	42,712
4.10%, 08/15/47 (a)	200,000	159,132
Trinity Health Corp.
4.13%, 12/01/45	100,000	80,006
3.43%, 12/01/48	75,000	54,563
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	250,000	245,557
4.35%, 03/01/29 (a)	150,000	148,384
5.40%, 03/15/29 (a)	100,000	102,687
5.70%, 03/15/34 (a)	175,000	178,465
4.88%, 08/15/34 (a)	50,000	47,859
5.15%, 08/15/44 (a)	150,000	134,115
4.55%, 06/02/47 (a)	100,000	81,232
5.10%, 09/28/48 (a)	300,000	262,617

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Unilever Capital Corp.
2.00%, 07/28/26	250,000	244,010
2.90%, 05/05/27 (a)	250,000	244,515
4.25%, 08/12/27 (a)	150,000	150,525
3.50%, 03/22/28 (a)	150,000	147,521
4.88%, 09/08/28 (a)	150,000	153,382
2.13%, 09/06/29 (a)	150,000	137,433
1.38%, 09/14/30 (a)	100,000	86,052
1.75%, 08/12/31 (a)	150,000	128,639
5.90%, 11/15/32	100,000	108,105
5.00%, 12/08/33 (a)	150,000	152,472
4.63%, 08/12/34 (a)	150,000	147,267
2.63%, 08/12/51 (a)	100,000	59,512
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	144,179
4.63%, 10/15/29 (a)	100,000	98,027
2.65%, 10/15/30 (a)	225,000	197,748
5.05%, 10/15/34 (a)	100,000	93,960
UPMC
5.04%, 05/15/33 (a)	150,000	147,738
5.38%, 05/15/43 (a)	100,000	93,780
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	296,133
5.25%, 06/15/46 (a)	200,000	154,690
Viatris, Inc.
2.30%, 06/22/27 (a)	100,000	94,802
2.70%, 06/22/30 (a)	300,000	262,419
3.85%, 06/22/40 (a)	250,000	177,835
4.00%, 06/22/50 (a)	400,000	256,456
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	61,060
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	89,882
Wyeth LLC
6.50%, 02/01/34	150,000	164,856
6.00%, 02/15/36	100,000	105,997
5.95%, 04/01/37	375,000	393,562
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	56,706
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	100,000	100,205
5.35%, 12/01/28 (a)	100,000	102,632
5.05%, 02/19/30 (a)	100,000	101,560
2.60%, 11/24/31 (a)	150,000	130,946
5.20%, 09/15/34 (a)	100,000	98,791
5.50%, 02/19/35 (a)	100,000	100,980
5.75%, 11/30/39	75,000	74,024
4.45%, 08/15/45 (a)	75,000	60,370
Zoetis, Inc.
3.00%, 09/12/27 (a)	100,000	97,233
3.90%, 08/20/28 (a)	100,000	98,839
2.00%, 05/15/30 (a)	150,000	133,251
5.60%, 11/16/32 (a)	150,000	156,522
4.70%, 02/01/43 (a)	195,000	173,667
3.95%, 09/12/47 (a)	100,000	77,507
4.45%, 08/20/48 (a)	100,000	82,104
3.00%, 05/15/50 (a)	100,000	63,075
		191,601,116
Energy 1.6%
APA Corp.
4.25%, 01/15/30 (a)(d)	100,000	93,702
6.10%, 02/15/35 (a)(d)	50,000	47,177
5.10%, 09/01/40 (a)(d)	125,000	101,970
5.35%, 07/01/49 (a)(d)	25,000	19,084
6.75%, 02/15/55 (a)(d)	100,000	90,492
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	187,954
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	96,554
3.34%, 12/15/27 (a)	200,000	195,668
3.14%, 11/07/29 (a)	100,000	94,287
4.49%, 05/01/30 (a)	150,000	148,514
4.08%, 12/15/47 (a)	250,000	188,455
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	100,000	100,834
4.45%, 07/15/27 (a)	100,000	99,708
4.80%, 05/03/29 (a)	100,000	100,384
3.40%, 02/15/31 (a)	100,000	91,471
3.60%, 09/01/32 (a)	100,000	88,939
5.63%, 08/01/34 (a)	100,000	99,067
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	100,000	98,002
3.54%, 04/06/27 (a)	100,000	98,741
3.59%, 04/14/27 (a)	100,000	98,762
5.02%, 11/17/27 (a)	150,000	152,362
3.94%, 09/21/28 (a)	150,000	147,837
4.23%, 11/06/28 (a)	350,000	348,253
4.70%, 04/10/29 (a)	200,000	202,012
4.97%, 10/17/29 (a)	150,000	153,012
4.87%, 11/25/29 (a)	100,000	101,429
3.63%, 04/06/30 (a)	300,000	288,402
1.75%, 08/10/30 (a)	200,000	173,746
2.72%, 01/12/32 (a)	350,000	307,986
4.81%, 02/13/33 (a)	400,000	393,224
4.89%, 09/11/33 (a)	350,000	344,291
4.99%, 04/10/34 (a)	250,000	247,035
5.23%, 11/17/34 (a)	425,000	424,345
3.06%, 06/17/41 (a)	300,000	216,075
3.00%, 02/24/50 (a)	400,000	250,996
2.77%, 11/10/50 (a)	250,000	148,638
2.94%, 06/04/51 (a)	400,000	244,284
3.00%, 03/17/52 (a)	250,000	152,865
3.38%, 02/08/61 (a)	300,000	186,732
BP Capital Markets PLC
3.28%, 09/19/27 (a)	275,000	268,829
3.72%, 11/28/28 (a)	150,000	146,682
Burlington Resources LLC
5.95%, 10/15/36	75,000	77,378
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	250,000	246,512
2.95%, 07/15/30 (a)	100,000	90,682
7.20%, 01/15/32	75,000	81,478
6.45%, 06/30/33	195,000	204,859
5.40%, 12/15/34 (a)(d)	150,000	145,991
5.85%, 02/01/35	100,000	99,576
6.25%, 03/15/38	180,000	181,091
6.75%, 02/01/39	150,000	156,450
4.95%, 06/01/47 (a)	100,000	81,680
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	84,876
5.25%, 06/15/37 (a)	76,000	70,587
6.75%, 11/15/39	100,000	105,437
5.40%, 06/15/47 (a)	100,000	86,221
3.75%, 02/15/52 (a)	150,000	98,036
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	275,000	277,225
3.70%, 11/15/29 (a)	200,000	191,774
2.74%, 12/31/39 (a)	100,000	79,750
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	245,142
4.00%, 03/01/31 (a)	250,000	234,065
3.25%, 01/31/32 (a)	150,000	131,691

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 06/30/33 (a)	300,000	307,032
5.75%, 08/15/34 (a)	200,000	201,200
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	297,225
5.65%, 04/15/34 (a)	300,000	299,838
Chevron Corp.
2.00%, 05/11/27 (a)	200,000	192,526
2.24%, 05/11/30 (a)	250,000	226,135
3.08%, 05/11/50 (a)	150,000	97,970
Chevron USA, Inc.
4.41%, 02/26/27	150,000	151,003
1.02%, 08/12/27 (a)	150,000	140,378
3.85%, 01/15/28 (a)	100,000	99,447
4.48%, 02/26/28 (a)	175,000	176,706
3.25%, 10/15/29 (a)	100,000	95,993
4.69%, 04/15/30 (a)	200,000	202,618
4.82%, 04/15/32 (a)	125,000	126,275
4.98%, 04/15/35 (a)	125,000	125,063
6.00%, 03/01/41 (a)	50,000	52,075
5.25%, 11/15/43 (a)	100,000	95,490
2.34%, 08/12/50 (a)	150,000	83,253
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	95,619
ConocoPhillips
5.90%, 10/15/32	100,000	106,407
5.90%, 05/15/38	125,000	128,594
6.50%, 02/01/39	300,000	326,634
4.88%, 10/01/47 (a)	100,000	86,291
ConocoPhillips Co.
6.95%, 04/15/29	150,000	162,798
4.70%, 01/15/30 (a)	250,000	251,345
4.85%, 01/15/32 (a)	100,000	99,931
5.05%, 09/15/33 (a)	150,000	150,151
5.00%, 01/15/35 (a)	250,000	244,630
3.76%, 03/15/42 (a)	150,000	116,955
4.30%, 11/15/44 (a)	150,000	121,158
3.80%, 03/15/52 (a)	200,000	140,408
5.30%, 05/15/53 (a)	150,000	134,238
5.55%, 03/15/54 (a)	200,000	185,798
5.50%, 01/15/55 (a)	265,000	244,603
4.03%, 03/15/62 (a)	307,000	213,442
5.70%, 09/15/63 (a)	150,000	138,318
5.65%, 01/15/65 (a)	150,000	138,479
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	244,790
4.90%, 06/01/44 (a)	100,000	76,896
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	147,806
4.38%, 03/15/29 (a)	100,000	98,509
5.60%, 03/15/34 (a)	75,000	74,385
5.40%, 02/15/35 (a)	150,000	145,674
5.90%, 02/15/55 (a)	150,000	135,291
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	200,000	201,890
3.25%, 02/15/32 (a)	200,000	173,158
Devon Energy Corp.
5.25%, 10/15/27 (a)	130,000	130,014
5.88%, 06/15/28 (a)(d)	30,000	30,056
4.50%, 01/15/30 (a)	130,000	126,702
7.88%, 09/30/31	100,000	113,463
7.95%, 04/15/32	100,000	113,212
5.20%, 09/15/34 (a)	200,000	189,656
5.60%, 07/15/41 (a)	150,000	134,684
4.75%, 05/15/42 (a)	100,000	80,750
5.00%, 06/15/45 (a)	175,000	141,712
5.75%, 09/15/54 (a)	200,000	174,382
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	196,266
5.20%, 04/18/27 (a)	150,000	151,515
3.50%, 12/01/29 (a)	150,000	142,037
5.15%, 01/30/30 (a)	150,000	151,894
3.13%, 03/24/31 (a)	150,000	135,629
6.25%, 03/15/33 (a)	200,000	208,870
5.40%, 04/18/34 (a)	200,000	196,618
5.55%, 04/01/35 (a)	200,000	197,646
4.40%, 03/24/51 (a)	100,000	74,980
4.25%, 03/15/52 (a)	150,000	109,805
6.25%, 03/15/53 (a)	100,000	95,695
5.75%, 04/18/54 (a)	350,000	314,163
5.90%, 04/18/64 (a)	225,000	201,458
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	100,000	102,200
5.65%, 10/15/54 (a)	150,000	139,479
6.20%, 01/15/55 (a)	100,000	100,266
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	100,000	93,577
4.80%, 11/01/43 (a)(d)	100,000	85,707
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	113,171
5.50%, 09/15/40 (a)	80,000	74,984
7.38%, 10/15/45 (a)	100,000	111,259
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	96,182
5.90%, 11/15/26 (a)	150,000	152,527
4.25%, 12/01/26 (a)	150,000	149,357
5.25%, 04/05/27 (a)	125,000	126,505
3.70%, 07/15/27 (a)	150,000	147,635
6.00%, 11/15/28 (a)	150,000	156,787
5.30%, 04/05/29 (a)	150,000	153,379
3.13%, 11/15/29 (a)	175,000	163,613
6.20%, 11/15/30 (a)	150,000	159,001
5.70%, 03/08/33 (a)	400,000	408,200
2.50%, 08/01/33 (a)	200,000	162,904
5.63%, 04/05/34 (a)	200,000	201,998
4.50%, 06/10/44 (a)	100,000	80,322
5.50%, 12/01/46 (a)	100,000	92,544
4.00%, 11/15/49 (a)	100,000	72,480
3.40%, 08/01/51 (a)	150,000	95,888
6.70%, 11/15/53 (a)	250,000	262,602
5.95%, 04/05/54 (a)	175,000	168,044
7.20%, 06/27/54 (a)(b)	125,000	126,178
7.38%, 03/15/55 (a)(b)	100,000	101,980
Energy Transfer LP
3.90%, 07/15/26 (a)	100,000	99,182
6.05%, 12/01/26 (a)	150,000	152,917
4.40%, 03/15/27 (a)	150,000	149,518
4.20%, 04/15/27 (a)	100,000	99,346
5.50%, 06/01/27 (a)	150,000	152,205
4.00%, 10/01/27 (a)	200,000	197,484
5.55%, 02/15/28 (a)	150,000	153,660
4.95%, 05/15/28 (a)	150,000	151,384
4.95%, 06/15/28 (a)	150,000	151,053
6.10%, 12/01/28 (a)	150,000	156,715
5.25%, 04/15/29 (a)	300,000	304,872
5.25%, 07/01/29 (a)	200,000	203,410
4.15%, 09/15/29 (a)	100,000	97,517
5.20%, 04/01/30 (a)	125,000	126,338
3.75%, 05/15/30 (a)	300,000	284,013
6.40%, 12/01/30 (a)	200,000	212,894
5.75%, 02/15/33 (a)	250,000	255,100
6.55%, 12/01/33 (a)	250,000	265,815
5.55%, 05/15/34 (a)	200,000	198,780
5.60%, 09/01/34 (a)	225,000	224,041
4.90%, 03/15/35 (a)	80,000	74,998

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 04/01/35 (a)	200,000	199,842
6.63%, 10/15/36	100,000	105,494
5.80%, 06/15/38 (a)	150,000	147,050
7.50%, 07/01/38	150,000	168,252
6.05%, 06/01/41 (a)	100,000	97,087
6.50%, 02/01/42 (a)	150,000	150,744
6.10%, 02/15/42	100,000	96,495
4.95%, 01/15/43 (a)	100,000	83,869
5.15%, 02/01/43 (a)	100,000	85,870
5.95%, 10/01/43 (a)	100,000	94,090
5.30%, 04/01/44 (a)	100,000	86,862
5.00%, 05/15/44 (a)	75,000	63,045
5.15%, 03/15/45 (a)	200,000	170,390
5.35%, 05/15/45 (a)	175,000	153,167
6.13%, 12/15/45 (a)	165,000	157,248
5.30%, 04/15/47 (a)	200,000	170,402
5.40%, 10/01/47 (a)	200,000	172,644
6.00%, 06/15/48 (a)	200,000	186,208
6.25%, 04/15/49 (a)	300,000	286,563
5.00%, 05/15/50 (a)	350,000	283,136
5.95%, 05/15/54 (a)	300,000	273,906
6.05%, 09/01/54 (a)	225,000	208,204
6.20%, 04/01/55 (a)	200,000	189,096
Eni USA, Inc.
7.30%, 11/15/27	100,000	105,999
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	200,000	200,992
3.95%, 02/15/27 (a)	150,000	149,126
4.15%, 10/16/28 (a)	150,000	149,036
3.13%, 07/31/29 (a)	300,000	284,859
2.80%, 01/31/30 (a)	250,000	232,357
5.35%, 01/31/33 (a)	200,000	204,036
6.88%, 03/01/33	50,000	55,300
4.85%, 01/31/34 (a)	150,000	147,245
6.65%, 10/15/34	75,000	81,692
4.95%, 02/15/35 (a)	200,000	195,676
7.55%, 04/15/38	100,000	117,368
6.13%, 10/15/39	150,000	156,453
6.45%, 09/01/40	100,000	107,696
5.95%, 02/01/41	100,000	100,944
5.70%, 02/15/42	100,000	97,731
4.85%, 08/15/42 (a)	100,000	88,959
4.45%, 02/15/43 (a)	200,000	168,460
4.85%, 03/15/44 (a)	225,000	197,944
5.10%, 02/15/45 (a)	200,000	180,664
4.90%, 05/15/46 (a)	200,000	175,036
4.25%, 02/15/48 (a)	250,000	196,487
4.80%, 02/01/49 (a)	250,000	211,395
4.20%, 01/31/50 (a)	250,000	191,765
3.70%, 01/31/51 (a)	200,000	140,044
3.20%, 02/15/52 (a)	200,000	126,688
3.30%, 02/15/53 (a)	100,000	63,972
4.95%, 10/15/54 (a)	125,000	105,150
5.55%, 02/16/55 (a)	250,000	233,822
3.95%, 01/31/60 (a)	150,000	105,143
5.25%, 08/16/77 (a)(b)	175,000	172,655
5.38%, 02/15/78 (a)(b)	100,000	97,499
EOG Resources, Inc.
4.38%, 04/15/30 (a)	100,000	99,189
3.90%, 04/01/35 (a)	74,000	66,946
4.95%, 04/15/50 (a)	150,000	129,899
5.65%, 12/01/54 (a)	175,000	165,970
EQT Corp.
3.90%, 10/01/27 (a)	250,000	245,852
5.70%, 04/01/28 (a)	100,000	102,273
4.50%, 01/15/29 (a)(d)	100,000	97,813
5.00%, 01/15/29 (a)	100,000	100,129
6.38%, 04/01/29 (a)(d)	100,000	102,357
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 02/01/30 (a)(g)	50,000	53,589
7.50%, 06/01/30 (a)(d)	100,000	108,709
4.75%, 01/15/31 (a)(d)	200,000	193,620
5.75%, 02/01/34 (a)	150,000	151,161
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	124,941
5.38%, 03/15/30 (a)	200,000	199,064
4.75%, 02/01/32 (a)	200,000	188,834
5.70%, 01/15/35 (a)	150,000	148,461
Exxon Mobil Corp.
2.28%, 08/16/26 (a)	150,000	146,786
3.29%, 03/19/27 (a)	250,000	247,097
2.44%, 08/16/29 (a)	200,000	187,106
3.48%, 03/19/30 (a)	400,000	386,808
2.61%, 10/15/30 (a)	350,000	320,981
3.00%, 08/16/39 (a)	150,000	114,947
4.23%, 03/19/40 (a)	350,000	307,020
3.57%, 03/06/45 (a)	230,000	172,160
4.11%, 03/01/46 (a)	475,000	380,708
3.10%, 08/16/49 (a)	300,000	195,393
4.33%, 03/19/50 (a)	500,000	405,335
3.45%, 04/15/51 (a)	450,000	310,513
FLNG Liquefaction 2 LLC
5.92%, 12/31/39	75,000	75,214
6.17%, 12/31/39	75,000	76,144
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	183,758
4.85%, 11/15/35 (a)	250,000	235,815
6.70%, 09/15/38	100,000	107,641
7.45%, 09/15/39	200,000	228,334
4.50%, 11/15/41 (a)	150,000	124,455
4.75%, 08/01/43 (a)	100,000	84,737
5.00%, 11/15/45 (a)	330,000	284,186
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)(d)	75,000	74,013
4.85%, 12/01/29 (a)(d)	75,000	70,907
2.90%, 09/29/31 (a)	100,000	81,669
5.50%, 12/01/34 (a)(d)	100,000	88,414
Hess Corp.
4.30%, 04/01/27 (a)	250,000	249,122
7.88%, 10/01/29	100,000	112,041
7.30%, 08/15/31	100,000	112,125
7.13%, 03/15/33	100,000	111,446
6.00%, 01/15/40	100,000	102,959
5.60%, 02/15/41	200,000	194,250
5.80%, 04/01/47 (a)	100,000	96,646
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	99,552
4.50%, 10/01/30 (a)	100,000	95,795
5.75%, 01/15/31 (a)	100,000	100,567
6.25%, 01/15/35 (a)	150,000	147,975
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	100,000	110,599
5.80%, 03/15/35	150,000	151,695
6.50%, 02/01/37	75,000	78,551
6.95%, 01/15/38	180,000	195,205
6.50%, 09/01/39	100,000	103,572
6.55%, 09/15/40	150,000	155,782
7.50%, 11/15/40	100,000	111,741
6.38%, 03/01/41	100,000	100,922
5.63%, 09/01/41	50,000	46,641
5.00%, 08/15/42 (a)	100,000	86,822
4.70%, 11/01/42 (a)	45,000	37,695
5.00%, 03/01/43 (a)	100,000	86,664
5.50%, 03/01/44 (a)	200,000	183,446
5.40%, 09/01/44 (a)	95,000	85,446

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	100,000	96,136
4.30%, 03/01/28 (a)	200,000	199,444
5.00%, 02/01/29 (a)	200,000	202,334
5.15%, 06/01/30 (a)	200,000	202,042
2.00%, 02/15/31 (a)	250,000	215,032
7.80%, 08/01/31	100,000	113,790
7.75%, 01/15/32	150,000	170,665
4.80%, 02/01/33 (a)	200,000	193,224
5.20%, 06/01/33 (a)	250,000	246,952
5.40%, 02/01/34 (a)	150,000	149,486
5.30%, 12/01/34 (a)	150,000	146,877
5.85%, 06/01/35 (a)	150,000	152,218
5.55%, 06/01/45 (a)	330,000	303,785
5.05%, 02/15/46 (a)	200,000	170,952
5.20%, 03/01/48 (a)	100,000	87,047
3.25%, 08/01/50 (a)	100,000	62,289
3.60%, 02/15/51 (a)	150,000	99,774
5.45%, 08/01/52 (a)	150,000	133,484
5.95%, 08/01/54 (a)	100,000	95,421
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	100,632
3.80%, 04/01/28 (a)	100,000	97,988
5.15%, 03/01/30 (a)	200,000	202,126
5.70%, 03/01/35 (a)	150,000	148,515
6.50%, 03/01/41 (a)	250,000	254,107
4.75%, 09/15/44 (a)	150,000	121,100
4.50%, 04/01/48 (a)	50,000	37,231
5.00%, 09/15/54 (a)	100,000	78,417
MPLX LP
4.13%, 03/01/27 (a)	200,000	198,518
4.25%, 12/01/27 (a)	150,000	148,911
4.00%, 03/15/28 (a)	250,000	246,530
4.80%, 02/15/29 (a)	150,000	150,564
2.65%, 08/15/30 (a)	250,000	223,782
4.95%, 09/01/32 (a)	150,000	146,115
5.00%, 03/01/33 (a)	250,000	242,760
5.50%, 06/01/34 (a)	325,000	320,976
5.40%, 04/01/35 (a)	175,000	170,530
4.50%, 04/15/38 (a)	350,000	302,375
5.20%, 03/01/47 (a)	150,000	127,866
5.20%, 12/01/47 (a)	100,000	85,244
4.70%, 04/15/48 (a)	300,000	236,493
5.50%, 02/15/49 (a)	300,000	263,628
4.95%, 03/14/52 (a)	250,000	202,120
5.65%, 03/01/53 (a)	100,000	88,762
5.95%, 04/01/55 (a)	175,000	162,267
4.90%, 04/15/58 (a)	100,000	78,395
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	98,141
4.75%, 09/01/28 (a)	100,000	99,554
5.50%, 03/15/30 (a)	95,000	96,943
5.95%, 03/15/35 (a)	95,000	95,304
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	98,979
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	95,131
3.95%, 12/01/42 (a)	225,000	162,207
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	100,000	105,732
5.00%, 08/01/27 (a)	100,000	100,074
6.38%, 09/01/28 (a)	100,000	103,223
5.20%, 08/01/29 (a)	200,000	198,562
8.88%, 07/15/30 (a)	200,000	225,648
6.63%, 09/01/30 (a)	300,000	312,747
6.13%, 01/01/31 (a)	200,000	203,926
7.50%, 05/01/31	200,000	215,718
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.88%, 09/15/31	75,000	82,679
5.38%, 01/01/32 (a)	150,000	145,242
5.55%, 10/01/34 (a)	200,000	189,458
6.45%, 09/15/36	300,000	294,912
7.95%, 06/15/39	75,000	81,360
6.20%, 03/15/40	150,000	140,298
6.60%, 03/15/46 (a)	200,000	190,094
4.40%, 04/15/46 (a)	100,000	71,044
4.20%, 03/15/48 (a)	50,000	33,063
6.05%, 10/01/54 (a)	225,000	195,759
ONEOK Partners LP
6.65%, 10/01/36	100,000	105,165
6.85%, 10/15/37	150,000	158,593
6.13%, 02/01/41 (a)	150,000	146,010
6.20%, 09/15/43 (a)	75,000	71,684
ONEOK, Inc.
4.85%, 07/15/26 (a)	100,000	100,129
5.55%, 11/01/26 (a)	150,000	151,720
4.00%, 07/13/27 (a)	100,000	98,887
4.25%, 09/24/27 (a)	200,000	198,758
4.55%, 07/15/28 (a)	150,000	149,527
5.65%, 11/01/28 (a)	150,000	154,542
4.35%, 03/15/29 (a)	150,000	147,626
5.38%, 06/01/29 (a)	100,000	101,646
3.40%, 09/01/29 (a)	150,000	141,741
4.40%, 10/15/29 (a)	100,000	98,516
3.10%, 03/15/30 (a)	100,000	92,394
3.25%, 06/01/30 (a)	100,000	92,478
5.80%, 11/01/30 (a)	100,000	103,611
6.35%, 01/15/31 (a)	70,000	73,968
4.75%, 10/15/31 (a)	250,000	244,207
6.10%, 11/15/32 (a)	150,000	156,384
6.05%, 09/01/33 (a)	300,000	308,325
5.65%, 09/01/34 (a)	100,000	99,690
5.05%, 11/01/34 (a)	300,000	285,882
6.00%, 06/15/35	75,000	76,757
5.15%, 10/15/43 (a)	150,000	129,975
5.60%, 04/01/44 (a)	75,000	67,156
5.05%, 04/01/45 (a)	75,000	62,333
4.25%, 09/15/46 (a)	75,000	55,298
5.45%, 06/01/47 (a)	75,000	64,540
4.95%, 07/13/47 (a)	100,000	81,638
5.20%, 07/15/48 (a)	200,000	168,514
4.85%, 02/01/49 (a)	150,000	118,818
4.45%, 09/01/49 (a)	150,000	112,295
3.95%, 03/01/50 (a)	150,000	103,163
4.50%, 03/15/50 (a)	50,000	37,877
7.15%, 01/15/51 (a)	100,000	106,068
6.63%, 09/01/53 (a)	250,000	252,610
5.70%, 11/01/54 (a)	200,000	179,204
5.85%, 11/01/64 (a)	100,000	89,682
Ovintiv, Inc.
5.65%, 05/15/28 (a)	150,000	153,091
7.20%, 11/01/31	75,000	79,647
7.38%, 11/01/31	200,000	213,788
6.25%, 07/15/33 (a)	100,000	100,456
6.50%, 08/15/34	100,000	100,370
6.63%, 08/15/37	100,000	97,897
7.10%, 07/15/53 (a)	100,000	97,884
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	71,966
7.15%, 10/01/33 (a)	100,000	100,157
Phillips 66
3.90%, 03/15/28 (a)	150,000	147,878
2.15%, 12/15/30 (a)	150,000	130,721
4.65%, 11/15/34 (a)	225,000	211,050
5.88%, 05/01/42	275,000	267,809

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/15/44 (a)	300,000	252,960
3.30%, 03/15/52 (a)	200,000	124,916
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	98,703
4.95%, 12/01/27 (a)	150,000	151,645
3.75%, 03/01/28 (a)	100,000	98,056
3.15%, 12/15/29 (a)	100,000	93,965
5.25%, 06/15/31 (a)	225,000	228,013
5.30%, 06/30/33 (a)	150,000	149,527
4.95%, 03/15/35 (a)	100,000	95,367
4.68%, 02/15/45 (a)	100,000	80,995
4.90%, 10/01/46 (a)	100,000	82,602
5.65%, 06/15/54 (a)	100,000	90,351
5.50%, 03/15/55 (a)	100,000	88,421
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	200,000	175,246
2.15%, 01/15/31 (a)	200,000	175,364
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	200,000	199,810
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	130,000	129,808
3.55%, 12/15/29 (a)	150,000	141,945
3.80%, 09/15/30 (a)	150,000	141,759
5.70%, 09/15/34 (a)	150,000	148,886
6.65%, 01/15/37	100,000	105,083
5.15%, 06/01/42 (a)	100,000	85,845
4.30%, 01/31/43 (a)	50,000	38,506
4.70%, 06/15/44 (a)	100,000	80,330
4.90%, 02/15/45 (a)	100,000	82,699
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	200,000	201,308
5.00%, 03/15/27 (a)	350,000	351,655
4.20%, 03/15/28 (a)	250,000	247,847
4.50%, 05/15/30 (a)	375,000	369,679
5.90%, 09/15/37 (a)	100,000	102,201
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	250,000	230,752
2.75%, 04/06/30 (a)	300,000	278,979
4.13%, 05/11/35	275,000	255,500
4.55%, 08/12/43	250,000	215,282
4.38%, 05/11/45	330,000	273,194
4.00%, 05/10/46	205,000	159,707
3.75%, 09/12/46	200,000	150,230
3.25%, 04/06/50 (a)	350,000	232,480
Shell International Finance BV
2.50%, 09/12/26	250,000	245,040
3.88%, 11/13/28 (a)	300,000	297,636
2.38%, 11/07/29 (a)	100,000	92,961
4.13%, 05/11/35	75,000	72,317
6.38%, 12/15/38	500,000	543,395
5.50%, 03/25/40	225,000	224,203
2.88%, 11/26/41 (a)	50,000	35,031
3.63%, 08/21/42	80,000	61,240
4.38%, 05/11/45	75,000	62,241
4.00%, 05/10/46	75,000	59,207
3.13%, 11/07/49 (a)	200,000	129,840
3.00%, 11/26/51 (a)	200,000	125,324
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)(d)	150,000	150,153
5.03%, 10/01/29 (a)(d)	200,000	198,568
5.58%, 10/01/34 (a)(d)	200,000	193,096
6.18%, 10/01/54 (a)(d)	150,000	137,091
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	98,300
5.95%, 09/25/43 (a)	75,000	71,531
4.50%, 03/15/45 (a)	150,000	120,171
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Suncor Energy, Inc.
7.15%, 02/01/32	100,000	108,257
5.95%, 12/01/34	75,000	76,067
6.80%, 05/15/38	96,000	100,884
6.50%, 06/15/38	75,000	78,187
6.85%, 06/01/39	150,000	160,416
4.00%, 11/15/47 (a)	100,000	71,590
3.75%, 03/04/51 (a)	150,000	101,214
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	101,004
6.15%, 03/01/29 (a)	200,000	208,834
4.20%, 02/01/33 (a)	150,000	137,259
6.13%, 03/15/33 (a)	175,000	180,442
6.50%, 03/30/34 (a)	175,000	184,266
5.50%, 02/15/35 (a)	175,000	171,288
5.55%, 08/15/35 (a)	175,000	171,776
4.95%, 04/15/52 (a)	200,000	160,230
6.25%, 07/01/52 (a)	100,000	95,864
6.50%, 02/15/53 (a)	150,000	148,322
6.13%, 05/15/55 (a)	175,000	165,217
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	250,565
5.00%, 01/15/28 (a)	200,000	199,824
5.50%, 03/01/30 (a)	150,000	151,303
4.88%, 02/01/31 (a)	150,000	146,466
4.00%, 01/15/32 (a)	175,000	160,225
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	98,673
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	107,081
7.63%, 04/01/37	75,000	85,432
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	109,221
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	145,920
2.83%, 01/10/30 (a)	200,000	188,050
2.99%, 06/29/41 (a)	175,000	125,426
3.46%, 07/12/49 (a)	200,000	137,476
3.13%, 05/29/50 (a)	450,000	289,116
3.39%, 06/29/60 (a)	100,000	63,171
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	148,629
5.15%, 04/05/34 (a)	275,000	277,398
4.72%, 09/10/34 (a)	200,000	195,552
5.49%, 04/05/54 (a)	325,000	304,093
5.28%, 09/10/54 (a)	175,000	159,609
5.64%, 04/05/64 (a)	275,000	257,936
5.43%, 09/10/64 (a)	200,000	182,020
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	248,072
4.10%, 04/15/30 (a)	200,000	193,814
4.63%, 03/01/34 (a)	300,000	282,936
5.60%, 03/31/34	100,000	99,916
5.85%, 03/15/36	100,000	101,808
6.20%, 10/15/37	175,000	178,671
7.25%, 08/15/38	100,000	110,049
7.63%, 01/15/39	250,000	286,955
6.10%, 06/01/40	150,000	152,218
5.00%, 10/16/43 (a)	75,000	67,316
5.10%, 03/15/49 (a)	150,000	132,620
7.00%, 06/01/65 (a)(b)	150,000	149,069
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	98,913
3.25%, 05/15/30 (a)	100,000	93,285
5.40%, 08/15/41 (a)	100,000	93,468
4.45%, 08/01/42 (a)	100,000	83,446

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 03/15/48 (a)	100,000	82,017
3.95%, 05/15/50 (a)	100,000	73,904
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	142,061
4.35%, 06/01/28 (a)	150,000	149,267
4.00%, 04/01/29 (a)	50,000	48,815
5.15%, 02/15/30 (a)	150,000	151,812
2.80%, 12/01/31 (a)	75,000	65,534
7.50%, 04/15/32	150,000	168,937
6.63%, 06/15/37	200,000	210,106
4.90%, 03/15/45	130,000	110,821
3.65%, 12/01/51 (a)	200,000	131,166
4.00%, 06/01/52 (a)	75,000	51,713
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	149,866
Western Midstream Operating LP
4.65%, 07/01/26 (a)	150,000	149,605
6.35%, 01/15/29 (a)	100,000	103,926
4.05%, 02/01/30 (a)(e)	200,000	190,222
6.15%, 04/01/33 (a)	200,000	204,450
5.45%, 11/15/34 (a)	150,000	144,141
5.45%, 04/01/44 (a)	100,000	84,930
5.30%, 03/01/48 (a)	150,000	121,772
5.50%, 08/15/48 (a)	100,000	83,532
5.25%, 02/01/50 (a)(e)	175,000	142,289
Williams Cos., Inc.
3.75%, 06/15/27 (a)	275,000	271,089
5.30%, 08/15/28 (a)	150,000	153,411
4.90%, 03/15/29 (a)	150,000	151,462
4.80%, 11/15/29 (a)	75,000	75,512
3.50%, 11/15/30 (a)	150,000	140,435
7.50%, 01/15/31	75,000	84,607
2.60%, 03/15/31 (a)	225,000	199,264
8.75%, 03/15/32	50,000	59,674
4.65%, 08/15/32 (a)	150,000	145,311
5.65%, 03/15/33 (a)	200,000	204,954
5.15%, 03/15/34 (a)	225,000	221,240
5.60%, 03/15/35 (a)	200,000	201,970
6.30%, 04/15/40	200,000	207,654
5.80%, 11/15/43 (a)	72,000	69,528
5.40%, 03/04/44 (a)	100,000	91,538
5.75%, 06/24/44 (a)	100,000	95,320
4.90%, 01/15/45 (a)	100,000	85,650
5.10%, 09/15/45 (a)	200,000	175,406
4.85%, 03/01/48 (a)	150,000	126,200
3.50%, 10/15/51 (a)	150,000	99,651
5.30%, 08/15/52 (a)	150,000	132,848
5.80%, 11/15/54 (a)	150,000	142,421
6.00%, 03/15/55 (a)	75,000	72,986
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	100,010
5.40%, 05/19/30 (a)	200,000	200,464
5.70%, 05/19/32 (a)	100,000	99,925
5.10%, 09/12/34 (a)	225,000	211,601
6.00%, 05/19/35 (a)	200,000	198,888
5.70%, 09/12/54 (a)	150,000	130,592
		89,470,152
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	73,943
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	151,446
Brown University
2.92%, 09/01/50 (a)	100,000	63,614
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Institute of Technology
4.32%, 08/01/45	100,000	83,959
3.65%, 09/01/19 (a)	150,000	92,198
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	45,013
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	148,473
4.00%, 05/01/32 (a)	150,000	143,463
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	31,139
Cornell University
4.84%, 06/15/34 (a)	100,000	98,925
Duke University
2.68%, 10/01/44	100,000	69,967
2.76%, 10/01/50	100,000	61,341
2.83%, 10/01/55	100,000	60,353
Emory University
2.97%, 09/01/50 (a)	150,000	94,560
George Washington University
4.30%, 09/15/44	100,000	83,030
4.87%, 09/15/45	50,000	44,508
4.13%, 09/15/48 (a)	150,000	117,087
Georgetown University
4.32%, 04/01/49 (a)	50,000	39,534
2.94%, 04/01/50 (a)	100,000	62,435
5.22%, 10/01/18 (a)	50,000	43,030
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	130,727
5.90%, 03/01/33 (a)	100,000	102,682
Johns Hopkins University
4.08%, 07/01/53	100,000	77,654
2.81%, 01/01/60 (a)	75,000	42,305
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	189,216
3.65%, 05/01/48 (a)	100,000	74,590
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	135,213
2.99%, 07/01/50 (a)	100,000	64,859
2.29%, 07/01/51 (a)	100,000	55,071
5.62%, 06/01/55 (a)	100,000	99,933
5.60%, 07/01/11	150,000	145,396
4.68%, 07/01/14	175,000	141,620
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	102,853
Northeastern University
2.89%, 10/01/50	75,000	47,736
Northwestern University
4.64%, 12/01/44	100,000	92,107
2.64%, 12/01/50 (a)	100,000	59,641
3.66%, 12/01/57 (a)	75,000	52,859
President & Fellows of Harvard College
4.61%, 02/15/35 (a)	150,000	146,992
4.88%, 10/15/40	75,000	71,439
3.15%, 07/15/46 (a)	100,000	69,868
2.52%, 10/15/50 (a)	100,000	58,252
3.75%, 11/15/52 (a)	100,000	74,065
3.30%, 07/15/56 (a)	100,000	66,057
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	100,421
2.90%, 10/01/30 (a)	250,000	227,187
5.25%, 08/09/34 (a)	100,000	99,155
3.05%, 10/01/41 (a)	150,000	103,700
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	50,428

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of Boston College
3.13%, 07/01/52	100,000	65,176
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	75,000	71,271
Trustees of Princeton University
5.70%, 03/01/39	150,000	157,644
2.52%, 07/01/50 (a)	100,000	60,094
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	84,609
4.67%, 09/01/12	50,000	40,327
3.61%, 02/15/19 (a)	75,000	46,994
University of Chicago
2.76%, 04/01/45 (a)	100,000	75,969
2.55%, 04/01/50 (a)	100,000	62,797
University of Miami
4.06%, 04/01/52	100,000	76,493
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	71,824
University of Southern California
3.03%, 10/01/39	150,000	119,149
3.84%, 10/01/47 (a)	150,000	116,285
2.95%, 10/01/51 (a)	100,000	62,776
4.98%, 10/01/53 (a)	100,000	90,066
3.23%, 10/01/20 (a)	100,000	54,997
Washington University
3.52%, 04/15/54 (a)	125,000	87,964
4.35%, 04/15/22 (a)	100,000	74,515
William Marsh Rice University
3.57%, 05/15/45	200,000	155,930
Yale University
1.48%, 04/15/30 (a)	50,000	44,136
4.70%, 04/15/32 (a)	100,000	100,512
2.40%, 04/15/50 (a)	100,000	57,153
		6,066,725
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	200,000	198,728
4.05%, 10/04/29 (a)	200,000	197,532
4.25%, 10/04/31 (a)	200,000	196,514
4.50%, 10/04/34 (a)	350,000	336,378
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	193,702
4.85%, 04/04/27 (a)	100,000	101,231
4.75%, 01/17/28 (a)	200,000	203,166
4.80%, 04/04/29 (a)	125,000	127,624
4.95%, 01/17/30 (a)	100,000	102,632
2.30%, 02/01/30 (a)	200,000	183,284
4.95%, 04/04/34 (a)	150,000	151,111
5.30%, 01/17/35 (a)	100,000	103,072
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	100,462
3.92%, 06/01/32 (a)	100,000	95,260
4.39%, 06/01/52 (a)	75,000	61,478
Alphabet, Inc.
2.00%, 08/15/26 (a)	400,000	390,088
0.80%, 08/15/27 (a)	150,000	139,995
4.00%, 05/15/30 (a)	150,000	148,581
1.10%, 08/15/30 (a)	450,000	384,768
4.50%, 05/15/35 (a)	250,000	242,910
1.90%, 08/15/40 (a)	250,000	163,632
2.05%, 08/15/50 (a)	400,000	217,620
5.25%, 05/15/55 (a)	250,000	241,687
2.25%, 08/15/60 (a)	375,000	196,237
5.30%, 05/15/65 (a)	250,000	239,482
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	133,938
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	98,908
3.45%, 06/15/27 (a)	100,000	98,570
1.70%, 10/01/28 (a)	200,000	183,762
2.10%, 10/01/31 (a)	200,000	172,806
5.05%, 04/01/34 (a)	100,000	100,851
2.80%, 10/01/41 (a)	200,000	142,514
2.95%, 10/01/51 (a)	200,000	125,866
5.30%, 04/01/54 (a)	100,000	93,765
Apple, Inc.
2.45%, 08/04/26 (a)	400,000	392,396
2.05%, 09/11/26 (a)	400,000	389,772
3.35%, 02/09/27 (a)	300,000	296,553
3.20%, 05/11/27 (a)	350,000	344,659
3.00%, 06/20/27 (a)	200,000	195,970
2.90%, 09/12/27 (a)	350,000	341,540
3.00%, 11/13/27 (a)	300,000	293,082
1.20%, 02/08/28 (a)	450,000	417,595
4.00%, 05/10/28 (a)	250,000	250,345
4.00%, 05/12/28 (a)	300,000	299,661
1.40%, 08/05/28 (a)	400,000	368,524
3.25%, 08/08/29 (a)	225,000	217,368
2.20%, 09/11/29 (a)	350,000	323,060
4.15%, 05/10/30 (a)	100,000	100,461
1.65%, 05/11/30 (a)	300,000	265,260
4.20%, 05/12/30 (a)	200,000	199,556
1.25%, 08/20/30 (a)	200,000	172,152
1.65%, 02/08/31 (a)	500,000	432,810
1.70%, 08/05/31 (a)	200,000	171,870
4.50%, 05/12/32 (a)	200,000	199,062
3.35%, 08/08/32 (a)	325,000	303,504
4.30%, 05/10/33 (a)	175,000	173,780
4.75%, 05/12/35 (a)	200,000	198,442
4.50%, 02/23/36 (a)	200,000	196,626
2.38%, 02/08/41 (a)	300,000	205,770
3.85%, 05/04/43	580,000	475,583
4.45%, 05/06/44	150,000	134,447
3.45%, 02/09/45	400,000	305,132
4.38%, 05/13/45	400,000	347,332
4.65%, 02/23/46 (a)	625,000	561,719
3.85%, 08/04/46 (a)	350,000	277,882
4.25%, 02/09/47 (a)	195,000	164,344
3.75%, 09/12/47 (a)	200,000	154,664
3.75%, 11/13/47 (a)	200,000	154,340
2.95%, 09/11/49 (a)	300,000	196,563
2.65%, 05/11/50 (a)	475,000	290,301
2.40%, 08/20/50 (a)	200,000	115,644
2.65%, 02/08/51 (a)	575,000	348,950
2.70%, 08/05/51 (a)	350,000	213,241
3.95%, 08/08/52 (a)	350,000	272,825
4.85%, 05/10/53 (a)	250,000	232,330
2.55%, 08/20/60 (a)	300,000	168,915
2.80%, 02/08/61 (a)	325,000	187,912
2.85%, 08/05/61 (a)	275,000	161,177
4.10%, 08/08/62 (a)	200,000	154,688
Applied Materials, Inc.
3.30%, 04/01/27 (a)	225,000	221,665
4.80%, 06/15/29 (a)	150,000	153,013
1.75%, 06/01/30 (a)	150,000	131,987
5.10%, 10/01/35 (a)	75,000	76,168
5.85%, 06/15/41	100,000	103,830
4.35%, 04/01/47 (a)	150,000	125,033
2.75%, 06/01/50 (a)	150,000	91,479
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	97,882
5.15%, 08/21/29 (a)	100,000	101,077

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 02/15/32 (a)	100,000	85,605
5.88%, 04/10/34 (a)	100,000	101,185
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	102,013
5.50%, 05/15/34 (a)	100,000	101,046
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	98,262
2.85%, 01/15/30 (a)	100,000	92,804
2.40%, 12/15/31 (a)	200,000	172,678
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	187,166
1.25%, 09/01/30 (a)	200,000	171,600
4.75%, 05/08/32 (a)	200,000	200,952
4.45%, 09/09/34 (a)	175,000	168,957
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	103,317
3.00%, 05/15/31 (a)	100,000	88,402
5.50%, 06/01/32 (a)	50,000	49,251
Baidu, Inc.
4.88%, 11/14/28 (a)	200,000	202,506
2.38%, 10/09/30 (a)	200,000	179,886
2.38%, 08/23/31 (a)	200,000	176,872
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	500,000	495,900
3.50%, 01/15/28 (a)	150,000	146,828
Broadcom, Inc.
3.46%, 09/15/26 (a)	156,000	154,050
5.05%, 07/12/27 (a)	225,000	227,970
1.95%, 02/15/28 (a)(d)	100,000	93,931
4.15%, 02/15/28 (a)	150,000	149,276
4.80%, 04/15/28 (a)	200,000	202,356
4.11%, 09/15/28 (a)	250,000	248,107
4.00%, 04/15/29 (a)(d)	150,000	147,332
4.75%, 04/15/29 (a)	300,000	302,337
5.05%, 07/12/29 (a)	400,000	407,360
4.35%, 02/15/30 (a)	250,000	247,122
5.00%, 04/15/30 (a)	150,000	152,358
5.05%, 04/15/30 (a)	150,000	152,463
4.15%, 11/15/30 (a)	400,000	390,152
2.45%, 02/15/31 (a)(d)	525,000	464,368
5.15%, 11/15/31 (a)	250,000	254,630
4.55%, 02/15/32 (a)	150,000	146,927
4.15%, 04/15/32 (a)(d)	250,000	238,150
5.20%, 04/15/32 (a)	200,000	203,208
4.30%, 11/15/32 (a)	350,000	335,324
2.60%, 02/15/33 (a)(d)	300,000	253,662
3.42%, 04/15/33 (a)(d)	450,000	401,656
3.47%, 04/15/34 (a)(d)	600,000	527,496
4.80%, 10/15/34 (a)	300,000	292,347
3.14%, 11/15/35 (a)(d)	625,000	518,131
3.19%, 11/15/36 (a)(d)	525,000	427,003
4.93%, 05/15/37 (a)(d)	463,000	441,966
3.50%, 02/15/41 (a)(d)	525,000	407,190
3.75%, 02/15/51 (a)(d)	350,000	253,855
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	98,539
2.90%, 12/01/29 (a)	150,000	138,816
2.60%, 05/01/31 (a)	200,000	176,338
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,648
4.30%, 09/10/29 (a)	200,000	198,636
4.70%, 09/10/34 (a)	175,000	170,305
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	193,998
4.25%, 04/01/28 (a)	200,000	196,972
3.25%, 02/15/29 (a)	100,000	93,987
5.10%, 03/01/30 (a)	100,000	99,994
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.57%, 12/01/31 (a)	200,000	181,586
5.55%, 08/22/34 (a)	100,000	98,678
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	96,118
4.95%, 03/14/30 (a)(d)	125,000	125,101
2.30%, 09/14/31 (a)	100,000	85,629
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	200,000	195,952
4.80%, 02/26/27 (a)	400,000	404,164
4.55%, 02/24/28 (a)	200,000	202,192
4.85%, 02/26/29 (a)	500,000	510,190
4.75%, 02/24/30 (a)	200,000	203,436
4.95%, 02/26/31 (a)	250,000	255,150
4.95%, 02/24/32 (a)	200,000	202,968
5.05%, 02/26/34 (a)	500,000	504,140
5.10%, 02/24/35 (a)	200,000	201,514
5.90%, 02/15/39	375,000	395,040
5.50%, 01/15/40	400,000	405,440
5.30%, 02/26/54 (a)	350,000	331,649
5.50%, 02/24/55 (a)	150,000	145,952
5.35%, 02/26/64 (a)	200,000	187,796
Concentrix Corp.
6.65%, 08/02/26 (a)	150,000	152,686
6.60%, 08/02/28 (a)	150,000	157,428
6.85%, 08/02/33 (a)	100,000	102,460
Corning, Inc.
5.75%, 08/15/40	100,000	99,191
4.75%, 03/15/42	100,000	87,099
5.35%, 11/15/48 (a)	100,000	91,041
3.90%, 11/15/49 (a)	100,000	73,356
4.38%, 11/15/57 (a)	150,000	114,864
5.85%, 11/15/68 (a)	50,000	46,587
5.45%, 11/15/79 (a)	190,000	164,886
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	414,000	417,871
4.90%, 10/01/26 (a)	350,000	351,067
6.10%, 07/15/27 (a)	100,000	102,891
5.25%, 02/01/28 (a)	200,000	204,238
4.75%, 04/01/28 (a)	175,000	175,814
5.30%, 10/01/29 (a)	300,000	306,210
4.35%, 02/01/30 (a)	150,000	147,455
5.00%, 04/01/30 (a)	175,000	175,957
6.20%, 07/15/30 (a)	100,000	105,989
5.30%, 04/01/32 (a)	175,000	175,929
5.75%, 02/01/33 (a)	200,000	207,060
5.40%, 04/15/34 (a)	175,000	175,444
4.85%, 02/01/35 (a)	150,000	142,242
5.50%, 04/01/35 (a)	175,000	172,944
8.10%, 07/15/36 (a)	189,000	223,649
3.38%, 12/15/41 (a)	150,000	109,002
8.35%, 07/15/46 (a)	139,000	171,933
3.45%, 12/15/51 (a)	150,000	99,296
Dell, Inc.
7.10%, 04/15/28	75,000	79,872
6.50%, 04/15/38	75,000	77,768
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	144,368
2.38%, 09/15/28 (a)	150,000	137,511
Equifax, Inc.
5.10%, 12/15/27 (a)	150,000	151,554
5.10%, 06/01/28 (a)	150,000	151,873
4.80%, 09/15/29 (a)	150,000	149,793
3.10%, 05/15/30 (a)	100,000	92,372
2.35%, 09/15/31 (a)	200,000	171,764
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	125,000	126,851

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix, Inc.
2.90%, 11/18/26 (a)	100,000	97,533
1.55%, 03/15/28 (a)	250,000	231,707
2.00%, 05/15/28 (a)	75,000	70,050
3.20%, 11/18/29 (a)	200,000	188,384
2.15%, 07/15/30 (a)	200,000	176,700
2.50%, 05/15/31 (a)	200,000	175,822
3.90%, 04/15/32 (a)	200,000	187,986
3.00%, 07/15/50 (a)	100,000	61,284
2.95%, 09/15/51 (a)	125,000	74,941
3.40%, 02/15/52 (a)	100,000	65,677
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	96,995
3.45%, 03/01/32 (a)	100,000	90,292
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	139,040
2.25%, 03/01/31 (a)	200,000	173,074
5.10%, 07/15/32 (a)	150,000	150,558
3.10%, 03/01/41 (a)	100,000	71,567
4.50%, 08/15/46 (a)	75,000	60,021
Fiserv, Inc.
3.20%, 07/01/26 (a)	400,000	394,332
5.15%, 03/15/27 (a)	150,000	151,621
2.25%, 06/01/27 (a)	250,000	239,317
5.45%, 03/02/28 (a)	150,000	153,462
5.38%, 08/21/28 (a)	150,000	153,592
4.20%, 10/01/28 (a)	150,000	148,446
3.50%, 07/01/29 (a)	575,000	548,573
4.75%, 03/15/30 (a)	150,000	149,643
2.65%, 06/01/30 (a)	150,000	135,722
5.35%, 03/15/31 (a)	75,000	76,710
5.60%, 03/02/33 (a)	175,000	178,377
5.63%, 08/21/33 (a)	250,000	254,660
5.45%, 03/15/34 (a)	150,000	150,576
5.15%, 08/12/34 (a)	150,000	147,075
4.40%, 07/01/49 (a)	375,000	294,675
Flex Ltd.
6.00%, 01/15/28 (a)	100,000	102,701
4.88%, 06/15/29 (a)	100,000	99,718
4.88%, 05/12/30 (a)	100,000	99,343
5.25%, 01/15/32 (a)	100,000	99,638
Fortinet, Inc.
2.20%, 03/15/31 (a)	100,000	87,048
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	150,000	154,869
Global Payments, Inc.
2.15%, 01/15/27 (a)	150,000	144,126
4.45%, 06/01/28 (a)	100,000	99,138
3.20%, 08/15/29 (a)	300,000	280,821
5.30%, 08/15/29 (a)	100,000	100,935
2.90%, 05/15/30 (a)	225,000	203,996
2.90%, 11/15/31 (a)	150,000	130,478
5.40%, 08/15/32 (a)	150,000	150,711
4.15%, 08/15/49 (a)	100,000	71,710
5.95%, 08/15/52 (a)	150,000	139,665
Hewlett Packard Enterprise Co.
4.45%, 09/25/26	200,000	199,724
4.40%, 09/25/27 (a)	200,000	199,788
5.25%, 07/01/28 (a)	100,000	101,907
4.55%, 10/15/29 (a)	300,000	297,609
4.85%, 10/15/31 (a)	250,000	248,032
5.00%, 10/15/34 (a)	350,000	340,970
6.20%, 10/15/35 (a)	150,000	155,887
6.35%, 10/15/45 (a)	262,000	262,244
5.60%, 10/15/54 (a)	300,000	280,125
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HP, Inc.
1.45%, 06/17/26 (a)	200,000	193,514
3.00%, 06/17/27 (a)	200,000	193,548
4.75%, 01/15/28 (a)	100,000	100,318
4.00%, 04/15/29 (a)	200,000	193,846
2.65%, 06/17/31 (a)	200,000	173,362
4.20%, 04/15/32 (a)	150,000	140,367
5.50%, 01/15/33 (a)	150,000	149,589
6.10%, 04/25/35 (a)	100,000	101,253
6.00%, 09/15/41	250,000	244,455
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	100,000	100,332
4.60%, 02/05/29 (a)	100,000	100,346
4.75%, 02/05/31 (a)	150,000	150,505
4.90%, 02/05/34 (a)	200,000	195,972
5.25%, 02/05/44 (a)	200,000	188,018
5.30%, 02/05/54 (a)	150,000	136,647
Intel Corp.
3.75%, 03/25/27 (a)	225,000	221,821
3.15%, 05/11/27 (a)	150,000	145,937
3.75%, 08/05/27 (a)	200,000	196,430
4.88%, 02/10/28 (a)	300,000	302,511
1.60%, 08/12/28 (a)	200,000	182,282
4.00%, 08/05/29 (a)	200,000	193,982
2.45%, 11/15/29 (a)	350,000	316,746
5.13%, 02/10/30 (a)	200,000	202,592
3.90%, 03/25/30 (a)	300,000	287,376
5.00%, 02/21/31 (a)	100,000	100,324
2.00%, 08/12/31 (a)	300,000	252,975
4.15%, 08/05/32 (a)	200,000	186,050
4.00%, 12/15/32	150,000	137,838
5.20%, 02/10/33 (a)	400,000	396,056
5.15%, 02/21/34 (a)	150,000	147,005
4.60%, 03/25/40 (a)	150,000	127,467
2.80%, 08/12/41 (a)	150,000	97,698
4.80%, 10/01/41	170,000	142,615
4.25%, 12/15/42	100,000	77,372
5.63%, 02/10/43 (a)	200,000	184,076
4.90%, 07/29/45 (a)	175,000	144,475
4.10%, 05/19/46 (a)	250,000	181,630
4.10%, 05/11/47 (a)	175,000	126,424
3.73%, 12/08/47 (a)	350,000	237,961
3.25%, 11/15/49 (a)	400,000	244,728
4.75%, 03/25/50 (a)	400,000	315,036
3.05%, 08/12/51 (a)	250,000	143,768
4.90%, 08/05/52 (a)	300,000	239,460
5.70%, 02/10/53 (a)	400,000	359,424
5.60%, 02/21/54 (a)	200,000	177,926
3.10%, 02/15/60 (a)	160,000	86,344
4.95%, 03/25/60 (a)	175,000	136,042
3.20%, 08/12/61 (a)	100,000	54,819
5.05%, 08/05/62 (a)	200,000	156,936
5.90%, 02/10/63 (a)	200,000	181,190
International Business Machines Corp.
3.30%, 01/27/27	150,000	147,560
2.20%, 02/09/27 (a)	150,000	144,723
1.70%, 05/15/27 (a)	200,000	190,356
4.15%, 07/27/27 (a)	150,000	149,319
6.22%, 08/01/27	130,000	135,216
4.50%, 02/06/28 (a)	200,000	201,250
4.65%, 02/10/28 (a)	175,000	176,276
3.50%, 05/15/29	500,000	482,645
4.80%, 02/10/30 (a)	175,000	176,610
1.95%, 05/15/30 (a)	200,000	176,462
2.72%, 02/09/32 (a)	100,000	87,904
5.00%, 02/10/32 (a)	175,000	176,360
4.40%, 07/27/32 (a)	200,000	193,988
5.88%, 11/29/32	100,000	106,363

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/06/33 (a)	150,000	148,466
5.20%, 02/10/35 (a)	175,000	174,345
4.15%, 05/15/39	350,000	301,644
5.60%, 11/30/39	150,000	150,615
2.85%, 05/15/40 (a)	100,000	71,925
4.00%, 06/20/42	200,000	162,198
4.70%, 02/19/46	150,000	128,975
4.25%, 05/15/49	500,000	395,150
2.95%, 05/15/50 (a)	100,000	61,848
3.43%, 02/09/52 (a)	150,000	99,978
4.90%, 07/27/52 (a)	150,000	129,885
5.10%, 02/06/53 (a)	150,000	133,857
5.70%, 02/10/55 (a)	175,000	168,577
7.13%, 12/01/96	75,000	88,757
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	202,240
1.35%, 07/15/27 (a)	150,000	141,371
5.13%, 09/15/28 (a)	100,000	102,763
1.65%, 07/15/30 (a)	100,000	87,374
5.20%, 09/15/33 (a)	200,000	204,702
5.50%, 09/15/53 (a)	225,000	217,849
Jabil, Inc.
3.60%, 01/15/30 (a)	100,000	94,236
3.00%, 01/15/31 (a)	200,000	179,466
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	96,482
5.95%, 03/15/41	100,000	97,358
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,314
3.00%, 10/30/29 (a)	100,000	93,040
5.35%, 07/30/30 (a)	150,000	153,192
4.95%, 10/15/34 (a)	100,000	97,404
KLA Corp.
4.10%, 03/15/29 (a)	100,000	99,279
4.65%, 07/15/32 (a)	200,000	198,804
4.70%, 02/01/34 (a)	100,000	98,089
5.00%, 03/15/49 (a)	75,000	67,418
3.30%, 03/01/50 (a)	100,000	67,790
4.95%, 07/15/52 (a)	275,000	244,516
5.25%, 07/15/62 (a)	150,000	136,100
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	144,707
3.15%, 10/15/31 (a)	150,000	133,197
6.35%, 02/20/34 (a)	100,000	105,016
4.10%, 10/15/41 (a)	100,000	77,205
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	147,986
1.90%, 06/15/30 (a)	200,000	176,416
4.88%, 03/15/49 (a)	150,000	133,121
2.88%, 06/15/50 (a)	100,000	62,921
3.13%, 06/15/60 (a)	75,000	44,984
Leidos, Inc.
4.38%, 05/15/30 (a)	150,000	146,279
2.30%, 02/15/31 (a)	200,000	172,830
5.40%, 03/15/32 (a)	75,000	75,674
5.75%, 03/15/33 (a)	100,000	102,854
5.50%, 03/15/35 (a)	100,000	99,876
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	100,000	94,333
4.88%, 06/22/28 (a)	100,000	100,444
5.75%, 02/15/29 (a)	100,000	103,373
2.95%, 04/15/31 (a)	100,000	89,421
5.95%, 09/15/33 (a)	100,000	103,439
Mastercard, Inc.
2.95%, 11/21/26 (a)	150,000	147,507
3.30%, 03/26/27 (a)	150,000	148,050
4.10%, 01/15/28 (a)	150,000	150,183
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/26/28 (a)	100,000	98,595
4.88%, 03/09/28 (a)	150,000	153,090
4.55%, 03/15/28 (a)	75,000	75,945
2.95%, 06/01/29 (a)	150,000	143,085
3.35%, 03/26/30 (a)	300,000	287,043
1.90%, 03/15/31 (a)	75,000	65,584
2.00%, 11/18/31 (a)	100,000	86,131
4.35%, 01/15/32 (a)	200,000	197,224
4.95%, 03/15/32 (a)	95,000	96,844
4.85%, 03/09/33 (a)	150,000	151,084
4.88%, 05/09/34 (a)	225,000	224,638
4.55%, 01/15/35 (a)	225,000	218,367
3.80%, 11/21/46 (a)	100,000	77,712
3.95%, 02/26/48 (a)	100,000	79,135
3.65%, 06/01/49 (a)	250,000	186,107
3.85%, 03/26/50 (a)	275,000	211,370
2.95%, 03/15/51 (a)	150,000	95,648
Microchip Technology, Inc.
4.90%, 03/15/28	175,000	175,695
5.05%, 03/15/29 (a)	150,000	151,134
5.05%, 02/15/30 (a)	175,000	175,646
Micron Technology, Inc.
5.38%, 04/15/28 (a)	200,000	204,142
5.33%, 02/06/29 (a)	100,000	101,514
6.75%, 11/01/29 (a)	200,000	213,964
4.66%, 02/15/30 (a)	150,000	148,082
5.30%, 01/15/31 (a)	150,000	150,928
2.70%, 04/15/32 (a)	200,000	170,558
5.65%, 11/01/32 (a)	75,000	76,197
5.88%, 02/09/33 (a)	150,000	153,607
5.88%, 09/15/33 (a)	100,000	102,685
5.80%, 01/15/35 (a)	200,000	201,762
6.05%, 11/01/35 (a)	200,000	203,992
3.37%, 11/01/41 (a)	100,000	71,248
3.48%, 11/01/51 (a)	100,000	65,736
Microsoft Corp.
2.40%, 08/08/26 (a)	750,000	735,465
3.40%, 09/15/26 (a)	150,000	148,761
3.30%, 02/06/27 (a)	750,000	741,510
3.40%, 06/15/27 (a)	75,000	74,276
1.35%, 09/15/30 (a)	100,000	86,727
3.50%, 02/12/35 (a)	250,000	230,740
4.20%, 11/03/35 (a)	150,000	146,279
3.45%, 08/08/36 (a)	350,000	309,869
4.10%, 02/06/37 (a)	150,000	141,498
5.20%, 06/01/39	75,000	77,599
4.50%, 10/01/40	100,000	95,282
5.30%, 02/08/41	100,000	104,107
3.50%, 11/15/42	75,000	60,396
3.75%, 02/12/45 (a)	100,000	82,869
4.45%, 11/03/45 (a)	175,000	158,191
3.70%, 08/08/46 (a)	349,000	277,539
4.25%, 02/06/47 (a)	200,000	176,464
4.50%, 06/15/47 (a)	100,000	89,351
2.53%, 06/01/50 (a)	1,150,000	699,959
2.50%, 09/15/50 (a)	250,000	150,652
2.92%, 03/17/52 (a)	1,125,000	733,522
4.00%, 02/12/55 (a)	100,000	79,368
3.95%, 08/08/56 (a)	50,000	39,115
4.50%, 02/06/57 (a)	150,000	132,468
2.68%, 06/01/60 (a)	729,000	422,558
3.04%, 03/17/62 (a)	345,000	217,747
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	97,591
4.25%, 02/01/29 (a)	75,000	74,563
2.00%, 08/19/31 (a)	200,000	171,154
5.00%, 08/05/34 (a)	100,000	99,462
2.75%, 08/19/41 (a)	100,000	68,452

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 07/15/44	100,000	92,932
4.88%, 12/17/48 (a)	100,000	87,303
3.25%, 05/20/50 (a)	100,000	65,244
3.75%, 02/25/52 (a)	50,000	36,276
3.10%, 11/29/61 (a)	100,000	59,903
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	150,269
5.00%, 04/15/29 (a)	50,000	50,560
4.60%, 05/23/29 (a)	150,000	149,840
2.30%, 11/15/30 (a)	175,000	153,863
2.75%, 05/24/31 (a)	150,000	132,998
5.60%, 06/01/32 (a)	100,000	102,847
5.40%, 04/15/34 (a)	200,000	200,958
5.50%, 09/01/44	50,000	47,496
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	143,418
2.70%, 06/22/30 (a)	100,000	90,111
5.50%, 03/17/32 (a)	100,000	101,358
5.70%, 03/17/35 (a)	100,000	100,600
Nokia OYJ
4.38%, 06/12/27	100,000	99,374
6.63%, 05/15/39	100,000	101,828
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	197,766
1.55%, 06/15/28 (a)	200,000	185,936
2.85%, 04/01/30 (a)	250,000	235,270
2.00%, 06/15/31 (a)	225,000	197,446
3.50%, 04/01/40 (a)	200,000	164,792
3.50%, 04/01/50 (a)	425,000	311,767
3.70%, 04/01/60 (a)	100,000	71,844
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	100,000	102,518
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	150,000	148,878
3.15%, 05/01/27 (a)	100,000	97,445
4.40%, 06/01/27 (a)	100,000	99,887
4.30%, 06/18/29 (a)	150,000	147,177
3.40%, 05/01/30 (a)	200,000	186,852
2.50%, 05/11/31 (a)	200,000	173,154
2.65%, 02/15/32 (a)	200,000	170,572
5.00%, 01/15/33 (a)	200,000	195,224
3.25%, 05/11/41 (a)	175,000	124,653
3.13%, 02/15/42 (a)	100,000	68,995
3.25%, 11/30/51 (a)	100,000	62,130
Oracle Corp.
2.65%, 07/15/26 (a)	575,000	562,856
2.80%, 04/01/27 (a)	400,000	388,652
3.25%, 11/15/27 (a)	500,000	486,460
2.30%, 03/25/28 (a)	350,000	330,718
4.50%, 05/06/28 (a)	200,000	200,966
4.80%, 08/03/28 (a)	300,000	303,150
4.20%, 09/27/29 (a)	300,000	295,662
6.15%, 11/09/29 (a)	250,000	265,535
2.95%, 04/01/30 (a)	600,000	555,924
4.65%, 05/06/30 (a)	150,000	150,216
3.25%, 05/15/30 (a)	150,000	140,625
2.88%, 03/25/31 (a)	500,000	451,205
5.25%, 02/03/32 (a)	200,000	203,044
6.25%, 11/09/32 (a)	400,000	427,064
4.90%, 02/06/33 (a)	250,000	246,700
4.30%, 07/08/34 (a)	300,000	279,366
4.70%, 09/27/34 (a)	300,000	286,332
3.90%, 05/15/35 (a)	250,000	222,005
5.50%, 08/03/35 (a)	350,000	351,893
3.85%, 07/15/36 (a)	200,000	172,482
3.80%, 11/15/37 (a)	300,000	250,413
6.50%, 04/15/38	275,000	293,015
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 07/08/39	250,000	256,805
3.60%, 04/01/40 (a)	550,000	429,792
5.38%, 07/15/40	400,000	379,168
3.65%, 03/25/41 (a)	400,000	307,200
4.50%, 07/08/44 (a)	205,000	169,049
4.13%, 05/15/45 (a)	350,000	270,273
4.00%, 07/15/46 (a)	545,000	409,159
4.00%, 11/15/47 (a)	400,000	297,736
3.60%, 04/01/50 (a)	875,000	594,431
3.95%, 03/25/51 (a)	600,000	430,266
6.90%, 11/09/52 (a)	450,000	486,198
5.55%, 02/06/53 (a)	400,000	366,288
5.38%, 09/27/54 (a)	300,000	266,640
4.38%, 05/15/55 (a)	225,000	170,768
6.00%, 08/03/55 (a)	350,000	339,762
3.85%, 04/01/60 (a)	650,000	433,374
4.10%, 03/25/61 (a)	275,000	192,241
5.50%, 09/27/64 (a)	225,000	198,250
6.13%, 08/03/65 (a)	200,000	194,276
Paychex, Inc.
5.10%, 04/15/30 (a)	250,000	253,470
5.35%, 04/15/32 (a)	250,000	253,810
5.60%, 04/15/35 (a)	200,000	203,486
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	200,000	195,842
3.90%, 06/01/27 (a)	100,000	99,341
2.85%, 10/01/29 (a)	300,000	280,758
2.30%, 06/01/30 (a)	200,000	180,130
4.40%, 06/01/32 (a)	200,000	195,062
5.15%, 06/01/34 (a)	150,000	149,837
5.10%, 04/01/35 (a)	100,000	98,690
3.25%, 06/01/50 (a)	150,000	98,259
5.05%, 06/01/52 (a)	200,000	178,034
5.50%, 06/01/54 (a)	75,000	70,871
5.25%, 06/01/62 (a)	125,000	110,498
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	192,240
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	350,000	344,267
1.30%, 05/20/28 (a)	117,000	107,936
2.15%, 05/20/30 (a)	200,000	180,106
4.50%, 05/20/30 (a)	100,000	100,231
1.65%, 05/20/32 (a)	208,000	170,610
4.25%, 05/20/32 (a)	100,000	97,851
4.75%, 05/20/32 (a)	100,000	99,905
5.40%, 05/20/33 (a)	150,000	156,342
4.65%, 05/20/35 (a)	175,000	171,684
5.00%, 05/20/35 (a)	100,000	99,381
4.80%, 05/20/45 (a)	250,000	222,932
4.30%, 05/20/47 (a)	300,000	245,652
3.25%, 05/20/50 (a)	175,000	117,528
4.50%, 05/20/52 (a)	200,000	164,802
6.00%, 05/20/53 (a)	225,000	231,293
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	148,074
4.75%, 03/27/30 (a)	150,000	151,357
3.00%, 05/22/30 (a)	175,000	163,369
4.75%, 05/20/32 (a)	100,000	99,345
5.25%, 03/27/35 (a)	100,000	100,511
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	150,000	148,686
1.40%, 09/15/27 (a)	150,000	140,201
4.20%, 09/15/28 (a)	150,000	148,994
2.95%, 09/15/29 (a)	100,000	93,590
4.50%, 10/15/29 (a)	100,000	99,496
2.00%, 06/30/30 (a)	100,000	87,956
1.75%, 02/15/31 (a)	200,000	169,546

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/15/32 (a)	100,000	98,906
4.90%, 10/15/34 (a)	200,000	194,454
S&P Global, Inc.
2.95%, 01/22/27 (a)	100,000	98,048
2.45%, 03/01/27 (a)	200,000	194,014
4.75%, 08/01/28 (a)	150,000	151,524
2.70%, 03/01/29 (a)	250,000	235,595
4.25%, 05/01/29 (a)	175,000	173,964
2.50%, 12/01/29 (a)	100,000	92,292
1.25%, 08/15/30 (a)	50,000	42,646
2.90%, 03/01/32 (a)	300,000	269,142
5.25%, 09/15/33 (a)	150,000	153,928
3.25%, 12/01/49 (a)	100,000	69,215
3.70%, 03/01/52 (a)	150,000	110,984
2.30%, 08/15/60 (a)	100,000	49,605
3.90%, 03/01/62 (a)	100,000	72,810
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	296,736
1.50%, 07/15/28 (a)	150,000	138,536
1.95%, 07/15/31 (a)	300,000	259,977
2.70%, 07/15/41 (a)	250,000	174,990
2.90%, 07/15/51 (a)	350,000	217,969
3.05%, 07/15/61 (a)	200,000	118,126
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	256,734
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	96,857
3.00%, 06/01/31 (a)	100,000	86,973
Synopsys, Inc.
4.55%, 04/01/27	175,000	175,292
4.65%, 04/01/28 (a)	175,000	176,106
4.85%, 04/01/30 (a)	350,000	353,104
5.00%, 04/01/32 (a)	275,000	275,503
5.15%, 04/01/35 (a)	400,000	396,320
5.70%, 04/01/55 (a)	350,000	334,852
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	144,437
2.38%, 08/09/28 (a)	100,000	92,874
2.65%, 08/09/31 (a)	100,000	84,897
6.10%, 04/12/34 (a)	100,000	102,756
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	134,204
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	175,436
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	50,000	48,109
4.60%, 02/08/27 (a)	125,000	125,834
2.90%, 11/03/27 (a)	75,000	72,914
4.60%, 02/15/28 (a)	150,000	151,809
4.60%, 02/08/29 (a)	125,000	126,454
2.25%, 09/04/29 (a)	100,000	92,123
1.75%, 05/04/30 (a)	100,000	88,434
4.50%, 05/23/30 (a)	100,000	100,329
1.90%, 09/15/31 (a)	100,000	86,112
3.65%, 08/16/32 (a)	100,000	93,445
4.90%, 03/14/33 (a)	200,000	201,984
4.85%, 02/08/34 (a)	100,000	100,075
5.10%, 05/23/35 (a)	100,000	100,496
3.88%, 03/15/39 (a)	150,000	129,875
4.15%, 05/15/48 (a)	300,000	240,378
2.70%, 09/15/51 (a)	100,000	59,184
4.10%, 08/16/52 (a)	75,000	57,678
5.00%, 03/14/53 (a)	100,000	89,705
5.15%, 02/08/54 (a)	150,000	137,480
5.05%, 05/18/63 (a)	300,000	265,155
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TR Finance LLC
5.50%, 08/15/35	100,000	99,179
5.85%, 04/15/40	100,000	100,844
5.65%, 11/23/43 (a)	75,000	70,539
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	100,961
6.10%, 03/15/33 (a)	150,000	156,772
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	240,780
3.88%, 04/22/27 (a)	200,000	197,998
4.13%, 04/22/29 (a)	200,000	197,812
2.50%, 10/25/31 (a)	250,000	221,082
4.25%, 04/22/32 (a)	200,000	194,598
3.13%, 10/25/41 (a)	250,000	190,207
4.50%, 04/22/52 (a)(c)	200,000	176,390
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	97,282
4.50%, 02/09/31 (a)	100,000	98,671
2.50%, 02/04/32 (a)	100,000	86,291
5.00%, 05/09/35 (a)	100,000	97,824
7.13%, 10/01/37	100,000	114,212
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	149,876
2.70%, 06/15/31 (a)	100,000	88,025
5.25%, 06/01/32 (a)	100,000	100,855
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	147,782
5.75%, 04/01/33 (a)	100,000	104,117
5.25%, 06/05/34 (a)	100,000	100,408
5.25%, 03/15/35 (a)	125,000	123,908
5.50%, 06/15/45 (a)	50,000	47,004
3.63%, 05/15/50 (a)	100,000	69,623
Visa, Inc.
1.90%, 04/15/27 (a)	300,000	288,474
0.75%, 08/15/27 (a)	150,000	140,054
2.75%, 09/15/27 (a)	150,000	145,820
2.05%, 04/15/30 (a)	300,000	270,906
1.10%, 02/15/31 (a)	200,000	169,176
4.15%, 12/14/35 (a)	180,000	169,596
2.70%, 04/15/40 (a)	150,000	111,471
4.30%, 12/14/45 (a)	670,000	572,140
3.65%, 09/15/47 (a)	100,000	76,411
2.00%, 08/15/50 (a)	250,000	133,710
VMware LLC
1.40%, 08/15/26 (a)	250,000	240,757
4.65%, 05/15/27 (a)	125,000	125,226
3.90%, 08/21/27 (a)	200,000	197,350
1.80%, 08/15/28 (a)	200,000	183,214
4.70%, 05/15/30 (a)	150,000	149,252
2.20%, 08/15/31 (a)	250,000	213,597
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	91,505
3.10%, 02/01/32 (a)	100,000	86,602
Western Union Co.
6.20%, 11/17/36	100,000	101,050
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	196,668
3.70%, 04/01/29 (a)	150,000	145,323
3.80%, 04/01/32 (a)	225,000	208,865
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	181,664
		122,344,825
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	129,891	113,011

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	114,723	110,904
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	119,134	114,562
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	122,753	116,193
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	92,250	88,435
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	87,445	79,442
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	100,000	98,395
6.20%, 08/15/36	50,000	54,408
6.15%, 05/01/37	100,000	107,111
5.75%, 05/01/40 (a)	100,000	102,140
5.05%, 03/01/41 (a)	100,000	94,259
5.40%, 06/01/41 (a)	100,000	97,176
4.95%, 09/15/41 (a)	100,000	92,398
4.40%, 03/15/42 (a)	100,000	86,407
4.38%, 09/01/42 (a)	150,000	128,268
4.45%, 03/15/43 (a)	200,000	172,564
5.15%, 09/01/43 (a)	100,000	94,572
4.90%, 04/01/44 (a)	175,000	160,113
4.55%, 09/01/44 (a)	165,000	143,020
4.15%, 04/01/45 (a)	250,000	204,697
4.70%, 09/01/45 (a)	100,000	87,882
3.90%, 08/01/46 (a)	100,000	78,037
4.13%, 06/15/47 (a)	100,000	80,457
4.05%, 06/15/48 (a)	150,000	118,415
4.15%, 12/15/48 (a)	200,000	160,240
3.55%, 02/15/50 (a)	100,000	71,800
3.05%, 02/15/51 (a)	100,000	64,593
3.30%, 09/15/51 (a)	200,000	134,998
2.88%, 06/15/52 (a)	150,000	92,024
4.45%, 01/15/53 (a)	200,000	165,488
5.20%, 04/15/54 (a)	300,000	277,806
5.50%, 03/15/55 (a)	200,000	193,866
Canadian National Railway Co.
6.90%, 07/15/28	150,000	161,304
3.85%, 08/05/32 (a)	150,000	140,325
5.85%, 11/01/33 (a)	100,000	105,280
4.38%, 09/18/34 (a)	150,000	142,252
6.20%, 06/01/36	150,000	160,804
3.20%, 08/02/46 (a)	150,000	104,318
3.65%, 02/03/48 (a)	100,000	74,326
4.45%, 01/20/49 (a)	150,000	126,279
2.45%, 05/01/50 (a)	200,000	114,302
4.40%, 08/05/52 (a)	100,000	82,319
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	100,000	96,161
4.00%, 06/01/28 (a)	100,000	98,989
2.88%, 11/15/29 (a)	100,000	93,110
2.05%, 03/05/30 (a)	100,000	89,169
7.13%, 10/15/31	75,000	83,610
2.45%, 12/02/31 (a)	300,000	260,007
4.80%, 09/15/35 (a)	50,000	48,003
5.95%, 05/15/37	100,000	103,657
3.00%, 12/02/41 (a)	200,000	142,214
4.30%, 05/15/43 (a)	100,000	84,057
4.80%, 08/01/45 (a)	100,000	87,468
4.95%, 08/15/45 (a)	100,000	89,209
4.70%, 05/01/48 (a)	75,000	63,857
3.50%, 05/01/50 (a)	100,000	69,213
3.10%, 12/02/51 (a)	325,000	208,523
4.20%, 11/15/69 (a)	100,000	72,193
6.13%, 09/15/15 (a)	200,000	195,606
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	147,637
CSX Corp.
2.60%, 11/01/26 (a)	100,000	97,517
3.25%, 06/01/27 (a)	150,000	146,970
3.80%, 03/01/28 (a)	200,000	197,368
4.25%, 03/15/29 (a)	150,000	149,112
2.40%, 02/15/30 (a)	100,000	91,384
4.10%, 11/15/32 (a)	150,000	143,020
5.20%, 11/15/33 (a)	150,000	152,340
6.00%, 10/01/36	75,000	79,028
6.15%, 05/01/37	150,000	159,123
6.22%, 04/30/40	100,000	105,657
5.50%, 04/15/41 (a)	100,000	97,800
4.75%, 05/30/42 (a)	150,000	133,885
4.10%, 03/15/44 (a)	200,000	162,020
3.80%, 11/01/46 (a)	100,000	75,755
4.30%, 03/01/48 (a)	100,000	80,936
4.75%, 11/15/48 (a)	100,000	86,403
4.50%, 03/15/49 (a)	150,000	124,566
3.35%, 09/15/49 (a)	100,000	68,062
3.80%, 04/15/50 (a)	100,000	73,961
3.95%, 05/01/50 (a)	100,000	75,914
2.50%, 05/15/51 (a)	100,000	56,346
4.50%, 11/15/52 (a)	175,000	144,107
4.50%, 08/01/54 (a)	100,000	81,593
4.90%, 03/15/55 (a)	100,000	87,284
4.25%, 11/01/66 (a)	100,000	74,599
4.65%, 03/01/68 (a)	125,000	99,685
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	73,093	68,747
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	74,197
3.75%, 10/28/29 (a)	175,000	164,941
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	189,843	160,719
FedEx Corp.
3.40%, 02/15/28 (a)(d)	150,000	145,170
3.10%, 08/05/29 (a)(d)	200,000	187,444
4.25%, 05/15/30 (a)(d)	150,000	145,722
2.40%, 05/15/31 (a)(d)	150,000	129,349
4.90%, 01/15/34 (d)	75,000	71,118
3.90%, 02/01/35 (d)	50,000	43,631
3.25%, 05/15/41 (a)(d)	100,000	69,348
3.88%, 08/01/42 (d)	75,000	55,532
4.10%, 04/15/43 (d)	100,000	76,046
5.10%, 01/15/44 (d)	75,000	64,032
4.10%, 02/01/45 (d)	150,000	111,389
4.75%, 11/15/45 (a)(d)	125,000	102,025
4.55%, 04/01/46 (a)(d)	225,000	178,751
4.40%, 01/15/47 (a)(d)	100,000	76,623
4.05%, 02/15/48 (a)(d)	150,000	107,898
4.95%, 10/17/48 (a)(d)	150,000	122,888
5.25%, 05/15/50 (a)(d)	225,000	193,981
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	72,261
6.25%, 05/06/29 (a)	100,000	102,575
2.65%, 07/15/31 (a)	100,000	84,776
6.50%, 05/06/34 (a)	75,000	76,817
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	150,999
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	74,395	63,913
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	70,553	64,777
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	98,437

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	200,000	196,934
3.15%, 06/01/27 (a)	50,000	48,826
3.80%, 08/01/28 (a)	150,000	147,607
2.55%, 11/01/29 (a)	100,000	91,935
5.05%, 08/01/30 (a)	100,000	102,344
3.00%, 03/15/32 (a)	100,000	89,430
4.45%, 03/01/33 (a)	100,000	96,271
5.55%, 03/15/34 (a)	75,000	77,277
4.84%, 10/01/41	100,000	89,688
3.95%, 10/01/42 (a)	130,000	103,541
4.45%, 06/15/45 (a)	150,000	124,999
4.65%, 01/15/46 (a)	150,000	128,185
3.94%, 11/01/47 (a)	125,000	94,948
4.15%, 02/28/48 (a)	100,000	78,386
4.10%, 05/15/49 (a)	100,000	76,876
3.40%, 11/01/49 (a)	100,000	68,122
3.05%, 05/15/50 (a)	100,000	63,662
2.90%, 08/25/51 (a)	100,000	61,035
4.05%, 08/15/52 (a)	150,000	113,109
3.70%, 03/15/53 (a)	75,000	52,907
4.55%, 06/01/53 (a)	150,000	123,072
5.35%, 08/01/54 (a)	200,000	187,256
3.16%, 05/15/55 (a)	125,000	77,573
5.95%, 03/15/64 (a)	100,000	99,513
5.10%, 08/01/18 (a)	50,000	41,444
4.10%, 05/15/21 (a)	100,000	67,301
Ryder System, Inc.
2.90%, 12/01/26 (a)	100,000	97,411
2.85%, 03/01/27 (a)	100,000	96,950
5.30%, 03/15/27 (a)	75,000	75,944
5.65%, 03/01/28 (a)	100,000	102,771
5.25%, 06/01/28 (a)	100,000	101,962
6.30%, 12/01/28 (a)	100,000	105,063
5.38%, 03/15/29 (a)	100,000	102,333
5.50%, 06/01/29 (a)	75,000	76,971
4.95%, 09/01/29 (a)	75,000	75,247
4.90%, 12/01/29 (a)	75,000	75,174
5.00%, 03/15/30 (a)	75,000	75,278
6.60%, 12/01/33 (a)	100,000	108,130
Southwest Airlines Co.
3.00%, 11/15/26 (a)	95,000	92,639
5.13%, 06/15/27 (a)	300,000	301,914
3.45%, 11/16/27 (a)	100,000	96,849
2.63%, 02/10/30 (a)	75,000	67,510
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	84,778
Union Pacific Corp.
3.00%, 04/15/27 (a)	100,000	97,775
3.95%, 09/10/28 (a)	250,000	247,692
3.70%, 03/01/29 (a)	150,000	147,126
2.40%, 02/05/30 (a)	200,000	182,952
2.38%, 05/20/31 (a)	200,000	177,664
2.80%, 02/14/32 (a)	250,000	222,522
4.50%, 01/20/33 (a)	200,000	195,942
3.38%, 02/01/35 (a)	75,000	65,912
5.10%, 02/20/35 (a)	175,000	175,562
2.89%, 04/06/36 (a)	150,000	122,199
3.60%, 09/15/37 (a)	150,000	127,854
3.55%, 08/15/39 (a)	100,000	81,775
3.20%, 05/20/41 (a)	200,000	149,300
3.38%, 02/14/42 (a)	75,000	56,676
4.05%, 11/15/45 (a)	75,000	59,808
4.05%, 03/01/46 (a)	150,000	119,321
3.35%, 08/15/46 (a)	75,000	52,822
4.00%, 04/15/47 (a)	75,000	58,658
4.50%, 09/10/48 (a)	100,000	83,345
4.30%, 03/01/49 (a)	100,000	80,900
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 02/05/50 (a)	350,000	235,648
3.80%, 10/01/51 (a)	150,000	109,976
2.95%, 03/10/52 (a)	100,000	61,938
4.95%, 09/09/52 (a)	150,000	134,071
3.50%, 02/14/53 (a)	250,000	172,385
4.95%, 05/15/53 (a)	100,000	89,031
5.60%, 12/01/54 (a)	175,000	169,853
3.88%, 02/01/55 (a)	50,000	36,310
3.95%, 08/15/59 (a)	100,000	71,602
3.84%, 03/20/60 (a)	350,000	245,168
3.55%, 05/20/61 (a)	100,000	64,939
2.97%, 09/16/62 (a)	150,000	84,651
5.15%, 01/20/63 (a)	100,000	88,792
4.10%, 09/15/67 (a)	100,000	71,958
3.75%, 02/05/70 (a)	125,000	82,709
3.80%, 04/06/71 (a)	150,000	99,663
3.85%, 02/14/72 (a)	100,000	67,470
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	70,824	69,832
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	90,638	85,841
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	62,362	58,309
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	102,044	95,434
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	65,759	62,240
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	75,689	66,836
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	198,748	202,019
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	286,594	286,852
United Airlines Pass-Through Trust
5.45%, 08/15/38	148,695	147,404
5.88%, 08/15/38	74,347	72,727
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	100,000	97,438
3.05%, 11/15/27 (a)	250,000	243,672
3.40%, 03/15/29 (a)	100,000	96,804
2.50%, 09/01/29 (a)	75,000	69,513
4.45%, 04/01/30 (a)	150,000	150,637
4.65%, 10/15/30 (a)	100,000	100,469
4.88%, 03/03/33 (a)	150,000	150,165
5.15%, 05/22/34 (a)	150,000	151,447
5.25%, 05/14/35 (a)	200,000	200,246
6.20%, 01/15/38	295,000	314,750
5.20%, 04/01/40 (a)	100,000	95,473
4.88%, 11/15/40 (a)	100,000	91,981
3.63%, 10/01/42	75,000	56,939
3.40%, 11/15/46 (a)	100,000	70,074
3.75%, 11/15/47 (a)	225,000	165,771
4.25%, 03/15/49 (a)	100,000	78,768
3.40%, 09/01/49 (a)	100,000	67,867
5.30%, 04/01/50 (a)	225,000	207,094
5.05%, 03/03/53 (a)	200,000	176,542
5.50%, 05/22/54 (a)	225,000	212,524
5.95%, 05/14/55 (a)	200,000	199,148
5.60%, 05/22/64 (a)	100,000	93,303
6.05%, 05/14/65 (a)	200,000	199,248
		26,004,915
		725,089,624

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	98,009
5.45%, 05/15/29 (a)	100,000	102,422
2.10%, 07/01/30 (a)	175,000	153,223
5.70%, 05/15/34 (a)	100,000	100,412
3.80%, 10/01/47 (a)	75,000	53,309
4.15%, 05/01/49 (a)	100,000	73,334
3.45%, 05/15/51 (a)	100,000	65,314
5.25%, 05/15/52 (a)	100,000	87,447
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	74,414
5.38%, 06/15/35 (a)	100,000	100,512
3.75%, 12/01/47 (a)	150,000	110,666
4.25%, 09/15/48 (a)	100,000	78,646
3.80%, 06/15/49 (a)	100,000	71,675
3.15%, 09/15/49 (a)	75,000	48,752
3.65%, 04/01/50 (a)	100,000	71,510
4.50%, 06/15/52 (a)	100,000	81,372
5.40%, 03/15/53 (a)	100,000	93,323
AES Corp.
5.45%, 06/01/28 (a)	200,000	202,762
2.45%, 01/15/31 (a)	200,000	171,128
5.80%, 03/15/32 (a)	150,000	148,801
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	99,060
1.45%, 09/15/30 (a)	150,000	128,856
3.05%, 03/15/32 (a)	150,000	134,946
3.94%, 09/01/32 (a)	75,000	70,698
5.85%, 11/15/33 (a)	75,000	78,976
6.00%, 03/01/39	100,000	105,759
3.85%, 12/01/42	150,000	118,097
4.15%, 08/15/44 (a)	100,000	80,864
3.75%, 03/01/45 (a)	100,000	76,269
3.70%, 12/01/47 (a)	100,000	73,927
4.30%, 07/15/48 (a)	150,000	121,350
3.45%, 10/01/49 (a)	100,000	69,124
3.13%, 07/15/51 (a)	100,000	63,978
3.00%, 03/15/52 (a)	150,000	93,987
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	200,000	201,104
Ameren Corp.
5.70%, 12/01/26 (a)	100,000	101,599
1.95%, 03/15/27 (a)	150,000	143,731
1.75%, 03/15/28 (a)	50,000	46,379
5.00%, 01/15/29 (a)	100,000	101,191
3.50%, 01/15/31 (a)	200,000	186,762
5.38%, 03/15/35 (a)	150,000	148,588
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	74,187
3.85%, 09/01/32 (a)	100,000	93,201
4.95%, 06/01/33 (a)	100,000	99,630
4.15%, 03/15/46 (a)	150,000	120,438
3.70%, 12/01/47 (a)	100,000	73,477
4.50%, 03/15/49 (a)	100,000	82,458
3.25%, 03/15/50 (a)	75,000	49,445
2.90%, 06/15/51 (a)	100,000	60,890
5.90%, 12/01/52 (a)	50,000	50,159
5.55%, 07/01/54 (a)	100,000	95,256
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	154,548
3.20%, 11/13/27 (a)	150,000	145,732
4.30%, 12/01/28 (a)	100,000	99,158
5.20%, 01/15/29 (a)	150,000	152,970
2.30%, 03/01/30 (a)	150,000	134,295
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 11/01/32 (a)	100,000	104,413
5.63%, 03/01/33 (a)	150,000	153,796
3.25%, 03/01/50 (a)	75,000	47,468
6.95%, 12/15/54 (a)(b)	100,000	102,614
7.05%, 12/15/54 (a)(b)	75,000	77,144
3.88%, 02/15/62 (a)(b)	150,000	143,220
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	97,730
2.70%, 04/01/31 (a)	150,000	132,783
5.65%, 04/01/34 (a)	100,000	101,018
7.00%, 04/01/38	100,000	109,687
4.50%, 03/01/49 (a)	100,000	77,826
3.70%, 05/01/50 (a)	100,000	67,849
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	92,276
6.35%, 12/15/32 (a)	100,000	105,958
5.55%, 08/01/33 (a)	150,000	151,255
5.70%, 08/15/34 (a)	150,000	152,196
4.50%, 04/01/42 (a)	150,000	124,877
4.25%, 03/01/49 (a)	100,000	75,535
3.35%, 05/15/50 (a)	250,000	164,377
2.65%, 09/15/50 (a)	150,000	85,757
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	99,043
2.30%, 03/15/31 (a)	100,000	87,831
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	96,614
Avista Corp.
4.35%, 06/01/48 (a)	100,000	79,073
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	87,761
5.30%, 06/01/34 (a)	75,000	75,746
5.45%, 06/01/35 (a)	100,000	100,828
6.35%, 10/01/36	100,000	107,222
3.50%, 08/15/46 (a)	150,000	107,129
4.25%, 09/15/48 (a)	100,000	79,294
3.20%, 09/15/49 (a)	75,000	49,232
4.55%, 06/01/52 (a)	100,000	81,511
5.40%, 06/01/53 (a)	150,000	138,606
5.65%, 06/01/54 (a)	75,000	72,259
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	146,076
3.70%, 07/15/30 (a)	150,000	144,423
1.65%, 05/15/31 (a)	75,000	63,034
6.13%, 04/01/36	298,000	314,184
5.95%, 05/15/37	100,000	104,557
5.15%, 11/15/43 (a)	200,000	184,132
4.50%, 02/01/45 (a)	150,000	125,618
3.80%, 07/15/48 (a)	150,000	109,625
4.45%, 01/15/49 (a)	175,000	140,474
4.25%, 10/15/50 (a)	175,000	134,914
2.85%, 05/15/51 (a)	250,000	147,992
4.60%, 05/01/53 (a)	200,000	162,328
Black Hills Corp.
3.15%, 01/15/27 (a)	150,000	146,509
5.95%, 03/15/28 (a)	75,000	77,621
2.50%, 06/15/30 (a)	50,000	44,526
4.35%, 05/01/33 (a)	150,000	139,671
6.15%, 05/15/34 (a)	75,000	77,270
6.00%, 01/15/35 (a)	75,000	76,574
3.88%, 10/15/49 (a)	100,000	71,013
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	146,629
5.20%, 10/01/28 (a)	100,000	102,424
2.35%, 04/01/31 (a)	100,000	88,034
4.45%, 10/01/32 (a)	150,000	145,249
4.95%, 04/01/33 (a)	100,000	99,184

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 03/01/34 (a)	100,000	99,461
5.05%, 03/01/35 (a)	100,000	98,494
4.50%, 04/01/44 (a)	100,000	85,047
3.95%, 03/01/48 (a)	75,000	56,752
4.25%, 02/01/49 (a)	100,000	78,935
2.90%, 07/01/50 (a)	200,000	123,888
3.35%, 04/01/51 (a)	150,000	101,759
3.60%, 03/01/52 (a)	100,000	70,189
4.85%, 10/01/52 (a)	75,000	64,914
5.30%, 04/01/53 (a)	75,000	68,789
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	75,000	72,735
5.40%, 06/01/29 (a)	150,000	154,272
2.95%, 03/01/30 (a)	100,000	92,457
2.65%, 06/01/31 (a)	75,000	65,720
6.85%, 02/15/55 (a)(b)	75,000	76,476
7.00%, 02/15/55 (a)(b)	75,000	77,188
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	75,000	61,934
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	76,790
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	97,827
4.88%, 03/01/44 (a)	100,000	86,983
4.75%, 06/01/50 (a)(b)	100,000	94,655
6.50%, 06/01/55 (a)(b)	175,000	172,900
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	98,133
2.95%, 08/15/27 (a)	150,000	145,827
2.20%, 03/01/30 (a)	100,000	90,194
5.30%, 06/01/34 (a)	100,000	101,025
5.90%, 03/15/36	150,000	156,894
3.80%, 10/01/42 (a)	100,000	77,865
4.60%, 08/15/43 (a)	100,000	85,977
4.70%, 01/15/44 (a)	100,000	87,503
3.70%, 03/01/45 (a)	100,000	75,502
4.35%, 11/15/45 (a)	100,000	82,405
3.65%, 06/15/46 (a)	100,000	73,420
3.75%, 08/15/47 (a)	150,000	110,334
4.00%, 03/01/48 (a)	150,000	114,531
4.00%, 03/01/49 (a)	150,000	113,313
3.20%, 11/15/49 (a)	100,000	65,229
3.00%, 03/01/50 (a)	150,000	93,960
3.13%, 03/15/51 (a)	100,000	63,907
5.30%, 02/01/53 (a)	100,000	91,480
5.65%, 06/01/54 (a)	100,000	96,397
5.95%, 06/01/55 (a)	100,000	100,351
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	75,000	75,527
4.95%, 01/15/30 (a)	100,000	101,574
2.05%, 07/01/31 (a)	100,000	86,136
4.90%, 07/01/33 (a)	75,000	74,200
4.95%, 08/15/34 (a)	75,000	73,675
4.30%, 04/15/44 (a)	75,000	61,995
4.00%, 04/01/48 (a)	150,000	114,821
5.25%, 01/15/53 (a)	150,000	137,581
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	49,529
3.35%, 04/01/30 (a)	200,000	190,588
2.40%, 06/15/31 (a)	200,000	177,120
5.20%, 03/01/33 (a)	100,000	101,179
5.50%, 03/15/34 (a)	100,000	102,743
5.38%, 05/15/34 (a)	150,000	152,749
5.30%, 03/01/35	80,000	80,666
5.13%, 03/15/35 (a)	100,000	99,574
5.85%, 03/15/36	150,000	155,541
6.30%, 08/15/37	100,000	106,804
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 04/01/38	100,000	111,599
5.50%, 12/01/39	100,000	99,347
4.20%, 03/15/42	50,000	41,118
4.45%, 03/15/44 (a)	230,000	194,028
4.50%, 12/01/45 (a)	150,000	125,288
3.85%, 06/15/46 (a)	100,000	75,117
3.88%, 06/15/47 (a)	150,000	112,479
4.65%, 12/01/48 (a)	100,000	83,700
4.13%, 05/15/49 (a)	100,000	77,060
3.95%, 04/01/50 (a)	150,000	113,688
3.20%, 12/01/51 (a)	75,000	48,188
6.15%, 11/15/52 (a)	150,000	153,928
5.90%, 11/15/53 (a)	150,000	149,214
5.70%, 05/15/54 (a)	250,000	243,017
4.63%, 12/01/54 (a)	100,000	81,537
5.50%, 03/15/55 (a)	125,000	117,738
4.30%, 12/01/56 (a)	150,000	114,185
4.00%, 11/15/57 (a)	100,000	71,244
4.50%, 05/15/58 (a)	100,000	78,165
3.70%, 11/15/59 (a)	100,000	67,036
3.00%, 12/01/60 (a)	100,000	56,616
3.60%, 06/15/61 (a)	200,000	131,626
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	150,000	154,725
5.80%, 03/01/33 (a)	150,000	156,019
6.13%, 01/15/34 (a)	100,000	105,726
6.25%, 10/01/39	162,000	168,499
5.75%, 10/01/41 (a)	100,000	97,416
5.60%, 06/15/42 (a)	100,000	95,946
6.50%, 10/01/53 (a)	175,000	183,710
5.75%, 03/15/54 (a)	150,000	143,122
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	201,998
4.90%, 02/15/29 (a)	100,000	101,569
4.60%, 05/30/29 (a)	100,000	100,624
4.70%, 01/15/30 (a)	100,000	100,837
3.60%, 08/15/32 (a)	100,000	91,439
4.63%, 05/15/33 (a)	125,000	121,774
5.05%, 05/15/35 (a)	100,000	99,400
3.95%, 05/15/43 (a)	130,000	103,903
4.05%, 05/15/48 (a)	100,000	78,307
4.35%, 04/15/49 (a)	100,000	82,541
3.75%, 02/15/50 (a)	50,000	37,157
3.10%, 08/15/50 (a)	100,000	65,564
3.50%, 08/01/51 (a)	200,000	143,756
4.20%, 09/01/52 (a)	100,000	79,497
2.50%, 05/01/60 (a)	200,000	106,896
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	72,184
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	64,763
5.30%, 05/15/33	150,000	151,815
5.30%, 01/15/35 (a)	100,000	100,501
6.05%, 01/15/38	100,000	104,397
5.45%, 02/01/41 (a)	100,000	96,162
6.25%, 10/15/53 (a)	100,000	105,005
5.10%, 06/01/65 (a)	100,000	85,750
Dominion Energy, Inc.
2.85%, 08/15/26 (a)	150,000	146,871
4.60%, 05/15/28 (a)	200,000	200,534
4.25%, 06/01/28 (a)	150,000	149,106
3.38%, 04/01/30 (a)	350,000	328,702
5.00%, 06/15/30 (a)	150,000	151,552
2.25%, 08/15/31 (a)	100,000	85,822
4.35%, 08/15/32 (a)	75,000	70,859
5.38%, 11/15/32 (a)	150,000	151,876
5.25%, 08/01/33	80,000	79,186
5.45%, 03/15/35 (a)	150,000	148,341

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 06/15/35	100,000	103,438
7.00%, 06/15/38	100,000	111,088
3.30%, 04/15/41 (a)	100,000	71,997
4.90%, 08/01/41 (a)	100,000	87,552
4.05%, 09/15/42 (a)	100,000	77,203
4.70%, 12/01/44 (a)	50,000	41,796
4.60%, 03/15/49 (a)	100,000	79,423
4.85%, 08/15/52 (a)	100,000	82,373
7.00%, 06/01/54 (a)(b)	150,000	158,428
6.88%, 02/01/55 (a)(b)	175,000	181,207
6.63%, 05/15/55 (a)(b)	200,000	200,318
DTE Electric Co.
4.25%, 05/14/27	100,000	99,938
1.90%, 04/01/28 (a)	100,000	93,858
2.25%, 03/01/30 (a)	150,000	135,742
2.63%, 03/01/31 (a)	100,000	89,916
5.20%, 04/01/33 (a)	150,000	152,059
5.20%, 03/01/34 (a)	150,000	150,702
5.25%, 05/15/35 (a)	100,000	100,069
3.70%, 03/15/45 (a)	250,000	189,455
3.75%, 08/15/47 (a)	150,000	111,716
4.05%, 05/15/48 (a)	100,000	78,634
3.95%, 03/01/49 (a)	150,000	115,016
2.95%, 03/01/50 (a)	100,000	63,599
5.40%, 04/01/53 (a)	150,000	142,135
5.85%, 05/15/55 (a)	100,000	99,897
DTE Energy Co.
2.85%, 10/01/26 (a)	200,000	195,636
4.95%, 07/01/27 (a)	200,000	201,678
4.88%, 06/01/28 (a)	150,000	151,366
5.10%, 03/01/29 (a)	200,000	202,950
3.40%, 06/15/29 (a)	100,000	95,161
2.95%, 03/01/30 (a)	100,000	92,102
5.20%, 04/01/30 (a)	200,000	203,558
5.85%, 06/01/34 (a)	150,000	154,540
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	147,243
3.95%, 11/15/28 (a)	150,000	148,465
2.45%, 08/15/29 (a)	150,000	138,933
2.45%, 02/01/30 (a)	100,000	91,522
4.85%, 03/15/30 (a)	100,000	101,726
6.45%, 10/15/32	130,000	140,981
4.95%, 01/15/33 (a)	200,000	200,286
4.85%, 01/15/34 (a)	100,000	98,186
5.25%, 03/15/35 (a)	100,000	100,552
6.10%, 06/01/37	100,000	104,929
6.00%, 01/15/38	100,000	104,282
6.05%, 04/15/38	150,000	157,120
5.30%, 02/15/40	150,000	147,159
4.25%, 12/15/41 (a)	155,000	129,093
4.00%, 09/30/42 (a)	100,000	80,369
3.75%, 06/01/45 (a)	150,000	113,607
3.88%, 03/15/46 (a)	100,000	76,137
3.70%, 12/01/47 (a)	150,000	109,412
3.95%, 03/15/48 (a)	100,000	75,774
3.20%, 08/15/49 (a)	150,000	98,394
3.45%, 04/15/51 (a)	50,000	33,974
3.55%, 03/15/52 (a)	100,000	69,607
5.35%, 01/15/53 (a)	150,000	139,053
5.40%, 01/15/54 (a)	150,000	140,029
Duke Energy Corp.
2.65%, 09/01/26 (a)	300,000	293,607
4.85%, 01/05/27	100,000	100,703
3.15%, 08/15/27 (a)	200,000	194,884
4.30%, 03/15/28 (a)	175,000	174,666
4.85%, 01/05/29 (a)	100,000	101,080
3.40%, 06/15/29 (a)	50,000	47,784
2.45%, 06/01/30 (a)	250,000	224,792
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 06/15/31 (a)	200,000	175,692
4.50%, 08/15/32 (a)	200,000	192,498
5.75%, 09/15/33 (a)	100,000	103,757
5.45%, 06/15/34 (a)	125,000	126,234
3.30%, 06/15/41 (a)	100,000	72,929
4.80%, 12/15/45 (a)	200,000	168,600
3.75%, 09/01/46 (a)	250,000	179,855
3.95%, 08/15/47 (a)	100,000	72,994
4.20%, 06/15/49 (a)	100,000	75,689
3.50%, 06/15/51 (a)	200,000	132,240
5.00%, 08/15/52 (a)	200,000	169,496
6.10%, 09/15/53 (a)	100,000	99,268
5.80%, 06/15/54 (a)	125,000	118,553
6.45%, 09/01/54 (a)(b)	175,000	177,527
3.25%, 01/15/82 (a)(b)	100,000	95,425
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	105,000	103,182
3.80%, 07/15/28 (a)	150,000	147,720
2.50%, 12/01/29 (a)	100,000	92,267
1.75%, 06/15/30 (a)	150,000	130,983
2.40%, 12/15/31 (a)	100,000	87,018
5.88%, 11/15/33 (a)	100,000	104,988
6.35%, 09/15/37	150,000	161,803
6.40%, 06/15/38	200,000	215,646
3.85%, 11/15/42 (a)	75,000	58,335
3.40%, 10/01/46 (a)	75,000	52,370
4.20%, 07/15/48 (a)	150,000	117,312
3.00%, 12/15/51 (a)	100,000	61,442
5.95%, 11/15/52 (a)	50,000	49,967
6.20%, 11/15/53 (a)	125,000	129,026
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	150,000	150,694
6.12%, 10/15/35	100,000	105,206
6.35%, 08/15/38	100,000	107,120
4.90%, 07/15/43 (a)	100,000	88,665
3.25%, 10/01/49 (a)	150,000	98,292
2.75%, 04/01/50 (a)	100,000	59,355
5.40%, 04/01/53 (a)	100,000	92,528
5.90%, 05/15/55 (a)	100,000	99,334
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	73,301
2.13%, 06/01/30 (a)	150,000	133,885
4.30%, 02/01/49 (a)	100,000	77,935
5.65%, 04/01/53 (a)	100,000	95,212
5.55%, 03/15/54 (a)	75,000	70,376
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	196,612
3.45%, 03/15/29 (a)	150,000	145,173
2.00%, 08/15/31 (a)	150,000	128,471
3.40%, 04/01/32 (a)	75,000	68,626
5.25%, 03/15/33 (a)	100,000	101,756
5.05%, 03/15/35 (a)	150,000	148,210
4.10%, 05/15/42 (a)	100,000	81,246
4.10%, 03/15/43 (a)	150,000	121,287
4.15%, 12/01/44 (a)	178,000	141,699
4.20%, 08/15/45 (a)	100,000	80,969
3.70%, 10/15/46 (a)	250,000	183,552
2.50%, 08/15/50 (a)	150,000	84,645
4.00%, 04/01/52 (a)	75,000	55,929
5.35%, 03/15/53 (a)	150,000	138,328
5.55%, 03/15/55 (a)	125,000	119,153
Edison International
5.75%, 06/15/27 (a)	100,000	100,646
4.13%, 03/15/28 (a)	100,000	96,228
5.25%, 11/15/28 (a)	100,000	98,582
5.45%, 06/15/29 (a)	75,000	74,105
6.95%, 11/15/29 (a)	100,000	103,804

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 03/15/30 (a)	100,000	101,346
5.25%, 03/15/32 (a)	150,000	142,156
El Paso Electric Co.
6.00%, 05/15/35	44,000	44,838
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	150,000	148,131
4.75%, 06/15/46 (a)	250,000	202,400
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	99,294
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	99,654
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	200,000	201,746
5.45%, 06/01/34 (a)	75,000	76,043
4.20%, 04/01/49 (a)	150,000	116,547
2.65%, 06/15/51 (a)	100,000	57,018
5.75%, 06/01/54 (a)	75,000	72,410
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	147,148
1.90%, 06/15/28 (a)	150,000	139,245
2.80%, 06/15/30 (a)	100,000	90,989
2.40%, 06/15/31 (a)	150,000	130,742
3.75%, 06/15/50 (a)	50,000	34,676
7.13%, 12/01/54 (a)(b)	300,000	307,701
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	97,554
3.12%, 09/01/27 (a)	75,000	72,968
3.25%, 04/01/28 (a)	100,000	97,234
1.60%, 12/15/30 (a)	75,000	63,932
2.35%, 06/15/32 (a)	100,000	84,920
4.00%, 03/15/33 (a)	100,000	92,943
5.35%, 03/15/34 (a)	100,000	100,410
5.15%, 09/15/34 (a)	100,000	99,022
3.10%, 06/15/41 (a)	100,000	71,540
4.95%, 01/15/45 (a)	75,000	65,001
4.20%, 09/01/48 (a)	175,000	135,942
4.20%, 04/01/50 (a)	150,000	115,746
2.90%, 03/15/51 (a)	150,000	90,678
4.75%, 09/15/52 (a)	100,000	83,882
5.70%, 03/15/54 (a)	150,000	143,505
5.80%, 03/15/55 (a)	100,000	96,964
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	50,000	49,356
3.85%, 06/01/49 (a)	100,000	72,396
3.50%, 06/01/51 (a)	75,000	50,404
5.85%, 06/01/54 (a)	75,000	73,054
5.80%, 04/15/55 (a)	100,000	96,907
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	127,779
4.50%, 03/30/39 (a)	100,000	89,125
3.55%, 09/30/49 (a)	100,000	68,635
5.00%, 09/15/52 (a)	75,000	64,290
5.55%, 09/15/54 (a)	100,000	92,786
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	195,756
4.13%, 03/01/42 (a)	100,000	81,536
4.25%, 12/01/45 (a)	100,000	80,414
3.25%, 09/01/49 (a)	100,000	65,054
3.45%, 04/15/50 (a)	50,000	33,688
5.70%, 03/15/53 (a)	100,000	95,586
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	66,872
5.40%, 04/01/34 (a)	75,000	75,375
5.30%, 10/01/41 (a)	100,000	94,524
4.20%, 03/15/48 (a)	100,000	77,867
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	233,052
6.65%, 06/01/55 (a)(b)	100,000	99,339
Eversource Energy
5.00%, 01/01/27	150,000	150,876
4.60%, 07/01/27 (a)	75,000	75,148
3.30%, 01/15/28 (a)	100,000	96,876
5.45%, 03/01/28 (a)	200,000	204,450
5.95%, 02/01/29 (a)	100,000	103,952
4.25%, 04/01/29 (a)	150,000	147,619
1.65%, 08/15/30 (a)	250,000	214,145
2.55%, 03/15/31 (a)	100,000	87,860
5.85%, 04/15/31 (a)	150,000	156,349
3.38%, 03/01/32 (a)	150,000	134,385
5.13%, 05/15/33 (a)	150,000	147,393
5.50%, 01/01/34 (a)	100,000	99,831
5.95%, 07/15/34 (a)	100,000	103,076
3.45%, 01/15/50 (a)	150,000	101,541
Exelon Corp.
5.15%, 03/15/28 (a)	200,000	203,570
5.15%, 03/15/29 (a)	125,000	127,451
4.05%, 04/15/30 (a)	300,000	292,503
5.13%, 03/15/31 (a)	100,000	101,392
3.35%, 03/15/32 (a)	100,000	90,868
5.30%, 03/15/33 (a)	150,000	151,834
5.45%, 03/15/34 (a)	125,000	126,478
4.95%, 06/15/35 (a)(d)	80,000	76,501
5.63%, 06/15/35	100,000	101,009
5.10%, 06/15/45 (a)	100,000	88,263
4.45%, 04/15/46 (a)	100,000	80,475
4.70%, 04/15/50 (a)	100,000	81,549
4.10%, 03/15/52 (a)	150,000	111,594
5.60%, 03/15/53 (a)	175,000	162,921
5.88%, 03/15/55 (a)	75,000	72,489
6.50%, 03/15/55 (a)(b)	175,000	174,568
FirstEnergy Corp.
3.90%, 07/15/27 (a)(e)	250,000	246,352
2.65%, 03/01/30 (a)	75,000	68,152
2.25%, 09/01/30 (a)	75,000	65,800
4.85%, 07/15/47 (a)(e)	175,000	144,592
3.40%, 03/01/50 (a)	100,000	65,483
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	99,083
5.00%, 01/15/35 (a)	100,000	97,619
Florida Power & Light Co.
3.30%, 05/30/27 (a)	75,000	73,632
5.05%, 04/01/28 (a)	175,000	178,892
4.40%, 05/15/28 (a)	100,000	100,482
5.15%, 06/15/29 (a)	150,000	154,605
4.63%, 05/15/30 (a)	100,000	100,804
2.45%, 02/03/32 (a)	300,000	261,609
5.10%, 04/01/33 (a)	150,000	151,560
4.80%, 05/15/33 (a)	150,000	148,563
5.63%, 04/01/34	150,000	156,444
5.30%, 06/15/34 (a)	150,000	152,595
5.00%, 08/01/34 (a)	100,000	99,217
4.95%, 06/01/35	75,000	74,402
5.65%, 02/01/37	100,000	103,401
5.95%, 02/01/38	100,000	105,605
5.96%, 04/01/39	100,000	105,110
5.69%, 03/01/40	150,000	153,121
5.25%, 02/01/41 (a)	75,000	72,630
4.13%, 02/01/42 (a)	100,000	83,292
4.05%, 06/01/42 (a)	100,000	82,634
3.80%, 12/15/42 (a)	100,000	79,508
4.05%, 10/01/44 (a)	150,000	120,930
3.70%, 12/01/47 (a)	100,000	74,029
3.95%, 03/01/48 (a)	100,000	77,450

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/01/48 (a)	150,000	118,761
3.99%, 03/01/49 (a)	100,000	76,890
3.15%, 10/01/49 (a)	100,000	65,760
2.88%, 12/04/51 (a)	200,000	122,956
5.30%, 04/01/53 (a)	100,000	93,122
5.60%, 06/15/54 (a)	150,000	145,906
5.70%, 03/15/55 (a)	175,000	172,679
5.80%, 03/15/65 (a)	150,000	147,786
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	299,016
Georgia Power Co.
5.00%, 02/23/27 (a)	75,000	76,030
3.25%, 03/30/27 (a)	75,000	73,717
4.65%, 05/16/28 (a)	200,000	201,880
2.65%, 09/15/29 (a)	150,000	139,636
4.55%, 03/15/30 (a)	100,000	100,233
4.85%, 03/15/31 (a)	100,000	101,345
4.70%, 05/15/32 (a)	100,000	98,957
4.95%, 05/17/33 (a)	200,000	198,644
5.25%, 03/15/34 (a)	150,000	150,903
5.20%, 03/15/35 (a)	150,000	149,481
4.75%, 09/01/40	150,000	136,938
4.30%, 03/15/42	150,000	125,987
4.30%, 03/15/43	100,000	82,991
3.70%, 01/30/50 (a)	100,000	72,235
3.25%, 03/15/51 (a)	100,000	66,243
5.13%, 05/15/52 (a)	150,000	136,600
Iberdrola International BV
6.75%, 07/15/36	100,000	111,635
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	118,001
5.50%, 03/15/53 (a)	100,000	92,300
5.80%, 04/01/54 (a)	75,000	72,830
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	82,783
3.75%, 07/01/47 (a)	100,000	72,817
4.25%, 08/15/48 (a)	100,000	77,913
3.25%, 05/01/51 (a)	150,000	95,403
5.63%, 04/01/53 (a)	100,000	95,074
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	100,000	96,450
2.30%, 06/01/30 (a)	200,000	179,156
5.70%, 10/15/33 (a)	75,000	76,634
4.95%, 09/30/34 (a)	100,000	96,644
5.60%, 06/29/35 (a)	100,000	100,675
6.25%, 07/15/39	50,000	52,433
3.50%, 09/30/49 (a)	100,000	68,547
5.45%, 09/30/54 (a)	100,000	92,246
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	50,000	49,387
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	98,387
5.30%, 07/01/43 (a)	100,000	89,883
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)	150,000	147,096
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	77,998	73,638
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	124,227	116,405
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	93,516
4.38%, 10/01/45 (a)	100,000	81,194
3.30%, 06/01/50 (a)	100,000	65,780
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	76,524
4.25%, 04/01/49 (a)	100,000	77,425
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	195,228
6.75%, 12/30/31	100,000	111,616
5.35%, 01/15/34 (a)	75,000	76,849
5.75%, 11/01/35	75,000	77,954
4.80%, 09/15/43 (a)	100,000	89,071
4.40%, 10/15/44 (a)	100,000	83,762
4.25%, 05/01/46 (a)	100,000	80,840
3.95%, 08/01/47 (a)	50,000	38,283
3.65%, 08/01/48 (a)	150,000	109,599
4.25%, 07/15/49 (a)	150,000	118,538
3.15%, 04/15/50 (a)	100,000	65,838
2.70%, 08/01/52 (a)	100,000	59,587
5.85%, 09/15/54 (a)	175,000	174,601
5.30%, 02/01/55 (a)	100,000	91,905
Mississippi Power Co.
4.25%, 03/15/42	100,000	82,680
3.10%, 07/30/51 (a)	100,000	63,695
National Grid PLC
5.60%, 06/12/28 (a)	150,000	154,359
5.81%, 06/12/33 (a)	150,000	155,077
5.42%, 01/11/34 (a)	150,000	151,276
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (a)	150,000	144,793
4.80%, 02/05/27 (a)	100,000	100,792
5.10%, 05/06/27 (a)	100,000	101,360
4.12%, 09/16/27 (a)	100,000	99,670
3.40%, 02/07/28 (a)	200,000	195,270
4.75%, 02/07/28 (a)	100,000	101,024
4.80%, 03/15/28 (a)	100,000	101,116
4.85%, 02/07/29 (a)	150,000	151,936
3.70%, 03/15/29 (a)	100,000	97,261
5.15%, 06/15/29 (a)	100,000	102,319
2.40%, 03/15/30 (a)	150,000	136,266
5.00%, 02/07/31 (a)	100,000	101,586
1.35%, 03/15/31 (a)	100,000	82,720
1.65%, 06/15/31 (a)	100,000	83,987
8.00%, 03/01/32	100,000	116,576
2.75%, 04/15/32 (a)	100,000	87,439
4.02%, 11/01/32 (a)	150,000	140,709
4.15%, 12/15/32 (a)	100,000	94,511
5.80%, 01/15/33 (a)	150,000	156,691
5.00%, 08/15/34 (a)	100,000	98,670
4.40%, 11/01/48 (a)	50,000	40,817
4.30%, 03/15/49 (a)	100,000	81,399
7.13%, 09/15/53 (a)(b)	75,000	77,879
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	146,166
6.65%, 04/01/36	100,000	108,645
6.75%, 07/01/37	100,000	110,308
3.13%, 08/01/50 (a)	100,000	61,959
6.00%, 03/15/54 (a)	100,000	98,992
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	150,000	144,025
3.55%, 05/01/27 (a)	250,000	245,640
4.63%, 07/15/27 (a)	200,000	200,616
4.85%, 02/04/28	150,000	151,660
4.90%, 02/28/28 (a)	200,000	202,142
1.90%, 06/15/28 (a)	300,000	278,022
4.90%, 03/15/29 (a)	175,000	176,881
3.50%, 04/01/29 (a)	150,000	144,510
2.75%, 11/01/29 (a)	150,000	138,880
5.00%, 02/28/30 (a)	100,000	101,852
5.05%, 03/15/30 (a)	150,000	152,257
2.25%, 06/01/30 (a)	400,000	356,032
2.44%, 01/15/32 (a)	200,000	171,004
5.30%, 03/15/32 (a)	150,000	152,778
5.00%, 07/15/32 (a)	200,000	199,620

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 02/28/33 (a)	175,000	174,104
5.25%, 03/15/34 (a)	200,000	198,964
5.45%, 03/15/35 (a)	150,000	150,081
3.00%, 01/15/52 (a)	100,000	60,529
5.25%, 02/28/53 (a)	200,000	178,874
5.55%, 03/15/54 (a)	100,000	92,664
6.75%, 06/15/54 (a)(b)	200,000	205,760
6.70%, 09/01/54 (a)(b)	175,000	177,982
5.90%, 03/15/55 (a)	175,000	169,547
6.38%, 08/15/55 (a)(b)	275,000	276,147
6.50%, 08/15/55 (a)(b)	200,000	202,008
4.80%, 12/01/77 (a)(b)	150,000	141,999
5.65%, 05/01/79 (a)(b)	100,000	97,644
3.80%, 03/15/82 (a)(b)	100,000	94,943
Northern States Power Co.
5.35%, 11/01/39	100,000	99,332
3.40%, 08/15/42 (a)	250,000	186,735
4.00%, 08/15/45 (a)	150,000	118,281
3.60%, 09/15/47 (a)	150,000	109,251
2.90%, 03/01/50 (a)	150,000	94,335
3.20%, 04/01/52 (a)	100,000	65,541
4.50%, 06/01/52 (a)	100,000	82,477
5.10%, 05/15/53 (a)	150,000	134,971
5.40%, 03/15/54 (a)	100,000	94,068
5.65%, 06/15/54 (a)	75,000	73,128
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	79,227
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	146,923
3.25%, 05/15/29 (a)	150,000	143,073
5.40%, 06/01/34 (a)	100,000	100,956
5.20%, 03/01/35 (a)	75,000	74,317
5.50%, 03/15/40	150,000	148,792
4.40%, 03/01/44 (a)	50,000	41,369
4.55%, 06/01/52 (a)	150,000	122,120
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	101,209
5.38%, 11/01/40	200,000	190,122
4.50%, 04/01/47 (a)	100,000	79,636
5.05%, 10/01/48 (a)	75,000	64,821
3.75%, 08/01/50 (a)	100,000	68,575
6.20%, 12/01/53 (a)	75,000	74,333
5.80%, 06/01/54 (a)	100,000	94,643
5.90%, 02/01/55 (a)	100,000	96,527
Ohio Edison Co.
6.88%, 07/15/36	100,000	111,292
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	91,152
1.63%, 01/15/31 (a)	150,000	125,669
5.00%, 06/01/33 (a)	100,000	97,960
4.15%, 04/01/48 (a)	75,000	56,715
4.00%, 06/01/49 (a)	50,000	36,476
2.90%, 10/01/51 (a)	150,000	88,322
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	98,422
3.30%, 03/15/30 (a)	100,000	94,263
3.25%, 04/01/30 (a)	150,000	140,983
3.85%, 08/15/47 (a)	75,000	56,136
5.60%, 04/01/53 (a)	150,000	143,073
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	100,128
3.70%, 11/15/28 (a)	100,000	97,909
4.65%, 11/01/29 (a)	100,000	100,521
2.75%, 05/15/30 (a)	150,000	137,707
7.00%, 05/01/32	150,000	166,678
4.15%, 06/01/32 (a)	100,000	95,014
4.55%, 09/15/32 (a)	100,000	97,656
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.25%, 01/15/33	100,000	113,119
5.65%, 11/15/33 (a)	150,000	155,574
5.35%, 04/01/35 (a)(d)	125,000	125,375
7.50%, 09/01/38	75,000	88,768
5.25%, 09/30/40	150,000	143,715
4.55%, 12/01/41 (a)	80,000	68,872
5.30%, 06/01/42 (a)	37,000	34,623
3.80%, 09/30/47 (a)	100,000	74,125
3.80%, 06/01/49 (a)	100,000	72,598
3.10%, 09/15/49 (a)	150,000	95,909
3.70%, 05/15/50 (a)	100,000	70,881
2.70%, 11/15/51 (a)	100,000	57,043
4.60%, 06/01/52 (a)	100,000	81,363
4.95%, 09/15/52 (a)	100,000	86,479
5.35%, 10/01/52 (a)	78,000	71,242
5.55%, 06/15/54 (a)	150,000	141,612
5.80%, 04/01/55 (a)(d)	125,000	122,009
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	100,000	97,359
5.45%, 06/15/27 (a)	100,000	101,071
2.10%, 08/01/27 (a)	200,000	188,750
3.30%, 12/01/27 (a)	250,000	240,465
3.00%, 06/15/28 (a)	150,000	141,594
3.75%, 07/01/28	200,000	193,082
6.10%, 01/15/29 (a)	200,000	206,600
5.55%, 05/15/29 (a)	200,000	202,780
4.55%, 07/01/30 (a)	550,000	533,126
2.50%, 02/01/31 (a)	350,000	301,126
3.25%, 06/01/31 (a)	250,000	221,860
4.40%, 03/01/32 (a)	100,000	93,021
5.90%, 06/15/32 (a)	100,000	100,945
6.15%, 01/15/33 (a)	150,000	152,713
6.40%, 06/15/33 (a)	200,000	206,150
6.95%, 03/15/34 (a)	150,000	159,525
5.80%, 05/15/34 (a)	200,000	197,832
5.70%, 03/01/35 (a)	175,000	172,308
4.50%, 07/01/40 (a)	350,000	287,497
3.30%, 08/01/40 (a)	250,000	178,232
4.20%, 06/01/41 (a)	100,000	76,006
4.60%, 06/15/43 (a)	150,000	118,014
4.75%, 02/15/44 (a)	100,000	79,947
4.30%, 03/15/45 (a)	100,000	74,462
4.25%, 03/15/46 (a)	100,000	73,096
4.00%, 12/01/46 (a)	100,000	69,947
3.95%, 12/01/47 (a)	200,000	138,462
4.95%, 07/01/50 (a)	550,000	437,349
3.50%, 08/01/50 (a)	350,000	221,777
5.25%, 03/01/52 (a)	100,000	81,870
6.75%, 01/15/53 (a)	250,000	249,055
6.70%, 04/01/53 (a)	150,000	148,767
5.90%, 10/01/54 (a)	200,000	179,368
6.15%, 03/01/55 (a)	125,000	115,894
PacifiCorp
5.10%, 02/15/29 (a)	100,000	101,532
3.50%, 06/15/29 (a)	100,000	95,826
5.30%, 02/15/31 (a)	150,000	152,751
7.70%, 11/15/31	100,000	114,462
5.45%, 02/15/34 (a)	200,000	199,952
6.10%, 08/01/36	100,000	102,862
5.75%, 04/01/37	100,000	99,979
6.25%, 10/15/37	100,000	103,440
6.35%, 07/15/38	100,000	104,119
6.00%, 01/15/39	130,000	131,361
4.10%, 02/01/42 (a)	75,000	58,792
4.13%, 01/15/49 (a)	150,000	111,032
4.15%, 02/15/50 (a)	150,000	110,910
3.30%, 03/15/51 (a)	100,000	63,283
2.90%, 06/15/52 (a)	100,000	57,557

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 12/01/53 (a)	200,000	176,044
5.50%, 05/15/54 (a)	250,000	224,995
5.80%, 01/15/55 (a)	300,000	281,481
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	150,052
4.15%, 10/01/44 (a)	100,000	81,011
3.90%, 03/01/48 (a)	150,000	113,555
3.00%, 09/15/49 (a)	100,000	63,664
2.80%, 06/15/50 (a)	100,000	60,882
3.05%, 03/15/51 (a)	150,000	93,929
4.60%, 05/15/52 (a)	75,000	62,263
4.38%, 08/15/52 (a)	75,000	60,464
5.25%, 09/15/54 (a)	125,000	115,088
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	100,000	100,789
5.15%, 05/15/30 (a)	100,000	101,177
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	99,914
6.50%, 11/15/37	75,000	82,532
4.15%, 03/15/43 (a)	100,000	81,240
5.50%, 03/15/54 (a)	75,000	70,681
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	100,000	97,500
5.25%, 09/01/34 (a)	150,000	148,570
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	150,060
4.85%, 02/15/34 (a)	150,000	147,826
4.75%, 07/15/43 (a)	50,000	44,467
4.13%, 06/15/44 (a)	100,000	81,356
3.95%, 06/01/47 (a)	150,000	116,105
4.15%, 06/15/48 (a)	100,000	78,950
5.25%, 05/15/53 (a)	150,000	139,486
Progress Energy, Inc.
7.75%, 03/01/31	150,000	171,223
7.00%, 10/30/31	100,000	110,995
6.00%, 12/01/39	100,000	102,259
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	98,325
1.90%, 01/15/31 (a)	150,000	128,976
1.88%, 06/15/31 (a)	150,000	127,079
5.35%, 05/15/34 (a)	325,000	323,879
6.25%, 09/01/37	100,000	105,575
3.60%, 09/15/42 (a)	100,000	75,456
4.30%, 03/15/44 (a)	40,000	32,448
3.80%, 06/15/47 (a)	200,000	145,334
4.05%, 09/15/49 (a)	100,000	74,392
3.20%, 03/01/50 (a)	100,000	64,473
4.50%, 06/01/52 (a)	100,000	79,432
5.25%, 04/01/53 (a)	150,000	133,528
5.75%, 05/15/54 (a)	150,000	143,472
5.85%, 05/15/55 (a)	100,000	96,524
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	86,989
5.35%, 10/01/33 (a)	100,000	101,806
3.60%, 07/01/49 (a)	50,000	35,309
5.15%, 01/15/53 (a)	50,000	44,902
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	85,166
5.25%, 01/15/33 (a)	100,000	99,730
5.20%, 01/15/35 (a)	150,000	146,667
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	150,000	146,286
3.65%, 09/01/28 (a)	100,000	97,993
3.20%, 05/15/29 (a)	100,000	95,896
1.90%, 08/15/31 (a)	250,000	213,725
4.90%, 12/15/32 (a)	150,000	151,027
5.20%, 08/01/33 (a)	100,000	101,175
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 03/01/34 (a)	100,000	101,195
4.85%, 08/01/34 (a)	100,000	98,519
5.50%, 03/01/40	75,000	74,900
3.95%, 05/01/42 (a)	150,000	120,527
3.80%, 03/01/46 (a)	150,000	113,921
3.60%, 12/01/47 (a)	100,000	72,595
3.85%, 05/01/49 (a)	150,000	113,171
3.20%, 08/01/49 (a)	75,000	50,237
3.15%, 01/01/50 (a)	100,000	65,802
2.70%, 05/01/50 (a)	150,000	90,176
2.05%, 08/01/50 (a)	200,000	102,912
5.13%, 03/15/53 (a)	50,000	45,496
5.45%, 08/01/53 (a)	100,000	95,262
5.45%, 03/01/54 (a)	100,000	95,187
5.30%, 08/01/54 (a)	100,000	92,890
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	206,216
5.88%, 10/15/28 (a)	150,000	156,136
5.20%, 04/01/29 (a)	150,000	153,229
1.60%, 08/15/30 (a)	200,000	170,890
2.45%, 11/15/31 (a)	125,000	108,183
6.13%, 10/15/33 (a)	75,000	78,716
5.45%, 04/01/34 (a)	75,000	75,690
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	93,872
4.10%, 06/15/30 (a)	250,000	238,245
4.22%, 03/15/32 (a)	75,000	69,132
5.73%, 03/15/35 (a)(d)	100,000	99,107
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	75,244
6.27%, 03/15/37	62,000	65,755
5.76%, 10/01/39	75,000	75,884
4.30%, 05/20/45 (a)	75,000	60,688
4.22%, 06/15/48 (a)	100,000	77,796
3.25%, 09/15/49 (a)	100,000	64,796
2.89%, 09/15/51 (a)	100,000	59,973
5.45%, 06/01/53 (a)	75,000	69,401
5.69%, 06/15/54 (a)	75,000	71,693
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	101,768
1.70%, 10/01/30 (a)	200,000	171,972
3.00%, 03/15/32 (a)	100,000	88,174
6.00%, 06/01/39	50,000	51,586
4.50%, 08/15/40	100,000	87,432
3.75%, 06/01/47 (a)	75,000	53,900
4.15%, 05/15/48 (a)	100,000	75,783
4.10%, 06/15/49 (a)	100,000	74,566
3.32%, 04/15/50 (a)	100,000	65,273
2.95%, 08/15/51 (a)	150,000	91,635
5.35%, 04/01/53 (a)	150,000	136,179
5.55%, 04/15/54 (a)	100,000	93,123
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	75,000	72,998
Southern California Edison Co.
4.90%, 06/01/26 (a)	100,000	100,138
4.70%, 06/01/27 (a)	150,000	149,635
5.85%, 11/01/27 (a)	150,000	153,411
3.65%, 03/01/28 (a)	100,000	96,938
5.30%, 03/01/28 (a)	150,000	151,681
5.65%, 10/01/28 (a)	100,000	102,041
4.20%, 03/01/29 (a)	100,000	97,427
5.15%, 06/01/29 (a)	100,000	100,684
2.85%, 08/01/29 (a)	100,000	92,027
5.25%, 03/15/30 (a)	150,000	150,742
2.25%, 06/01/30 (a)	150,000	131,068
5.45%, 06/01/31 (a)	150,000	151,174
2.75%, 02/01/32 (a)	100,000	84,327
5.95%, 11/01/32 (a)	125,000	127,155

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 01/15/34	150,000	151,813
5.20%, 06/01/34 (a)	200,000	191,836
5.45%, 03/01/35 (a)	100,000	96,982
5.75%, 04/01/35	75,000	75,855
5.63%, 02/01/36	100,000	97,046
5.55%, 01/15/37	75,000	71,574
5.95%, 02/01/38	100,000	98,066
6.05%, 03/15/39	100,000	99,200
5.50%, 03/15/40	100,000	91,466
4.50%, 09/01/40 (a)	150,000	122,154
4.05%, 03/15/42 (a)	100,000	74,007
3.90%, 03/15/43 (a)	50,000	36,249
4.65%, 10/01/43 (a)	150,000	119,129
3.60%, 02/01/45 (a)	100,000	67,160
4.00%, 04/01/47 (a)	300,000	210,720
4.13%, 03/01/48 (a)	250,000	177,040
4.88%, 03/01/49 (a)	100,000	78,541
3.65%, 02/01/50 (a)	200,000	129,892
2.95%, 02/01/51 (a)	100,000	56,577
3.65%, 06/01/51 (a)	100,000	64,041
3.45%, 02/01/52 (a)	100,000	61,481
5.45%, 06/01/52 (a)	100,000	84,150
5.70%, 03/01/53 (a)	100,000	87,600
5.88%, 12/01/53 (a)	150,000	134,247
5.75%, 04/15/54 (a)	100,000	88,108
5.90%, 03/01/55 (a)	100,000	89,951
6.20%, 09/15/55 (a)	125,000	117,000
Southern Co.
3.25%, 07/01/26 (a)	200,000	197,588
5.11%, 08/01/27 (e)	150,000	151,947
1.75%, 03/15/28 (a)	75,000	69,839
4.85%, 06/15/28 (a)	200,000	202,590
5.50%, 03/15/29 (a)	200,000	207,312
3.70%, 04/30/30 (a)	250,000	239,530
5.70%, 10/15/32 (a)	100,000	103,694
5.20%, 06/15/33 (a)	150,000	150,136
5.70%, 03/15/34 (a)	150,000	154,483
4.85%, 03/15/35 (a)	125,000	120,444
4.25%, 07/01/36 (a)	125,000	112,786
4.40%, 07/01/46 (a)	300,000	242,472
3.75%, 09/15/51 (a)(b)	200,000	195,596
6.38%, 03/15/55 (a)(b)	300,000	305,472
Southern Power Co.
5.15%, 09/15/41	100,000	91,412
5.25%, 07/15/43	50,000	45,569
4.95%, 12/15/46 (a)	100,000	84,834
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	75,000	73,141
4.10%, 09/15/28 (a)	150,000	147,676
5.30%, 04/01/33 (a)	100,000	98,967
6.20%, 03/15/40	100,000	103,108
3.90%, 04/01/45 (a)	150,000	110,022
3.85%, 02/01/48 (a)	50,000	35,246
3.25%, 11/01/51 (a)	75,000	46,511
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	126,864
3.40%, 08/15/46 (a)	75,000	50,860
3.70%, 08/15/47 (a)	100,000	71,563
3.15%, 05/01/50 (a)	150,000	94,856
6.00%, 06/01/54 (a)	100,000	98,229
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	77,828
5.30%, 12/15/34 (a)	100,000	97,976
Tampa Electric Co.
4.90%, 03/01/29 (a)	100,000	101,628
2.40%, 03/15/31 (a)	100,000	88,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 06/15/42 (a)	200,000	164,424
4.30%, 06/15/48 (a)	250,000	198,255
Toledo Edison Co.
6.15%, 05/15/37	100,000	106,604
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	170,236
5.20%, 09/15/34 (a)	75,000	74,096
4.85%, 12/01/48 (a)	50,000	42,601
4.00%, 06/15/50 (a)	100,000	73,640
5.90%, 04/15/55 (a)	75,000	73,474
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	145,156
2.95%, 03/15/30 (a)	200,000	186,888
2.15%, 03/15/32 (a)	100,000	84,757
5.20%, 04/01/34 (a)	100,000	100,106
8.45%, 03/15/39	100,000	125,437
3.90%, 09/15/42 (a)	40,000	31,945
4.00%, 04/01/48 (a)	250,000	190,225
2.63%, 03/15/51 (a)	100,000	57,807
3.90%, 04/01/52 (a)	150,000	110,852
5.45%, 03/15/53 (a)	100,000	93,724
5.13%, 03/15/55 (a)	75,000	67,043
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	150,000	148,218
3.75%, 05/15/27 (a)	150,000	148,443
3.80%, 04/01/28 (a)	150,000	148,122
2.88%, 07/15/29 (a)	100,000	94,161
2.30%, 11/15/31 (a)	75,000	64,802
2.40%, 03/30/32 (a)	150,000	128,340
5.00%, 04/01/33 (a)	100,000	99,458
5.00%, 01/15/34 (a)	100,000	98,203
5.05%, 08/15/34 (a)	100,000	98,428
6.00%, 01/15/36	150,000	155,862
6.00%, 05/15/37	150,000	154,924
6.35%, 11/30/37	100,000	105,990
8.88%, 11/15/38	150,000	194,596
4.00%, 01/15/43 (a)	100,000	78,505
4.65%, 08/15/43 (a)	200,000	171,710
4.45%, 02/15/44 (a)	100,000	83,119
4.20%, 05/15/45 (a)	100,000	79,415
3.80%, 09/15/47 (a)	150,000	109,332
4.60%, 12/01/48 (a)	150,000	123,464
3.30%, 12/01/49 (a)	125,000	81,638
2.45%, 12/15/50 (a)	200,000	108,766
2.95%, 11/15/51 (a)	100,000	60,621
4.63%, 05/15/52 (a)	100,000	81,466
5.45%, 04/01/53 (a)	100,000	92,379
5.70%, 08/15/53 (a)	100,000	95,571
5.35%, 01/15/54 (a)	100,000	91,001
5.55%, 08/15/54 (a)	100,000	93,675
5.65%, 03/15/55 (a)	100,000	95,063
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	101,421
1.38%, 10/15/27 (a)	200,000	186,132
4.75%, 01/15/28 (a)	150,000	151,365
1.80%, 10/15/30 (a)	35,000	30,382
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	92,949
5.00%, 05/15/29 (a)	150,000	153,201
4.75%, 09/30/32 (a)	100,000	100,047
4.30%, 10/15/48 (a)	100,000	80,095
5.05%, 10/01/54 (a)	75,000	65,735
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	94,184
3.95%, 09/01/32 (a)	100,000	93,119
4.95%, 04/01/33 (a)	100,000	99,037

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 03/30/34 (a)	100,000	100,254
3.65%, 04/01/50 (a)	100,000	69,695
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	114,122
3.30%, 09/01/49 (a)	100,000	66,307
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	147,304
4.00%, 06/15/28 (a)	250,000	246,265
2.60%, 12/01/29 (a)	100,000	91,483
3.40%, 06/01/30 (a)	100,000	94,002
4.60%, 06/01/32 (a)	200,000	192,070
5.45%, 08/15/33 (a)	150,000	150,405
5.50%, 03/15/34 (a)	150,000	149,607
5.60%, 04/15/35 (a)	150,000	150,211
3.50%, 12/01/49 (a)	100,000	66,491
		110,565,118
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	97,612
2.63%, 09/15/29 (a)	125,000	116,279
1.50%, 01/15/31 (a)	150,000	126,888
5.90%, 11/15/33 (a)	150,000	158,608
4.13%, 10/15/44 (a)	300,000	243,729
4.30%, 10/01/48 (a)	100,000	80,703
4.13%, 03/15/49 (a)	100,000	77,728
3.38%, 09/15/49 (a)	100,000	68,203
2.85%, 02/15/52 (a)	150,000	89,879
5.75%, 10/15/52 (a)	100,000	98,152
6.20%, 11/15/53 (a)	100,000	104,787
5.00%, 12/15/54 (a)	100,000	88,339
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	204,124
4.00%, 04/01/28 (a)	100,000	98,709
1.75%, 10/01/30 (a)	100,000	86,012
5.40%, 07/01/34 (a)	75,000	75,418
5.85%, 01/15/41 (a)	100,000	99,315
National Grid USA
5.80%, 04/01/35	75,000	75,146
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	245,060
5.25%, 03/30/28 (a)	200,000	203,882
5.20%, 07/01/29 (a)	150,000	152,928
2.95%, 09/01/29 (a)	100,000	93,692
3.60%, 05/01/30 (a)	150,000	142,821
1.70%, 02/15/31 (a)	150,000	126,963
5.40%, 06/30/33 (a)	75,000	75,476
5.35%, 04/01/34 (a)	100,000	100,407
5.95%, 06/15/41 (a)	75,000	74,368
5.25%, 02/15/43 (a)	45,000	41,202
4.80%, 02/15/44 (a)	209,000	181,007
5.65%, 02/01/45 (a)	100,000	95,305
4.38%, 05/15/47 (a)	200,000	160,322
3.95%, 03/30/48 (a)	100,000	75,015
5.00%, 06/15/52 (a)	75,000	64,430
6.95%, 11/30/54 (a)(b)	75,000	76,714
6.38%, 03/31/55 (a)(b)	125,000	124,142
5.85%, 04/01/55 (a)	125,000	120,844
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	50,000	50,091
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	88,313
4.25%, 09/01/32 (a)	75,000	71,213
4.66%, 02/01/44 (a)	100,000	86,017
4.50%, 11/01/48 (a)	100,000	81,153
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	143,832
2.50%, 03/15/31 (a)	100,000	87,855
5.40%, 06/15/33 (a)	100,000	100,775
5.10%, 02/15/35 (a)	75,000	74,112
3.64%, 11/01/46 (a)	100,000	70,334
3.35%, 06/01/50 (a)	100,000	64,464
5.05%, 05/15/52 (a)	50,000	42,706
Sempra
5.40%, 08/01/26 (a)	100,000	100,848
3.25%, 06/15/27 (a)	200,000	194,880
3.40%, 02/01/28 (a)	200,000	194,628
3.70%, 04/01/29 (a)	150,000	144,982
5.50%, 08/01/33 (a)	150,000	150,969
3.80%, 02/01/38 (a)	150,000	121,513
6.00%, 10/15/39	150,000	149,221
4.00%, 02/01/48 (a)	150,000	108,384
4.13%, 04/01/52 (a)(b)	200,000	189,360
6.40%, 10/01/54 (a)(b)	200,000	187,986
6.88%, 10/01/54 (a)(b)	200,000	195,922
6.55%, 04/01/55 (a)(b)	100,000	93,766
6.63%, 04/01/55 (a)(b)	75,000	70,895
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	146,320
2.55%, 02/01/30 (a)	100,000	91,100
5.20%, 06/01/33 (a)	100,000	99,846
5.05%, 09/01/34 (a)	100,000	98,657
5.45%, 06/15/35 (a)	100,000	100,229
3.75%, 09/15/42 (a)	75,000	56,696
4.13%, 06/01/48 (a)	75,000	56,628
4.30%, 01/15/49 (a)	150,000	116,500
3.95%, 02/15/50 (a)	100,000	72,854
6.35%, 11/15/52 (a)	100,000	103,356
5.75%, 06/01/53 (a)	100,000	95,418
5.60%, 04/01/54 (a)	100,000	94,153
6.00%, 06/15/55 (a)	100,000	98,945
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	85,055
5.15%, 09/15/32 (a)	100,000	99,845
5.75%, 09/15/33 (a)	100,000	103,017
4.95%, 09/15/34 (a)	100,000	96,633
5.88%, 03/15/41 (a)	150,000	149,479
4.40%, 06/01/43 (a)	75,000	61,702
3.95%, 10/01/46 (a)	150,000	111,946
4.40%, 05/30/47 (a)	100,000	79,036
3.15%, 09/30/51 (a)	75,000	46,319
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	222,085
4.05%, 03/15/32 (a)	150,000	140,007
4.15%, 06/01/49 (a)	100,000	74,910
Spire Missouri, Inc.
5.15%, 08/15/34 (a)	50,000	49,970
3.30%, 06/01/51 (a)	100,000	65,584
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	74,230
		9,698,948
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (a)	240,000	235,682
3.45%, 06/01/29 (a)	300,000	288,198
2.30%, 06/01/31 (a)	200,000	173,868
5.15%, 03/01/34 (a)	100,000	99,921
6.59%, 10/15/37	150,000	164,532
4.00%, 12/01/46 (a)	150,000	115,764
3.75%, 09/01/47 (a)	200,000	148,334
4.20%, 09/01/48 (a)	100,000	78,844

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 06/01/49 (a)	150,000	116,460
3.45%, 05/01/50 (a)	100,000	68,562
3.25%, 06/01/51 (a)	200,000	131,618
5.45%, 03/01/54 (a)	100,000	94,090
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	100,000	100,622
3.57%, 05/01/29 (a)	75,000	71,973
2.70%, 04/15/30 (a)	100,000	91,124
2.40%, 05/01/31 (a)	50,000	43,558
5.38%, 01/15/34 (a)	100,000	99,786
4.28%, 05/01/49 (a)	100,000	75,530
3.35%, 04/15/50 (a)	100,000	63,920
5.30%, 05/01/52 (a)	100,000	88,193
United Utilities PLC
6.88%, 08/15/28	100,000	106,828
		2,457,407
		122,721,473
Total Corporates (Cost $1,396,837,859)		1,278,990,590

TREASURIES 44.8% OF NET ASSETS
U.S. Treasury Bonds
6.75%, 08/15/26	750,000	774,800
6.50%, 11/15/26	955,300	993,531
6.63%, 02/15/27	496,400	520,124
6.38%, 08/15/27	743,300	782,643
6.13%, 11/15/27	1,509,500	1,588,808
5.50%, 08/15/28	280,000	294,262
5.25%, 11/15/28	1,588,100	1,656,959
5.25%, 02/15/29	795,300	834,879
6.13%, 08/15/29	900,000	976,078
6.25%, 05/15/30	950,000	1,046,373
5.38%, 02/15/31	1,460,000	1,558,208
4.50%, 02/15/36	1,536,700	1,556,629
4.75%, 02/15/37	881,000	904,815
5.00%, 05/15/37	1,180,000	1,236,695
4.38%, 02/15/38	1,290,600	1,268,821
4.50%, 05/15/38	1,481,000	1,475,215
3.50%, 02/15/39	1,728,300	1,531,976
4.25%, 05/15/39	1,887,500	1,805,659
4.50%, 08/15/39	2,223,300	2,176,923
4.38%, 11/15/39	2,375,900	2,288,846
4.63%, 02/15/40	3,148,600	3,114,900
1.13%, 05/15/40	7,350,000	4,469,719
4.38%, 05/15/40	2,377,000	2,283,591
1.13%, 08/15/40	9,200,000	5,535,094
3.88%, 08/15/40	2,459,100	2,219,722
1.38%, 11/15/40	9,800,000	6,118,109
4.25%, 11/15/40	2,273,600	2,139,138
1.88%, 02/15/41	12,300,000	8,290,008
4.75%, 02/15/41	2,200,000	2,188,656
2.25%, 05/15/41	9,100,000	6,481,617
4.38%, 05/15/41	1,613,700	1,535,789
1.75%, 08/15/41	13,000,000	8,447,969
3.75%, 08/15/41	2,103,600	1,850,018
2.00%, 11/15/41	11,300,000	7,621,320
3.13%, 11/15/41	2,381,600	1,914,397
2.38%, 02/15/42	9,300,000	6,627,703
3.13%, 02/15/42	2,430,900	1,946,429
3.00%, 05/15/42	2,505,300	1,961,180
3.25%, 05/15/42	7,800,000	6,330,797
2.75%, 08/15/42	2,668,100	2,001,075
3.38%, 08/15/42	7,100,000	5,848,070
2.75%, 11/15/42	4,010,800	2,992,746
4.00%, 11/15/42	7,500,000	6,719,531
3.13%, 02/15/43	3,282,900	2,588,361
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 02/15/43	7,300,000	6,414,875
2.88%, 05/15/43	5,672,800	4,288,282
3.88%, 05/15/43	7,100,000	6,223,039
3.63%, 08/15/43	4,042,900	3,413,092
4.38%, 08/15/43	7,700,000	7,205,516
3.75%, 11/15/43	3,902,900	3,345,517
4.75%, 11/15/43	7,550,000	7,406,078
3.63%, 02/15/44	4,262,900	3,578,172
4.50%, 02/15/44	7,650,000	7,258,535
3.38%, 05/15/44	3,893,600	3,138,302
4.63%, 05/15/44	7,900,000	7,609,305
3.13%, 08/15/44	5,288,200	4,083,069
4.13%, 08/15/44	7,549,000	6,787,023
3.00%, 11/15/44	4,553,600	3,432,632
4.63%, 11/15/44	7,650,000	7,351,770
2.50%, 02/15/45	5,807,000	3,997,757
4.75%, 02/15/45	7,550,000	7,373,637
3.00%, 05/15/45	2,868,600	2,151,002
5.00%, 05/15/45	4,200,000	4,243,887
2.88%, 08/15/45	3,588,200	2,624,712
3.00%, 11/15/45	2,618,600	1,952,084
2.50%, 02/15/46	4,800,000	3,254,625
2.50%, 05/15/46	4,717,800	3,187,832
2.25%, 08/15/46	6,295,800	4,030,296
2.88%, 11/15/46	2,598,900	1,873,848
3.00%, 02/15/47	5,500,000	4,044,219
3.00%, 05/15/47	4,200,000	3,078,469
2.75%, 08/15/47	6,075,000	4,233,990
2.75%, 11/15/47	6,300,000	4,378,992
3.00%, 02/15/48	7,050,000	5,122,266
3.13%, 05/15/48	7,000,000	5,193,672
3.00%, 08/15/48	7,750,000	5,603,613
3.38%, 11/15/48	8,600,000	6,652,906
3.00%, 02/15/49	8,500,000	6,123,320
2.88%, 05/15/49	8,550,000	5,999,027
2.25%, 08/15/49	8,000,000	4,896,875
2.38%, 11/15/49	8,200,000	5,148,703
2.00%, 02/15/50	9,570,000	5,482,563
1.25%, 05/15/50	11,200,000	5,233,375
1.38%, 08/15/50	12,501,000	5,998,527
1.63%, 11/15/50	11,901,000	6,114,139
1.88%, 02/15/51	13,800,000	7,555,500
2.38%, 05/15/51	13,500,000	8,356,289
2.00%, 08/15/51	13,100,000	7,362,609
1.88%, 11/15/51	12,500,000	6,775,391
2.25%, 02/15/52	10,800,000	6,434,437
2.88%, 05/15/52	10,399,000	7,147,688
3.00%, 08/15/52	10,575,000	7,459,506
4.00%, 11/15/52	10,300,000	8,814,547
3.63%, 02/15/53	10,300,000	8,227,125
3.63%, 05/15/53	10,300,000	8,219,078
4.13%, 08/15/53	11,869,000	10,379,811
4.75%, 11/15/53	12,350,000	11,986,254
4.25%, 02/15/54	12,725,000	11,367,998
4.63%, 05/15/54	12,750,000	12,129,434
4.25%, 08/15/54	12,700,000	11,360,547
4.50%, 11/15/54	12,700,000	11,859,617
4.63%, 02/15/55	12,650,000	12,069,879
4.75%, 05/15/55	6,000,000	5,848,125
U.S. Treasury Notes
4.13%, 06/15/26	7,500,000	7,498,828
0.88%, 06/30/26	9,900,000	9,563,361
1.88%, 06/30/26	4,450,000	4,345,182
4.63%, 06/30/26	6,000,000	6,030,469
4.50%, 07/15/26	7,000,000	7,030,488
0.63%, 07/31/26	10,500,000	10,090,254
1.88%, 07/31/26	4,300,000	4,193,088
4.38%, 07/31/26	12,200,000	12,236,934
1.50%, 08/15/26	9,971,600	9,673,621

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 08/15/26	8,000,000	8,027,969
0.75%, 08/31/26	11,000,000	10,560,859
1.38%, 08/31/26	4,600,000	4,451,758
3.75%, 08/31/26	13,000,000	12,949,473
4.63%, 09/15/26	8,100,000	8,157,744
0.88%, 09/30/26	10,500,000	10,074,668
1.63%, 09/30/26	3,300,000	3,198,357
3.50%, 09/30/26	12,800,000	12,712,500
4.63%, 10/15/26	8,500,000	8,566,406
1.13%, 10/31/26	10,601,000	10,182,550
1.63%, 10/31/26	4,301,000	4,161,806
4.13%, 10/31/26	13,000,000	13,017,012
2.00%, 11/15/26	8,773,900	8,526,277
4.63%, 11/15/26	8,800,000	8,874,078
1.25%, 11/30/26	11,098,000	10,659,282
1.63%, 11/30/26	3,700,000	3,574,041
4.25%, 11/30/26	13,000,000	13,046,465
4.38%, 12/15/26	8,800,000	8,848,984
1.25%, 12/31/26	10,600,000	10,161,094
1.75%, 12/31/26	4,300,000	4,154,203
4.25%, 12/31/26	13,000,000	13,051,035
4.00%, 01/15/27	9,501,000	9,503,783
1.50%, 01/31/27	14,200,000	13,641,430
4.13%, 01/31/27	13,000,000	13,032,500
2.25%, 02/15/27	8,442,600	8,207,790
4.13%, 02/15/27	10,000,000	10,026,172
1.13%, 02/28/27	1,200,000	1,143,375
1.88%, 02/28/27	8,500,000	8,205,654
4.13%, 02/28/27	13,000,000	13,038,340
4.25%, 03/15/27	10,000,000	10,052,930
0.63%, 03/31/27	4,350,000	4,099,875
2.50%, 03/31/27	8,800,000	8,580,516
3.88%, 03/31/27	12,000,000	11,988,281
4.50%, 04/15/27	10,000,000	10,102,539
0.50%, 04/30/27	5,400,000	5,064,082
2.75%, 04/30/27	8,050,000	7,878,937
3.75%, 04/30/27	12,000,000	11,964,141
2.38%, 05/15/27	10,000,000	9,713,867
4.50%, 05/15/27	10,500,000	10,614,229
0.50%, 05/31/27	5,800,000	5,424,020
2.63%, 05/31/27	8,700,000	8,487,598
3.88%, 05/31/27	12,600,000	12,596,309
4.63%, 06/15/27	10,000,000	10,141,797
0.50%, 06/30/27	7,000,000	6,530,234
3.25%, 06/30/27	8,200,000	8,098,781
4.38%, 07/15/27	10,300,000	10,399,379
0.38%, 07/31/27	8,000,000	7,421,875
2.75%, 07/31/27	8,050,000	7,861,643
2.25%, 08/15/27	8,042,000	7,766,499
3.75%, 08/15/27	11,500,000	11,466,309
0.50%, 08/31/27	7,400,000	6,866,680
3.13%, 08/31/27	8,500,000	8,363,203
3.38%, 09/15/27	11,500,000	11,376,465
0.38%, 09/30/27	8,900,000	8,214,769
4.13%, 09/30/27	8,900,000	8,950,758
3.88%, 10/15/27	11,000,000	10,998,711
0.50%, 10/31/27	9,450,000	8,720,947
4.13%, 10/31/27	8,500,000	8,547,812
2.25%, 11/15/27	8,500,000	8,179,590
4.13%, 11/15/27	11,000,000	11,062,305
0.63%, 11/30/27	9,600,000	8,866,875
3.88%, 11/30/27	8,100,000	8,100,633
4.00%, 12/15/27	11,000,000	11,036,953
0.63%, 12/31/27	10,400,000	9,578,156
3.88%, 12/31/27	7,900,000	7,903,086
4.25%, 01/15/28	10,400,000	10,496,688
0.75%, 01/31/28	11,500,000	10,599,766
3.50%, 01/31/28	8,000,000	7,927,188
2.75%, 02/15/28	11,351,000	11,027,319
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 02/15/28	11,000,000	11,107,422
1.13%, 02/29/28	11,500,000	10,686,465
4.00%, 02/29/28	8,500,000	8,529,551
3.88%, 03/15/28	11,000,000	11,007,305
1.25%, 03/31/28	10,000,000	9,305,469
3.63%, 03/31/28	8,000,000	7,951,562
3.75%, 04/15/28	10,500,000	10,468,418
1.25%, 04/30/28	12,000,000	11,145,469
3.50%, 04/30/28	7,500,000	7,426,465
2.88%, 05/15/28	11,350,000	11,040,979
3.75%, 05/15/28	12,500,000	12,464,355
1.25%, 05/31/28	11,300,000	10,472,363
3.63%, 05/31/28	7,500,000	7,449,902
1.25%, 06/30/28	10,900,000	10,079,945
4.00%, 06/30/28	8,000,000	8,032,812
1.00%, 07/31/28	11,500,000	10,526,543
4.13%, 07/31/28	8,000,000	8,060,938
2.88%, 08/15/28	11,550,000	11,203,500
1.13%, 08/31/28	10,900,000	9,991,809
4.38%, 08/31/28	8,800,000	8,932,344
1.25%, 09/30/28	11,350,000	10,424,266
4.63%, 09/30/28	9,100,000	9,311,148
1.38%, 10/31/28	10,100,000	9,296,734
4.88%, 10/31/28	10,000,000	10,312,891
3.13%, 11/15/28	10,750,000	10,487,969
1.50%, 11/30/28	10,500,000	9,687,480
4.38%, 11/30/28	10,000,000	10,155,859
1.38%, 12/31/28	10,000,000	9,169,141
3.75%, 12/31/28	10,700,000	10,649,426
1.75%, 01/31/29	9,900,000	9,180,316
4.00%, 01/31/29	11,000,000	11,036,953
2.63%, 02/15/29	10,650,000	10,186,143
1.88%, 02/28/29	8,800,000	8,186,063
4.25%, 02/28/29	11,850,000	11,992,570
2.38%, 03/31/29	8,500,000	8,040,801
4.13%, 03/31/29	12,300,000	12,395,613
2.88%, 04/30/29	8,000,000	7,702,188
4.63%, 04/30/29	13,000,000	13,332,617
2.38%, 05/15/29	9,050,000	8,546,947
2.75%, 05/31/29	7,300,000	6,989,465
4.50%, 05/31/29	12,800,000	13,074,500
3.25%, 06/30/29	7,300,000	7,116,644
4.25%, 06/30/29	13,100,000	13,262,215
2.63%, 07/31/29	6,750,000	6,417,510
4.00%, 07/31/29	13,000,000	13,038,086
1.63%, 08/15/29	8,350,000	7,626,551
3.13%, 08/31/29	6,900,000	6,684,914
3.63%, 08/31/29	12,100,000	11,958,203
3.50%, 09/30/29	13,000,000	12,779,609
3.88%, 09/30/29	6,600,000	6,584,531
4.00%, 10/31/29	6,500,000	6,516,250
4.13%, 10/31/29	13,100,000	13,198,250
1.75%, 11/15/29	6,350,000	5,796,607
3.88%, 11/30/29	6,100,000	6,082,844
4.13%, 11/30/29	12,700,000	12,800,211
3.88%, 12/31/29	6,700,000	6,680,109
4.38%, 12/31/29	12,905,000	13,135,879
3.50%, 01/31/30	6,400,000	6,277,000
4.25%, 01/31/30	12,900,000	13,063,769
1.50%, 02/15/30	10,550,000	9,454,613
4.00%, 02/28/30	19,050,000	19,097,625
3.63%, 03/31/30	6,200,000	6,107,727
4.00%, 03/31/30	12,500,000	12,526,367
3.50%, 04/30/30	6,400,000	6,266,500
3.88%, 04/30/30	12,500,000	12,454,102
0.63%, 05/15/30	15,205,000	12,937,317
3.75%, 05/31/30	6,500,000	6,433,730
4.00%, 05/31/30	14,000,000	14,030,078
3.75%, 06/30/30	6,300,000	6,233,555

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 07/31/30	6,001,000	6,004,047
0.63%, 08/15/30	19,200,000	16,186,500
4.13%, 08/31/30	6,500,000	6,538,848
4.63%, 09/30/30	6,900,000	7,102,418
4.88%, 10/31/30	6,400,000	6,664,000
0.88%, 11/15/30	20,450,000	17,332,174
4.38%, 11/30/30	7,150,000	7,273,170
3.75%, 12/31/30	6,950,000	6,851,994
4.00%, 01/31/31	7,600,000	7,584,859
1.13%, 02/15/31	19,050,000	16,281,797
4.25%, 02/28/31	7,250,000	7,324,199
4.13%, 03/31/31	8,000,000	8,026,562
4.63%, 04/30/31	8,000,000	8,232,188
1.63%, 05/15/31	19,150,000	16,692,666
4.63%, 05/31/31	8,000,000	8,230,312
4.25%, 06/30/31	7,800,000	7,868,555
4.13%, 07/31/31	8,300,000	8,314,590
1.25%, 08/15/31	20,550,000	17,362,342
3.75%, 08/31/31	8,200,000	8,040,805
3.63%, 09/30/31	8,200,000	7,978,664
4.13%, 10/31/31	7,250,000	7,251,133
1.38%, 11/15/31	20,100,000	16,980,574
4.13%, 11/30/31	8,200,000	8,198,719
4.50%, 12/31/31	7,700,000	7,860,617
4.38%, 01/31/32	7,750,000	7,853,535
1.88%, 02/15/32	19,100,000	16,570,742
4.13%, 02/29/32	7,700,000	7,689,773
4.13%, 03/31/32	8,000,000	7,986,875
4.00%, 04/30/32	8,000,000	7,924,375
2.88%, 05/15/32	18,550,000	17,112,375
4.13%, 05/31/32	8,500,000	8,481,074
2.75%, 08/15/32	18,455,000	16,817,119
4.13%, 11/15/32	18,450,000	18,375,047
3.50%, 02/15/33	18,400,000	17,528,875
3.38%, 05/15/33	17,700,000	16,668,422
3.88%, 08/15/33	19,800,000	19,267,875
4.50%, 11/15/33	20,950,000	21,270,797
4.00%, 02/15/34	21,950,000	21,454,410
4.38%, 05/15/34	21,950,000	22,022,023
3.88%, 08/15/34	22,000,000	21,205,937
4.25%, 11/15/34	22,350,000	22,142,215
4.63%, 02/15/35	21,750,000	22,169,707
4.25%, 05/15/35	9,300,000	9,199,008
Total Treasuries (Cost $2,455,153,444)		2,405,396,555

GOVERNMENT RELATED 4.2% OF NET ASSETS

Agency 1.2%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	200,000	202,428
4.75%, 05/21/27	500,000	506,820
4.25%, 03/01/28	250,000	252,055
4.00%, 05/28/28	300,000	300,801
4.13%, 01/18/29	300,000	301,386
4.50%, 01/24/30	200,000	203,904
		1,767,394
Canada 0.1%
Export Development Canada
4.38%, 06/29/26	300,000	300,729
3.00%, 05/25/27	550,000	539,308
3.75%, 09/07/27	500,000	498,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 02/14/28	750,000	749,025
4.75%, 06/05/34	1,000,000	1,022,850
		3,110,102
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
4.63%, 08/07/26 (h)	1,075,000	1,081,471
1.00%, 10/01/26 (h)	650,000	624,702
4.38%, 03/01/27 (h)	1,000,000	1,006,560
3.00%, 05/20/27 (h)	950,000	932,900
3.50%, 08/27/27 (h)	300,000	297,489
3.75%, 02/15/28 (h)	400,000	398,608
2.88%, 04/03/28 (h)	750,000	729,757
3.88%, 05/15/28 (h)	500,000	500,095
3.88%, 06/15/28 (h)	1,000,000	999,410
4.00%, 03/15/29 (h)	1,000,000	1,001,980
1.75%, 09/14/29 (h)	400,000	365,736
4.63%, 03/18/30 (h)	600,000	617,256
3.75%, 07/15/30 (h)	750,000	741,810
0.75%, 09/30/30 (h)	400,000	337,916
4.75%, 10/29/30 (h)	400,000	413,568
4.13%, 07/15/33 (h)	500,000	492,995
4.38%, 02/28/34 (h)	500,000	499,805
0.00%, 04/18/36 (h)(i)	300,000	183,861
0.00%, 06/29/37 (h)(i)	450,000	260,118
Landwirtschaftliche Rentenbank
1.75%, 07/27/26 (h)	250,000	243,428
3.88%, 09/28/27 (h)	250,000	249,790
2.50%, 11/15/27 (h)	250,000	241,768
4.63%, 04/17/29 (h)	300,000	307,092
4.13%, 05/28/30 (h)	300,000	301,861
0.88%, 09/03/30 (h)	500,000	425,820
		13,255,796
Japan 0.1%
Japan Bank for International Cooperation
1.88%, 07/21/26	400,000	389,576
2.25%, 11/04/26	300,000	292,011
1.63%, 01/20/27	200,000	191,988
2.88%, 06/01/27	200,000	194,944
2.88%, 07/21/27	200,000	194,974
4.38%, 10/05/27	200,000	201,304
2.75%, 11/16/27	250,000	242,127
4.63%, 07/19/28	300,000	304,524
3.25%, 07/20/28	200,000	195,036
4.88%, 10/18/28	200,000	204,970
3.50%, 10/31/28	200,000	196,152
2.13%, 02/16/29	250,000	232,433
2.00%, 10/17/29	200,000	182,732
1.25%, 01/21/31	250,000	212,333
1.88%, 04/15/31	700,000	612,493
4.63%, 04/17/34	200,000	200,618
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	194,216
2.75%, 04/27/27	200,000	194,496
4.00%, 05/23/28	250,000	248,922
4.75%, 05/21/29	200,000	203,788
4.25%, 05/22/30	200,000	200,353
1.00%, 07/22/30	380,000	322,715
1.75%, 04/28/31	200,000	172,938
		5,585,643
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (a)	200,000	196,438
7.25%, 09/23/27	200,000	213,332

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 09/10/28 (a)	300,000	294,744
3.13%, 04/06/30 (a)	250,000	236,158
2.38%, 05/22/30 (a)	100,000	90,652
3.63%, 04/06/40 (a)	100,000	80,534
5.10%, 08/17/40	114,000	108,799
4.25%, 11/23/41	100,000	85,845
3.95%, 05/15/43	150,000	121,044
4.80%, 11/08/43	100,000	89,800
3.25%, 11/18/49 (a)	300,000	202,038
3.70%, 04/06/50 (a)	250,000	182,350
		1,901,734
Republic of Korea 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	200,000	190,192
4.63%, 01/11/27	200,000	200,788
1.63%, 01/18/27	250,000	239,390
4.25%, 09/15/27	200,000	199,608
4.13%, 10/17/27	200,000	198,966
5.00%, 01/11/28	400,000	406,564
4.63%, 01/14/28	200,000	201,484
4.00%, 09/11/29	200,000	197,080
4.88%, 01/14/30	200,000	204,012
1.25%, 09/21/30	500,000	426,200
2.13%, 01/18/32	250,000	211,840
5.13%, 01/11/33	200,000	203,522
4.63%, 01/11/34 (c)	200,000	196,438
5.25%, 01/14/35	200,000	205,646
2.50%, 06/29/41	200,000	137,350
Korea Development Bank
1.00%, 09/09/26	200,000	191,704
4.63%, 02/15/27	350,000	351,645
2.25%, 02/24/27	200,000	193,132
4.63%, 02/03/28	200,000	201,590
4.38%, 02/15/28	200,000	200,288
4.50%, 02/15/29	500,000	502,130
4.88%, 02/03/30	200,000	204,094
2.00%, 10/25/31	250,000	215,918
4.25%, 09/08/32	250,000	240,642
4.38%, 02/15/33	200,000	193,668
		5,913,891
Sweden 0.0%
Svensk Exportkredit AB
4.88%, 09/14/26	250,000	252,240
2.25%, 03/22/27	250,000	242,020
3.75%, 05/08/28	500,000	496,960
4.88%, 10/04/30	500,000	516,590
		1,507,810
		33,042,370
U.S. 0.6%
Federal Farm Credit Banks Funding Corp.
3.50%, 10/02/26	1,000,000	993,320
4.50%, 03/26/27	1,000,000	1,008,900
4.00%, 01/06/28	500,000	500,965
4.13%, 03/20/29	1,000,000	1,004,670
Federal Home Loan Banks
0.88%, 06/12/26	500,000	483,650
4.38%, 06/12/26	1,000,000	1,001,930
4.75%, 06/12/26	1,000,000	1,006,230
4.00%, 10/09/26	3,000,000	3,000,570
4.63%, 11/17/26	2,500,000	2,522,400
4.00%, 06/30/28	3,500,000	3,511,445
3.25%, 11/16/28	2,850,000	2,792,316
4.75%, 12/08/28	1,500,000	1,537,995
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 03/10/34	1,500,000	1,520,010
5.50%, 07/15/36	330,000	354,783
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	200,000	227,208
6.25%, 07/15/32	1,100,000	1,235,509
Federal National Mortgage Association
1.88%, 09/24/26	1,500,000	1,459,860
0.75%, 10/08/27	1,750,000	1,626,923
6.03%, 10/08/27	164,000	171,452
7.25%, 05/15/30	1,000,000	1,145,130
0.88%, 08/05/30	3,000,000	2,565,630
6.63%, 11/15/30	2,180,000	2,449,077
5.63%, 07/15/37	500,000	541,795
Private Export Funding Corp.
1.40%, 07/15/28	100,000	92,158
Tennessee Valley Authority
4.65%, 06/15/35	655,000	658,583
4.63%, 09/15/60	150,000	127,572
		33,540,081
		66,582,451

Local Authority 0.7%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	100,000	116,933
Province of Alberta
3.30%, 03/15/28	200,000	196,098
4.50%, 06/26/29	250,000	253,585
1.30%, 07/22/30	450,000	389,484
4.50%, 01/24/34	200,000	196,944
Province of British Columbia
2.25%, 06/02/26	150,000	147,122
0.90%, 07/20/26	300,000	289,155
4.70%, 01/24/28	700,000	711,424
4.80%, 11/15/28	400,000	408,956
4.90%, 04/24/29	400,000	411,100
1.30%, 01/29/31	500,000	425,380
4.20%, 07/06/33	450,000	435,667
4.75%, 06/12/34	350,000	350,661
Province of Manitoba
2.13%, 06/22/26	230,000	225,069
1.50%, 10/25/28	150,000	137,883
4.90%, 05/31/34	150,000	151,754
Province of New Brunswick
3.63%, 02/24/28	150,000	148,007
Province of Ontario
2.30%, 06/15/26	300,000	294,216
3.10%, 05/19/27	400,000	392,524
1.05%, 05/21/27	450,000	424,386
4.20%, 01/18/29	500,000	501,610
2.00%, 10/02/29	400,000	366,192
4.70%, 01/15/30	600,000	613,158
1.13%, 10/07/30	500,000	426,440
1.60%, 02/25/31	250,000	216,288
1.80%, 10/14/31	500,000	427,455
2.13%, 01/21/32	200,000	173,514
5.05%, 04/24/34	250,000	256,422
Province of Quebec
2.75%, 04/12/27	200,000	195,112
3.63%, 04/13/28	600,000	593,010
4.50%, 04/03/29	650,000	658,957
7.50%, 09/15/29	421,000	475,271
1.35%, 05/28/30	250,000	218,337

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 04/21/31	250,000	218,982
4.50%, 09/08/33	200,000	197,562
4.25%, 09/05/34	400,000	385,820
Province of Saskatchewan
3.25%, 06/08/27	200,000	196,502
4.65%, 01/28/30	200,000	203,972
		12,430,952
U.S. 0.5%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	307,718
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	411,365
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	254,326
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	179,760
California Earthquake Authority
RB Series A
5.60%, 07/01/27	100,000	100,741
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	39,932
RB Series 2020B
2.98%, 11/01/51 (a)	200,000	128,417
RB Series B
5.18%, 11/01/53 (a)	50,000	45,125
RB Series E
2.90%, 11/01/51 (a)	100,000	66,775
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	108,897
Series C
4.47%, 01/01/49	150,000	125,965
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	685,141	749,808
City of Atlanta Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	101,017
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	98,321
City of New York
6.27%, 12/01/37	200,000	212,483
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	202,329
GO Bonds Series 2024 D-1
5.09%, 10/01/49	75,000	69,612
GO Bonds Series 2024 D-1
5.11%, 10/01/54	75,000	68,206
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	200,000	190,473
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	197,575
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	179,703
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	100,038
Series H
2.90%, 09/01/49	100,000	65,478
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	100,985
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	100,000	79,633
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	165,104
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	75,000	66,177
County of Riverside
3.82%, 02/15/38	75,000	68,414
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	139,916
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	98,668
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	167,322
RB Series A
4.09%, 11/01/51	100,000	78,953
Series A
2.99%, 11/01/38	100,000	82,814
Series C
3.09%, 11/01/40 (a)	250,000	192,671
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	82,914
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	339,538
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	80,000	82,231
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	72,452
Golden State Tobacco Securitization Corp.
4.21%, 06/01/50 (a)	100,000	69,240
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	74,156
RB Series A
3.12%, 06/01/38 (a)	100,000	78,003
RB Series B
2.75%, 06/01/34 (a)	100,000	83,992
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	96,126

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	101,987
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	105,270
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	75,000	51,247
JobsOhio Beverage System
2.83%, 01/01/38	50,000	40,187
Series B
4.53%, 01/01/35	300,000	297,507
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	91,783
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	114,267
Los Angeles Department of Water & Power
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	206,579
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39 (a)	100,000	93,727
RB Series 2023
5.05%, 12/01/34 (a)	250,000	252,219
RB Series A
4.15%, 02/01/33 (a)	250,000	245,858
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	200,000	191,744
Maryland Economic Development Corp.
5.43%, 05/31/56	100,000	92,807
RB Series 2024
5.94%, 05/31/57 (a)	75,000	73,322
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	110,977
RB Series D
3.20%, 07/01/50	150,000	97,259
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	450,622
RB Series C
2.95%, 05/15/43 (a)	200,000	146,715
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	129,098
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	210,000	226,271
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	202,180
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	100,000	114,605
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	160,493
Michigan State University
RB Series A
4.17%, 08/15/22 (a)	75,000	53,307
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	138,000	144,136
RB (Build America Bonds) Series A
6.64%, 04/01/57	138,000	146,865
RB Series B
7.06%, 04/01/57	287,000	312,259
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	262,340
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	411,724
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	390,998
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	122,167
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	252,479
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	98,794
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	100,000	98,408
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	50,152
RB Series 2009F
5.63%, 03/15/39	100,000	100,991
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	161,741
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	283,185
Oklahoma Development Finance Authority
4.62%, 06/01/44	100,000	93,887
RB Series 2022
4.38%, 11/01/45 (a)	150,000	138,247
Oregon School Boards Association
Series B
5.55%, 06/30/28	195,522	197,441
Pennsylvania State University
2.84%, 09/01/50	150,000	95,725
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	154,267
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	103,065
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	179,064
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	364,013
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	92,245
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	147,702

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2019 215
3.29%, 08/01/69	100,000	61,246
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	72,098
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	78,805
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	105,175
RB Series 2022 Q
4.56%, 05/15/53	100,000	82,529
RB Series N
3.26%, 05/15/60 (a)	100,000	61,353
RB Series N
3.71%, 05/15/20 (a)	75,000	45,145
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	48,965
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	64,739
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	100,000	77,982
RB Series 2017B
3.59%, 01/01/43	15,000	12,355
RB Series B
3.82%, 01/01/48	150,000	114,882
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	102,508
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	90,510
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	200,000	201,996
Series A
1.71%, 07/01/27	400,000	378,488
Series A
2.15%, 07/01/30	600,000	531,050
State of California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,032,080
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	550,000	649,179
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	568,819
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	228,926
GO Bonds
5.13%, 03/01/38 (a)	100,000	98,489
GO Bonds
7.60%, 11/01/40	300,000	353,933
GO Bonds Series 2010
7.63%, 03/01/40	300,000	352,851
GO Bonds Series 2019
2.38%, 10/01/26	175,000	170,913
GO Bonds Series 2023
6.00%, 03/01/33	100,000	107,625
GO Bonds Series 2024
5.13%, 09/01/29	100,000	103,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	265,290
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	78,572	83,244
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,446,588	1,437,776
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	338,820	346,077
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	584,556
State of Wisconsin
3.15%, 05/01/27	100,000	98,113
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	264,801	269,168
RB Series 2023
5.17%, 04/01/41 (a)	200,000	198,608
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	114,557
University of California
RB Series 2015AQ
4.77%, 05/15/15	150,000	118,868
RB Series 2019 BD
3.35%, 07/01/29	100,000	96,727
RB Series 2020 BG
1.32%, 05/15/27 (a)	195,000	185,008
RB Series AD
4.86%, 05/15/12	100,000	79,910
RB Series BG
1.61%, 05/15/30 (a)	250,000	220,216
University of Michigan
4.45%, 04/01/22 (a)	250,000	190,870
RB Series C
3.60%, 04/01/47	200,000	160,972
Series B
2.44%, 04/01/40 (a)	250,000	176,829
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	61,573
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	217,862
Series C
4.18%, 09/01/17 (a)	100,000	71,457
		25,049,033
		37,479,985

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	800,000	797,048
4.63%, 04/30/29	750,000	768,240
4.00%, 03/18/30	500,000	500,335
		2,065,623
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (a)	250,000	243,022
3.24%, 02/06/28 (a)	250,000	242,045
4.85%, 01/22/29 (a)	300,000	302,721
2.45%, 01/31/31 (a)	300,000	265,206
2.55%, 01/27/32 (a)	200,000	173,430
2.55%, 07/27/33 (a)	500,000	416,590
3.50%, 01/31/34 (a)	250,000	221,850
4.95%, 01/05/36 (a)	400,843	388,401
5.65%, 01/13/37 (a)	300,000	305,004
3.10%, 05/07/41 (a)	550,000	401,016
4.34%, 03/07/42 (a)	250,000	212,203
3.63%, 10/30/42	150,000	116,634
3.86%, 06/21/47	200,000	151,656
3.50%, 01/25/50 (a)	500,000	347,790
4.00%, 01/31/52 (a)	200,000	150,184
5.33%, 01/05/54 (a)	300,000	276,324
3.10%, 01/22/61 (a)	250,000	146,980
3.25%, 09/21/71 (a)	200,000	118,236
		4,479,292
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	333,510
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	196,288
4.55%, 01/11/28 (a)	300,000	301,899
4.10%, 04/24/28	250,000	249,062
4.75%, 02/11/29	200,000	202,792
4.40%, 03/10/29 (a)	200,000	199,988
3.40%, 09/18/29	250,000	240,120
5.25%, 01/15/30 (a)	200,000	205,822
2.85%, 02/14/30	400,000	370,928
3.85%, 10/15/30	300,000	289,377
2.15%, 07/28/31 (a)	200,000	172,014
4.65%, 09/20/32 (a)	250,000	245,438
4.85%, 01/11/33 (a)	200,000	197,904
4.75%, 09/10/34 (a)	200,000	193,930
5.60%, 01/15/35 (a)	200,000	206,334
4.35%, 01/11/48	400,000	328,644
5.35%, 02/11/49 (c)	200,000	190,602
3.70%, 10/30/49	300,000	219,660
3.50%, 02/14/50	200,000	141,204
4.20%, 10/15/50	250,000	198,360
3.05%, 03/12/51	400,000	257,868
5.65%, 01/11/53 (a)	200,000	194,776
5.10%, 02/10/54 (a)	200,000	182,138
5.15%, 09/10/54 (a)(c)	200,000	183,826
3.20%, 09/23/61 (a)	200,000	123,066
4.45%, 04/15/70	200,000	155,820
3.35%, 03/12/71	200,000	123,300
		5,571,160
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	200,000	191,844
5.38%, 03/12/29	300,000	304,371
5.38%, 02/19/30	400,000	403,432
2.75%, 07/03/30	350,000	311,776
4.50%, 01/17/33	350,000	328,013
5.50%, 03/12/34	700,000	692,188
5.63%, 02/19/35	500,000	494,995
4.50%, 01/30/43	300,000	246,933
4.13%, 01/17/48	200,000	147,650
3.88%, 07/03/50	300,000	204,027
5.75%, 03/12/54	500,000	444,740
4.50%, 04/03/20	200,000	137,160
State of Israel
2.50%, 01/15/30	200,000	178,380
3.38%, 01/15/50	350,000	217,483
		4,302,992
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	475,000	442,425
5.38%, 06/15/33	250,000	257,050
4.00%, 10/17/49	550,000	389,873
3.88%, 05/06/51	500,000	335,775
		1,425,123
Mexico 0.2%
Mexico Government International Bonds
4.15%, 03/28/27	500,000	495,540
3.75%, 01/11/28	600,000	587,022
5.40%, 02/09/28 (a)	200,000	203,558
4.50%, 04/22/29	600,000	587,562
5.00%, 05/07/29 (a)	200,000	199,244
3.25%, 04/16/30 (a)	500,000	456,615
6.00%, 05/13/30 (a)	400,000	412,884
2.66%, 05/24/31 (a)	400,000	341,604
8.30%, 08/15/31	150,000	175,928
4.75%, 04/27/32 (a)	500,000	467,580
4.88%, 05/19/33 (a)	400,000	370,392
3.50%, 02/12/34 (a)	200,000	165,176
6.75%, 09/27/34	362,000	377,251
6.35%, 02/09/35 (a)	400,000	399,668
6.00%, 05/07/36 (a)	750,000	720,840
6.88%, 05/13/37 (a)	700,000	711,011
6.05%, 01/11/40	700,000	652,414
4.28%, 08/14/41 (a)	400,000	296,820
4.75%, 03/08/44	750,000	569,122
5.55%, 01/21/45	550,000	475,360
4.60%, 01/23/46	450,000	326,493
4.35%, 01/15/47	300,000	208,608
4.60%, 02/10/48	400,000	285,728
4.50%, 01/31/50 (a)	275,000	192,321
5.00%, 04/27/51 (a)	450,000	335,907
4.40%, 02/12/52 (a)	250,000	167,960
6.34%, 05/04/53 (a)	600,000	528,786
6.40%, 05/07/54 (a)	500,000	442,020
7.38%, 05/13/55 (a)	500,000	496,150
3.77%, 05/24/61 (a)	600,000	338,088
5.75%, 10/12/10	420,000	319,763
		12,307,415
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	270,800
3.88%, 03/17/28 (a)	200,000	191,990

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
9.38%, 04/01/29	300,000	335,334
3.16%, 01/23/30 (a)	200,000	176,614
7.50%, 03/01/31 (a)	200,000	209,644
2.25%, 09/29/32 (a)	800,000	589,576
3.30%, 01/19/33 (a)	200,000	157,974
6.40%, 02/14/35 (a)	450,000	425,835
6.70%, 01/26/36	131,000	126,850
6.88%, 01/31/36 (a)	200,000	194,494
8.00%, 03/01/38 (a)	200,000	207,824
4.50%, 05/15/47 (a)	250,000	164,705
4.50%, 04/16/50 (a)	400,000	256,096
4.30%, 04/29/53	400,000	244,768
6.85%, 03/28/54 (a)	200,000	174,436
4.50%, 04/01/56 (a)	350,000	215,344
7.88%, 03/01/57 (a)	200,000	195,394
3.87%, 07/23/60 (a)	650,000	350,025
4.50%, 01/19/63 (a)	250,000	151,533
		4,639,236
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	250,000	249,110
2.84%, 06/20/30	150,000	135,965
2.78%, 01/23/31 (a)	400,000	354,048
1.86%, 12/01/32 (a)	300,000	236,064
8.75%, 11/21/33	450,000	546,034
3.00%, 01/15/34 (a)	400,000	333,440
5.38%, 02/08/35 (a)	200,000	196,916
6.55%, 03/14/37	300,000	319,482
3.30%, 03/11/41 (a)	250,000	182,467
5.63%, 11/18/50	395,000	368,618
3.55%, 03/10/51 (a)	350,000	236,152
5.88%, 08/08/54 (a)	400,000	378,444
2.78%, 12/01/60 (a)	250,000	131,605
3.60%, 01/15/72 (a)	200,000	121,196
3.23%, 07/28/21 (a)	200,000	105,488
		3,895,029
Philippines 0.1%
Philippines Government International Bonds
3.23%, 03/29/27	200,000	196,022
3.00%, 02/01/28	400,000	386,516
3.75%, 01/14/29	200,000	195,922
9.50%, 02/02/30	250,000	301,655
2.46%, 05/05/30	200,000	181,682
7.75%, 01/14/31	350,000	405,419
1.95%, 01/06/32	200,000	168,438
6.38%, 01/15/32	300,000	324,969
3.56%, 09/29/32	200,000	183,852
5.61%, 04/13/33	200,000	208,118
5.25%, 05/14/34	200,000	202,406
6.38%, 10/23/34	400,000	436,184
5.50%, 02/04/35	200,000	206,202
4.75%, 03/05/35	200,000	194,502
5.00%, 01/13/37	200,000	195,732
3.95%, 01/20/40	600,000	507,786
3.70%, 03/01/41	550,000	437,305
3.70%, 02/02/42	400,000	313,968
2.95%, 05/05/45	200,000	134,382
2.65%, 12/10/45	200,000	126,776
3.20%, 07/06/46	500,000	345,655
4.20%, 03/29/47	200,000	160,662
5.50%, 01/17/48	200,000	192,504
5.60%, 05/14/49	200,000	193,056
5.18%, 09/05/49	200,000	182,254
5.90%, 02/04/50	200,000	200,776
		6,582,743
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	200,000	206,184
4.63%, 03/18/29 (a)	250,000	251,785
4.88%, 02/12/30	500,000	505,570
5.75%, 11/16/32 (a)	300,000	313,464
4.88%, 10/04/33 (a)	400,000	392,756
5.13%, 09/18/34 (a)	500,000	496,170
5.38%, 02/12/35 (a)	500,000	500,975
5.50%, 04/04/53 (a)	350,000	319,490
5.50%, 03/18/54 (a)	700,000	637,070
		3,623,464
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	250,000	244,473
3.50%, 09/20/28	200,000	195,602
2.50%, 06/19/29	200,000	187,260
4.50%, 07/03/29 (c)	200,000	202,144
1.75%, 10/15/31 (c)	200,000	171,408
4.13%, 06/10/44	200,000	170,822
		1,171,709
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	176,350
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	300,012
4.38%, 01/23/31 (a)	350,000	346,503
5.75%, 10/28/34 (a)	400,000	417,320
7.63%, 03/21/36	250,000	294,908
5.44%, 02/14/37 (a)	300,000	302,562
4.13%, 11/20/45	150,000	124,229
5.10%, 06/18/50	750,000	674,692
4.98%, 04/20/55	400,000	345,128
		2,981,704
		53,379,000

Supranational* 1.3%
African Development Bank
0.88%, 07/22/26	500,000	482,220
4.63%, 01/04/27	350,000	353,308
4.13%, 02/25/27	500,000	501,095
4.38%, 11/03/27	500,000	505,155
4.38%, 03/14/28	250,000	253,043
3.50%, 09/18/29	400,000	392,360
5.75%, 05/07/34 (a)(b)(j)	200,000	191,500
Asian Development Bank
1.75%, 08/14/26	400,000	389,208
2.63%, 01/12/27	500,000	489,350
4.13%, 01/12/27	500,000	501,020
1.50%, 01/20/27	500,000	480,475
3.13%, 08/20/27	500,000	491,760
2.50%, 11/02/27	500,000	483,875
4.38%, 01/14/28	900,000	910,620
2.75%, 01/19/28	500,000	485,750
3.75%, 04/25/28	500,000	497,940
1.25%, 06/09/28	250,000	231,188
5.82%, 06/16/28	250,000	263,218
4.50%, 08/25/28	500,000	508,665
4.38%, 03/06/29	600,000	608,796
1.88%, 03/15/29	300,000	278,184
3.63%, 08/28/29	600,000	592,170
1.75%, 09/19/29	250,000	228,248
1.88%, 01/24/30	400,000	364,384

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 05/30/30	700,000	703,801
0.75%, 10/08/30	750,000	632,002
1.50%, 03/04/31	500,000	434,030
3.88%, 09/28/32	650,000	635,082
4.00%, 01/12/33	350,000	343,900
3.88%, 06/14/33	350,000	340,053
4.13%, 01/12/34	350,000	343,889
4.38%, 03/22/35	300,000	298,935
Asian Infrastructure Investment Bank
3.75%, 09/14/27	300,000	299,004
4.13%, 01/18/29	500,000	502,975
4.50%, 01/16/30	1,250,000	1,275,825
4.50%, 05/21/35	200,000	201,408
Corp. Andina de Fomento
2.25%, 02/08/27	400,000	386,712
6.00%, 04/26/27	300,000	309,180
5.00%, 01/24/29	500,000	510,795
5.00%, 01/22/30	400,000	409,752
Council of Europe Development Bank
0.88%, 09/22/26	400,000	384,040
4.63%, 06/11/27	350,000	354,329
3.63%, 05/08/28	200,000	198,499
4.13%, 01/24/29	250,000	251,283
4.50%, 01/15/30	300,000	306,018
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	505,920
4.13%, 01/25/29	500,000	502,710
4.25%, 03/13/34	250,000	246,793
European Investment Bank
0.75%, 10/26/26	500,000	477,945
1.38%, 03/15/27	750,000	716,872
4.38%, 03/19/27	700,000	704,991
2.38%, 05/24/27	450,000	436,536
3.25%, 11/15/27	500,000	492,700
3.88%, 03/15/28	1,050,000	1,049,937
3.88%, 06/15/28	300,000	299,985
4.50%, 10/16/28	750,000	763,867
4.00%, 02/15/29	750,000	751,890
1.75%, 03/15/29	500,000	462,130
4.75%, 06/15/29	1,100,000	1,132,736
1.63%, 10/09/29	350,000	317,751
3.75%, 11/15/29	1,000,000	991,320
4.50%, 03/14/30	1,500,000	1,534,260
0.88%, 05/17/30	170,000	146,271
3.63%, 07/15/30	800,000	785,352
0.75%, 09/23/30	500,000	422,605
1.25%, 02/14/31	500,000	429,165
1.63%, 05/13/31	250,000	217,895
4.38%, 10/10/31	750,000	758,865
3.75%, 02/14/33	500,000	483,925
4.13%, 02/13/34	750,000	737,475
4.63%, 02/12/35	500,000	508,420
4.88%, 02/15/36	800,000	828,064
Inter-American Development Bank
2.00%, 06/02/26	524,000	513,148
2.00%, 07/23/26	300,000	293,073
1.50%, 01/13/27	500,000	480,540
4.38%, 02/01/27	250,000	251,430
2.38%, 07/07/27	350,000	339,133
0.63%, 09/16/27	500,000	464,360
4.00%, 01/12/28	400,000	400,916
1.13%, 07/20/28	500,000	459,015
3.13%, 09/18/28	650,000	633,880
4.13%, 02/15/29	750,000	754,380
2.25%, 06/18/29	700,000	655,116
3.50%, 09/14/29	500,000	490,705
4.80%, 01/22/30 (a)	100,000	100,582
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/15/30	750,000	766,342
3.75%, 06/14/30	400,000	395,386
1.13%, 01/13/31	750,000	639,330
3.63%, 09/17/31	400,000	387,784
3.50%, 04/12/33	500,000	473,515
4.50%, 09/13/33	350,000	353,745
4.38%, 07/17/34	400,000	399,224
4.38%, 01/24/44	300,000	274,440
Inter-American Investment Corp.
4.13%, 02/15/28	200,000	200,668
4.75%, 09/19/28	200,000	204,518
4.25%, 02/14/29	150,000	150,893
4.25%, 04/01/30	200,000	201,092
International Bank for Reconstruction & Development
0.88%, 07/15/26	550,000	530,904
4.00%, 08/27/26	500,000	499,550
1.88%, 10/27/26	200,000	194,142
3.13%, 06/15/27	750,000	738,150
2.50%, 11/22/27	350,000	338,506
0.75%, 11/24/27	1,000,000	926,140
1.38%, 04/20/28	1,000,000	931,510
3.63%, 05/05/28	750,000	744,337
3.50%, 07/12/28	1,000,000	987,720
4.63%, 08/01/28	800,000	816,464
1.13%, 09/13/28	1,000,000	914,310
3.63%, 09/21/29	700,000	690,543
3.88%, 10/16/29	1,000,000	995,990
1.75%, 10/23/29	450,000	409,968
3.88%, 02/14/30	1,000,000	994,980
4.13%, 03/20/30	1,000,000	1,005,370
0.88%, 05/14/30	700,000	602,378
4.00%, 07/25/30	750,000	748,882
0.75%, 08/26/30	750,000	634,417
4.00%, 01/10/31	800,000	796,672
1.25%, 02/10/31	750,000	642,532
4.50%, 04/10/31	750,000	765,660
1.63%, 11/03/31	1,000,000	856,870
4.63%, 01/15/32	1,000,000	1,023,930
2.50%, 03/29/32	750,000	673,980
4.00%, 05/06/32	900,000	888,003
4.75%, 11/14/33	550,000	565,064
3.88%, 08/28/34	500,000	480,215
4.75%, 02/15/35	80,000	81,610
International Finance Corp.
0.75%, 10/08/26	300,000	287,199
4.38%, 01/15/27	250,000	251,463
4.50%, 01/21/28	400,000	406,000
4.50%, 07/13/28	500,000	508,615
4.25%, 07/02/29	350,000	353,769
0.75%, 08/27/30	400,000	338,436
Nordic Investment Bank
4.38%, 03/14/28	250,000	253,093
4.25%, 02/28/29	250,000	252,428
3.75%, 05/09/30	200,000	197,817
		69,922,256
Total Government Related (Cost $244,070,453)		227,363,692

SECURITIZED 26.4% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	972,497

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	70,377	68,872
4.26%, 06/01/38	100,000	93,717
4.45%, 12/01/49	200,000	169,218
4.67%, 12/01/53	200,000	170,434
		502,241
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/54	175,000	159,369
		1,634,107

Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	145,892
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,140,290
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	950,000	920,434
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	558,017
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	267,854
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	440,142
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)(k)	1,500,000	1,578,381
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,000,000	1,012,475
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,038,195
Series 2028-C28, Class A5
5.40%, 09/15/57 (a)	1,000,000	1,012,359
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,881,907
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	652,614
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,247,668
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	580,779
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	909,778
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	4,500,000	4,666,493
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	232,361
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,164,028
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,531,906
COMM Mortgage Trust
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	793,341	791,442
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,295,237
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	2,000,000	1,964,038
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K052, Class A2
3.15%, 11/25/25 (a)	95,454	94,812
Series K054, Class A2
2.75%, 01/25/26 (a)	9,166	9,056
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	587,516
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	2,412,094	2,376,943
Series K062, Class A2
3.41%, 12/25/26 (a)	300,000	295,699
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	736,476
Series K066, Class A2
3.12%, 06/25/27 (a)	1,200,000	1,174,353
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	500,000	489,349
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,955,592
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	882,733
Series K074, Class A1
3.60%, 09/25/27 (a)	14,721	14,638
Series K074, Class A2
3.60%, 01/25/28 (a)	3,500,000	3,444,107
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,169,505
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	250,000	248,506
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	700,000	695,282
Series K087, Class A2
3.77%, 12/25/28 (a)	100,000	98,527
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	957,180
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,465,536
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	2,068,180
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,657,077
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,719,378
Series K144, Class A2
2.45%, 04/25/32 (a)	1,200,000	1,054,046
Series K146, Class A2
2.92%, 06/25/32 (a)	2,500,000	2,257,142
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	936,589
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	662,296
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,317,041
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	1,200,000	1,140,811
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	676,946
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	353,239
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	777,046
Series K159, Class A2
4.50%, 07/25/33 (a)	2,700,000	2,672,442

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K163, Class A2
5.00%, 03/25/34 (a)(k)	600,000	611,986
Series K733, Class A2
3.75%, 08/25/25 (a)(k)	1,178,005	1,173,472
Series K735, Class A2
2.86%, 05/25/26 (a)	794,626	783,265
Federal National Mortgage Association-ACES
Series 2015-M13, Class A2
2.67%, 06/25/25 (a)(k)	34,062	34,062
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(k)	691,934	676,570
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,754,945
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(k)	2,034,000	1,983,408
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33, Class A3
3.50%, 12/15/48 (a)	244,236	243,368
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	2,550,000	2,537,737
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,389,932
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	242,120	236,962
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,285,626
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48 (a)	29,002	28,883
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	397,158
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	242,813
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	874,870
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	192,922
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,200,000	1,168,789
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59 (a)	101,476	100,683
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	109,762	109,429
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	1,200,000	1,191,397
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	121,790	121,144
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	1,330,400	1,319,632
Series 2016-NXS6, Class ASB
2.83%, 11/15/49 (a)	23,996	23,895
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	993,557
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	290,957
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,358,644
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	933,534
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	482,091	473,325
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	646,822
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,681,763
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	465,169
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,783,736
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,420,333
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(k)	300,000	280,747
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	150,000	154,647
		101,986,515

Mortgage-Backed Securities Pass-Through 24.5%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	277,965	237,413
1.50%, 08/01/35 to 08/01/51 (a)	40,603,999	32,308,958
2.00%, 01/01/28 to 04/01/52 (a)	153,817,973	122,938,503
2.50%, 04/01/27 to 05/01/52 (a)	77,437,094	64,416,531
3.00%, 08/01/26 to 06/01/53 (a)	46,194,220	40,628,159
3.50%, 01/01/26 to 02/01/53 (a)	23,869,913	21,759,518
4.00%, 05/01/26 to 11/01/54 (a)	15,493,611	14,572,794
4.50%, 05/01/34 to 09/01/52 (a)	11,758,175	11,394,718
5.00%, 11/01/33 to 11/01/54 (a)	21,491,819	21,043,463
5.50%, 06/01/33 to 01/01/55 (a)	42,181,918	42,003,355
6.00%, 05/01/32 to 11/01/54 (a)	27,784,757	28,288,444
6.50%, 02/01/36 to 03/01/55 (a)	16,946,394	17,492,332
7.00%, 12/01/53 to 01/01/54 (a)	3,209,209	3,355,002
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	646,271	555,193
1.50%, 08/01/35 to 04/01/51 (a)	26,048,504	21,462,439
2.00%, 12/01/27 to 04/01/52 (a)	154,980,942	125,413,825
2.50%, 07/01/27 to 05/01/52 (a)	127,665,974	106,854,437
3.00%, 10/01/26 to 05/01/52 (a)	71,321,750	62,993,681
3.50%, 10/01/25 to 08/01/52 (a)	46,463,213	42,504,902
4.00%, 06/01/27 to 08/01/52 (a)	31,139,413	29,400,463
4.50%, 03/01/30 to 10/01/52 (a)	19,466,997	18,755,279
5.00%, 11/01/33 to 03/01/55 (a)	35,156,666	34,324,882
5.50%, 03/01/33 to 03/01/55 (a)	35,261,952	35,147,461
6.00%, 04/01/35 to 04/01/55 (a)	43,015,438	43,647,137
6.50%, 08/01/34 to 03/01/55 (a)	17,877,891	18,444,370
7.00%, 10/01/53 to 03/01/55 (a)	3,823,670	3,992,868
7.50%, 11/01/53 to 08/01/54 (a)	860,082	908,419
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	723,946	555,261
2.00%, 04/20/36 to 05/20/52 (a)	56,238,019	45,275,592
2.50%, 08/20/27 to 06/20/52 (a)	59,944,883	50,383,518
3.00%, 04/20/27 to 05/20/52 (a)	43,706,892	38,434,754
3.50%, 09/20/32 to 12/20/54 (a)	32,630,729	29,585,317
4.00%, 06/15/39 to 10/20/52 (a)	21,161,407	19,752,796
4.50%, 07/15/39 to 01/20/55 (a)	21,001,681	20,085,833
5.00%, 02/20/33 to 05/20/55 (a)	31,536,999	30,795,236
5.50%, 04/15/33 to 05/20/55 (a)	34,345,111	34,216,334
6.00%, 04/20/44 to 05/20/55 (a)	22,296,284	22,606,423
6.50%, 01/20/53 to 05/20/55 (a)	8,970,714	9,174,872
7.00%, 01/20/53 to 12/20/54 (a)	2,014,778	2,075,051
7.50%, 12/20/53 (a)	139,951	144,643
Government National Mortgage Association, TBA
3.50%, 06/20/54 (a)(l)	1,500,000	1,329,934
4.00%, 06/20/55 (a)(l)	2,000,000	1,832,455
4.50%, 06/20/55 (a)(l)	4,000,000	3,774,796

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uniform Mortgage-Backed Security, TBA
3.50%, 06/15/55 (a)(l)	4,000,000	3,532,030
4.00%, 06/13/52 (a)(l)	16,000,000	14,668,120
4.50%, 06/15/55 (a)(l)	15,500,000	14,624,304
5.00%, 06/15/55 (a)(l)	5,000,000	4,841,432
5.50%, 06/15/55 (a)(l)	500,000	495,082
		1,313,028,329
Total Securitized (Cost $1,573,901,821)		1,416,648,951

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (m)	73,364,982	73,364,982
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (m)(n)	1,964,498	1,964,498
		75,329,480
Total Short-Term Investments (Cost $75,329,480)		75,329,480
Total Investments in Securities (Cost $5,745,293,057)		5,403,729,268

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,903,683.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,075,890 or 0.2% of net assets.

(e)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/25	FACE AMOUNT AT 5/31/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$49,221	$—	($49,530 )	($913 )	$1,537	($315 )	$—	$—	$872
0.90%, 03/11/26	189,134	—	(193,392)	(6,888)	11,333	(187)	—	—	1,050
1.15%, 05/13/26	141,804	—	(145,510)	(4,654)	8,501	(141)	—	—	1,294
5.88%, 08/24/26	153,807	—	—	—	(1,277)	(103)	152,427	150,000	6,609
3.20%, 03/02/27	97,057	—	—	—	2,721	(1,632)	98,146	100,000	2,400
2.45%, 03/03/27	228,665	—	—	—	2,648	1,146	232,459	240,000	4,410
3.30%, 04/01/27	97,209	—	—	—	2,420	(1,332)	98,297	100,000	2,475
3.20%, 01/25/28	96,160	—	—	—	1,758	(527)	97,391	100,000	2,400
2.00%, 03/20/28	184,452	—	—	—	4,263	(249)	188,466	200,000	3,000
4.00%, 02/01/29	49,226	24,163	—	—	1,488	(535)	74,342	75,000	1,894

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/25	FACE AMOUNT AT 5/31/25	INTEREST INCOME EARNED
5.64%, 05/19/29	$196,667	$—	$—	$—	$186	($21 )	$196,832	$190,000	$8,041
3.25%, 05/22/29	71,397	—	—	—	1,126	(512)	72,011	75,000	1,828
2.75%, 10/01/29	46,113	—	—	—	733	(246)	46,600	50,000	1,031
6.20%, 11/17/29	212,078	—	—	—	963	(1,485)	211,556	200,000	9,294
4.63%, 03/22/30	50,536	—	—	—	483	(426)	50,593	50,000	1,735
1.65%, 03/11/31	83,288	—	—	—	1,248	62	84,598	100,000	1,238
2.30%, 05/13/31	86,821	—	—	—	1,197	(282)	87,736	100,000	1,725
1.95%, 12/01/31	104,335	—	—	—	698	2	105,035	125,000	1,828
2.90%, 03/03/32	132,957	—	—	—	(935)	415	132,437	150,000	3,263
5.85%, 05/19/34	210,894	25,559	—	—	(1,635)	(197)	234,621	225,000	9,357
6.14%, 08/24/34	215,106	26,065	—	—	(1,952)	(53)	239,166	225,000	9,809
Total	$2,696,927	$75,787	($388,432 )	($12,455 )	$37,504	($6,618 )	$2,402,713		$75,553

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,278,990,590	$—	$1,278,990,590
Treasuries [1]	—	2,405,396,555	—	2,405,396,555
Government Related [1]	—	227,363,692	—	227,363,692
Securitized [1]	—	1,416,648,951	—	1,416,648,951
Short-Term Investments [1]	75,329,480	—	—	75,329,480
Total	$75,329,480	$5,328,399,788	$—	$5,403,729,268

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.3% OF NET ASSETS

Financial Institutions 11.1%
Banking 8.4%
Ally Financial, Inc.
7.10%, 11/15/27 (a)(b)	150,000	157,401
5.74%, 05/15/29 (b)(c)	100,000	101,003
6.99%, 06/13/29 (b)(c)	150,000	156,767
6.85%, 01/03/30 (b)(c)	150,000	156,803
5.54%, 01/17/31 (b)(c)	100,000	99,916
American Express Co.
1.65%, 11/04/26 (b)	150,000	144,374
2.55%, 03/04/27 (b)	250,000	242,593
3.30%, 05/03/27 (b)	250,000	245,533
5.85%, 11/05/27 (b)	200,000	207,056
5.10%, 02/16/28 (b)(c)	250,000	252,400
5.04%, 07/26/28 (b)(c)	150,000	151,790
4.73%, 04/25/29 (b)(c)	200,000	201,192
5.28%, 07/27/29 (b)(c)	250,000	255,795
5.53%, 04/25/30 (b)(c)	200,000	206,744
5.09%, 01/30/31 (b)(c)	200,000	203,080
5.02%, 04/25/31 (b)(c)	200,000	202,368
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	251,990
4.62%, 12/16/29	250,000	252,842
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (c)	200,000	206,006
5.38%, 03/13/29	200,000	204,800
Banco Santander SA
4.25%, 04/11/27	200,000	198,400
5.29%, 08/18/27	200,000	202,492
1.72%, 09/14/27 (b)(c)	200,000	192,322
4.18%, 03/24/28 (b)(c)	200,000	198,142
4.38%, 04/12/28	200,000	198,366
5.37%, 07/15/28 (b)(c)	200,000	202,996
5.59%, 08/08/28	400,000	411,332
6.61%, 11/07/28	200,000	212,494
3.31%, 06/27/29	200,000	190,412
5.57%, 01/17/30	200,000	205,566
5.54%, 03/14/30 (b)(c)	200,000	204,714
3.49%, 05/28/30	200,000	187,552
Bank of America Corp.
4.25%, 10/22/26	200,000	199,240
1.73%, 07/22/27 (b)(c)	750,000	725,670
3.25%, 10/21/27 (b)	400,000	390,368
4.18%, 11/25/27 (b)	300,000	297,456
3.82%, 01/20/28 (b)(c)	300,000	296,103
2.55%, 02/04/28 (b)(c)	300,000	289,989
3.71%, 04/24/28 (b)(c)	300,000	294,993
4.38%, 04/27/28 (b)(c)	400,000	398,180
3.59%, 07/21/28 (b)(c)	250,000	244,753
4.95%, 07/22/28 (b)(c)	500,000	503,145
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 11/10/28 (b)(c)	150,000	155,363
3.42%, 12/20/28 (b)(c)	900,000	873,468
4.98%, 01/24/29 (b)(c)	300,000	303,057
3.97%, 03/05/29 (b)(c)	400,000	392,996
5.20%, 04/25/29 (b)(c)	500,000	508,275
2.09%, 06/14/29 (b)(c)	400,000	371,424
4.27%, 07/23/29 (b)(c)	500,000	494,480
5.82%, 09/15/29 (b)(c)	450,000	466,465
3.97%, 02/07/30 (b)(c)	400,000	390,320
3.19%, 07/23/30 (b)(c)	350,000	329,882
2.88%, 10/22/30 (b)(c)	200,000	185,392
5.16%, 01/24/31 (b)(c)	400,000	406,216
2.50%, 02/13/31 (b)(c)	200,000	180,600
2.59%, 04/29/31 (b)(c)	350,000	316,011
Bank of America NA
5.53%, 08/18/26 (b)	350,000	354,546
Bank of Montreal
1.25%, 09/15/26	300,000	288,240
2.65%, 03/08/27	300,000	291,360
5.37%, 06/04/27	200,000	203,728
4.57%, 09/10/27 (b)(c)	100,000	99,936
4.70%, 09/14/27 (b)	200,000	201,192
5.20%, 02/01/28 (b)	200,000	203,966
5.72%, 09/25/28 (b)	200,000	207,458
5.00%, 01/27/29 (b)(c)	100,000	101,087
4.64%, 09/10/30 (b)(c)	100,000	99,979
3.80%, 12/15/32 (b)(c)	200,000	193,382
Bank of New York Mellon Corp.
2.45%, 08/17/26 (b)	150,000	146,768
2.05%, 01/26/27 (b)	100,000	96,548
3.25%, 05/16/27 (b)	200,000	196,614
3.40%, 01/29/28 (b)	200,000	196,058
3.44%, 02/07/28 (b)(c)	150,000	147,848
3.99%, 06/13/28 (b)(c)	150,000	148,850
5.80%, 10/25/28 (b)(c)	200,000	206,506
3.00%, 10/30/28 (b)	150,000	143,280
4.54%, 02/01/29 (b)(c)	100,000	100,397
3.85%, 04/26/29 (b)	150,000	147,404
3.30%, 08/23/29 (b)	50,000	47,662
6.32%, 10/25/29 (b)(c)	150,000	158,679
4.98%, 03/14/30 (b)(c)	150,000	152,606
4.94%, 02/11/31 (b)(c)	200,000	202,284
Bank of Nova Scotia
1.35%, 06/24/26	150,000	145,332
2.70%, 08/03/26	200,000	196,186
1.30%, 09/15/26	250,000	240,613
1.95%, 02/02/27	175,000	168,525
2.95%, 03/11/27	200,000	195,142
4.40%, 09/08/28 (b)(c)	100,000	99,648
5.45%, 08/01/29	50,000	51,568
4.85%, 02/01/30	200,000	202,058
5.13%, 02/14/31 (b)(c)	150,000	151,800

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barclays PLC
6.50%, 09/13/27 (b)(c)	250,000	255,290
2.28%, 11/24/27 (b)(c)	200,000	192,974
4.34%, 01/10/28 (b)	200,000	198,444
4.84%, 05/09/28 (b)	300,000	300,597
5.50%, 08/09/28 (b)(c)	200,000	203,032
4.84%, 09/10/28 (b)(c)	200,000	200,480
7.39%, 11/02/28 (b)(c)	200,000	211,656
5.09%, 02/25/29 (b)(c)	200,000	201,204
4.97%, 05/16/29 (b)(c)	300,000	301,407
6.49%, 09/13/29 (b)(c)	200,000	209,940
5.69%, 03/12/30 (b)(c)	300,000	307,713
5.09%, 06/20/30 (b)(c)	200,000	199,130
4.94%, 09/10/30 (b)(c)	200,000	199,726
5.37%, 02/25/31 (b)(c)	200,000	201,900
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	200,000	193,524
3.45%, 04/07/27 (b)	250,000	245,780
4.51%, 09/11/27 (b)(c)	100,000	99,870
4.86%, 01/13/28 (b)(c)	100,000	100,431
5.99%, 10/03/28 (b)	250,000	261,437
4.86%, 03/30/29 (b)(c)	200,000	201,138
5.26%, 04/08/29 (b)	200,000	204,908
4.63%, 09/11/30 (b)(c)	100,000	99,590
5.25%, 01/13/31 (b)(c)	100,000	101,691
Capital One Financial Corp.
3.75%, 07/28/26 (b)	250,000	247,090
4.10%, 02/09/27 (b)	150,000	148,829
3.65%, 05/11/27 (b)	250,000	246,020
7.15%, 10/29/27 (b)(c)	100,000	103,198
1.88%, 11/02/27 (b)(c)	200,000	192,356
3.80%, 01/31/28 (b)	200,000	196,122
4.93%, 05/10/28 (b)(c)	200,000	200,642
5.47%, 02/01/29 (b)(c)	250,000	254,487
6.31%, 06/08/29 (b)(c)	250,000	260,422
5.70%, 02/01/30 (b)(c)	150,000	153,932
5.46%, 07/26/30 (b)(c)	200,000	203,804
Capital One NA
3.45%, 07/27/26 (b)	250,000	246,565
Citibank NA
5.49%, 12/04/26 (b)	250,000	253,677
4.88%, 11/19/27 (b)(c)	300,000	301,263
Citigroup, Inc.
3.20%, 10/21/26 (b)	500,000	491,170
4.30%, 11/20/26	250,000	248,845
1.46%, 06/09/27 (b)(c)	500,000	483,590
4.45%, 09/29/27	500,000	497,935
3.89%, 01/10/28 (b)(c)	400,000	395,044
3.07%, 02/24/28 (b)(c)	400,000	389,404
4.66%, 05/24/28 (b)(c)	250,000	250,083
3.67%, 07/24/28 (b)(c)	350,000	342,328
4.13%, 07/25/28	300,000	295,695
3.52%, 10/27/28 (b)(c)	400,000	389,164
4.79%, 03/04/29 (b)(c)	300,000	300,447
4.08%, 04/23/29 (b)(c)	300,000	295,365
5.17%, 02/13/30 (b)(c)	400,000	405,404
3.98%, 03/20/30 (b)(c)	350,000	340,053
4.54%, 09/19/30 (b)(c)	450,000	444,334
2.98%, 11/05/30 (b)(c)	300,000	277,674
2.67%, 01/29/31 (b)(c)	300,000	271,695
4.41%, 03/31/31 (b)(c)	500,000	489,380
4.95%, 05/07/31 (b)(c)	300,000	300,066
5.59%, 11/19/34 (b)(c)	175,000	175,315
Citizens Financial Group, Inc.
2.85%, 07/27/26 (b)	150,000	147,054
5.84%, 01/23/30 (b)(c)	200,000	205,278
5.25%, 03/05/31 (b)(c)	100,000	100,230
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comerica, Inc.
5.98%, 01/30/30 (b)(c)	150,000	152,564
Commonwealth Bank of Australia
4.42%, 03/14/28	250,000	251,430
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	247,528
4.80%, 01/09/29	250,000	253,402
4.49%, 10/17/29	250,000	251,118
Deutsche Bank AG
2.31%, 11/16/27 (b)(c)	350,000	337,141
2.55%, 01/07/28 (b)(c)	200,000	192,852
5.37%, 01/10/29 (b)(c)	200,000	202,274
6.72%, 01/18/29 (b)(c)	200,000	208,810
5.41%, 05/10/29	200,000	205,966
6.82%, 11/20/29 (b)(c)	250,000	264,685
5.00%, 09/11/30 (b)(c)	150,000	149,477
5.30%, 05/09/31 (b)(c)	150,000	150,320
4.88%, 12/01/32 (b)(c)	200,000	196,306
Fifth Third Bancorp
2.55%, 05/05/27 (b)	175,000	168,592
1.71%, 11/01/27 (b)(c)	100,000	95,994
6.36%, 10/27/28 (b)(c)	250,000	259,292
6.34%, 07/27/29 (b)(c)	200,000	209,288
4.77%, 07/28/30 (b)(c)	100,000	99,713
4.90%, 09/06/30 (b)(c)	100,000	100,304
Fifth Third Bank NA
4.97%, 01/28/28 (b)(c)	250,000	251,058
First Citizens BancShares, Inc.
5.23%, 03/12/31 (b)(c)	100,000	99,679
First Horizon Bank
5.75%, 05/01/30 (b)	250,000	251,817
First Horizon Corp.
5.51%, 03/07/31 (b)(c)	100,000	100,640
FNB Corp.
5.72%, 12/11/30 (b)(c)	75,000	74,202
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (b)	500,000	492,870
3.85%, 01/26/27 (b)	300,000	297,627
1.54%, 09/10/27 (b)(c)	550,000	528,379
1.95%, 10/21/27 (b)(c)	500,000	481,690
2.64%, 02/24/28 (b)(c)	400,000	386,552
3.62%, 03/15/28 (b)(c)	600,000	589,326
4.94%, 04/23/28 (b)(c)	250,000	251,205
3.69%, 06/05/28 (b)(c)	375,000	368,171
4.48%, 08/23/28 (b)(c)	250,000	249,238
3.81%, 04/23/29 (b)(c)	400,000	391,520
4.22%, 05/01/29 (b)(c)	400,000	396,048
6.48%, 10/24/29 (b)(c)	500,000	527,555
2.60%, 02/07/30 (b)	200,000	182,818
3.80%, 03/15/30 (b)	300,000	289,551
5.73%, 04/25/30 (b)(c)	350,000	361,973
5.05%, 07/23/30 (b)(c)	300,000	302,769
4.69%, 10/23/30 (b)(c)	200,000	199,288
5.21%, 01/28/31 (b)(c)	300,000	304,479
5.22%, 04/23/31 (b)(c)	400,000	406,160
HSBC Holdings PLC
4.38%, 11/23/26	200,000	199,170
5.89%, 08/14/27 (b)(c)	200,000	202,532
2.25%, 11/22/27 (b)(c)	250,000	240,918
4.04%, 03/13/28 (b)(c)	400,000	395,408
5.60%, 05/17/28 (b)(c)	300,000	304,518
4.76%, 06/09/28 (b)(c)	400,000	399,692
5.21%, 08/11/28 (b)(c)	250,000	252,467
2.01%, 09/22/28 (b)(c)	200,000	187,996
7.39%, 11/03/28 (b)(c)	250,000	264,385
5.13%, 11/19/28 (b)(c)	200,000	201,538

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.16%, 03/09/29 (b)(c)	200,000	206,884
4.58%, 06/19/29 (b)(c)	500,000	496,640
2.21%, 08/17/29 (b)(c)	200,000	184,324
5.55%, 03/04/30 (b)(c)	225,000	230,231
4.95%, 03/31/30	200,000	201,824
3.97%, 05/22/30 (b)(c)	500,000	482,025
5.29%, 11/19/30 (b)(c)	300,000	303,036
5.13%, 03/03/31 (b)(c)	200,000	200,544
5.24%, 05/13/31 (b)(c)	200,000	201,024
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,006
Huntington Bancshares, Inc.
6.21%, 08/21/29 (b)(c)	200,000	208,538
5.27%, 01/15/31 (b)(c)	200,000	202,334
Huntington National Bank
4.55%, 05/17/28 (b)(c)	250,000	249,598
5.65%, 01/10/30 (b)	250,000	257,802
ING Groep NV
3.95%, 03/29/27	200,000	198,122
4.02%, 03/28/28 (b)(c)	300,000	296,910
4.55%, 10/02/28	300,000	299,697
4.05%, 04/09/29	200,000	196,106
5.34%, 03/19/30 (b)(c)	200,000	204,056
JPMorgan Chase & Co.
2.95%, 10/01/26 (b)	400,000	392,876
4.13%, 12/15/26	300,000	298,752
1.47%, 09/22/27 (b)(c)	450,000	432,202
4.25%, 10/01/27	200,000	200,070
5.04%, 01/23/28 (b)(c)	400,000	402,836
3.78%, 02/01/28 (b)(c)	550,000	542,899
2.95%, 02/24/28 (b)(c)	200,000	194,696
5.57%, 04/22/28 (b)(c)	300,000	305,598
4.32%, 04/26/28 (b)(c)	500,000	497,890
3.54%, 05/01/28 (b)(c)	300,000	294,474
2.18%, 06/01/28 (b)(c)	350,000	334,113
4.98%, 07/22/28 (b)(c)	350,000	352,873
4.85%, 07/25/28 (b)(c)	600,000	603,336
4.51%, 10/22/28 (b)(c)	200,000	199,634
3.51%, 01/23/29 (b)(c)	350,000	340,798
4.92%, 01/24/29 (b)(c)	300,000	302,727
4.01%, 04/23/29 (b)(c)	350,000	344,764
2.07%, 06/01/29 (b)(c)	250,000	232,533
4.20%, 07/23/29 (b)(c)	450,000	445,108
5.30%, 07/24/29 (b)(c)	400,000	408,220
6.09%, 10/23/29 (b)(c)	400,000	418,076
4.45%, 12/05/29 (b)(c)	350,000	347,921
5.01%, 01/23/30 (b)(c)	350,000	354,375
5.58%, 04/22/30 (b)(c)	400,000	413,156
3.70%, 05/06/30 (b)(c)	300,000	289,749
4.57%, 06/14/30 (b)(c)	250,000	249,035
5.00%, 07/22/30 (b)(c)	400,000	403,880
2.74%, 10/15/30 (b)(c)	500,000	461,235
4.60%, 10/22/30 (b)(c)	350,000	348,141
5.14%, 01/24/31 (b)(c)	300,000	304,812
4.49%, 03/24/31 (b)(c)	400,000	395,444
2.52%, 04/22/31 (b)(c)	350,000	316,200
5.10%, 04/22/31 (b)(c)	350,000	355,271
2.96%, 05/13/31 (b)(c)	400,000	363,832
KeyBank NA
5.85%, 11/15/27 (b)	250,000	256,475
4.39%, 12/14/27	250,000	248,390
KeyCorp
2.25%, 04/06/27	250,000	239,508
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	197,634
5.46%, 01/05/28 (b)(c)	200,000	202,308
3.75%, 03/18/28 (b)(c)	250,000	245,993
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 03/22/28	200,000	198,862
4.55%, 08/16/28	200,000	199,140
3.57%, 11/07/28 (b)(c)	300,000	292,053
5.87%, 03/06/29 (b)(c)	200,000	206,020
5.72%, 06/05/30 (b)(c)	200,000	206,474
M&T Bank Corp.
4.55%, 08/16/28 (b)(c)	250,000	249,203
7.41%, 10/30/29 (b)(c)	100,000	107,989
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (b)	250,000	251,045
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	200,000	195,748
1.54%, 07/20/27 (b)(c)	350,000	338,086
3.29%, 07/25/27	200,000	195,358
1.64%, 10/13/27 (b)(c)	250,000	240,195
2.34%, 01/19/28 (b)(c)	350,000	337,578
4.08%, 04/19/28 (b)(c)	200,000	198,022
5.35%, 09/13/28 (b)(c)	250,000	254,197
5.42%, 02/22/29 (b)(c)	200,000	204,256
3.74%, 03/07/29	200,000	194,826
5.24%, 04/19/29 (b)(c)	200,000	203,452
3.20%, 07/18/29	200,000	189,326
5.26%, 04/17/30 (b)(c)	200,000	203,792
5.20%, 01/16/31 (b)(c)	200,000	203,342
5.16%, 04/24/31 (b)(c)	200,000	202,932
Mizuho Financial Group, Inc.
1.55%, 07/09/27 (b)(c)	200,000	193,384
4.02%, 03/05/28	200,000	197,922
5.41%, 09/13/28 (b)(c)	200,000	203,606
5.67%, 05/27/29 (b)(c)	200,000	206,256
5.78%, 07/06/29 (b)(c)	200,000	206,598
4.25%, 09/11/29 (b)(c)	200,000	197,406
5.38%, 07/10/30 (b)(c)	200,000	204,180
3.15%, 07/16/30 (b)(c)	200,000	187,740
2.87%, 09/13/30 (b)(c)	200,000	185,072
5.10%, 05/13/31 (b)(c)	200,000	202,212
2.59%, 05/25/31 (b)(c)	200,000	180,262
5.74%, 05/27/31 (b)(c)	200,000	207,590
Morgan Stanley
3.13%, 07/27/26	400,000	393,964
6.25%, 08/09/26	50,000	51,036
4.35%, 09/08/26	250,000	249,035
3.63%, 01/20/27	400,000	395,324
3.95%, 04/23/27	300,000	297,324
1.51%, 07/20/27 (b)(c)	500,000	482,585
2.48%, 01/21/28 (b)(c)	400,000	386,360
5.65%, 04/13/28 (b)(c)	200,000	203,702
4.21%, 04/20/28 (b)(c)	200,000	198,604
3.59%, 07/22/28 (b)	500,000	488,780
6.30%, 10/18/28 (b)(c)	400,000	414,764
3.77%, 01/24/29 (b)(c)	250,000	244,720
5.12%, 02/01/29 (b)(c)	300,000	303,645
5.16%, 04/20/29 (b)(c)	350,000	355,131
5.45%, 07/20/29 (b)(c)	350,000	358,221
6.41%, 11/01/29 (b)(c)	300,000	316,311
5.17%, 01/16/30 (b)(c)	385,000	391,179
4.43%, 01/23/30 (b)(c)	450,000	446,350
5.66%, 04/18/30 (b)(c)	350,000	361,560
5.04%, 07/19/30 (b)(c)	300,000	303,123
4.65%, 10/18/30 (b)(c)	300,000	298,197
5.23%, 01/15/31 (b)(c)	300,000	304,794
2.70%, 01/22/31 (b)(c)	400,000	365,252
3.62%, 04/01/31 (b)(c)	400,000	379,476
5.19%, 04/17/31 (b)(c)	450,000	456,700
Morgan Stanley Bank NA
4.45%, 10/15/27 (b)(c)	250,000	249,858
4.95%, 01/14/28 (b)(c)	250,000	251,517

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 05/26/28 (b)(c)	300,000	305,451
4.97%, 07/14/28 (b)(c)	250,000	252,150
5.02%, 01/12/29 (b)(c)	300,000	303,018
National Australia Bank Ltd.
2.50%, 07/12/26	400,000	392,480
3.91%, 06/09/27	275,000	273,375
4.94%, 01/12/28	250,000	254,660
4.90%, 06/13/28	250,000	254,875
National Bank of Canada
5.60%, 12/18/28	250,000	258,347
4.50%, 10/10/29	250,000	247,730
NatWest Group PLC
1.64%, 06/14/27 (b)(c)	200,000	193,770
5.58%, 03/01/28 (b)(c)	200,000	202,948
3.07%, 05/22/28 (b)(c)	200,000	193,990
4.89%, 05/18/29 (b)(c)	300,000	301,194
5.81%, 09/13/29 (b)(c)	200,000	206,344
5.08%, 01/27/30 (b)(c)	300,000	301,980
4.45%, 05/08/30 (b)(c)	200,000	196,746
4.96%, 08/15/30 (b)(c)	200,000	200,534
5.12%, 05/23/31 (b)(c)	200,000	200,916
6.48%, 06/01/34 (b)(c)	200,000	207,680
Northern Trust Corp.
4.00%, 05/10/27 (b)	200,000	199,366
PNC Bank NA
4.05%, 07/26/28	250,000	246,465
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (b)	250,000	245,448
1.15%, 08/13/26 (b)	200,000	192,416
5.30%, 01/21/28 (b)(c)	200,000	202,360
5.35%, 12/02/28 (b)(c)	250,000	254,525
3.45%, 04/23/29 (b)	250,000	241,310
5.58%, 06/12/29 (b)(c)	500,000	514,700
2.55%, 01/22/30 (b)	450,000	411,390
5.49%, 05/14/30 (b)(c)	250,000	257,185
5.22%, 01/29/31 (b)(c)	100,000	101,643
4.90%, 05/13/31 (b)(c)	200,000	200,328
Regions Financial Corp.
5.72%, 06/06/30 (b)(c)	150,000	153,590
Royal Bank of Canada
1.15%, 07/14/26	250,000	241,463
1.40%, 11/02/26	250,000	240,240
2.05%, 01/21/27	150,000	144,813
3.63%, 05/04/27	250,000	246,820
4.24%, 08/03/27	250,000	249,533
4.51%, 10/18/27 (b)(c)	100,000	100,064
6.00%, 11/01/27	250,000	259,180
4.90%, 01/12/28	150,000	152,171
4.72%, 03/27/28 (b)(c)	200,000	200,752
5.20%, 08/01/28	150,000	153,546
4.52%, 10/18/28 (b)(c)	100,000	99,946
4.97%, 01/24/29 (b)(c)	200,000	201,994
4.95%, 02/01/29	150,000	152,769
4.97%, 08/02/30 (b)(c)	100,000	100,811
4.65%, 10/18/30 (b)(c)	250,000	249,025
5.15%, 02/04/31 (b)(c)	200,000	203,094
4.97%, 05/02/31 (b)(c)	100,000	100,846
Santander Holdings USA, Inc.
3.24%, 10/05/26 (b)(d)	200,000	196,122
4.40%, 07/13/27 (b)	250,000	248,003
2.49%, 01/06/28 (b)(c)	150,000	144,186
6.50%, 03/09/29 (b)(c)	200,000	207,128
5.47%, 03/20/29 (b)(c)	100,000	100,819
6.57%, 06/12/29 (b)(c)	100,000	103,798
5.35%, 09/06/30 (b)(c)	100,000	100,588
5.74%, 03/20/31 (b)(c)	100,000	101,144
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (b)(c)	250,000	240,355
3.82%, 11/03/28 (b)(c)	200,000	194,572
4.86%, 09/11/30 (b)(c)	200,000	198,292
5.69%, 04/15/31 (b)(c)	200,000	204,740
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	253,107
State Street Corp.
5.27%, 08/03/26 (b)	200,000	201,910
4.99%, 03/18/27 (b)	100,000	101,240
4.33%, 10/22/27 (b)	100,000	100,182
2.20%, 02/07/28 (b)(c)	200,000	192,858
4.54%, 02/28/28 (b)	250,000	251,985
5.82%, 11/04/28 (b)(c)	75,000	77,495
4.53%, 02/20/29 (b)(c)	100,000	100,342
5.68%, 11/21/29 (b)(c)	150,000	156,011
4.14%, 12/03/29 (b)(c)	100,000	99,064
2.40%, 01/24/30	100,000	91,993
3.15%, 03/30/31 (b)(c)	100,000	93,784
3.03%, 11/01/34 (b)(c)	75,000	68,381
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	400,000	392,040
1.40%, 09/17/26	300,000	288,378
3.01%, 10/19/26	200,000	196,092
3.45%, 01/11/27	200,000	197,014
2.17%, 01/14/27	200,000	192,928
3.36%, 07/12/27	200,000	195,932
5.52%, 01/13/28	250,000	256,777
3.54%, 01/17/28	200,000	195,676
5.80%, 07/13/28	200,000	207,418
5.72%, 09/14/28	200,000	207,102
1.90%, 09/17/28	250,000	230,113
3.04%, 07/16/29	400,000	376,220
2.72%, 09/27/29	200,000	185,058
5.71%, 01/13/30	200,000	208,370
2.75%, 01/15/30	200,000	183,978
Synchrony Bank
5.63%, 08/23/27 (b)	250,000	253,427
Synchrony Financial
3.95%, 12/01/27 (b)	50,000	48,645
5.15%, 03/19/29 (b)	100,000	99,216
5.94%, 08/02/30 (b)(c)	50,000	50,710
5.45%, 03/06/31 (b)(c)	100,000	99,596
Synovus Financial Corp.
6.17%, 11/01/30 (b)(c)	75,000	76,011
Toronto-Dominion Bank
5.53%, 07/17/26	300,000	303,330
4.57%, 12/17/26	200,000	200,308
1.95%, 01/12/27	100,000	96,186
2.80%, 03/10/27	250,000	243,190
4.11%, 06/08/27	250,000	248,215
4.69%, 09/15/27	300,000	301,404
5.16%, 01/10/28	200,000	203,404
4.86%, 01/31/28	250,000	252,472
5.52%, 07/17/28	150,000	154,539
4.99%, 04/05/29	100,000	101,519
4.78%, 12/17/29	125,000	125,531
3.63%, 09/15/31 (b)(c)	200,000	196,428
5.15%, 09/10/34 (b)(c)	100,000	99,350
Truist Bank
3.80%, 10/30/26 (b)	250,000	246,963
2.25%, 03/11/30 (b)	250,000	221,215
Truist Financial Corp.
1.13%, 08/03/27 (b)	150,000	140,220
4.12%, 06/06/28 (b)(c)	200,000	198,436
4.87%, 01/26/29 (b)(c)	250,000	251,467
1.89%, 06/07/29 (b)(c)	200,000	184,922

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.16%, 10/30/29 (b)(c)	250,000	269,125
5.44%, 01/24/30 (b)(c)	150,000	153,438
5.07%, 05/20/31 (b)(c)	200,000	201,090
U.S. Bancorp
2.38%, 07/22/26 (b)	200,000	196,032
3.15%, 04/27/27 (b)	150,000	146,883
2.22%, 01/27/28 (b)(c)	200,000	192,620
4.55%, 07/22/28 (b)(c)	200,000	199,856
4.65%, 02/01/29 (b)(c)	300,000	300,582
5.78%, 06/12/29 (b)(c)	250,000	258,112
5.38%, 01/23/30 (b)(c)	250,000	255,842
5.10%, 07/23/30 (b)(c)	200,000	202,602
5.05%, 02/12/31 (b)(c)	200,000	201,564
5.08%, 05/15/31 (b)(c)	200,000	201,770
U.S. Bank NA
4.51%, 10/22/27 (b)(c)	250,000	249,750
UBS AG
1.25%, 08/07/26	250,000	240,880
5.00%, 07/09/27	250,000	252,827
4.86%, 01/10/28 (b)(c)	250,000	251,297
7.50%, 02/15/28	350,000	376,369
5.65%, 09/11/28	250,000	259,155
Wells Fargo & Co.
3.00%, 10/23/26	400,000	392,040
3.20%, 06/17/27 (b)(c)	350,000	345,030
4.30%, 07/22/27	400,000	398,248
4.90%, 01/24/28 (b)(c)	300,000	301,182
3.53%, 03/24/28 (b)(c)	500,000	490,385
5.71%, 04/22/28 (b)(c)	400,000	407,516
3.58%, 05/22/28 (b)(c)	500,000	490,200
2.39%, 06/02/28 (b)(c)	500,000	478,640
4.81%, 07/25/28 (b)(c)	500,000	501,480
4.15%, 01/24/29 (b)	350,000	345,702
4.97%, 04/23/29 (b)(c)	250,000	252,000
5.57%, 07/25/29 (b)(c)	700,000	718,256
6.30%, 10/23/29 (b)(c)	400,000	420,000
5.20%, 01/23/30 (b)(c)	400,000	406,820
2.88%, 10/30/30 (b)(c)	350,000	323,344
5.24%, 01/24/31 (b)(c)	400,000	406,256
2.57%, 02/11/31 (b)(c)	200,000	180,818
4.48%, 04/04/31 (b)(c)	450,000	442,939
5.15%, 04/23/31 (b)(c)	300,000	303,795
Wells Fargo Bank NA
5.45%, 08/07/26 (b)	350,000	353,962
5.25%, 12/11/26 (b)	250,000	253,260
Westpac Banking Corp.
1.15%, 06/03/26	250,000	242,298
2.70%, 08/19/26	200,000	196,454
3.35%, 03/08/27	200,000	197,072
5.46%, 11/18/27	250,000	257,192
3.40%, 01/25/28	200,000	196,158
5.54%, 11/17/28	200,000	208,404
1.95%, 11/20/28	200,000	185,288
2.65%, 01/16/30	100,000	92,890
4.32%, 11/23/31 (b)(c)	300,000	297,054
4.11%, 07/24/34 (b)(c)	150,000	143,829
		122,966,811
Brokerage/Asset Managers/Exchanges 0.4%
Ameriprise Financial, Inc.
5.70%, 12/15/28 (b)	100,000	104,266
Ares Management Corp.
6.38%, 11/10/28 (b)	100,000	105,434
BGC Group, Inc.
8.00%, 05/25/28 (b)	75,000	79,697
6.15%, 04/02/30 (b)(d)	100,000	100,101
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock Funding, Inc.
4.70%, 03/14/29 (b)	100,000	101,647
BlackRock, Inc.
3.20%, 03/15/27	100,000	98,447
3.25%, 04/30/29 (b)	100,000	96,671
2.40%, 04/30/30 (b)	100,000	91,307
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	200,000	196,556
4.85%, 03/29/29 (b)	175,000	175,336
Cboe Global Markets, Inc.
3.65%, 01/12/27 (b)	150,000	148,075
Charles Schwab Corp.
5.88%, 08/24/26 (b)(e)	125,000	127,023
3.20%, 03/02/27 (b)(e)	50,000	49,073
2.45%, 03/03/27 (b)(e)	200,000	193,716
3.30%, 04/01/27 (b)(e)	50,000	49,149
3.20%, 01/25/28 (b)(e)	90,000	87,652
2.00%, 03/20/28 (b)(e)	150,000	141,350
4.00%, 02/01/29 (b)(e)	75,000	74,342
5.64%, 05/19/29 (b)(c)(e)	150,000	155,394
3.25%, 05/22/29 (b)(e)	75,000	72,011
2.75%, 10/01/29 (b)(e)	50,000	46,600
6.20%, 11/17/29 (b)(c)(e)	175,000	185,111
4.63%, 03/22/30 (b)(e)	50,000	50,593
CME Group, Inc.
3.75%, 06/15/28 (b)	100,000	98,888
4.40%, 03/15/30 (b)	100,000	99,920
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (b)	100,000	97,464
4.00%, 09/15/27 (b)	250,000	248,072
3.63%, 09/01/28 (b)	150,000	146,367
3.75%, 09/21/28 (b)	100,000	98,022
4.35%, 06/15/29 (b)	100,000	99,788
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	201,004
5.88%, 07/21/28 (b)	150,000	154,113
4.15%, 01/23/30	100,000	96,571
Lazard Group LLC
3.63%, 03/01/27 (b)	150,000	146,946
LPL Holdings, Inc.
4.90%, 04/03/28 (b)	75,000	75,152
6.75%, 11/17/28 (b)	100,000	106,254
5.20%, 03/15/30 (b)	100,000	100,609
Marex Group PLC
5.83%, 05/08/28 (b)	100,000	100,510
Nasdaq, Inc.
3.85%, 06/30/26 (b)	75,000	74,588
5.35%, 06/28/28 (b)	175,000	179,622
Nomura Holdings, Inc.
2.33%, 01/22/27	200,000	192,378
5.84%, 01/18/28	200,000	205,160
6.07%, 07/12/28	200,000	207,756
2.17%, 07/14/28	200,000	185,406
5.61%, 07/06/29	200,000	205,100
3.10%, 01/16/30	200,000	184,964
Raymond James Financial, Inc.
4.65%, 04/01/30 (b)	75,000	75,611
Stifel Financial Corp.
4.00%, 05/15/30 (b)	100,000	95,050
		6,004,866
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27 (b)	250,000	257,410
3.65%, 07/21/27 (b)	200,000	195,616

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 10/15/27 (b)	150,000	149,623
4.88%, 04/01/28 (b)	250,000	251,360
5.75%, 06/06/28 (b)	150,000	154,188
3.00%, 10/29/28 (b)	500,000	472,205
5.10%, 01/19/29 (b)	150,000	151,483
4.63%, 09/10/29 (b)	150,000	148,750
6.95%, 03/10/55 (b)(c)	150,000	154,059
Air Lease Corp.
3.75%, 06/01/26 (b)	150,000	148,830
1.88%, 08/15/26 (b)	250,000	241,817
2.20%, 01/15/27 (b)	200,000	192,748
5.85%, 12/15/27 (b)	100,000	102,970
5.30%, 02/01/28 (b)	150,000	152,898
4.63%, 10/01/28 (b)	100,000	100,078
5.10%, 03/01/29 (b)	100,000	101,655
Aircastle Ltd.
4.25%, 06/15/26 (b)	125,000	124,114
Apollo Debt Solutions BDC
6.90%, 04/13/29 (b)	200,000	207,452
ARES Capital Corp.
2.15%, 07/15/26 (b)	150,000	145,431
2.88%, 06/15/27 (b)	100,000	96,064
2.88%, 06/15/28 (b)	200,000	186,826
5.88%, 03/01/29 (b)	150,000	152,068
5.95%, 07/15/29 (b)	100,000	101,757
ARES Strategic Income Fund
5.70%, 03/15/28 (b)	125,000	125,150
6.35%, 08/15/29 (b)	125,000	126,703
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (b)	50,000	48,078
Barings BDC, Inc.
3.30%, 11/23/26 (b)	100,000	97,066
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (b)	75,000	75,977
Blackstone Private Credit Fund
4.95%, 09/26/27 (b)	100,000	98,982
7.30%, 11/27/28 (b)	150,000	158,880
4.00%, 01/15/29 (b)	100,000	95,062
5.95%, 07/16/29 (b)	100,000	101,043
5.60%, 11/22/29 (b)	175,000	173,964
5.25%, 04/01/30 (b)	100,000	97,917
Blackstone Secured Lending Fund
2.75%, 09/16/26 (b)	150,000	145,460
2.13%, 02/15/27 (b)	100,000	95,064
5.35%, 04/13/28 (b)	75,000	75,186
2.85%, 09/30/28 (b)	100,000	92,346
Blue Owl Capital Corp.
3.40%, 07/15/26 (b)	150,000	146,893
8.45%, 11/15/26 (b)	75,000	77,885
2.63%, 01/15/27 (b)	50,000	47,819
3.13%, 04/13/27 (b)	50,000	47,923
2.88%, 06/11/28 (b)	100,000	92,332
5.95%, 03/15/29 (b)	150,000	150,025
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (b)	75,000	72,572
4.70%, 02/08/27 (b)	75,000	74,188
7.75%, 09/16/27 (b)	100,000	104,224
7.95%, 06/13/28 (b)	100,000	105,876
7.75%, 01/15/29 (b)	75,000	79,325
6.60%, 09/15/29 (b)	175,000	178,981
5.80%, 03/15/30 (b)	200,000	198,128
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (b)	75,000	70,921
6.10%, 03/15/28 (b)(d)	100,000	99,278
6.75%, 04/04/29 (b)	100,000	100,739
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin BSP Capital Corp.
7.20%, 06/15/29 (b)	75,000	75,932
FS KKR Capital Corp.
2.63%, 01/15/27 (b)	100,000	95,380
3.13%, 10/12/28 (b)	100,000	90,607
7.88%, 01/15/29 (b)	75,000	78,591
6.88%, 08/15/29 (b)	50,000	50,874
6.13%, 01/15/30 (b)	100,000	98,535
GATX Corp.
3.25%, 09/15/26 (b)	100,000	98,128
5.40%, 03/15/27 (b)	75,000	75,873
3.50%, 03/15/28 (b)	75,000	72,905
Goldman Sachs Private Credit Corp.
6.25%, 05/06/30 (b)(d)	100,000	100,917
Golub Capital BDC, Inc.
2.50%, 08/24/26 (b)	100,000	96,900
2.05%, 02/15/27 (b)	100,000	94,518
6.00%, 07/15/29 (b)	75,000	75,935
Golub Capital Private Credit Fund
5.80%, 09/12/29 (b)(d)	75,000	74,310
Hercules Capital, Inc.
2.63%, 09/16/26 (b)	75,000	72,136
3.38%, 01/20/27 (b)	100,000	96,480
HPS Corporate Lending Fund
5.45%, 01/14/28 (b)	100,000	99,989
6.75%, 01/30/29 (b)	100,000	103,362
6.25%, 09/30/29 (b)	75,000	76,206
Main Street Capital Corp.
6.50%, 06/04/27 (b)	75,000	76,469
6.95%, 03/01/29 (b)	75,000	77,381
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (b)	100,000	99,093
MSD Investment Corp.
6.25%, 05/31/30 (b)(d)	100,000	98,206
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	50,297
6.88%, 02/01/29 (b)	50,000	50,564
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (b)	50,000	51,049
6.34%, 02/27/30 (b)	50,000	49,374
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (b)	50,000	53,641
6.50%, 07/23/29 (b)	75,000	75,915
Sixth Street Lending Partners
6.50%, 03/11/29 (b)	200,000	205,304
5.75%, 01/15/30 (b)	100,000	99,525
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (b)	75,000	76,296
		9,934,081
Financial Other 0.0%
ORIX Corp.
5.00%, 09/13/27	100,000	100,860
4.65%, 09/10/29	100,000	99,831
		200,691
Insurance 0.9%
ACE Capital Trust II
9.70%, 04/01/30	50,000	59,699
Aegon Ltd.
5.50%, 04/11/48 (b)(c)	450,000	448,105
Aflac, Inc.
3.60%, 04/01/30 (b)	100,000	96,494

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allstate Corp.
3.28%, 12/15/26 (b)	100,000	98,304
American International Group, Inc.
4.85%, 05/07/30 (b)	100,000	100,445
5.75%, 04/01/48 (b)(c)	75,000	75,116
American National Group, Inc.
5.00%, 06/15/27 (b)	100,000	99,986
5.75%, 10/01/29 (b)	75,000	76,311
Aon Corp.
3.75%, 05/02/29 (b)	125,000	121,476
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (b)	100,000	97,157
Aon North America, Inc.
5.13%, 03/01/27 (b)	125,000	126,359
5.15%, 03/01/29 (b)	150,000	153,078
Arch Capital Finance LLC
4.01%, 12/15/26 (b)	150,000	148,774
Arthur J Gallagher & Co.
4.60%, 12/15/27 (b)	100,000	100,293
4.85%, 12/15/29 (b)	100,000	100,880
Assurant, Inc.
4.90%, 03/27/28 (b)	75,000	75,138
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (b)	75,000	78,325
Athene Holding Ltd.
4.13%, 01/12/28 (b)	200,000	196,732
AXIS Specialty Finance LLC
4.90%, 01/15/40 (b)(c)	100,000	94,986
AXIS Specialty Finance PLC
4.00%, 12/06/27 (b)	100,000	98,350
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (b)	100,000	97,171
1.85%, 03/12/30 (b)	100,000	90,274
Brighthouse Financial, Inc.
3.70%, 06/22/27 (b)	125,000	122,176
5.63%, 05/15/30 (b)	100,000	101,865
Centene Corp.
4.25%, 12/15/27 (b)	400,000	391,232
2.45%, 07/15/28 (b)	400,000	368,732
4.63%, 12/15/29 (b)	450,000	433,503
3.38%, 02/15/30 (b)	200,000	182,322
Chubb INA Holdings LLC
4.65%, 08/15/29 (b)	50,000	50,517
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	107,106
CNA Financial Corp.
3.90%, 05/01/29 (b)	100,000	97,182
CNO Financial Group, Inc.
5.25%, 05/30/29 (b)	100,000	99,879
Corebridge Financial, Inc.
3.65%, 04/05/27 (b)	175,000	172,303
3.85%, 04/05/29 (b)	150,000	145,653
6.88%, 12/15/52 (b)(c)	150,000	152,569
Elevance Health, Inc.
3.65%, 12/01/27 (b)	250,000	245,572
4.10%, 03/01/28 (b)	150,000	148,711
5.15%, 06/15/29 (b)	150,000	152,928
2.88%, 09/15/29 (b)	100,000	93,245
2.25%, 05/15/30 (b)	100,000	89,108
Enact Holdings, Inc.
6.25%, 05/28/29 (b)	125,000	128,550
Enstar Finance LLC
5.50%, 01/15/42 (b)(c)	75,000	73,128
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enstar Group Ltd.
4.95%, 06/01/29 (b)	100,000	99,436
Equitable Holdings, Inc.
4.35%, 04/20/28 (b)	200,000	198,742
Essent Group Ltd.
6.25%, 07/01/29 (b)	75,000	77,285
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (b)	100,000	104,110
6.50%, 06/04/29 (b)	75,000	76,719
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (b)	100,000	100,574
4.63%, 04/29/30 (b)	75,000	73,981
Fidelity National Financial, Inc.
4.50%, 08/15/28 (b)	50,000	49,526
First American Financial Corp.
4.00%, 05/15/30 (b)	100,000	94,148
Globe Life, Inc.
4.55%, 09/15/28 (b)	75,000	74,936
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (b)	50,000	46,625
Horace Mann Educators Corp.
7.25%, 09/15/28 (b)	50,000	53,450
Humana, Inc.
1.35%, 02/03/27 (b)	150,000	142,868
3.95%, 03/15/27 (b)	150,000	148,941
5.75%, 12/01/28 (b)	75,000	77,465
3.70%, 03/23/29 (b)	100,000	96,097
3.13%, 08/15/29 (b)	50,000	46,591
4.88%, 04/01/30 (b)	75,000	74,651
Jackson Financial, Inc.
5.17%, 06/08/27 (b)	100,000	100,915
Lincoln National Corp.
3.63%, 12/12/26 (b)	100,000	98,532
3.05%, 01/15/30 (b)	100,000	92,697
Manulife Financial Corp.
4.06%, 02/24/32 (b)(c)	100,000	98,555
Markel Group, Inc.
3.50%, 11/01/27 (b)	75,000	73,266
3.35%, 09/17/29 (b)	100,000	95,374
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (b)	150,000	150,075
4.65%, 03/15/30 (b)	100,000	100,459
Mercury General Corp.
4.40%, 03/15/27 (b)	100,000	98,700
MetLife, Inc.
4.55%, 03/23/30 (b)	100,000	100,768
MGIC Investment Corp.
5.25%, 08/15/28 (b)	100,000	99,314
NMI Holdings, Inc.
6.00%, 08/15/29 (b)	50,000	51,146
Old Republic International Corp.
3.88%, 08/26/26 (b)	100,000	99,063
PartnerRe Finance B LLC
3.70%, 07/02/29 (b)	75,000	72,075
Principal Financial Group, Inc.
3.70%, 05/15/29 (b)	75,000	72,561
Progressive Corp.
2.45%, 01/15/27	100,000	97,191
2.50%, 03/15/27 (b)	100,000	97,058
4.00%, 03/01/29 (b)	100,000	98,970
3.20%, 03/26/30 (b)	100,000	94,893

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prudential Financial, Inc.
2.10%, 03/10/30 (b)	100,000	90,239
4.50%, 09/15/47 (b)(c)	100,000	98,035
5.70%, 09/15/48 (b)(c)	150,000	150,090
Prudential Funding Asia PLC
3.13%, 04/14/30	150,000	141,158
Radian Group, Inc.
4.88%, 03/15/27 (b)	150,000	149,785
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (b)	75,000	73,088
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (b)	75,000	72,035
SiriusPoint Ltd.
7.00%, 04/05/29 (b)	75,000	78,121
UnitedHealth Group, Inc.
3.45%, 01/15/27	100,000	98,490
3.70%, 05/15/27 (b)	200,000	197,160
2.95%, 10/15/27	150,000	144,838
5.25%, 02/15/28 (b)	200,000	203,860
3.85%, 06/15/28	150,000	147,349
3.88%, 12/15/28	100,000	97,771
4.25%, 01/15/29 (b)	200,000	197,692
4.70%, 04/15/29 (b)	75,000	75,191
4.00%, 05/15/29 (b)	125,000	122,200
2.88%, 08/15/29	50,000	46,678
4.80%, 01/15/30 (b)	200,000	201,102
5.30%, 02/15/30 (b)	200,000	204,886
2.00%, 05/15/30	100,000	88,108
Voya Financial, Inc.
4.70%, 01/23/48 (b)(c)	50,000	47,321
Willis North America, Inc.
4.65%, 06/15/27 (b)	150,000	150,633
4.50%, 09/15/28 (b)	100,000	99,707
2.95%, 09/15/29 (b)	100,000	93,189
		12,486,217
REITs 0.7%
Agree LP
2.00%, 06/15/28 (b)	100,000	92,861
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (b)	100,000	98,602
2.75%, 12/15/29 (b)	150,000	136,987
American Homes 4 Rent LP
4.25%, 02/15/28 (b)	100,000	98,844
4.90%, 02/15/29 (b)	50,000	50,283
AvalonBay Communities, Inc.
3.20%, 01/15/28 (b)	100,000	97,263
1.90%, 12/01/28 (b)	75,000	68,909
3.30%, 06/01/29 (b)	100,000	95,632
2.30%, 03/01/30 (b)	100,000	90,453
Boston Properties LP
2.75%, 10/01/26 (b)	100,000	97,311
6.75%, 12/01/27 (b)	100,000	104,360
4.50%, 12/01/28 (b)	150,000	147,975
3.40%, 06/21/29 (b)	100,000	93,876
2.90%, 03/15/30 (b)	100,000	90,628
Brixmor Operating Partnership LP
4.13%, 06/15/26 (b)	100,000	99,507
3.90%, 03/15/27 (b)	75,000	74,038
4.13%, 05/15/29 (b)	100,000	97,378
Camden Property Trust
5.85%, 11/03/26 (b)	75,000	76,348
4.10%, 10/15/28 (b)	50,000	49,534
3.15%, 07/01/29 (b)	75,000	71,109
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
COPT Defense Properties LP
2.00%, 01/15/29 (b)	75,000	67,259
CubeSmart LP
3.13%, 09/01/26 (b)	100,000	97,927
2.25%, 12/15/28 (b)	100,000	92,342
Digital Realty Trust LP
3.70%, 08/15/27 (b)	200,000	196,938
5.55%, 01/15/28 (b)	150,000	153,630
4.45%, 07/15/28 (b)	100,000	99,709
DOC Dr. LLC
3.95%, 01/15/28 (b)	100,000	98,387
EPR Properties
4.75%, 12/15/26 (b)	100,000	99,566
4.50%, 06/01/27 (b)	100,000	98,976
3.75%, 08/15/29 (b)	150,000	141,573
ERP Operating LP
2.85%, 11/01/26 (b)	100,000	97,888
3.50%, 03/01/28 (b)	100,000	97,810
3.00%, 07/01/29 (b)	150,000	141,732
Essex Portfolio LP
1.70%, 03/01/28 (b)	100,000	92,543
4.00%, 03/01/29 (b)	75,000	73,171
3.00%, 01/15/30 (b)	100,000	92,446
Extra Space Storage LP
3.50%, 07/01/26 (b)	100,000	98,929
5.70%, 04/01/28 (b)	100,000	102,874
3.90%, 04/01/29 (b)	150,000	145,558
4.00%, 06/15/29 (b)	150,000	145,732
Federal Realty OP LP
5.38%, 05/01/28 (b)	50,000	50,981
Healthcare Realty Holdings LP
3.50%, 08/01/26 (b)	50,000	49,203
3.75%, 07/01/27 (b)	75,000	73,369
3.10%, 02/15/30 (b)	75,000	68,764
Healthpeak OP LLC
3.25%, 07/15/26 (b)	100,000	98,503
2.13%, 12/01/28 (b)	75,000	68,912
3.50%, 07/15/29 (b)	75,000	71,563
3.00%, 01/15/30 (b)	100,000	92,608
Highwoods Realty LP
4.13%, 03/15/28 (b)	100,000	97,393
3.05%, 02/15/30 (b)	75,000	67,626
Host Hotels & Resorts LP
3.38%, 12/15/29 (b)	50,000	46,330
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (b)	100,000	92,861
Kilroy Realty LP
4.75%, 12/15/28 (b)	75,000	73,612
4.25%, 08/15/29 (b)	50,000	47,283
Kimco Realty OP LLC
3.80%, 04/01/27 (b)	100,000	98,827
1.90%, 03/01/28 (b)	100,000	93,433
LXP Industrial Trust
6.75%, 11/15/28 (b)	50,000	52,657
Mid-America Apartments LP
3.60%, 06/01/27 (b)	150,000	147,798
3.95%, 03/15/29 (b)	100,000	98,073
NNN REIT, Inc.
3.50%, 10/15/27 (b)	100,000	97,633
4.30%, 10/15/28 (b)	100,000	98,880
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (b)	150,000	149,710
4.75%, 01/15/28 (b)	50,000	50,052
3.63%, 10/01/29 (b)	75,000	70,484

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Operating Partnership LP
9.25%, 07/20/28 (b)	100,000	110,521
6.88%, 07/15/29 (b)	75,000	77,683
Prologis LP
3.25%, 06/30/26 (b)	100,000	98,813
2.13%, 04/15/27 (b)	100,000	96,169
4.88%, 06/15/28 (b)	100,000	101,476
3.88%, 09/15/28 (b)	100,000	98,649
4.00%, 09/15/28 (b)	75,000	74,158
4.38%, 02/01/29 (b)	75,000	75,112
Public Storage Operating Co.
1.50%, 11/09/26 (b)	100,000	96,015
1.85%, 05/01/28 (b)	100,000	93,375
1.95%, 11/09/28 (b)	75,000	69,341
5.13%, 01/15/29 (b)	100,000	102,663
Realty Income Corp.
4.13%, 10/15/26 (b)	150,000	149,259
3.00%, 01/15/27 (b)	150,000	146,691
3.95%, 08/15/27 (b)	150,000	148,627
3.65%, 01/15/28 (b)	100,000	98,260
2.10%, 03/15/28 (b)	75,000	70,510
4.75%, 02/15/29 (b)	75,000	75,402
3.25%, 06/15/29 (b)	75,000	71,344
4.00%, 07/15/29 (b)	75,000	73,237
3.40%, 01/15/30 (b)	100,000	94,785
4.85%, 03/15/30 (b)	100,000	100,872
Regency Centers LP
3.60%, 02/01/27 (b)	100,000	98,714
2.95%, 09/15/29 (b)	75,000	70,393
Sabra Health Care LP
5.13%, 08/15/26 (b)	100,000	99,899
3.90%, 10/15/29 (b)	75,000	70,301
Simon Property Group LP
3.25%, 11/30/26 (b)	150,000	147,555
1.38%, 01/15/27 (b)	150,000	143,017
3.38%, 06/15/27 (b)	100,000	98,183
3.38%, 12/01/27 (b)	100,000	97,720
1.75%, 02/01/28 (b)	50,000	46,785
2.45%, 09/13/29 (b)	150,000	138,085
Store Capital LLC
4.50%, 03/15/28 (b)	50,000	49,120
4.63%, 03/15/29 (b)	75,000	73,072
Sun Communities Operating LP
2.30%, 11/01/28 (b)	50,000	46,319
Tanger Properties LP
3.13%, 09/01/26 (b)	100,000	97,872
UDR, Inc.
3.50%, 07/01/27 (b)	150,000	147,111
4.40%, 01/26/29 (b)	50,000	49,609
3.20%, 01/15/30 (b)	100,000	94,060
Ventas Realty LP
3.25%, 10/15/26 (b)	100,000	98,046
4.00%, 03/01/28 (b)	100,000	98,474
4.40%, 01/15/29 (b)	100,000	99,053
3.00%, 01/15/30 (b)	100,000	92,665
Welltower OP LLC
2.70%, 02/15/27 (b)	100,000	97,443
4.25%, 04/15/28 (b)	102,000	101,740
4.13%, 03/15/29 (b)	75,000	74,086
3.10%, 01/15/30 (b)	100,000	93,924
		10,469,651
		162,062,317

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 12.6%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
4.60%, 02/08/29 (b)	100,000	101,066
Albemarle Corp.
4.65%, 06/01/27 (b)	150,000	148,287
ArcelorMittal SA
6.55%, 11/29/27 (b)	200,000	207,478
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	100,000	101,086
4.75%, 02/28/28 (b)	175,000	177,228
5.10%, 09/08/28 (b)	150,000	153,271
Cabot Corp.
4.00%, 07/01/29 (b)	75,000	72,580
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (b)	200,000	194,398
Dow Chemical Co.
4.80%, 11/30/28 (b)	100,000	100,756
7.38%, 11/01/29	54,000	59,456
DuPont de Nemours, Inc.
4.73%, 11/15/28 (b)	350,000	354,385
Eastman Chemical Co.
5.00%, 08/01/29 (b)	50,000	50,262
Ecolab, Inc.
2.70%, 11/01/26 (b)	200,000	195,728
3.25%, 12/01/27 (b)	150,000	146,625
4.80%, 03/24/30 (b)	100,000	101,641
FMC Corp.
3.20%, 10/01/26 (b)	150,000	146,674
3.45%, 10/01/29 (b)	75,000	69,117
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (b)	100,000	100,102
4.13%, 03/01/28 (b)	100,000	98,386
5.25%, 09/01/29 (b)	100,000	100,957
4.25%, 03/01/30 (b)	100,000	96,974
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	84,673
Huntsman International LLC
4.50%, 05/01/29 (b)	100,000	93,684
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (b)	75,000	74,343
Kinross Gold Corp.
4.50%, 07/15/27 (b)	100,000	99,882
Mosaic Co.
4.05%, 11/15/27 (b)	150,000	148,122
5.38%, 11/15/28 (b)	50,000	50,922
Newmont Corp.
2.80%, 10/01/29 (b)	75,000	70,466
Nucor Corp.
4.30%, 05/23/27 (b)	100,000	100,052
3.95%, 05/01/28 (b)	100,000	99,245
Nutrien Ltd.
4.50%, 03/12/27	100,000	99,967
4.90%, 03/27/28 (b)	125,000	126,325
4.20%, 04/01/29 (b)	175,000	172,312
2.95%, 05/13/30 (b)	100,000	91,872
Packaging Corp. of America
3.00%, 12/15/29 (b)	150,000	140,130
PPG Industries, Inc.
2.80%, 08/15/29 (b)	50,000	46,665
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	161,878

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
4.38%, 03/12/27	100,000	100,274
4.50%, 03/14/28 (b)	100,000	100,413
4.88%, 03/14/30 (b)	200,000	202,336
RPM International, Inc.
3.75%, 03/15/27 (b)	100,000	98,518
Sherwin-Williams Co.
3.45%, 06/01/27 (b)	300,000	294,609
4.55%, 03/01/28 (b)	50,000	50,236
2.95%, 08/15/29 (b)	50,000	46,810
2.30%, 05/15/30 (b)	100,000	89,280
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (b)	400,000	404,780
Steel Dynamics, Inc.
1.65%, 10/15/27 (b)	100,000	93,440
3.45%, 04/15/30 (b)	75,000	70,556
Suzano Austria GmbH
6.00%, 01/15/29 (b)	200,000	204,076
5.00%, 01/15/30 (b)	200,000	195,740
Suzano International Finance BV
5.50%, 01/17/27	200,000	201,698
Westlake Corp.
3.60%, 08/15/26 (b)	150,000	147,822
WestRock MWV LLC
8.20%, 01/15/30	100,000	113,772
Weyerhaeuser Co.
4.00%, 11/15/29 (b)	100,000	97,486
4.00%, 04/15/30 (b)	100,000	96,785
WRKCo, Inc.
4.00%, 03/15/28 (b)	100,000	98,241
3.90%, 06/01/28 (b)	100,000	98,006
		7,241,873
Capital Goods 1.4%
3M Co.
2.25%, 09/19/26 (b)	100,000	97,259
2.88%, 10/15/27 (b)	200,000	193,048
3.38%, 03/01/29 (b)	100,000	96,146
2.38%, 08/26/29 (b)	125,000	115,065
4.80%, 03/15/30 (b)	100,000	100,801
AGCO Corp.
5.45%, 03/21/27 (b)	75,000	75,700
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (b)	100,000	97,562
Amcor Finance USA, Inc.
4.50%, 05/15/28 (b)	100,000	99,443
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 (d)	100,000	100,301
5.10%, 03/17/30 (b)(d)	100,000	100,723
Amcor Group Finance PLC
5.45%, 05/23/29 (b)	75,000	76,482
Amphenol Corp.
5.05%, 04/05/29 (b)	75,000	76,708
4.35%, 06/01/29 (b)	75,000	74,905
2.80%, 02/15/30 (b)	100,000	93,024
Avery Dennison Corp.
4.88%, 12/06/28 (b)	75,000	75,733
Berry Global, Inc.
1.65%, 01/15/27 (b)	100,000	95,301
5.50%, 04/15/28 (b)	100,000	101,849
Boeing Co.
2.25%, 06/15/26 (b)	75,000	73,132
2.70%, 02/01/27 (b)	200,000	193,746
6.26%, 05/01/27 (b)	150,000	154,332
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 02/01/28 (b)	150,000	144,781
3.25%, 03/01/28 (b)	100,000	96,261
3.20%, 03/01/29 (b)	150,000	142,109
6.30%, 05/01/29 (b)	350,000	368,294
5.15%, 05/01/30 (b)	600,000	605,640
Carlisle Cos., Inc.
3.75%, 12/01/27 (b)	100,000	97,995
2.75%, 03/01/30 (b)	100,000	91,818
Carrier Global Corp.
2.49%, 02/15/27 (b)	125,000	121,154
2.72%, 02/15/30 (b)	200,000	184,210
Caterpillar Financial Services Corp.
1.15%, 09/14/26	150,000	144,224
4.45%, 10/16/26	100,000	100,321
5.00%, 05/14/27	200,000	202,898
3.60%, 08/12/27	200,000	197,406
1.10%, 09/14/27	200,000	186,512
4.40%, 10/15/27	50,000	50,172
4.85%, 02/27/29	150,000	152,679
4.38%, 08/16/29	50,000	50,036
4.70%, 11/15/29	150,000	152,007
4.80%, 01/08/30	100,000	101,919
Caterpillar, Inc.
2.60%, 04/09/30 (b)	100,000	92,459
CNH Industrial Capital LLC
1.45%, 07/15/26 (b)	150,000	144,680
4.75%, 03/21/28 (b)	100,000	100,234
5.10%, 04/20/29 (b)	100,000	101,305
CNH Industrial NV
3.85%, 11/15/27 (b)	100,000	98,902
CRH SMW Finance DAC
5.20%, 05/21/29 (b)	200,000	203,704
5.13%, 01/09/30 (b)	200,000	203,298
Deere & Co.
5.38%, 10/16/29	75,000	78,365
Dover Corp.
2.95%, 11/04/29 (b)	75,000	69,791
Eaton Corp.
3.10%, 09/15/27 (b)	100,000	97,738
Emerson Electric Co.
0.88%, 10/15/26 (b)	200,000	190,950
1.80%, 10/15/27 (b)	100,000	94,768
Fortive Corp.
3.15%, 06/15/26 (b)	175,000	172,434
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (b)	100,000	93,982
General Dynamics Corp.
2.13%, 08/15/26 (b)	100,000	97,618
3.50%, 04/01/27 (b)	100,000	98,966
2.63%, 11/15/27 (b)	150,000	144,721
3.75%, 05/15/28 (b)	100,000	99,143
HEICO Corp.
5.25%, 08/01/28 (b)	100,000	102,214
Hexcel Corp.
4.20%, 02/15/27 (b)	150,000	148,318
Holcim Finance U.S. LLC
4.95%, 04/07/30 (b)(d)	150,000	151,026
Honeywell International, Inc.
2.50%, 11/01/26 (b)	200,000	194,880
1.10%, 03/01/27 (b)	100,000	94,638
4.65%, 07/30/27 (b)	100,000	100,553
4.25%, 01/15/29 (b)	100,000	99,616
2.70%, 08/15/29 (b)	50,000	46,719
4.88%, 09/01/29 (b)	100,000	101,844
4.70%, 02/01/30 (b)	150,000	151,287

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,322
6.75%, 01/15/28	50,000	52,757
3.00%, 01/15/29 (b)	100,000	95,176
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (b)	150,000	146,088
2.04%, 08/16/28 (b)	100,000	92,229
5.35%, 01/15/30 (b)	100,000	101,661
4.20%, 05/01/30 (b)	100,000	96,559
IDEX Corp.
4.95%, 09/01/29 (b)	100,000	100,733
3.00%, 05/01/30 (b)	100,000	92,120
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	200,000	196,024
Ingersoll Rand, Inc.
5.40%, 08/14/28 (b)	100,000	102,735
5.18%, 06/15/29 (b)	200,000	203,990
John Deere Capital Corp.
1.05%, 06/17/26	150,000	145,053
2.25%, 09/14/26	100,000	97,417
1.30%, 10/13/26	150,000	144,063
4.50%, 01/08/27	100,000	100,567
1.70%, 01/11/27	100,000	96,065
1.75%, 03/09/27	100,000	95,774
4.20%, 07/15/27	100,000	100,032
4.15%, 09/15/27	200,000	199,714
4.65%, 01/07/28	100,000	101,329
4.75%, 01/20/28	200,000	202,778
4.90%, 03/03/28	125,000	127,448
1.50%, 03/06/28	175,000	162,823
4.95%, 07/14/28	250,000	255,280
4.50%, 01/16/29	200,000	201,424
3.45%, 03/07/29	150,000	145,447
4.85%, 06/11/29	150,000	152,956
2.45%, 01/09/30	100,000	92,087
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (b)	100,000	103,205
Kennametal, Inc.
4.63%, 06/15/28 (b)	75,000	74,602
L3Harris Technologies, Inc.
5.40%, 01/15/27	200,000	202,868
4.40%, 06/15/28 (b)	200,000	199,116
5.05%, 06/01/29 (b)	100,000	101,573
2.90%, 12/15/29 (b)	100,000	92,624
Leggett & Platt, Inc.
4.40%, 03/15/29 (b)	100,000	95,965
Lennox International, Inc.
5.50%, 09/15/28 (b)	100,000	102,659
Lockheed Martin Corp.
5.10%, 11/15/27 (b)	150,000	153,577
4.50%, 02/15/29 (b)	100,000	100,566
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (b)	100,000	97,634
2.50%, 03/15/30 (b)	100,000	91,070
Masco Corp.
1.50%, 02/15/28 (b)	100,000	92,147
Mohawk Industries, Inc.
5.85%, 09/18/28 (b)	100,000	103,277
3.63%, 05/15/30 (b)	100,000	94,298
Nordson Corp.
5.60%, 09/15/28 (b)	75,000	76,952
4.50%, 12/15/29 (b)	75,000	74,178
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northrop Grumman Corp.
3.20%, 02/01/27 (b)	100,000	98,115
3.25%, 01/15/28 (b)	250,000	243,232
4.60%, 02/01/29 (b)	75,000	75,551
nVent Finance SARL
4.55%, 04/15/28 (b)	100,000	99,737
Oshkosh Corp.
4.60%, 05/15/28 (b)	100,000	99,624
Otis Worldwide Corp.
5.25%, 08/16/28 (b)	150,000	153,855
2.57%, 02/15/30 (b)	200,000	182,644
Owens Corning
3.40%, 08/15/26 (b)	150,000	147,834
3.95%, 08/15/29 (b)	50,000	48,485
Parker-Hannifin Corp.
3.25%, 03/01/27 (b)	150,000	147,526
4.25%, 09/15/27 (b)	200,000	199,736
3.25%, 06/14/29 (b)	150,000	143,657
4.50%, 09/15/29 (b)	100,000	100,459
Pentair Finance SARL
4.50%, 07/01/29 (b)	75,000	73,952
Regal Rexnord Corp.
6.05%, 04/15/28 (b)	200,000	205,364
6.30%, 02/15/30 (b)	150,000	155,571
Republic Services, Inc.
3.38%, 11/15/27 (b)	150,000	146,907
3.95%, 05/15/28 (b)	100,000	99,105
4.88%, 04/01/29 (b)	100,000	101,732
2.30%, 03/01/30 (b)	100,000	90,612
Rockwell Automation, Inc.
3.50%, 03/01/29 (b)	75,000	72,801
RTX Corp.
2.65%, 11/01/26 (b)	100,000	97,620
5.75%, 11/08/26 (b)	100,000	101,749
3.50%, 03/15/27 (b)	150,000	147,667
3.13%, 05/04/27 (b)	150,000	146,575
4.13%, 11/16/28 (b)	450,000	445,545
5.75%, 01/15/29 (b)	75,000	78,222
7.50%, 09/15/29	100,000	110,953
Snap-on, Inc.
3.25%, 03/01/27 (b)	100,000	98,126
Sonoco Products Co.
4.60%, 09/01/29 (b)	100,000	98,810
3.13%, 05/01/30 (b)	100,000	91,940
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (b)	200,000	207,352
2.30%, 03/15/30 (b)	100,000	88,191
Teledyne Technologies, Inc.
2.25%, 04/01/28 (b)	150,000	141,564
Textron, Inc.
3.65%, 03/15/27 (b)	100,000	98,474
3.90%, 09/17/29 (b)	50,000	48,129
Timken Co.
4.50%, 12/15/28 (b)	75,000	74,507
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (b)	100,000	98,269
Veralto Corp.
5.50%, 09/18/26 (b)	100,000	101,128
5.35%, 09/18/28 (b)	150,000	154,048
Vontier Corp.
2.40%, 04/01/28 (b)	100,000	93,863
Vulcan Materials Co.
4.95%, 12/01/29 (b)	100,000	101,334

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (b)	75,000	74,894
Waste Management, Inc.
3.88%, 01/15/29 (b)(d)	350,000	342,860
2.00%, 06/01/29 (b)	200,000	183,268
4.65%, 03/15/30 (b)	100,000	100,688
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (b)	100,000	98,331
4.70%, 09/15/28 (b)(f)	200,000	200,594
4.90%, 05/29/30 (b)	100,000	100,586
Xylem, Inc.
3.25%, 11/01/26 (b)	100,000	98,328
1.95%, 01/30/28 (b)	100,000	94,119
		20,919,044
Communications 1.3%
America Movil SAB de CV
3.63%, 04/22/29 (b)	200,000	192,788
2.88%, 05/07/30 (b)	200,000	182,880
American Tower Corp.
1.45%, 09/15/26 (b)	150,000	144,204
3.38%, 10/15/26 (b)	150,000	147,759
2.75%, 01/15/27 (b)	200,000	194,298
3.13%, 01/15/27 (b)	100,000	97,598
3.65%, 03/15/27 (b)	100,000	98,444
3.60%, 01/15/28 (b)	100,000	97,744
5.25%, 07/15/28 (b)	100,000	102,010
5.80%, 11/15/28 (b)	100,000	103,878
5.20%, 02/15/29 (b)	100,000	101,876
3.95%, 03/15/29 (b)	100,000	97,429
3.80%, 08/15/29 (b)	200,000	193,056
2.90%, 01/15/30 (b)	100,000	92,366
5.00%, 01/31/30 (b)	100,000	101,174
4.90%, 03/15/30 (b)	100,000	100,584
AppLovin Corp.
5.13%, 12/01/29 (b)	125,000	125,979
AT&T, Inc.
4.25%, 03/01/27 (b)	200,000	199,450
2.30%, 06/01/27 (b)	400,000	383,964
1.65%, 02/01/28 (b)	300,000	279,312
4.10%, 02/15/28 (b)	250,000	248,297
4.35%, 03/01/29 (b)	475,000	472,872
4.30%, 02/15/30 (b)	400,000	396,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (b)	150,000	146,393
4.20%, 03/15/28 (b)	175,000	172,952
2.25%, 01/15/29 (b)	200,000	182,866
5.05%, 03/30/29 (b)	225,000	225,979
6.10%, 06/01/29 (b)	200,000	208,252
Comcast Corp.
2.35%, 01/15/27 (b)	200,000	193,842
3.30%, 02/01/27 (b)	200,000	196,722
3.30%, 04/01/27 (b)	150,000	147,306
5.35%, 11/15/27 (b)	150,000	153,666
3.15%, 02/15/28 (b)	150,000	145,586
3.55%, 05/01/28 (b)	150,000	146,961
4.15%, 10/15/28 (b)	600,000	596,496
4.55%, 01/15/29 (b)	100,000	100,682
5.10%, 06/01/29 (b)	100,000	102,627
2.65%, 02/01/30 (b)	200,000	184,402
3.40%, 04/01/30 (b)	200,000	190,048
Crown Castle, Inc.
3.70%, 06/15/26 (b)	200,000	197,868
1.05%, 07/15/26 (b)	50,000	47,963
2.90%, 03/15/27 (b)	150,000	145,511
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 09/01/27 (b)	150,000	146,577
5.00%, 01/11/28 (b)	150,000	150,955
3.80%, 02/15/28 (b)	100,000	97,709
4.80%, 09/01/28 (b)	100,000	100,009
5.60%, 06/01/29 (b)	100,000	102,765
4.90%, 09/01/29 (b)	200,000	200,464
Discovery Communications LLC
3.95%, 03/20/28 (b)	200,000	190,984
4.13%, 05/15/29 (b)	100,000	93,043
3.63%, 05/15/30 (b)	100,000	88,465
Fox Corp.
4.71%, 01/25/29 (b)	300,000	300,810
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (b)	100,000	100,137
4.75%, 03/30/30 (b)	100,000	100,420
Meta Platforms, Inc.
3.50%, 08/15/27 (b)	225,000	222,208
4.60%, 05/15/28 (b)	275,000	279,535
4.30%, 08/15/29 (b)	100,000	100,434
Netflix, Inc.
4.38%, 11/15/26	175,000	175,336
4.88%, 04/15/28	250,000	254,087
5.88%, 11/15/28	300,000	314,802
Paramount Global
2.90%, 01/15/27 (b)	200,000	194,090
3.70%, 06/01/28 (b)	100,000	96,692
Rogers Communications, Inc.
3.20%, 03/15/27 (b)	200,000	195,614
5.00%, 02/15/29 (b)	200,000	201,562
Sprint Capital Corp.
6.88%, 11/15/28	400,000	428,024
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (b)	200,000	196,866
4.95%, 03/28/28 (b)	100,000	101,079
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	248,290
TELUS Corp.
2.80%, 02/16/27 (b)	100,000	97,071
3.70%, 09/15/27 (b)	100,000	98,102
T-Mobile USA, Inc.
3.75%, 04/15/27 (b)	500,000	493,640
2.05%, 02/15/28 (b)	250,000	235,015
4.95%, 03/15/28 (b)	150,000	152,241
4.80%, 07/15/28 (b)	150,000	151,599
4.85%, 01/15/29 (b)	150,000	151,501
2.63%, 02/15/29 (b)	150,000	139,763
2.40%, 03/15/29 (b)	75,000	69,319
3.38%, 04/15/29 (b)	300,000	286,359
4.20%, 10/01/29 (b)	100,000	98,557
3.88%, 04/15/30 (b)	850,000	820,224
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	150,000	146,027
2.95%, 06/15/27	150,000	146,763
Verizon Communications, Inc.
4.13%, 03/16/27	300,000	298,866
3.00%, 03/22/27 (b)	150,000	146,401
2.10%, 03/22/28 (b)	350,000	329,346
4.33%, 09/21/28	500,000	499,210
3.88%, 02/08/29 (b)	100,000	98,070
4.02%, 12/03/29 (b)	525,000	514,080
3.15%, 03/22/30 (b)	200,000	187,676
Vodafone Group PLC
7.88%, 02/15/30	100,000	114,332

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Walt Disney Co.
2.20%, 01/13/28	100,000	95,593
2.00%, 09/01/29 (b)	300,000	273,723
3.80%, 03/22/30	200,000	195,630
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (b)	600,000	581,850
4.05%, 03/15/29 (b)	225,000	209,698
		18,951,697
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (b)	400,000	390,788
Amazon.com, Inc.
3.30%, 04/13/27 (b)	350,000	345,327
1.20%, 06/03/27 (b)	100,000	94,523
3.15%, 08/22/27 (b)	525,000	514,516
4.55%, 12/01/27 (b)	300,000	303,324
1.65%, 05/12/28 (b)	350,000	327,327
4.65%, 12/01/29 (b)	200,000	203,814
American Honda Finance Corp.
5.25%, 07/07/26	200,000	201,518
2.35%, 01/08/27	150,000	144,969
4.90%, 03/12/27	98,000	98,627
4.45%, 10/22/27	100,000	99,789
4.70%, 01/12/28	100,000	100,465
4.55%, 03/03/28	100,000	100,085
2.00%, 03/24/28	100,000	93,400
5.13%, 07/07/28	150,000	152,470
5.65%, 11/15/28	150,000	155,023
2.25%, 01/12/29	100,000	92,080
4.90%, 03/13/29	125,000	126,073
4.40%, 09/05/29	100,000	98,966
4.80%, 03/05/30	100,000	100,205
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (b)	100,000	97,810
AutoNation, Inc.
1.95%, 08/01/28 (b)	50,000	45,986
AutoZone, Inc.
3.75%, 06/01/27 (b)	200,000	197,552
4.50%, 02/01/28 (b)	100,000	100,305
6.25%, 11/01/28 (b)	100,000	105,661
5.10%, 07/15/29 (b)	100,000	101,933
Best Buy Co., Inc.
4.45%, 10/01/28 (b)	75,000	74,990
Block Financial LLC
2.50%, 07/15/28 (b)	75,000	69,918
Booking Holdings, Inc.
4.63%, 04/13/30 (b)	200,000	201,108
BorgWarner, Inc.
2.65%, 07/01/27 (b)	200,000	192,170
4.95%, 08/15/29 (b)	50,000	50,245
Choice Hotels International, Inc.
3.70%, 12/01/29 (b)	50,000	46,796
Costco Wholesale Corp.
3.00%, 05/18/27 (b)	100,000	98,118
1.38%, 06/20/27 (b)	250,000	237,100
1.60%, 04/20/30 (b)	200,000	176,780
Cummins, Inc.
4.90%, 02/20/29 (b)	100,000	102,084
Darden Restaurants, Inc.
3.85%, 05/01/27 (b)	150,000	148,078
Dollar General Corp.
3.88%, 04/15/27 (b)	100,000	98,637
4.63%, 11/01/27 (b)	100,000	100,037
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 05/01/28 (b)	100,000	98,667
3.50%, 04/03/30 (b)	150,000	140,469
Dollar Tree, Inc.
4.20%, 05/15/28 (b)	200,000	196,782
DR Horton, Inc.
1.30%, 10/15/26 (b)	200,000	191,646
eBay, Inc.
3.60%, 06/05/27 (b)	150,000	147,786
2.70%, 03/11/30 (b)	100,000	91,876
Expedia Group, Inc.
4.63%, 08/01/27 (b)	150,000	150,087
3.80%, 02/15/28 (b)	150,000	146,897
3.25%, 02/15/30 (b)	100,000	93,290
Ford Motor Co.
4.35%, 12/08/26 (b)	250,000	246,617
9.63%, 04/22/30 (b)	200,000	227,144
Ford Motor Credit Co. LLC
4.54%, 08/01/26 (b)	200,000	197,226
4.27%, 01/09/27 (b)	200,000	195,654
5.80%, 03/05/27 (b)	200,000	199,844
5.85%, 05/17/27 (b)	200,000	199,772
4.95%, 05/28/27 (b)	250,000	246,232
4.13%, 08/17/27 (b)	200,000	192,998
7.35%, 11/04/27 (b)	250,000	257,372
5.92%, 03/20/28 (b)	200,000	200,330
6.80%, 05/12/28 (b)	250,000	255,387
6.80%, 11/07/28 (b)	200,000	204,386
2.90%, 02/10/29 (b)	200,000	179,222
5.80%, 03/08/29 (b)	200,000	197,426
5.11%, 05/03/29 (b)	200,000	192,424
5.88%, 11/07/29 (b)	200,000	197,620
7.35%, 03/06/30 (b)	200,000	208,460
General Motors Co.
6.80%, 10/01/27 (b)	200,000	207,428
5.35%, 04/15/28 (b)	100,000	100,888
5.00%, 10/01/28 (b)	100,000	100,128
5.40%, 10/15/29 (b)	100,000	100,785
5.63%, 04/15/30 (b)	100,000	100,895
General Motors Financial Co., Inc.
1.50%, 06/10/26 (b)	200,000	193,276
4.00%, 10/06/26 (b)	200,000	197,760
4.35%, 01/17/27 (b)	150,000	148,680
2.35%, 02/26/27 (b)	250,000	239,275
5.00%, 04/09/27 (b)	200,000	200,320
2.70%, 08/20/27 (b)	200,000	190,490
6.00%, 01/09/28 (b)	150,000	153,787
2.40%, 04/10/28 (b)	200,000	186,592
5.80%, 06/23/28 (b)	200,000	204,306
2.40%, 10/15/28 (b)	200,000	184,152
5.80%, 01/07/29 (b)	250,000	255,522
4.30%, 04/06/29 (b)	150,000	145,436
5.55%, 07/15/29 (b)	250,000	252,737
4.90%, 10/06/29 (b)	150,000	147,894
5.35%, 01/07/30 (b)	200,000	200,290
5.85%, 04/06/30 (b)	150,000	153,345
Genuine Parts Co.
6.50%, 11/01/28 (b)	75,000	79,322
4.95%, 08/15/29 (b)	100,000	100,953
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (b)	50,000	50,962
5.30%, 01/15/29 (b)	250,000	250,990
4.00%, 01/15/30 (b)	100,000	94,570
Home Depot, Inc.
5.15%, 06/25/26	200,000	201,850
2.13%, 09/15/26 (b)	150,000	146,229
2.50%, 04/15/27 (b)	200,000	194,144

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 06/25/27 (b)	150,000	152,128
2.80%, 09/14/27 (b)	200,000	194,216
0.90%, 03/15/28 (b)	100,000	91,582
1.50%, 09/15/28 (b)	150,000	137,855
3.90%, 12/06/28 (b)	150,000	148,777
2.95%, 06/15/29 (b)	350,000	332,748
4.75%, 06/25/29 (b)	200,000	203,140
2.70%, 04/15/30 (b)	150,000	138,809
Honda Motor Co. Ltd.
2.53%, 03/10/27 (b)	250,000	241,772
Hyatt Hotels Corp.
5.05%, 03/30/28 (b)	100,000	100,505
4.38%, 09/15/28 (b)	100,000	98,734
5.75%, 04/23/30 (b)(g)	75,000	76,423
JD.com, Inc.
3.38%, 01/14/30 (a)(b)	200,000	189,964
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (b)	75,000	80,039
Las Vegas Sands Corp.
3.50%, 08/18/26 (b)	200,000	195,892
5.90%, 06/01/27 (b)	100,000	101,334
3.90%, 08/08/29 (b)	50,000	46,975
6.00%, 08/15/29 (b)	50,000	50,796
Lear Corp.
3.80%, 09/15/27 (b)	150,000	146,849
Lennar Corp.
5.00%, 06/15/27 (b)	100,000	100,535
4.75%, 11/29/27 (b)	150,000	150,589
LKQ Corp.
5.75%, 06/15/28 (b)	100,000	102,590
Lowe's Cos., Inc.
3.35%, 04/01/27 (b)	100,000	98,287
3.10%, 05/03/27 (b)	300,000	293,319
1.30%, 04/15/28 (b)	200,000	183,988
1.70%, 09/15/28 (b)	150,000	137,738
6.50%, 03/15/29	100,000	106,988
3.65%, 04/05/29 (b)	200,000	194,090
Magna International, Inc.
5.05%, 03/14/29 (b)	75,000	75,938
Marriott International, Inc.
3.13%, 06/15/26 (b)	100,000	98,506
5.45%, 09/15/26 (b)	75,000	75,786
5.00%, 10/15/27 (b)	150,000	151,974
4.00%, 04/15/28 (b)	100,000	98,610
5.55%, 10/15/28 (b)	100,000	103,148
4.88%, 05/15/29 (b)	150,000	151,242
4.80%, 03/15/30 (b)	100,000	100,263
McDonald's Corp.
3.50%, 03/01/27 (b)	200,000	197,386
3.80%, 04/01/28 (b)	200,000	197,560
4.80%, 08/14/28 (b)	200,000	203,080
2.63%, 09/01/29 (b)	100,000	93,342
2.13%, 03/01/30 (b)	100,000	89,876
MDC Holdings, Inc.
3.85%, 01/15/30 (b)	75,000	71,188
NIKE, Inc.
2.38%, 11/01/26 (b)	100,000	97,541
2.75%, 03/27/27 (b)	150,000	146,187
2.85%, 03/27/30 (b)	200,000	186,918
NVR, Inc.
3.00%, 05/15/30 (b)	100,000	92,266
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (b)	100,000	98,175
4.35%, 06/01/28 (b)	100,000	99,827
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 06/01/29 (b)	75,000	73,147
4.20%, 04/01/30 (b)	75,000	73,639
PACCAR Financial Corp.
2.00%, 02/04/27	200,000	192,764
4.45%, 08/06/27	50,000	50,343
4.60%, 01/10/28	100,000	101,083
4.95%, 08/10/28	100,000	102,084
4.60%, 01/31/29	150,000	151,443
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (b)	100,000	96,556
Sands China Ltd.
2.30%, 03/08/27 (b)(g)	200,000	190,532
5.40%, 08/08/28 (b)(g)	300,000	299,484
Starbucks Corp.
2.45%, 06/15/26 (b)	150,000	146,901
2.00%, 03/12/27 (b)	100,000	95,783
3.50%, 03/01/28 (b)	100,000	97,639
4.00%, 11/15/28 (b)	150,000	147,879
3.55%, 08/15/29 (b)	50,000	48,205
2.25%, 03/12/30 (b)	100,000	89,626
4.80%, 05/15/30 (b)	100,000	100,356
Tapestry, Inc.
4.13%, 07/15/27 (b)	75,000	74,187
5.10%, 03/11/30 (b)	100,000	100,073
Target Corp.
3.38%, 04/15/29 (b)	200,000	193,622
2.35%, 02/15/30 (b)	250,000	228,775
TJX Cos., Inc.
2.25%, 09/15/26 (b)	175,000	170,788
1.15%, 05/15/28 (b)	100,000	91,846
Toll Brothers Finance Corp.
4.88%, 03/15/27 (b)	100,000	100,067
Toyota Motor Corp.
3.67%, 07/20/28	150,000	147,786
2.76%, 07/02/29	100,000	94,059
Toyota Motor Credit Corp.
1.13%, 06/18/26	200,000	193,424
4.55%, 08/07/26	50,000	50,118
5.00%, 08/14/26	200,000	201,512
4.60%, 01/08/27	100,000	100,563
3.20%, 01/11/27	200,000	196,600
1.90%, 01/13/27	50,000	48,117
5.00%, 03/19/27	150,000	151,884
3.05%, 03/22/27	300,000	293,427
4.55%, 09/20/27	200,000	200,970
4.35%, 10/08/27	100,000	100,039
5.45%, 11/10/27	150,000	153,960
3.05%, 01/11/28	100,000	96,927
4.63%, 01/12/28	200,000	201,590
5.25%, 09/11/28	200,000	205,508
4.65%, 01/05/29	150,000	151,119
3.65%, 01/08/29	100,000	97,390
5.05%, 05/16/29	150,000	153,274
4.45%, 06/29/29	150,000	150,144
4.55%, 08/09/29	100,000	100,277
4.95%, 01/09/30	100,000	101,600
4.80%, 05/15/30	100,000	100,687
Uber Technologies, Inc.
4.30%, 01/15/30 (b)	200,000	197,358
UL Solutions, Inc.
6.50%, 10/20/28 (b)(d)	75,000	78,393
VICI Properties LP
4.75%, 02/15/28 (b)	200,000	200,288
4.95%, 02/15/30 (b)	150,000	149,061

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Walmart, Inc.
3.05%, 07/08/26 (b)	100,000	98,849
1.05%, 09/17/26 (b)	100,000	96,251
3.95%, 09/09/27 (b)	200,000	199,542
3.90%, 04/15/28 (b)	250,000	249,470
3.70%, 06/26/28 (b)	250,000	247,662
1.50%, 09/22/28 (b)	200,000	184,386
2.38%, 09/24/29 (b)	100,000	93,268
4.35%, 04/28/30 (b)	200,000	200,816
		30,455,833
Consumer Non-Cyclical 3.2%
Abbott Laboratories
3.75%, 11/30/26 (b)	150,000	149,376
1.15%, 01/30/28 (b)	150,000	139,683
AbbVie, Inc.
2.95%, 11/21/26 (b)	600,000	588,324
4.80%, 03/15/27 (b)	300,000	302,862
4.65%, 03/15/28 (b)	200,000	202,118
4.25%, 11/14/28 (b)	100,000	100,001
4.80%, 03/15/29 (b)	400,000	405,956
3.20%, 11/21/29 (b)	725,000	688,061
4.88%, 03/15/30 (b)	100,000	101,693
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (b)	75,000	73,607
Agilent Technologies, Inc.
4.20%, 09/09/27 (b)	100,000	99,482
2.75%, 09/15/29 (b)	100,000	92,839
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	108,382
Altria Group, Inc.
2.63%, 09/16/26 (b)	100,000	97,741
6.20%, 11/01/28 (b)	100,000	105,099
4.80%, 02/14/29 (b)	300,000	301,215
3.40%, 05/06/30 (b)	100,000	93,889
Amgen, Inc.
2.60%, 08/19/26 (b)	200,000	195,896
2.20%, 02/21/27 (b)	200,000	192,716
3.20%, 11/02/27 (b)	200,000	194,448
5.15%, 03/02/28 (b)	400,000	407,384
1.65%, 08/15/28 (b)	150,000	137,670
3.00%, 02/22/29 (b)	100,000	94,860
4.05%, 08/18/29 (b)	100,000	97,989
2.45%, 02/21/30 (b)	200,000	181,450
5.25%, 03/02/30 (b)	400,000	410,376
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (b)	600,000	608,514
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	150,000	146,870
3.25%, 03/27/30 (b)	100,000	94,701
Ascension Health
2.53%, 11/15/29 (b)	100,000	92,298
Astrazeneca Finance LLC
4.80%, 02/26/27 (b)	100,000	101,071
4.88%, 03/03/28 (b)	200,000	203,788
1.75%, 05/28/28 (b)	200,000	186,584
4.85%, 02/26/29 (b)	200,000	203,446
4.90%, 03/03/30 (b)	100,000	102,023
AstraZeneca PLC
3.13%, 06/12/27 (b)	100,000	98,102
BAT Capital Corp.
3.22%, 09/06/26 (b)	200,000	196,686
3.56%, 08/15/27 (b)	300,000	293,514
2.26%, 03/25/28 (b)	150,000	141,093
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.46%, 09/06/29 (b)	100,000	95,142
4.91%, 04/02/30 (b)	150,000	150,864
BAT International Finance PLC
4.45%, 03/16/28 (b)	200,000	199,428
5.93%, 02/02/29 (b)	100,000	104,485
Baxter International, Inc.
2.60%, 08/15/26 (b)	100,000	97,699
1.92%, 02/01/27 (b)	300,000	286,971
2.27%, 12/01/28 (b)	150,000	138,498
3.95%, 04/01/30 (b)	75,000	72,587
Becton Dickinson & Co.
3.70%, 06/06/27 (b)	250,000	246,255
4.69%, 02/13/28 (b)	150,000	150,663
4.87%, 02/08/29 (b)	100,000	100,695
2.82%, 05/20/30 (b)	100,000	91,399
Biogen, Inc.
2.25%, 05/01/30 (b)	200,000	177,488
Bristol-Myers Squibb Co.
4.90%, 02/22/27 (b)	150,000	151,783
1.13%, 11/13/27 (b)	175,000	162,865
3.45%, 11/15/27 (b)	100,000	98,465
3.90%, 02/20/28 (b)	200,000	198,624
4.90%, 02/22/29 (b)	250,000	254,802
3.40%, 07/26/29 (b)	350,000	336,952
Brunswick Corp.
5.85%, 03/18/29 (b)	125,000	127,121
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (b)	150,000	147,746
3.75%, 09/25/27 (b)	75,000	73,853
4.10%, 01/07/28 (b)	100,000	99,295
Campbell's Co.
5.20%, 03/19/27	100,000	101,206
4.15%, 03/15/28 (b)	150,000	148,816
5.20%, 03/21/29 (b)	100,000	101,799
Cardinal Health, Inc.
3.41%, 06/15/27 (b)	175,000	171,603
5.13%, 02/15/29 (b)	100,000	101,908
5.00%, 11/15/29 (b)	100,000	101,201
Cencora, Inc.
3.45%, 12/15/27 (b)	150,000	146,382
4.85%, 12/15/29 (b)	100,000	100,881
Church & Dwight Co., Inc.
3.15%, 08/01/27 (b)	75,000	73,148
Cigna Group
3.40%, 03/01/27 (b)	250,000	245,592
4.38%, 10/15/28 (b)	500,000	497,375
5.00%, 05/15/29 (b)	150,000	152,331
2.40%, 03/15/30 (b)	200,000	180,354
Clorox Co.
3.10%, 10/01/27 (b)	75,000	72,897
3.90%, 05/15/28 (b)	100,000	99,036
1.80%, 05/15/30 (b)	300,000	262,041
Coca-Cola Co.
3.38%, 03/25/27	250,000	247,425
1.45%, 06/01/27	300,000	285,633
1.50%, 03/05/28	100,000	93,492
1.00%, 03/15/28	100,000	92,403
2.13%, 09/06/29	100,000	92,272
3.45%, 03/25/30	200,000	193,392
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (b)	150,000	138,822
Colgate-Palmolive Co.
3.10%, 08/15/27 (b)	150,000	147,194
4.60%, 03/01/28 (b)	100,000	101,648

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CommonSpirit Health
3.35%, 10/01/29 (b)	200,000	189,192
Conagra Brands, Inc.
1.38%, 11/01/27 (b)	150,000	138,876
7.00%, 10/01/28	100,000	106,604
4.85%, 11/01/28 (b)	200,000	200,900
Conopco, Inc.
7.25%, 12/15/26	50,000	52,185
Constellation Brands, Inc.
3.70%, 12/06/26 (b)	75,000	74,158
3.50%, 05/09/27 (b)	100,000	98,039
4.35%, 05/09/27 (b)	200,000	199,456
4.65%, 11/15/28 (b)	75,000	75,094
4.80%, 01/15/29 (b)	75,000	75,398
3.15%, 08/01/29 (b)	50,000	47,125
2.88%, 05/01/30 (b)	250,000	229,092
4.80%, 05/01/30 (b)	100,000	99,964
CVS Health Corp.
2.88%, 06/01/26 (b)	300,000	294,726
3.00%, 08/15/26 (b)	150,000	147,134
3.63%, 04/01/27 (b)	50,000	49,168
1.30%, 08/21/27 (b)	200,000	186,010
4.30%, 03/25/28 (b)	700,000	692,321
5.00%, 01/30/29 (b)	200,000	201,426
5.40%, 06/01/29 (b)	200,000	204,048
3.25%, 08/15/29 (b)	150,000	141,014
5.13%, 02/21/30 (b)	200,000	201,250
3.75%, 04/01/30 (b)	175,000	165,734
DH Europe Finance II SARL
2.60%, 11/15/29 (b)	100,000	92,650
Diageo Capital PLC
5.30%, 10/24/27 (b)	200,000	204,290
2.38%, 10/24/29 (b)	200,000	184,168
2.00%, 04/29/30 (b)	200,000	178,182
Edwards Lifesciences Corp.
4.30%, 06/15/28 (b)	100,000	99,565
Eli Lilly & Co.
4.50%, 02/09/27 (b)	150,000	150,901
5.50%, 03/15/27	75,000	76,775
3.10%, 05/15/27 (b)	100,000	98,159
4.15%, 08/14/27 (b)	100,000	100,229
4.50%, 02/09/29 (b)	300,000	302,541
4.20%, 08/14/29 (b)	150,000	149,793
4.75%, 02/12/30 (b)	200,000	203,306
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (b)	125,000	125,173
2.38%, 12/01/29 (b)	100,000	91,451
2.60%, 04/15/30 (b)	75,000	68,510
Flowers Foods, Inc.
3.50%, 10/01/26 (b)	100,000	98,280
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (b)	250,000	256,572
4.80%, 08/14/29 (b)	200,000	201,172
5.86%, 03/15/30 (b)	100,000	104,754
General Mills, Inc.
3.20%, 02/10/27 (b)	150,000	147,231
4.20%, 04/17/28 (b)	200,000	199,072
5.50%, 10/17/28 (b)	100,000	103,158
4.88%, 01/30/30 (b)	100,000	100,937
2.88%, 04/15/30 (b)	100,000	92,096
Gilead Sciences, Inc.
2.95%, 03/01/27 (b)	300,000	294,321
4.80%, 11/15/29 (b)	100,000	101,407
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	100,000	100,292
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	300,000	297,537
4.50%, 04/15/30 (b)	150,000	150,006
Haleon U.S. Capital LLC
3.38%, 03/24/29 (b)	250,000	240,140
Hasbro, Inc.
3.55%, 11/19/26 (b)	125,000	122,876
3.50%, 09/15/27 (b)	100,000	97,282
3.90%, 11/19/29 (b)	100,000	95,429
HCA, Inc.
5.25%, 06/15/26 (b)	200,000	200,222
5.38%, 09/01/26 (b)	200,000	200,922
4.50%, 02/15/27 (b)	250,000	249,317
3.13%, 03/15/27 (b)	150,000	146,277
5.20%, 06/01/28 (b)	150,000	152,173
5.63%, 09/01/28 (b)	200,000	204,590
5.88%, 02/01/29 (b)	150,000	154,887
3.38%, 03/15/29 (b)	100,000	95,157
4.13%, 06/15/29 (b)	250,000	243,565
5.25%, 03/01/30 (b)	100,000	101,556
Hershey Co.
2.30%, 08/15/26 (b)	150,000	146,700
4.75%, 02/24/30 (b)	75,000	76,016
Hormel Foods Corp.
1.70%, 06/03/28 (b)	100,000	92,799
Icon Investments Six DAC
5.85%, 05/08/29 (b)	200,000	205,054
Illumina, Inc.
4.65%, 09/09/26	100,000	99,922
5.75%, 12/13/27 (b)	100,000	102,100
Ingredion, Inc.
3.20%, 10/01/26 (b)	75,000	73,649
IQVIA, Inc.
5.70%, 05/15/28 (b)	200,000	203,508
6.25%, 02/01/29 (b)	150,000	155,706
J.M. Smucker Co.
3.38%, 12/15/27 (b)	100,000	97,962
5.90%, 11/15/28 (b)	100,000	104,814
2.38%, 03/15/30 (b)	100,000	90,132
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (b)	200,000	202,224
3.00%, 02/02/29 (b)	200,000	188,394
5.50%, 01/15/30 (b)	64,000	64,785
Johnson & Johnson
2.95%, 03/03/27 (b)	100,000	98,259
0.95%, 09/01/27 (b)	200,000	187,042
2.90%, 01/15/28 (b)	275,000	267,644
4.80%, 06/01/29 (b)	150,000	153,523
6.95%, 09/01/29	100,000	110,902
4.70%, 03/01/30 (b)	100,000	101,750
Kaiser Foundation Hospitals
3.15%, 05/01/27 (b)	150,000	146,370
Kellanova
4.30%, 05/15/28 (b)	100,000	100,158
Kenvue, Inc.
5.05%, 03/22/28 (b)	75,000	76,893
5.00%, 03/22/30 (b)	100,000	102,538
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (b)	125,000	126,220
3.43%, 06/15/27 (b)	150,000	146,984
4.60%, 05/25/28 (b)	100,000	100,419
5.05%, 03/15/29 (b)	125,000	126,946
3.95%, 04/15/29 (b)	150,000	146,666
3.20%, 05/01/30 (b)	100,000	93,392

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimberly-Clark Corp.
3.20%, 04/25/29 (b)	100,000	96,413
3.10%, 03/26/30 (b)	100,000	94,629
Kraft Heinz Foods Co.
3.00%, 06/01/26 (b)	300,000	295,434
3.88%, 05/15/27 (b)	250,000	247,155
3.75%, 04/01/30 (b)	100,000	95,772
Kroger Co.
2.65%, 10/15/26 (b)	100,000	97,632
4.50%, 01/15/29 (b)	150,000	150,547
2.20%, 05/01/30 (b)	100,000	89,278
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (b)	150,000	145,707
2.95%, 12/01/29 (b)	100,000	93,065
4.35%, 04/01/30 (b)	75,000	73,661
McCormick & Co., Inc.
2.50%, 04/15/30 (b)	75,000	67,755
McKesson Corp.
4.90%, 07/15/28 (b)	100,000	101,642
4.25%, 09/15/29 (b)	100,000	99,267
Medtronic Global Holdings SCA
4.25%, 03/30/28 (b)	150,000	150,241
Merck & Co., Inc.
1.70%, 06/10/27 (b)	150,000	143,136
4.05%, 05/17/28 (b)	150,000	150,010
1.90%, 12/10/28 (b)	150,000	138,720
3.40%, 03/07/29 (b)	250,000	242,327
Molson Coors Beverage Co.
3.00%, 07/15/26 (b)	350,000	344,183
Mondelez International, Inc.
2.63%, 03/17/27 (b)	150,000	145,596
4.13%, 05/07/28 (b)	100,000	99,611
2.75%, 04/13/30 (b)	100,000	91,829
Mylan, Inc.
4.55%, 04/15/28 (b)	150,000	146,690
Novartis Capital Corp.
2.00%, 02/14/27 (b)	200,000	193,482
3.10%, 05/17/27 (b)	200,000	196,558
3.80%, 09/18/29 (b)	100,000	98,393
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (b)	100,000	100,788
4.55%, 02/16/29 (b)	325,000	327,785
PepsiCo, Inc.
2.38%, 10/06/26 (b)	200,000	195,356
2.63%, 03/19/27 (b)	100,000	97,460
3.00%, 10/15/27 (b)	300,000	292,284
3.60%, 02/18/28 (b)	100,000	98,816
4.45%, 05/15/28 (b)	100,000	101,117
7.00%, 03/01/29	100,000	109,493
2.63%, 07/29/29 (b)	150,000	140,799
2.75%, 03/19/30 (b)	200,000	186,372
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (b)	700,000	703,920
4.65%, 05/19/30 (b)	400,000	402,736
Pfizer, Inc.
2.75%, 06/03/26	200,000	196,948
3.00%, 12/15/26	300,000	295,317
3.60%, 09/15/28 (b)	100,000	98,445
2.63%, 04/01/30 (b)	150,000	138,294
1.70%, 05/28/30 (b)	100,000	87,695
Pharmacia LLC
6.60%, 12/01/28	150,000	160,542
Philip Morris International, Inc.
4.75%, 02/12/27	100,000	100,769
5.13%, 11/17/27 (b)	300,000	305,379
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/15/28 (b)	300,000	304,200
3.13%, 03/02/28 (b)	75,000	72,852
5.25%, 09/07/28 (b)	100,000	102,607
4.88%, 02/13/29 (b)	150,000	151,912
3.38%, 08/15/29 (b)	50,000	47,950
4.63%, 11/01/29 (b)	125,000	125,474
5.63%, 11/17/29 (b)	200,000	208,822
5.13%, 02/15/30 (b)	300,000	306,555
2.10%, 05/01/30 (b)	150,000	133,506
Polaris, Inc.
6.95%, 03/15/29 (b)	100,000	103,827
Procter & Gamble Co.
2.45%, 11/03/26	100,000	97,887
1.90%, 02/01/27	250,000	241,645
2.80%, 03/25/27	150,000	146,795
3.95%, 01/26/28	150,000	150,471
3.00%, 03/25/30	200,000	189,808
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (b)	50,000	48,707
Quest Diagnostics, Inc.
3.45%, 06/01/26 (b)	100,000	98,972
4.60%, 12/15/27 (b)	50,000	50,253
4.20%, 06/30/29 (b)	100,000	98,828
4.63%, 12/15/29 (b)	100,000	100,187
Revvity, Inc.
1.90%, 09/15/28 (b)	75,000	68,768
3.30%, 09/15/29 (b)	100,000	94,048
Royalty Pharma PLC
1.75%, 09/02/27 (b)	150,000	141,192
5.15%, 09/02/29 (b)	100,000	101,164
Sanofi SA
3.63%, 06/19/28 (b)	100,000	98,504
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (b)	250,000	246,160
Solventum Corp.
5.45%, 02/25/27 (b)	100,000	101,273
5.40%, 03/01/29 (b)	250,000	255,202
SSM Health Care Corp.
4.89%, 06/01/28 (b)	100,000	101,044
Stryker Corp.
4.85%, 12/08/28 (b)	100,000	101,449
4.25%, 09/11/29 (b)	100,000	99,258
4.85%, 02/10/30 (b)	200,000	202,184
Sysco Corp.
3.30%, 07/15/26 (b)	150,000	148,040
3.25%, 07/15/27 (b)	100,000	97,596
5.75%, 01/17/29 (b)	75,000	78,000
5.95%, 04/01/30 (b)	150,000	157,860
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (b)	200,000	202,702
2.05%, 03/31/30 (b)	400,000	354,572
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (b)	150,000	151,410
1.75%, 10/15/28 (b)	100,000	92,030
5.00%, 01/31/29 (a)(b)	300,000	306,885
2.60%, 10/01/29 (b)	100,000	93,022
Tyson Foods, Inc.
3.55%, 06/02/27 (b)	200,000	196,446
4.35%, 03/01/29 (b)	150,000	148,384
5.40%, 03/15/29 (b)	100,000	102,687
Unilever Capital Corp.
2.00%, 07/28/26	150,000	146,406
2.90%, 05/05/27 (b)	200,000	195,612
3.50%, 03/22/28 (b)	150,000	147,521

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 09/08/28 (b)	100,000	102,255
2.13%, 09/06/29 (b)	100,000	91,622
Universal Health Services, Inc.
1.65%, 09/01/26 (b)	150,000	144,179
4.63%, 10/15/29 (b)	75,000	73,520
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (b)	150,000	148,067
Viatris, Inc.
2.30%, 06/22/27 (b)	125,000	118,503
Zimmer Biomet Holdings, Inc.
5.05%, 02/19/30 (b)	75,000	76,170
Zoetis, Inc.
3.00%, 09/12/27 (b)	150,000	145,850
		46,019,535
Energy 1.4%
APA Corp.
4.25%, 01/15/30 (b)(d)	75,000	70,277
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (b)	150,000	144,831
3.34%, 12/15/27 (b)	200,000	195,668
3.14%, 11/07/29 (b)	75,000	70,715
Boardwalk Pipelines LP
4.45%, 07/15/27 (b)	150,000	149,562
4.80%, 05/03/29 (b)	150,000	150,576
BP Capital Markets America, Inc.
3.02%, 01/16/27 (b)	200,000	196,004
3.59%, 04/14/27 (b)	100,000	98,762
5.02%, 11/17/27 (b)	150,000	152,362
3.94%, 09/21/28 (b)	100,000	98,558
4.23%, 11/06/28 (b)	400,000	398,004
4.70%, 04/10/29 (b)	150,000	151,509
4.97%, 10/17/29 (b)	100,000	102,008
3.63%, 04/06/30 (b)	200,000	192,268
BP Capital Markets PLC
3.28%, 09/19/27 (b)	200,000	195,512
3.72%, 11/28/28 (b)	100,000	97,788
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (b)	200,000	197,210
5.00%, 12/15/29 (b)(d)	100,000	99,768
Cenovus Energy, Inc.
4.25%, 04/15/27 (b)	125,000	124,113
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (b)	250,000	252,022
3.70%, 11/15/29 (b)	150,000	143,831
Cheniere Energy Partners LP
4.50%, 10/01/29 (b)	100,000	98,057
Cheniere Energy, Inc.
4.63%, 10/15/28 (b)	250,000	247,687
Chevron Corp.
2.00%, 05/11/27 (b)	200,000	192,526
2.24%, 05/11/30 (b)	250,000	226,135
Chevron USA, Inc.
3.85%, 01/15/28 (b)	100,000	99,447
3.25%, 10/15/29 (b)	100,000	95,993
4.69%, 04/15/30 (b)	150,000	151,963
ConocoPhillips Co.
4.70%, 01/15/30 (b)	200,000	201,076
Continental Resources, Inc.
4.38%, 01/15/28 (b)	175,000	171,353
Coterra Energy, Inc.
3.90%, 05/15/27 (b)	125,000	123,171
4.38%, 03/15/29 (b)	75,000	73,882
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DCP Midstream Operating LP
5.63%, 07/15/27 (b)	200,000	203,740
Devon Energy Corp.
4.50%, 01/15/30 (b)	100,000	97,463
Diamondback Energy, Inc.
3.25%, 12/01/26 (b)	150,000	147,199
3.50%, 12/01/29 (b)	150,000	142,037
5.15%, 01/30/30 (b)	100,000	101,263
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (b)	75,000	70,183
Enbridge, Inc.
1.60%, 10/04/26 (b)	150,000	144,273
5.90%, 11/15/26 (b)	100,000	101,685
4.25%, 12/01/26 (b)	100,000	99,571
5.30%, 04/05/29 (b)	100,000	102,253
3.13%, 11/15/29 (b)	150,000	140,240
7.38%, 03/15/55 (b)(c)	100,000	101,980
Energy Transfer LP
3.90%, 07/15/26 (b)	100,000	99,182
4.40%, 03/15/27 (b)	200,000	199,358
4.20%, 04/15/27 (b)	100,000	99,346
5.50%, 06/01/27 (b)	200,000	202,940
5.55%, 02/15/28 (b)	200,000	204,880
4.95%, 05/15/28 (b)	100,000	100,923
4.95%, 06/15/28 (b)	150,000	151,053
6.10%, 12/01/28 (b)	75,000	78,358
5.25%, 04/15/29 (b)	200,000	203,248
5.25%, 07/01/29 (b)	150,000	152,557
3.75%, 05/15/30 (b)	200,000	189,342
Eni USA, Inc.
7.30%, 11/15/27	125,000	132,499
Enterprise Products Operating LLC
3.95%, 02/15/27 (b)	100,000	99,417
4.15%, 10/16/28 (b)	150,000	149,035
3.13%, 07/31/29 (b)	200,000	189,906
2.80%, 01/31/30 (b)	200,000	185,886
5.25%, 08/16/77 (b)(c)	200,000	197,320
5.38%, 02/15/78 (b)(c)	100,000	97,499
EQT Corp.
3.90%, 10/01/27 (b)	200,000	196,682
5.70%, 04/01/28 (b)	50,000	51,137
4.50%, 01/15/29 (b)(d)	100,000	97,813
5.00%, 01/15/29 (b)	75,000	75,097
6.38%, 04/01/29 (b)(d)	100,000	102,357
7.00%, 02/01/30 (b)(f)	100,000	107,177
Expand Energy Corp.
5.38%, 02/01/29 (b)	100,000	99,953
5.38%, 03/15/30 (b)	200,000	199,064
Exxon Mobil Corp.
2.28%, 08/16/26 (b)	250,000	244,642
3.29%, 03/19/27 (b)	50,000	49,420
2.44%, 08/16/29 (b)	100,000	93,553
3.48%, 03/19/30 (b)	400,000	386,808
Halliburton Co.
2.92%, 03/01/30 (b)	100,000	91,879
Helmerich & Payne, Inc.
4.85%, 12/01/29 (b)(d)	100,000	94,543
Hess Corp.
4.30%, 04/01/27 (b)	175,000	174,386
HF Sinclair Corp.
5.00%, 02/01/28 (b)	100,000	99,552
Kinder Morgan, Inc.
1.75%, 11/15/26 (b)	75,000	72,102
4.30%, 03/01/28 (b)	125,000	124,653

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/01/29 (b)	100,000	101,167
5.10%, 08/01/29 (b)	200,000	202,938
Marathon Petroleum Corp.
5.13%, 12/15/26 (b)	100,000	100,632
3.80%, 04/01/28 (b)	100,000	97,988
5.15%, 03/01/30 (b)	200,000	202,126
MPLX LP
4.13%, 03/01/27 (b)	250,000	248,147
4.25%, 12/01/27 (b)	150,000	148,911
4.00%, 03/15/28 (b)	175,000	172,571
National Fuel Gas Co.
4.75%, 09/01/28 (b)	100,000	99,554
5.50%, 03/15/30 (b)	100,000	102,045
NOV, Inc.
3.60%, 12/01/29 (b)	100,000	95,131
Occidental Petroleum Corp.
8.50%, 07/15/27 (b)	75,000	79,299
6.38%, 09/01/28 (b)	100,000	103,223
5.20%, 08/01/29 (b)	175,000	173,742
ONEOK, Inc.
4.85%, 07/15/26 (b)	100,000	100,129
4.00%, 07/13/27 (b)	100,000	98,887
4.25%, 09/24/27 (b)	100,000	99,379
4.55%, 07/15/28 (b)	100,000	99,685
5.65%, 11/01/28 (b)	150,000	154,542
5.38%, 06/01/29 (b)	100,000	101,646
3.40%, 09/01/29 (b)	100,000	94,494
4.40%, 10/15/29 (b)	75,000	73,887
3.10%, 03/15/30 (b)	100,000	92,394
Ovintiv, Inc.
5.65%, 05/15/28 (b)	100,000	102,061
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (b)	75,000	71,966
Phillips 66
3.90%, 03/15/28 (b)	150,000	147,877
Phillips 66 Co.
3.75%, 03/01/28 (b)	50,000	49,028
3.15%, 12/15/29 (b)	100,000	93,965
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (b)	225,000	212,917
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (b)	75,000	75,491
5.00%, 03/15/27 (b)	200,000	200,946
4.20%, 03/15/28 (b)	125,000	123,924
4.50%, 05/15/30 (b)	300,000	295,743
Shell Finance U.S., Inc.
2.38%, 11/07/29 (b)	150,000	138,452
2.75%, 04/06/30 (b)	200,000	185,986
Shell International Finance BV
3.88%, 11/13/28 (b)	200,000	198,424
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (b)(d)	50,000	50,051
5.03%, 10/01/29 (b)(d)	100,000	99,284
Spectra Energy Partners LP
3.38%, 10/15/26 (b)	150,000	147,450
Targa Resources Corp.
5.20%, 07/01/27 (b)	200,000	202,008
6.15%, 03/01/29 (b)	150,000	156,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (b)	150,000	149,868
5.50%, 03/01/30 (b)	100,000	100,869
TC PipeLines LP
3.90%, 05/25/27 (b)	100,000	98,673
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	80,311
TotalEnergies Capital International SA
3.46%, 02/19/29 (b)	150,000	145,920
2.83%, 01/10/30 (b)	200,000	188,050
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	148,629
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (b)	250,000	248,072
4.10%, 04/15/30 (b)	150,000	145,361
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (b)	75,000	74,185
3.25%, 05/15/30 (b)	100,000	93,285
Valero Energy Corp.
2.15%, 09/15/27 (b)	100,000	94,707
4.35%, 06/01/28 (b)	200,000	199,022
Valero Energy Partners LP
4.50%, 03/15/28 (b)	100,000	99,911
Western Midstream Operating LP
4.50%, 03/01/28 (b)	75,000	73,907
4.75%, 08/15/28 (b)	100,000	99,358
6.35%, 01/15/29 (b)	100,000	103,926
4.05%, 02/01/30 (b)(g)	100,000	95,111
Williams Cos., Inc.
3.75%, 06/15/27 (b)	250,000	246,445
5.30%, 08/15/28 (b)	150,000	153,411
4.90%, 03/15/29 (b)	175,000	176,706
Woodside Finance Ltd.
4.90%, 05/19/28 (b)	100,000	100,010
5.40%, 05/19/30 (b)	200,000	200,464
		20,019,008
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (b)	175,000	173,218
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (b)	125,000	130,727
MasTec, Inc.
5.90%, 06/15/29 (b)	75,000	77,140
Quanta Services, Inc.
4.75%, 08/09/27 (b)	50,000	50,211
		431,296
Technology 2.4%
Accenture Capital, Inc.
3.90%, 10/04/27 (b)	100,000	99,364
4.05%, 10/04/29 (b)	200,000	197,532
Adobe, Inc.
2.15%, 02/01/27 (b)	200,000	193,702
4.75%, 01/17/28 (b)	100,000	101,583
4.95%, 01/17/30 (b)	100,000	102,632
2.30%, 02/01/30 (b)	200,000	183,284
Advanced Micro Devices, Inc.
4.21%, 09/24/26	100,000	100,089
4.32%, 03/24/28 (b)	100,000	100,462
Alphabet, Inc.
2.00%, 08/15/26 (b)	250,000	243,805
0.80%, 08/15/27 (b)	150,000	139,995
4.00%, 05/15/30 (b)	100,000	99,054
Analog Devices, Inc.
3.45%, 06/15/27 (b)	100,000	98,570
1.70%, 10/01/28 (b)	100,000	91,881

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Apple, Inc.
2.45%, 08/04/26 (b)	400,000	392,396
2.05%, 09/11/26 (b)	300,000	292,329
3.35%, 02/09/27 (b)	400,000	395,404
3.20%, 05/11/27 (b)	200,000	196,948
2.90%, 09/12/27 (b)	350,000	341,540
3.00%, 11/13/27 (b)	250,000	244,235
1.20%, 02/08/28 (b)	200,000	185,598
4.00%, 05/10/28 (b)	100,000	100,138
1.40%, 08/05/28 (b)	300,000	276,393
3.25%, 08/08/29 (b)	150,000	144,912
2.20%, 09/11/29 (b)	300,000	276,909
1.65%, 05/11/30 (b)	500,000	442,100
Applied Materials, Inc.
3.30%, 04/01/27 (b)	175,000	172,406
4.80%, 06/15/29 (b)	150,000	153,013
Arrow Electronics, Inc.
3.88%, 01/12/28 (b)	100,000	97,882
5.15%, 08/21/29 (b)	50,000	50,539
Atlassian Corp.
5.25%, 05/15/29 (b)	75,000	76,510
Autodesk, Inc.
3.50%, 06/15/27 (b)	100,000	98,262
2.85%, 01/15/30 (b)	100,000	92,804
Automatic Data Processing, Inc.
1.70%, 05/15/28 (b)	100,000	93,583
Avnet, Inc.
6.25%, 03/15/28 (b)	100,000	103,317
Baidu, Inc.
4.38%, 03/29/28 (b)	200,000	199,610
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (b)	475,000	471,105
Broadcom, Inc.
5.05%, 07/12/27 (b)	150,000	151,980
1.95%, 02/15/28 (b)(d)	100,000	93,931
4.80%, 04/15/28 (b)	200,000	202,356
4.11%, 09/15/28 (b)	150,000	148,865
4.00%, 04/15/29 (b)(d)	150,000	147,332
4.75%, 04/15/29 (b)	250,000	251,947
5.05%, 07/12/29 (b)	300,000	305,520
4.35%, 02/15/30 (b)	200,000	197,698
5.05%, 04/15/30 (b)	150,000	152,463
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (b)	100,000	98,539
2.90%, 12/01/29 (b)	100,000	92,544
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,648
4.30%, 09/10/29 (b)	100,000	99,318
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (b)	150,000	145,499
4.25%, 04/01/28 (b)	100,000	98,486
3.28%, 12/01/28 (b)	75,000	71,237
3.25%, 02/15/29 (b)	100,000	93,987
5.10%, 03/01/30 (b)	100,000	99,994
CGI, Inc.
1.45%, 09/14/26 (b)	150,000	144,177
4.95%, 03/14/30 (b)(d)	100,000	100,081
Cisco Systems, Inc.
2.50%, 09/20/26 (b)	250,000	244,940
4.80%, 02/26/27 (b)	300,000	303,123
4.85%, 02/26/29 (b)	375,000	382,642
Concentrix Corp.
6.65%, 08/02/26 (b)	100,000	101,791
6.60%, 08/02/28 (b)	175,000	183,666
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (b)	286,000	288,674
4.90%, 10/01/26 (b)	250,000	250,762
6.10%, 07/15/27 (b)	100,000	102,891
5.25%, 02/01/28 (b)	200,000	204,238
4.75%, 04/01/28 (b)	150,000	150,697
5.30%, 10/01/29 (b)	300,000	306,210
5.00%, 04/01/30 (b)	150,000	150,820
DXC Technology Co.
1.80%, 09/15/26 (b)	150,000	144,368
2.38%, 09/15/28 (b)	100,000	91,674
Equifax, Inc.
5.10%, 12/15/27 (b)	100,000	101,036
5.10%, 06/01/28 (b)	100,000	101,249
4.80%, 09/15/29 (b)	100,000	99,862
3.10%, 05/15/30 (b)	100,000	92,372
Equinix, Inc.
2.90%, 11/18/26 (b)	150,000	146,300
1.55%, 03/15/28 (b)	75,000	69,512
2.00%, 05/15/28 (b)	100,000	93,400
3.20%, 11/18/29 (b)	175,000	164,836
FactSet Research Systems, Inc.
2.90%, 03/01/27 (b)	100,000	96,995
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (b)	100,000	92,693
Fiserv, Inc.
3.20%, 07/01/26 (b)	300,000	295,749
2.25%, 06/01/27 (b)	150,000	143,591
5.45%, 03/02/28 (b)	150,000	153,462
5.38%, 08/21/28 (b)	100,000	102,395
4.20%, 10/01/28 (b)	100,000	98,964
3.50%, 07/01/29 (b)	500,000	477,020
4.75%, 03/15/30 (b)	100,000	99,762
Flex Ltd.
4.88%, 06/15/29 (b)	150,000	149,577
4.88%, 05/12/30 (b)	100,000	99,343
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (b)	75,000	77,435
Global Payments, Inc.
2.15%, 01/15/27 (b)	175,000	168,147
4.45%, 06/01/28 (b)	100,000	99,138
3.20%, 08/15/29 (b)	175,000	163,812
5.30%, 08/15/29 (b)	50,000	50,468
2.90%, 05/15/30 (b)	100,000	90,665
Hewlett Packard Enterprise Co.
4.40%, 09/25/27 (b)	100,000	99,894
5.25%, 07/01/28 (b)	100,000	101,907
4.55%, 10/15/29 (b)	250,000	248,007
HP, Inc.
1.45%, 06/17/26 (b)	150,000	145,136
3.00%, 06/17/27 (b)	175,000	169,354
4.75%, 01/15/28 (b)	100,000	100,318
4.00%, 04/15/29 (b)	100,000	96,923
5.40%, 04/25/30 (b)	75,000	75,998
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (b)	100,000	100,332
4.60%, 02/05/29 (b)	100,000	100,346
Intel Corp.
3.75%, 03/25/27 (b)	250,000	246,467
3.75%, 08/05/27 (b)	250,000	245,537
4.88%, 02/10/28 (b)	200,000	201,674
1.60%, 08/12/28 (b)	150,000	136,712
4.00%, 08/05/29 (b)	50,000	48,496
2.45%, 11/15/29 (b)	250,000	226,247
5.13%, 02/10/30 (b)	200,000	202,592
3.90%, 03/25/30 (b)	200,000	191,584

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Business Machines Corp.
3.30%, 01/27/27	100,000	98,373
2.20%, 02/09/27 (b)	100,000	96,482
1.70%, 05/15/27 (b)	150,000	142,767
4.15%, 07/27/27 (b)	200,000	199,092
4.50%, 02/06/28 (b)	200,000	201,250
3.50%, 05/15/29	500,000	482,645
4.80%, 02/10/30 (b)	200,000	201,840
Intuit, Inc.
5.13%, 09/15/28 (b)	225,000	231,217
Jabil, Inc.
4.25%, 05/15/27 (b)	100,000	99,231
3.95%, 01/12/28 (b)	75,000	73,805
3.60%, 01/15/30 (b)	100,000	94,236
Juniper Networks, Inc.
3.75%, 08/15/29 (b)	50,000	48,241
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	150,000	150,313
KLA Corp.
4.10%, 03/15/29 (b)	100,000	99,279
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (b)	100,000	96,471
2.70%, 10/15/28 (b)	50,000	46,917
Lam Research Corp.
4.00%, 03/15/29 (b)	150,000	147,986
Leidos, Inc.
4.38%, 05/15/30 (b)	100,000	97,519
Marvell Technology, Inc.
2.45%, 04/15/28 (b)	150,000	141,500
5.75%, 02/15/29 (b)	75,000	77,530
Mastercard, Inc.
3.30%, 03/26/27 (b)	250,000	246,750
4.10%, 01/15/28 (b)	100,000	100,122
4.88%, 03/09/28 (b)	125,000	127,575
2.95%, 06/01/29 (b)	200,000	190,780
3.35%, 03/26/30 (b)	200,000	191,362
Microchip Technology, Inc.
4.90%, 03/15/28	150,000	150,595
5.05%, 03/15/29 (b)	100,000	100,756
5.05%, 02/15/30 (b)	150,000	150,553
Micron Technology, Inc.
5.38%, 04/15/28 (b)	100,000	102,071
5.33%, 02/06/29 (b)	100,000	101,514
6.75%, 11/01/29 (b)	200,000	213,964
4.66%, 02/15/30 (b)	100,000	98,721
Microsoft Corp.
2.40%, 08/08/26 (b)	500,000	490,310
3.40%, 09/15/26 (b)	200,000	198,348
3.30%, 02/06/27 (b)	500,000	494,340
3.40%, 06/15/27 (b)	75,000	74,276
Moody's Corp.
3.25%, 01/15/28 (b)	150,000	146,387
Motorola Solutions, Inc.
4.60%, 02/23/28 (b)	150,000	150,268
4.60%, 05/23/29 (b)	100,000	99,893
NetApp, Inc.
2.38%, 06/22/27 (b)	100,000	95,612
Nokia OYJ
4.38%, 06/12/27	100,000	99,374
NVIDIA Corp.
3.20%, 09/16/26 (b)	100,000	98,883
1.55%, 06/15/28 (b)	250,000	232,420
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (b)	150,000	148,878
3.15%, 05/01/27 (b)	100,000	97,445
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 06/01/27 (b)	50,000	49,944
4.30%, 06/18/29 (b)	100,000	98,118
3.40%, 05/01/30 (b)	100,000	93,426
Oracle Corp.
2.65%, 07/15/26 (b)	200,000	195,776
2.80%, 04/01/27 (b)	400,000	388,652
3.25%, 11/15/27 (b)	400,000	389,168
2.30%, 03/25/28 (b)	350,000	330,718
4.50%, 05/06/28 (b)	100,000	100,483
4.80%, 08/03/28 (b)	150,000	151,575
4.20%, 09/27/29 (b)	200,000	197,108
6.15%, 11/09/29 (b)	150,000	159,321
2.95%, 04/01/30 (b)	400,000	370,616
4.65%, 05/06/30 (b)	200,000	200,288
Paychex, Inc.
5.10%, 04/15/30 (b)	200,000	202,776
PayPal Holdings, Inc.
3.90%, 06/01/27 (b)	100,000	99,341
4.45%, 03/06/28 (b)	100,000	100,454
2.85%, 10/01/29 (b)	200,000	187,172
Qorvo, Inc.
4.38%, 10/15/29 (b)	100,000	96,120
QUALCOMM, Inc.
3.25%, 05/20/27 (b)	250,000	245,905
1.30%, 05/20/28 (b)	150,000	138,380
RELX Capital, Inc.
4.00%, 03/18/29 (b)	100,000	98,716
4.75%, 03/27/30 (b)	150,000	151,357
Roper Technologies, Inc.
3.80%, 12/15/26 (b)	150,000	148,686
1.40%, 09/15/27 (b)	100,000	93,467
4.20%, 09/15/28 (b)	100,000	99,329
2.95%, 09/15/29 (b)	100,000	93,590
4.50%, 10/15/29 (b)	75,000	74,622
S&P Global, Inc.
4.75%, 08/01/28 (b)	100,000	101,016
2.70%, 03/01/29 (b)	150,000	141,357
4.25%, 05/01/29 (b)	150,000	149,112
2.50%, 12/01/29 (b)	150,000	138,438
Salesforce, Inc.
3.70%, 04/11/28 (b)	150,000	148,368
1.50%, 07/15/28 (b)	200,000	184,714
Skyworks Solutions, Inc.
1.80%, 06/01/26 (b)	125,000	121,071
Synopsys, Inc.
4.55%, 04/01/27	100,000	100,167
4.65%, 04/01/28 (b)	100,000	100,632
4.85%, 04/01/30 (b)	275,000	277,439
TD SYNNEX Corp.
1.75%, 08/09/26 (b)	100,000	96,291
2.38%, 08/09/28 (b)	100,000	92,874
Texas Instruments, Inc.
1.13%, 09/15/26 (b)	150,000	144,327
2.90%, 11/03/27 (b)	100,000	97,218
4.60%, 02/15/28 (b)	100,000	101,206
4.60%, 02/08/29 (b)	100,000	101,163
2.25%, 09/04/29 (b)	100,000	92,123
Trimble, Inc.
4.90%, 06/15/28 (b)	100,000	100,961
TSMC Arizona Corp.
1.75%, 10/25/26 (b)	350,000	337,092
Tyco Electronics Group SA
3.13%, 08/15/27 (b)	100,000	97,282
Verisk Analytics, Inc.
4.13%, 03/15/29 (b)	75,000	73,891

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Visa, Inc.
1.90%, 04/15/27 (b)	200,000	192,316
2.75%, 09/15/27 (b)	150,000	145,820
2.05%, 04/15/30 (b)	150,000	135,453
VMware LLC
1.40%, 08/15/26 (b)	200,000	192,606
4.65%, 05/15/27 (b)	100,000	100,181
3.90%, 08/21/27 (b)	200,000	197,350
1.80%, 08/15/28 (b)	100,000	91,607
4.70%, 05/15/30 (b)	100,000	99,501
Western Digital Corp.
2.85%, 02/01/29 (b)	75,000	68,629
Workday, Inc.
3.50%, 04/01/27 (b)	200,000	196,668
3.70%, 04/01/29 (b)	100,000	96,882
		34,314,045
Transportation 0.3%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	92,123	89,680
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	74,928	72,292
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	59,567	57,281
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	94,425	89,379
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	123,000	117,913
Canadian Pacific Railway Co.
1.75%, 12/02/26 (b)	200,000	192,322
4.00%, 06/01/28 (b)	100,000	98,989
2.05%, 03/05/30 (b)	100,000	89,169
4.80%, 03/30/30 (b)	100,000	100,786
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (b)	100,000	98,425
CSX Corp.
3.25%, 06/01/27 (b)	250,000	244,950
3.80%, 03/01/28 (b)	150,000	148,026
2.40%, 02/15/30 (b)	75,000	68,538
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	73,093	68,747
Delta Air Lines, Inc.
3.75%, 10/28/29 (b)	150,000	141,378
FedEx Corp.
3.40%, 02/15/28 (b)(d)	100,000	96,780
3.10%, 08/05/29 (b)(d)	50,000	46,861
4.25%, 05/15/30 (b)(d)	100,000	97,148
GXO Logistics, Inc.
6.25%, 05/06/29 (b)	100,000	102,575
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (b)	100,000	100,666
Kirby Corp.
4.20%, 03/01/28 (b)	100,000	98,437
Norfolk Southern Corp.
2.90%, 06/15/26 (b)	150,000	147,700
3.80%, 08/01/28 (b)	100,000	98,405
2.55%, 11/01/29 (b)	75,000	68,951
Ryder System, Inc.
1.75%, 09/01/26 (b)	100,000	96,554
2.85%, 03/01/27 (b)	200,000	193,900
5.25%, 06/01/28 (b)	100,000	101,962
5.38%, 03/15/29 (b)	100,000	102,333
4.95%, 09/01/29 (b)	100,000	100,329
4.90%, 12/01/29 (b)	100,000	100,232
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest Airlines Co.
5.13%, 06/15/27 (b)	350,000	352,233
Union Pacific Corp.
2.15%, 02/05/27 (b)	200,000	193,318
3.00%, 04/15/27 (b)	100,000	97,775
3.95%, 09/10/28 (b)	100,000	99,077
6.63%, 02/01/29	100,000	107,739
3.70%, 03/01/29 (b)	125,000	122,605
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	70,824	69,832
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	45,319	42,920
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	68,029	63,623
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (b)	198,748	202,019
United Parcel Service, Inc.
3.05%, 11/15/27 (b)	150,000	146,204
3.40%, 03/15/29 (b)	100,000	96,804
2.50%, 09/01/29 (b)	100,000	92,684
		4,917,541
		183,269,872

Utility 1.6%
Electric 1.4%
AEP Texas, Inc.
3.95%, 06/01/28 (b)	100,000	98,009
5.45%, 05/15/29 (b)	150,000	153,633
AES Corp.
5.45%, 06/01/28 (b)	150,000	152,071
Alabama Power Co.
3.75%, 09/01/27 (b)	150,000	148,590
Ameren Corp.
1.95%, 03/15/27 (b)	75,000	71,866
1.75%, 03/15/28 (b)	75,000	69,568
5.00%, 01/15/29 (b)	100,000	101,191
Ameren Illinois Co.
3.80%, 05/15/28 (b)	100,000	98,916
American Electric Power Co., Inc.
3.20%, 11/13/27 (b)	100,000	97,155
4.30%, 12/01/28 (b)	100,000	99,158
5.20%, 01/15/29 (b)	150,000	152,970
7.05%, 12/15/54 (b)(c)	100,000	102,858
3.88%, 02/15/62 (b)(c)	100,000	95,480
Arizona Public Service Co.
2.60%, 08/15/29 (b)	100,000	92,276
Avangrid, Inc.
3.80%, 06/01/29 (b)	100,000	96,614
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (b)	75,000	73,297
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (b)	100,000	97,384
Black Hills Corp.
3.15%, 01/15/27 (b)	100,000	97,673
5.95%, 03/15/28 (b)	75,000	77,621
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (b)	100,000	102,424
4.80%, 03/15/30 (b)	100,000	101,028
CenterPoint Energy, Inc.
1.45%, 06/01/26 (b)	150,000	145,470
5.40%, 06/01/29 (b)	100,000	102,848
7.00%, 02/15/55 (b)(c)	50,000	51,459
6.70%, 05/15/55 (b)(c)	100,000	100,223

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CMS Energy Corp.
3.45%, 08/15/27 (b)	50,000	48,914
Commonwealth Edison Co.
2.55%, 06/15/26 (b)	150,000	147,199
3.70%, 08/15/28 (b)	150,000	147,610
Connecticut Light & Power Co.
3.20%, 03/15/27 (b)	100,000	98,335
4.95%, 01/15/30 (b)	100,000	101,574
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (b)	100,000	98,549
4.00%, 12/01/28 (b)	75,000	74,294
Constellation Energy Generation LLC
5.60%, 03/01/28 (b)	125,000	128,938
Consumers Energy Co.
4.65%, 03/01/28 (b)	75,000	75,749
4.90%, 02/15/29 (b)	75,000	76,177
4.70%, 01/15/30 (b)	100,000	100,837
Dominion Energy, Inc.
4.25%, 06/01/28 (b)	100,000	99,404
3.38%, 04/01/30 (b)	150,000	140,873
6.88%, 02/01/55 (b)(c)	250,000	258,867
DTE Electric Co.
1.90%, 04/01/28 (b)	100,000	93,858
2.25%, 03/01/30 (b)	100,000	90,495
DTE Energy Co.
2.85%, 10/01/26 (b)	125,000	122,273
4.88%, 06/01/28 (b)	150,000	151,366
5.10%, 03/01/29 (b)	200,000	202,950
3.40%, 06/15/29 (b)	100,000	95,161
5.20%, 04/01/30 (b)	150,000	152,668
Duke Energy Carolinas LLC
3.95%, 11/15/28 (b)	100,000	98,977
2.45%, 08/15/29 (b)	100,000	92,622
4.85%, 03/15/30 (b)	100,000	101,726
Duke Energy Corp.
2.65%, 09/01/26 (b)	200,000	195,738
4.85%, 01/05/27	100,000	100,703
5.00%, 12/08/27 (b)	150,000	151,842
4.30%, 03/15/28 (b)	150,000	149,713
4.85%, 01/05/29 (b)	125,000	126,350
3.40%, 06/15/29 (b)	100,000	95,567
3.25%, 01/15/82 (b)(c)	100,000	95,425
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	200,000	196,538
2.50%, 12/01/29 (b)	100,000	92,267
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (b)	75,000	73,301
Duke Energy Progress LLC
4.35%, 03/06/27	100,000	100,336
3.45%, 03/15/29 (b)	75,000	72,587
Edison International
5.75%, 06/15/27 (b)	150,000	150,969
4.13%, 03/15/28 (b)	100,000	96,228
5.25%, 11/15/28 (b)	100,000	98,582
6.95%, 11/15/29 (b)	75,000	77,853
6.25%, 03/15/30 (b)	100,000	101,346
Emera U.S. Finance LP
3.55%, 06/15/26 (b)	150,000	148,131
Enel Americas SA
4.00%, 10/25/26 (b)	150,000	148,941
Enel Chile SA
4.88%, 06/12/28 (b)	150,000	149,481
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Corp.
2.95%, 09/01/26 (b)	100,000	98,099
1.90%, 06/15/28 (b)	100,000	92,830
7.13%, 12/01/54 (b)(c)	150,000	153,850
Entergy Louisiana LLC
3.25%, 04/01/28 (b)	100,000	97,234
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (b)	150,000	147,210
Evergy, Inc.
2.90%, 09/15/29 (b)	100,000	93,221
Eversource Energy
4.60%, 07/01/27 (b)	100,000	100,197
3.30%, 01/15/28 (b)	150,000	145,314
5.45%, 03/01/28 (b)	225,000	230,006
5.95%, 02/01/29 (b)	125,000	129,940
Exelon Corp.
2.75%, 03/15/27 (b)	150,000	145,654
5.15%, 03/15/28 (b)	100,000	101,785
5.15%, 03/15/29 (b)	100,000	101,961
4.05%, 04/15/30 (b)	150,000	146,251
FirstEnergy Corp.
3.90%, 07/15/27 (b)(g)	200,000	197,082
2.65%, 03/01/30 (b)	100,000	90,869
Florida Power & Light Co.
5.05%, 04/01/28 (b)	150,000	153,336
4.40%, 05/15/28 (b)	100,000	100,482
5.15%, 06/15/29 (b)	100,000	103,070
Fortis, Inc.
3.06%, 10/04/26 (b)	200,000	196,076
Georgia Power Co.
3.25%, 03/30/27 (b)	50,000	49,145
4.65%, 05/16/28 (b)	100,000	100,940
2.65%, 09/15/29 (b)	100,000	93,091
4.55%, 03/15/30 (b)	100,000	100,233
Indiana Michigan Power Co.
3.85%, 05/15/28 (b)	100,000	98,272
Interstate Power & Light Co.
4.10%, 09/26/28 (b)	100,000	98,686
3.60%, 04/01/29 (b)	100,000	96,450
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (b)	100,000	95,042
ITC Holdings Corp.
3.35%, 11/15/27 (b)	150,000	145,990
MidAmerican Energy Co.
3.65%, 04/15/29 (b)	100,000	97,614
National Grid PLC
5.60%, 06/12/28 (b)	150,000	154,359
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/27 (b)	250,000	253,400
4.12%, 09/16/27 (b)	100,000	99,670
3.40%, 02/07/28 (b)	125,000	122,044
4.80%, 03/15/28 (b)	100,000	101,116
5.05%, 09/15/28 (b)	75,000	76,398
4.85%, 02/07/29 (b)	125,000	126,614
3.70%, 03/15/29 (b)	75,000	72,946
2.40%, 03/15/30 (b)	100,000	90,844
7.13%, 09/15/53 (b)(c)	100,000	103,839
Nevada Power Co.
3.70%, 05/01/29 (b)	200,000	194,888
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (b)	150,000	144,025
3.55%, 05/01/27 (b)	250,000	245,640
4.63%, 07/15/27 (b)	250,000	250,770
4.90%, 02/28/28 (b)	200,000	202,142
1.90%, 06/15/28 (b)	225,000	208,516

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/15/29 (b)	200,000	202,150
3.50%, 04/01/29 (b)	75,000	72,255
5.00%, 02/28/30 (b)	150,000	152,778
5.05%, 03/15/30 (b)	100,000	101,505
6.70%, 09/01/54 (b)(c)	100,000	101,704
4.80%, 12/01/77 (b)(c)	100,000	94,666
5.65%, 05/01/79 (b)(c)	75,000	73,233
3.80%, 03/15/82 (b)(c)	100,000	94,943
NSTAR Electric Co.
3.20%, 05/15/27 (b)	150,000	146,923
4.85%, 03/01/30 (b)	100,000	100,730
3.95%, 04/01/30 (b)	75,000	72,908
OGE Energy Corp.
5.45%, 05/15/29 (b)	75,000	77,268
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (b)	100,000	94,263
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27 (d)	100,000	100,263
3.70%, 11/15/28 (b)	100,000	97,909
5.75%, 03/15/29 (b)	75,000	78,234
4.65%, 11/01/29 (b)	75,000	75,391
Pacific Gas & Electric Co.
5.45%, 06/15/27 (b)	100,000	101,071
2.10%, 08/01/27 (b)	150,000	141,563
3.30%, 12/01/27 (b)	150,000	144,279
3.00%, 06/15/28 (b)	100,000	94,396
3.75%, 07/01/28	100,000	96,541
4.65%, 08/01/28 (b)	100,000	98,955
6.10%, 01/15/29 (b)	150,000	154,950
5.55%, 05/15/29 (b)	125,000	126,738
PacifiCorp
5.10%, 02/15/29 (b)	75,000	76,149
Pinnacle West Capital Corp.
5.15%, 05/15/30 (b)	100,000	101,177
Public Service Electric & Gas Co.
2.25%, 09/15/26 (b)	100,000	97,524
3.70%, 05/01/28 (b)	75,000	73,934
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (b)	100,000	103,108
5.88%, 10/15/28 (b)	100,000	104,091
5.20%, 04/01/29 (b)	100,000	102,153
4.90%, 03/15/30 (b)	100,000	100,720
Puget Energy, Inc.
2.38%, 06/15/28 (b)	100,000	93,872
San Diego Gas & Electric Co.
4.95%, 08/15/28 (b)	100,000	101,768
Southern California Edison Co.
4.40%, 09/06/26	100,000	99,661
4.70%, 06/01/27 (b)	150,000	149,635
3.65%, 03/01/28 (b)	200,000	193,876
5.30%, 03/01/28 (b)	125,000	126,401
5.65%, 10/01/28 (b)	100,000	102,041
4.20%, 03/01/29 (b)	75,000	73,070
2.85%, 08/01/29 (b)	100,000	92,027
5.25%, 03/15/30 (b)	100,000	100,495
Southern Co.
3.25%, 07/01/26 (b)	300,000	296,382
5.11%, 08/01/27 (g)	100,000	101,298
4.85%, 06/15/28 (b)	100,000	101,295
5.50%, 03/15/29 (b)	150,000	155,484
3.75%, 09/15/51 (b)(c)	200,000	195,596
Southwestern Electric Power Co.
4.10%, 09/15/28 (b)	100,000	98,451
System Energy Resources, Inc.
6.00%, 04/15/28 (b)	100,000	103,771
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tampa Electric Co.
4.90%, 03/01/29 (b)	75,000	76,221
Union Electric Co.
3.50%, 03/15/29 (b)	75,000	72,578
2.95%, 03/15/30 (b)	100,000	93,444
Virginia Electric & Power Co.
3.50%, 03/15/27 (b)	100,000	98,812
3.75%, 05/15/27 (b)	150,000	148,443
3.80%, 04/01/28 (b)	100,000	98,748
WEC Energy Group, Inc.
5.60%, 09/12/26 (b)	42,000	42,462
5.15%, 10/01/27 (b)	50,000	50,711
1.38%, 10/15/27 (b)	150,000	139,599
4.75%, 01/15/28 (b)	100,000	100,910
2.20%, 12/15/28 (b)	75,000	69,339
Xcel Energy, Inc.
3.35%, 12/01/26 (b)	150,000	147,304
1.75%, 03/15/27 (b)	100,000	95,233
4.00%, 06/15/28 (b)	100,000	98,506
2.60%, 12/01/29 (b)	75,000	68,612
		20,888,754
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (b)	75,000	73,209
2.63%, 09/15/29 (b)	100,000	93,023
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (b)	200,000	204,124
NiSource, Inc.
3.49%, 05/15/27 (b)	50,000	49,012
5.25%, 03/30/28 (b)	150,000	152,911
5.20%, 07/01/29 (b)	100,000	101,952
2.95%, 09/01/29 (b)	100,000	93,692
6.95%, 11/30/54 (b)(c)	75,000	76,714
ONE Gas, Inc.
5.10%, 04/01/29 (b)	75,000	76,545
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (b)	75,000	71,916
Sempra
3.25%, 06/15/27 (b)	100,000	97,440
3.40%, 02/01/28 (b)	150,000	145,971
3.70%, 04/01/29 (b)	75,000	72,491
4.13%, 04/01/52 (b)(c)	200,000	189,360
6.88%, 10/01/54 (b)(c)	100,000	97,961
6.63%, 04/01/55 (b)(c)	50,000	47,264
Southern California Gas Co.
2.60%, 06/15/26 (b)	150,000	147,253
2.95%, 04/15/27 (b)	100,000	97,547
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (b)	50,000	49,379
Southwest Gas Corp.
5.45%, 03/23/28 (b)	100,000	102,072
3.70%, 04/01/28 (b)	50,000	48,711
		2,088,547
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (b)	100,000	97,053
3.75%, 09/01/28 (b)	100,000	98,201
2.80%, 05/01/30 (b)	100,000	91,825
Essential Utilities, Inc.
4.80%, 08/15/27 (b)	50,000	50,311
3.57%, 05/01/29 (b)	75,000	71,973

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	75,000	80,121
		489,484
		23,466,785
Total Corporates (Cost $367,095,541)		368,798,974

TREASURIES 67.6% OF NET ASSETS
U.S. Treasury Bonds
6.75%, 08/15/26	1,000,000	1,033,066
6.50%, 11/15/26	1,000,000	1,040,020
6.63%, 02/15/27	700,000	733,455
6.38%, 08/15/27	1,000,000	1,052,930
6.13%, 11/15/27	1,100,000	1,157,793
5.50%, 08/15/28	800,000	840,750
5.25%, 11/15/28	1,300,000	1,356,367
5.25%, 02/15/29	700,000	734,836
6.13%, 08/15/29	500,000	542,266
6.25%, 05/15/30	1,000,000	1,101,445
U.S. Treasury Notes
4.13%, 06/15/26	800,000	799,875
0.88%, 06/30/26	6,700,000	6,472,174
1.88%, 06/30/26	3,425,000	3,344,325
4.63%, 06/30/26	9,100,000	9,146,211
4.50%, 07/15/26	5,300,000	5,323,084
0.63%, 07/31/26	7,400,000	7,111,227
1.88%, 07/31/26	2,750,000	2,681,626
4.38%, 07/31/26	8,700,000	8,726,338
1.50%, 08/15/26	7,900,000	7,663,926
4.38%, 08/15/26	5,500,000	5,519,228
0.75%, 08/31/26	8,000,000	7,680,625
1.38%, 08/31/26	3,300,000	3,193,652
3.75%, 08/31/26	9,300,000	9,263,853
4.63%, 09/15/26	6,100,000	6,143,486
0.88%, 09/30/26	7,800,000	7,484,039
1.63%, 09/30/26	2,600,000	2,519,918
3.50%, 09/30/26	9,550,000	9,484,717
4.63%, 10/15/26	6,350,000	6,399,609
1.13%, 10/31/26	7,450,000	7,155,929
1.63%, 10/31/26	3,200,000	3,096,437
4.13%, 10/31/26	9,500,000	9,512,432
2.00%, 11/15/26	7,200,000	6,996,797
4.63%, 11/15/26	6,500,000	6,554,717
1.25%, 11/30/26	7,800,000	7,491,656
1.63%, 11/30/26	2,900,000	2,801,275
4.25%, 11/30/26	9,025,000	9,057,257
4.38%, 12/15/26	6,850,000	6,888,130
1.25%, 12/31/26	8,000,000	7,668,750
1.75%, 12/31/26	3,100,000	2,994,891
4.25%, 12/31/26	8,900,000	8,934,939
4.00%, 01/15/27	6,800,000	6,801,992
1.50%, 01/31/27	10,400,000	9,990,906
4.13%, 01/31/27	8,900,000	8,922,250
2.25%, 02/15/27	6,100,000	5,930,344
4.13%, 02/15/27	6,750,000	6,767,666
1.13%, 02/28/27	1,650,000	1,572,141
1.88%, 02/28/27	7,140,000	6,892,750
4.13%, 02/28/27	9,300,000	9,327,428
4.25%, 03/15/27	7,425,000	7,464,300
0.63%, 03/31/27	3,100,000	2,921,750
2.50%, 03/31/27	6,800,000	6,630,398
3.88%, 03/31/27	9,500,000	9,490,723
4.50%, 04/15/27	7,550,000	7,627,417
0.50%, 04/30/27	3,600,000	3,376,055
2.75%, 04/30/27	6,200,000	6,068,250
3.75%, 04/30/27	9,500,000	9,471,611
2.38%, 05/15/27	7,200,000	6,993,984
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/15/27	7,800,000	7,884,855
0.50%, 05/31/27	4,300,000	4,021,256
2.63%, 05/31/27	6,000,000	5,853,516
3.88%, 05/31/27	8,900,000	8,897,393
4.63%, 06/15/27	7,500,000	7,606,348
0.50%, 06/30/27	4,500,000	4,198,008
3.25%, 06/30/27	5,900,000	5,827,172
4.38%, 07/15/27	7,400,000	7,471,398
0.38%, 07/31/27	5,900,000	5,473,633
2.75%, 07/31/27	6,000,000	5,859,609
2.25%, 08/15/27	5,000,000	4,828,711
3.75%, 08/15/27	7,200,000	7,178,906
0.50%, 08/31/27	4,400,000	4,082,891
3.13%, 08/31/27	5,600,000	5,509,875
3.38%, 09/15/27	7,500,000	7,419,434
0.38%, 09/30/27	6,100,000	5,630,348
4.13%, 09/30/27	5,600,000	5,631,938
3.88%, 10/15/27	7,700,000	7,699,098
0.50%, 10/31/27	6,300,000	5,813,965
4.13%, 10/31/27	5,500,000	5,530,937
2.25%, 11/15/27	6,000,000	5,773,828
4.13%, 11/15/27	7,000,000	7,039,648
0.63%, 11/30/27	6,700,000	6,188,340
3.88%, 11/30/27	2,300,000	2,300,180
4.00%, 12/15/27	7,020,000	7,043,583
0.63%, 12/31/27	7,100,000	6,538,934
3.88%, 12/31/27	5,225,000	5,227,041
4.25%, 01/15/28	5,350,000	5,399,738
0.75%, 01/31/28	8,000,000	7,373,750
3.50%, 01/31/28	5,700,000	5,648,121
2.75%, 02/15/28	7,650,000	7,431,855
4.25%, 02/15/28	7,250,000	7,320,801
1.13%, 02/29/28	8,100,000	7,526,988
4.00%, 02/29/28	5,250,000	5,268,252
3.88%, 03/15/28	7,000,000	7,004,648
1.25%, 03/31/28	7,250,000	6,746,465
3.63%, 03/31/28	4,950,000	4,920,029
3.75%, 04/15/28	6,750,000	6,729,697
1.25%, 04/30/28	7,900,000	7,337,434
3.50%, 04/30/28	4,800,000	4,752,937
2.88%, 05/15/28	8,100,000	7,879,465
3.75%, 05/15/28	4,000,000	3,988,594
1.25%, 05/31/28	8,300,000	7,692,090
3.63%, 05/31/28	5,475,000	5,438,429
1.25%, 06/30/28	7,500,000	6,935,742
4.00%, 06/30/28	5,700,000	5,723,379
1.00%, 07/31/28	8,025,000	7,345,696
4.13%, 07/31/28	5,500,000	5,541,895
2.88%, 08/15/28	8,350,000	8,099,500
1.13%, 08/31/28	8,130,000	7,452,606
4.38%, 08/31/28	5,975,000	6,064,858
1.25%, 09/30/28	8,100,000	7,439,344
4.63%, 09/30/28	6,400,000	6,548,500
1.38%, 10/31/28	7,600,000	6,995,562
4.88%, 10/31/28	6,750,000	6,961,201
3.13%, 11/15/28	8,500,000	8,292,812
1.50%, 11/30/28	7,850,000	7,242,545
4.38%, 11/30/28	7,200,000	7,312,219
1.38%, 12/31/28	7,600,000	6,968,547
3.75%, 12/31/28	7,700,000	7,663,605
1.75%, 01/31/29	6,900,000	6,398,402
4.00%, 01/31/29	8,200,000	8,227,547
2.63%, 02/15/29	8,400,000	8,034,141
1.88%, 02/28/29	6,500,000	6,046,523
4.25%, 02/28/29	8,600,000	8,703,469
2.38%, 03/31/29	6,150,000	5,817,756
4.13%, 03/31/29	9,200,000	9,271,516
2.88%, 04/30/29	6,100,000	5,872,918
4.63%, 04/30/29	9,250,000	9,486,670

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 05/15/29	6,800,000	6,422,016
2.75%, 05/31/29	5,900,000	5,649,020
4.50%, 05/31/29	9,800,000	10,010,164
3.25%, 06/30/29	5,500,000	5,361,855
4.25%, 06/30/29	9,300,000	9,415,160
2.63%, 07/31/29	5,450,000	5,181,545
4.00%, 07/31/29	9,400,000	9,427,539
1.63%, 08/15/29	6,100,000	5,571,492
3.13%, 08/31/29	5,200,000	5,037,906
3.63%, 08/31/29	9,575,000	9,462,793
3.50%, 09/30/29	9,600,000	9,437,250
3.88%, 09/30/29	4,800,000	4,788,750
4.00%, 10/31/29	5,050,000	5,062,625
4.13%, 10/31/29	9,200,000	9,269,000
1.75%, 11/15/29	4,650,000	4,244,760
3.88%, 11/30/29	4,500,000	4,487,344
4.13%, 11/30/29	9,575,000	9,650,553
3.88%, 12/31/29	4,900,000	4,885,453
4.38%, 12/31/29	9,175,000	9,339,146
3.50%, 01/31/30	4,800,000	4,707,750
4.25%, 01/31/30	9,575,000	9,696,558
1.50%, 02/15/30	7,800,000	6,990,141
4.00%, 02/28/30	13,850,000	13,884,625
3.63%, 03/31/30	4,800,000	4,728,562
4.00%, 03/31/30	9,600,000	9,620,250
3.50%, 04/30/30	4,750,000	4,650,918
3.88%, 04/30/30	9,355,000	9,320,650
0.63%, 05/15/30	10,500,000	8,934,023
3.75%, 05/31/30	4,600,000	4,553,102
4.00%, 05/31/30	9,700,000	9,720,840
Total Treasuries (Cost $978,270,216)		984,902,897

GOVERNMENT RELATED 6.1% OF NET ASSETS

Agency 2.4%
Foreign 1.2%
Austria 0.1%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	250,000	253,035
4.25%, 03/01/28	250,000	252,055
4.13%, 01/18/29	200,000	200,924
3.75%, 09/05/29	250,000	247,463
4.50%, 01/24/30	200,000	203,904
		1,157,381
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	637,364
3.75%, 09/07/27	250,000	249,095
3.88%, 02/14/28	500,000	499,350
4.13%, 02/13/29	300,000	301,212
		1,687,021
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
4.63%, 08/07/26 (h)	500,000	503,010
1.00%, 10/01/26 (h)	350,000	336,378
4.38%, 03/01/27 (h)	500,000	503,280
3.00%, 05/20/27 (h)	650,000	638,300
3.50%, 08/27/27 (h)	300,000	297,489
3.75%, 02/15/28 (h)	500,000	498,260
2.88%, 04/03/28 (h)	250,000	243,253
3.88%, 05/15/28 (h)	450,000	450,085
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 06/15/28 (h)	1,000,000	999,410
4.00%, 03/15/29 (h)	1,000,000	1,001,980
1.75%, 09/14/29 (h)	100,000	91,434
4.63%, 03/18/30 (h)	400,000	411,504
Landwirtschaftliche Rentenbank
1.75%, 07/27/26 (h)	400,000	389,484
2.50%, 11/15/27 (h)	200,000	193,414
4.63%, 04/17/29 (h)	100,000	102,364
4.13%, 05/28/30 (h)	300,000	301,861
		6,961,506
Japan 0.2%
Japan Bank for International Cooperation
1.88%, 07/21/26	350,000	340,879
2.25%, 11/04/26	500,000	486,685
2.88%, 06/01/27	400,000	389,888
2.88%, 07/21/27	250,000	243,717
2.75%, 11/16/27	250,000	242,128
4.63%, 07/19/28	250,000	253,770
3.50%, 10/31/28	200,000	196,152
2.00%, 10/17/29	200,000	182,732
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	194,216
2.75%, 04/27/27	200,000	194,496
4.00%, 05/23/28	250,000	248,922
4.75%, 05/21/29	200,000	203,788
		3,177,373
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (b)	100,000	98,219
3.63%, 09/10/28 (b)	250,000	245,620
3.13%, 04/06/30 (b)	250,000	236,158
		579,997
Republic of Korea 0.2%
Export-Import Bank of Korea
3.25%, 08/12/26	250,000	246,683
1.13%, 12/29/26	200,000	190,192
1.63%, 01/18/27	250,000	239,390
2.38%, 04/21/27	200,000	192,946
4.63%, 01/14/28	200,000	201,484
4.50%, 01/11/29	200,000	200,844
4.88%, 01/14/30	200,000	204,012
Korea Development Bank
0.80%, 07/19/26	450,000	432,328
1.38%, 04/25/27	600,000	568,074
4.63%, 02/03/28	200,000	201,590
4.38%, 02/15/28	200,000	200,288
4.50%, 02/15/29	200,000	200,852
4.88%, 02/03/30	200,000	204,094
		3,282,777
Sweden 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	500,000	484,040
3.75%, 05/08/28	250,000	248,480
4.13%, 06/14/28	200,000	200,740
		933,260
		17,779,315

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 1.2%
Federal Farm Credit Banks Funding Corp.
3.50%, 10/02/26	2,000,000	1,986,640
4.13%, 03/20/29	500,000	502,335
4.75%, 04/30/29	500,000	513,485
Federal Home Loan Banks
4.63%, 11/17/26	1,000,000	1,008,960
1.25%, 12/21/26	3,000,000	2,877,810
4.75%, 04/09/27	3,000,000	3,043,650
4.00%, 06/30/28	2,000,000	2,006,540
3.25%, 11/16/28	1,000,000	979,760
Federal National Mortgage Association
0.75%, 10/08/27	3,000,000	2,789,010
7.25%, 05/15/30	1,000,000	1,145,130
		16,853,320
		34,632,635

Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Hydro-Quebec
8.50%, 12/01/29	500,000	584,665
Province of Alberta
4.50%, 06/26/29	250,000	253,585
Province of British Columbia
2.25%, 06/02/26	200,000	196,162
0.90%, 07/20/26	450,000	433,733
4.70%, 01/24/28	500,000	508,160
4.80%, 11/15/28	300,000	306,717
4.90%, 04/24/29	400,000	411,100
Province of Manitoba
2.13%, 06/22/26	100,000	97,856
1.50%, 10/25/28	100,000	91,922
Province of Ontario
2.30%, 06/15/26	300,000	294,216
3.10%, 05/19/27	400,000	392,524
1.05%, 05/21/27	350,000	330,078
4.20%, 01/18/29	250,000	250,805
3.70%, 09/17/29	300,000	294,747
2.00%, 10/02/29	100,000	91,548
4.70%, 01/15/30	400,000	408,772
Province of Quebec
4.50%, 04/03/29	600,000	608,268
7.50%, 09/15/29	100,000	112,891
1.35%, 05/28/30	200,000	174,670
Province of Saskatchewan
3.25%, 06/08/27	225,000	221,065
4.65%, 01/28/30	100,000	101,986
		6,165,470
U.S. 0.1%
California Earthquake Authority
RB Series A
5.60%, 07/01/27	125,000	125,926
Commonwealth of Massachusetts
RB Series 2022 A
3.77%, 07/15/29	50,000	49,070
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (b)	95,000	94,341
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	116,000	121,726
Oregon School Boards Association
Series B
5.55%, 06/30/28	122,202	123,401
Port Authority of New York & New Jersey
RB 2009 BAB
6.04%, 12/01/29	100,000	106,459
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	100,000	94,622
State of California
2.50%, 10/01/29	100,000	93,169
GO Bonds Series 2019
2.38%, 10/01/26	40,000	39,066
GO Bonds Series 2021A
1.70%, 02/01/28	125,000	117,630
GO Bonds Series 2024
5.13%, 09/01/29	150,000	155,119
GO Bonds Series A
3.05%, 04/01/29	50,000	48,013
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	118,193	120,725
State of Wisconsin
3.15%, 05/01/27	100,000	98,113
State Public School Building Authority
RB Series A
5.00%, 09/15/27	20,000	20,192
University of California
RB Series 2019 BD
3.35%, 07/01/29	100,000	96,727
RB Series 2020 BG
1.32%, 05/15/27 (b)	150,000	142,313
		1,646,612
		7,812,082

Sovereign 0.7%
Canada 0.1%
Canada Government International Bonds
3.75%, 04/26/28	600,000	597,786
4.63%, 04/30/29	400,000	409,728
4.00%, 03/18/30	500,000	500,335
		1,507,849
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (b)	400,000	388,836
3.24%, 02/06/28 (b)	200,000	193,636
4.85%, 01/22/29 (b)	200,000	201,814
		784,286
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (b)	200,000	199,462
3.50%, 01/11/28	200,000	196,288
4.55%, 01/11/28 (b)	200,000	201,266
4.10%, 04/24/28	200,000	199,250
3.40%, 09/18/29	200,000	192,096
5.25%, 01/15/30 (b)	200,000	205,822
		1,194,184

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bonds
5.38%, 03/12/29	500,000	507,285
5.38%, 02/19/30	300,000	302,574
		809,859
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	250,000	232,855
Mexico 0.1%
Mexico Government International Bonds
4.15%, 03/28/27	300,000	297,324
3.75%, 01/11/28	400,000	391,348
4.50%, 04/22/29	400,000	391,708
5.00%, 05/07/29 (b)	200,000	199,244
3.25%, 04/16/30 (b)	200,000	182,646
6.00%, 05/13/30 (b)	200,000	206,442
		1,668,712
Panama 0.0%
Panama Government International Bonds
3.88%, 03/17/28 (b)	200,000	191,990
9.38%, 04/01/29	200,000	223,556
3.16%, 01/23/30 (b)	200,000	176,614
		592,160
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	200,000	193,258
3.75%, 01/14/29	400,000	391,844
9.50%, 02/02/30	300,000	361,986
4.38%, 03/05/30	200,000	199,648
		1,146,736
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (b)	200,000	206,184
4.63%, 03/18/29 (b)	200,000	201,428
4.88%, 02/12/30	400,000	404,456
		812,068
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	200,000	195,578
2.50%, 06/19/29	200,000	187,260
		382,838
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	300,012
		9,431,559

Supranational* 2.5%
African Development Bank
0.88%, 07/22/26	300,000	289,332
4.63%, 01/04/27	300,000	302,835
4.38%, 11/03/27	500,000	505,155
4.38%, 03/14/28	400,000	404,868
3.50%, 09/18/29	100,000	98,090
4.00%, 03/18/30	300,000	299,901
Arab Energy Fund
1.48%, 10/06/26 (a)(d)	200,000	191,918
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Asian Development Bank
1.75%, 08/14/26	250,000	243,255
1.50%, 01/20/27	750,000	720,712
3.13%, 08/20/27	500,000	491,760
2.50%, 11/02/27	500,000	483,875
4.38%, 01/14/28	700,000	708,260
2.75%, 01/19/28	500,000	485,750
3.75%, 04/25/28	1,000,000	995,880
4.50%, 08/25/28	500,000	508,665
4.38%, 03/06/29	500,000	507,330
3.63%, 08/28/29	500,000	493,475
1.75%, 09/19/29	500,000	456,495
1.88%, 01/24/30	200,000	182,192
4.13%, 05/30/30	500,000	502,715
Asian Infrastructure Investment Bank
3.75%, 09/14/27	500,000	498,340
4.00%, 01/18/28	350,000	350,893
4.13%, 01/18/29	450,000	452,678
4.50%, 01/16/30	300,000	306,198
Corp. Andina de Fomento
2.25%, 02/08/27	100,000	96,678
6.00%, 04/26/27	100,000	103,060
4.13%, 01/07/28	300,000	299,007
5.00%, 01/24/29	200,000	204,318
5.00%, 01/22/30	300,000	307,314
Council of Europe Development Bank
0.88%, 09/22/26	250,000	240,025
4.13%, 01/24/29	200,000	201,026
4.50%, 01/15/30	200,000	204,012
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	198,526
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	505,920
4.13%, 01/25/29	400,000	402,168
European Investment Bank
1.38%, 03/15/27	750,000	716,872
2.38%, 05/24/27	500,000	485,040
3.25%, 11/15/27	650,000	640,510
3.88%, 03/15/28	1,000,000	999,940
3.88%, 06/15/28	500,000	499,975
4.50%, 10/16/28	750,000	763,867
4.00%, 02/15/29	1,000,000	1,002,520
4.75%, 06/15/29	1,000,000	1,029,760
1.63%, 10/09/29	100,000	90,786
3.75%, 11/15/29	750,000	743,490
4.50%, 03/14/30	500,000	511,420
Inter-American Development Bank
2.00%, 06/02/26	300,000	293,787
2.00%, 07/23/26	400,000	390,764
1.50%, 01/13/27	850,000	816,918
2.38%, 07/07/27	850,000	823,607
1.13%, 07/20/28	200,000	183,606
3.13%, 09/18/28	200,000	195,040
4.13%, 02/15/29	750,000	754,380
2.25%, 06/18/29	350,000	327,558
3.50%, 09/14/29	300,000	294,423
4.50%, 02/15/30	600,000	613,074
Inter-American Investment Corp.
3.63%, 02/17/27	100,000	99,215
4.75%, 09/19/28	200,000	204,518
4.25%, 04/01/30	200,000	201,092
International Bank for Reconstruction & Development
4.00%, 08/27/26	500,000	499,550
1.88%, 10/27/26	500,000	485,355
3.13%, 06/15/27	600,000	590,520
2.50%, 11/22/27	500,000	483,580
0.75%, 11/24/27	1,000,000	926,140

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 04/20/28	750,000	698,633
3.63%, 05/05/28	500,000	496,225
3.50%, 07/12/28	500,000	493,860
4.63%, 08/01/28	750,000	765,435
1.13%, 09/13/28	750,000	685,733
3.63%, 09/21/29	300,000	295,947
3.88%, 10/16/29	750,000	746,992
3.88%, 02/14/30	700,000	696,486
4.13%, 03/20/30	500,000	502,685
0.88%, 05/14/30	400,000	344,216
International Finance Corp.
0.75%, 10/08/26	100,000	95,733
4.50%, 01/21/28	300,000	304,500
4.50%, 07/13/28	400,000	406,892
4.25%, 07/02/29	300,000	303,231
Nordic Investment Bank
4.38%, 03/14/28	250,000	253,093
3.75%, 05/09/30	250,000	247,271
		36,246,865
Total Government Related (Cost $88,064,057)		88,123,141

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (i)	6,784,019	6,784,019
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (i)(j)	1,061,730	1,061,730
		7,845,749
Total Short-Term Investments (Cost $7,845,749)		7,845,749
Total Investments in Securities (Cost $1,441,275,563)		1,449,670,761

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,031,796.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,930,644 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/25	FACE AMOUNT AT 5/31/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$39,377	$—	($39,624 )	($1,043 )	$1,768	($478 )	$—	$—	$698
0.90%, 03/11/26	165,492	—	(169,156)	(5,518)	8,986	196	—	—	906
1.15%, 05/13/26	118,170	—	(121,259)	(3,779)	6,900	(32)	—	—	1,078
5.88%, 08/24/26	128,173	—	—	—	(1,064)	(86)	127,023	125,000	5,508
3.20%, 03/02/27	48,529	—	—	—	383	161	49,073	50,000	1,200
2.45%, 03/03/27	190,554	—	—	—	1,338	1,824	193,716	200,000	3,675
3.30%, 04/01/27	97,209	—	(49,193)	(628)	1,635	126	49,149	50,000	2,338
3.20%, 01/25/28	86,544	—	—	—	(7)	1,115	87,652	90,000	2,160
2.00%, 03/20/28	138,339	—	—	—	(24)	3,035	141,350	150,000	2,250

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/25	FACE AMOUNT AT 5/31/25	INTEREST INCOME EARNED
4.00%, 02/01/29	$73,839	$—	$—	$—	$106	$397	$74,342	$75,000	$2,250
5.64%, 05/19/29	155,263	—	—	—	109	22	155,394	150,000	6,348
3.25%, 05/22/29	71,397	—	—	—	20	594	72,011	75,000	1,828
2.75%, 10/01/29	—	45,859	—	—	355	386	46,600	50,000	684
6.20%, 11/17/29	185,568	—	—	—	87	(544)	185,111	175,000	8,132
4.63%, 03/22/30	—	50,683	—	—	(79)	(11)	50,593	50,000	193
Total	$1,498,454	$96,542	($379,232 )	($10,968 )	$20,513	$6,705	$1,232,014		$39,248

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$368,798,974	$—	$368,798,974
Treasuries [1]	—	984,902,897	—	984,902,897
Government Related [1]	—	88,123,141	—	88,123,141
Short-Term Investments [1]	7,845,749	—	—	7,845,749
Total	$7,845,749	$1,441,825,012	$—	$1,449,670,761

[1]	As categorized in the Portfolio Holdings.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG89450MAY25